UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

Item 1.	Schedule of Investments.

Schwab Strategic Trust
Schwab International Equity ETF™
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.9%	Common Stock	3,639,762,480	3,919,833,386
0.5%	Preferred Stock	15,507,936	17,833,453
0.0%	Rights	887,099	352,083
0.2%	Other Investment Companies	9,359,329	9,359,329
99.6%	Total Investments	3,665,516,844	3,947,378,251
0.4%	Other Assets and Liabilities, Net		16,945,361
100.0%	Net Assets		3,964,323,612

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets
Australia 6.2%
Banks 2.1%
Australia & New Zealand Banking Group Ltd.	692,328	17,588,791
Bank of Queensland Ltd.	77,509	786,113
Bendigo & Adelaide Bank Ltd.	119,192	1,121,285
Commonwealth Bank of Australia	403,658	26,291,111
National Australia Bank Ltd.	613,439	16,115,193
Westpac Banking Corp.	773,840	19,878,791
		81,781,284
Capital Goods 0.0%
CIMIC Group Ltd.	20,288	376,434
GWA Group Ltd. *	221,900	445,016
		821,450
Commercial & Professional Services 0.2%
ALS Ltd.	60,864	285,121
Brambles Ltd.	370,534	3,244,673
Downer EDI Ltd.	176,252	694,797
Recall Holdings Ltd.	92,708	550,676
Seek Ltd.	72,276	936,076
		5,711,343
Consumer Services 0.1%
Aristocrat Leisure Ltd.	77,348	461,807
Crown Resorts Ltd.	90,423	906,015
Echo Entertainment Group Ltd.	205,416	735,863
Flight Centre Travel Group Ltd.	17,752	632,534
Tabcorp Holdings Ltd.	108,719	418,591
Tatts Group Ltd.	343,628	1,094,205
		4,249,015
Diversified Financials 0.2%
ASX Ltd.	62,487	1,991,191
Challenger Ltd.	119,192	627,700
IOOF Holdings Ltd.	107,780	892,652
Security	Number of Shares	Value ($)
Macquarie Group Ltd.	83,726	5,239,200
Perpetual Ltd.	6,340	274,095
		9,024,838
Energy 0.3%
Caltex Australia Ltd.	59,466	1,533,965
New Hope Corp., Ltd.	49,452	79,870
Oil Search Ltd.	329,935	1,919,371
Origin Energy Ltd.	293,054	2,985,675
Santos Ltd.	228,240	1,441,327
Whitehaven Coal Ltd. *	326,246	369,593
Woodside Petroleum Ltd.	154,696	4,337,434
		12,667,235
Food & Staples Retailing 0.4%
Wesfarmers Ltd.	282,903	9,454,490
Woolworths Ltd.	305,780	6,553,661
		16,008,151
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	152,160	1,175,191
Treasury Wine Estates Ltd.	118,026	486,045
		1,661,236
Health Care Equipment & Services 0.1%
Ansell Ltd.	25,360	519,266
Cochlear Ltd.	8,876	601,621
Ramsay Health Care Ltd.	38,040	1,849,557
Sonic Healthcare Ltd.	120,460	1,851,499
		4,821,943
Insurance 0.4%
AMP Ltd.	722,805	3,684,786
Insurance Australia Group Ltd.	651,752	2,823,681
Medibank Pvt Ltd. *	786,775	1,288,787
QBE Insurance Group Ltd.	333,747	3,742,586
Suncorp Group Ltd.	322,213	3,337,012
		14,876,852
Materials 1.1%
Adelaide Brighton Ltd.	143,284	509,997
Alumina Ltd.	499,592	676,870
Amcor Ltd.	365,327	4,054,774
BHP Billiton Ltd.	792,500	17,949,861
BlueScope Steel Ltd.	153,428	412,220
Boral Ltd.	189,007	905,668
CSR Ltd.	182,043	586,642
DuluxGroup Ltd.	87,492	393,118
Fortescue Metals Group Ltd. (a)	474,232	878,462
Iluka Resources Ltd.	153,428	1,056,973
Incitec Pivot Ltd.	491,984	1,502,591
James Hardie Industries plc CDI	62,202	840,837
Newcrest Mining Ltd. *	174,984	1,892,594
Orica Ltd.	87,492	1,465,990
Orora Ltd.	453,159	763,115
OZ Minerals Ltd.	128,068	461,720
Rio Tinto Ltd.	114,671	5,108,500
    1

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sims Metal Management Ltd.	48,184	427,836
South32 Ltd. *	1,267,006	2,109,893
		41,997,661
Media 0.0%
Fairfax Media Ltd.	715,415	564,043
REA Group Ltd.	8,876	265,447
Seven West Media Ltd.	133,348	127,589
		957,079
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	131,872	9,438,023
Real Estate 0.5%
Dexus Property Group	364,663	2,235,842
Federation Centres	4,880	11,281
Goodman Group	228,419	1,145,224
Lend Lease Group	178,829	2,280,498
Mirvac Group	820,396	1,262,224
Novion Property Group	747,252	1,395,641
Scentre Group	1,226,580	3,708,599
Stockland	741,780	2,464,233
The GPT Group	538,972	1,906,009
Westfield Corp.	512,272	3,795,708
		20,205,259
Retailing 0.0%
Harvey Norman Holdings Ltd.	171,180	615,840
Software & Services 0.1%
Computershare Ltd.	162,304	1,600,155
Telecommunication Services 0.1%
Telstra Corp., Ltd.	1,051,172	5,004,734
TPG Telecom Ltd.	45,648	315,869
		5,320,603
Transportation 0.2%
Asciano Ltd.	256,136	1,325,361
Aurizon Holdings Ltd.	456,864	1,867,433
Macquarie Atlas Roads Group	235,848	595,748
Sydney Airport	134,810	587,153
Transurban Group	569,779	4,435,517
		8,811,212
Utilities 0.1%
AGL Energy Ltd.	223,490	2,776,473
APA Group	224,321	1,600,305
AusNet Services	291,640	340,434
		4,717,212
		245,286,391
Austria 0.2%
Banks 0.1%
Erste Group Bank AG *	73,924	2,140,847
Capital Goods 0.0%
ANDRITZ AG	18,632	1,149,847
Energy 0.0%
OMV AG	45,648	1,293,695
Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,412	433,025
Materials 0.1%
voestalpine AG	46,916	1,947,896
Security	Number of Shares	Value ($)
Telecommunication Services 0.0%
Telekom Austria AG	29,391	208,288
		7,173,598
Belgium 1.1%
Banks 0.1%
KBC Groep N.V.	73,791	4,938,994
Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	22,824	1,895,000
Food & Staples Retailing 0.1%
Colruyt S.A.	25,360	1,138,690
Delhaize Group S.A.	16,499	1,469,887
		2,608,577
Food, Beverage & Tobacco 0.6%
Anheuser-Busch InBev N.V.	195,515	23,460,934
Insurance 0.1%
Ageas	50,874	1,901,953
Materials 0.1%
Solvay S.A.	8,876	1,226,132
Umicore S.A.	27,896	1,367,860
		2,593,992
Media 0.0%
Telenet Group Holding N.V. *	19,020	1,031,786
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	36,772	2,624,507
Telecommunication Services 0.0%
Belgacom S.A.	49,452	1,714,604
		42,770,347
Canada 7.3%
Automobiles & Components 0.2%
Magna International, Inc.	114,160	6,536,363
Banks 2.0%
Bank of Montreal	154,696	9,407,549
Canadian Imperial Bank of Commerce	102,407	7,785,639
National Bank of Canada	79,176	3,076,970
Royal Bank of Canada	353,240	22,375,876
The Bank of Nova Scotia	308,124	16,143,649
The Toronto-Dominion Bank	457,260	19,836,274
		78,625,957
Capital Goods 0.1%
Bombardier, Inc., B Shares	443,800	917,287
Finning International, Inc.	63,550	1,266,673
SNC-Lavalin Group, Inc.	15,221	548,236
		2,732,196
Consumer Services 0.0%
Restaurant Brands International, Inc.	40,916	1,578,622
Diversified Financials 0.1%
CI Financial Corp.	50,720	1,420,526
IGM Financial, Inc.	35,512	1,197,721
		2,618,247
Energy 1.4%
ARC Resources Ltd.	55,285	1,008,926
Cameco Corp.	122,711	1,832,432
Canadian Natural Resources Ltd.	273,964	8,423,584
2

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Canadian Oil Sands Ltd.	126,800	1,105,214
Cenovus Energy, Inc.	173,963	2,859,780
Crescent Point Energy Corp.	99,291	2,241,554
Enbridge, Inc.	212,457	10,123,727
Encana Corp.	194,287	2,453,005
Husky Energy, Inc.	84,111	1,646,844
Imperial Oil Ltd.	76,504	2,989,678
Inter Pipeline Ltd.	53,256	1,320,041
MEG Energy Corp. *	20,288	325,063
Pembina Pipeline Corp.	66,388	2,132,181
Suncor Energy, Inc.	352,857	10,275,467
Tourmaline Oil Corp. *	35,504	1,143,125
TransCanada Corp.	180,218	7,781,895
		57,662,516
Food & Staples Retailing 0.2%
Alimentation Couche-Tard, Inc., B Shares	87,042	3,379,175
George Weston Ltd.	10,232	828,479
Loblaw Cos. Ltd.	65,076	3,297,462
Metro, Inc.	64,893	1,786,799
		9,291,915
Food, Beverage & Tobacco 0.1%
Saputo, Inc.	78,898	2,138,289
Health Care Equipment & Services 0.1%
Catamaran Corp. *	46,931	2,799,129
Insurance 0.6%
Fairfax Financial Holdings Ltd.	3,813	1,913,419
Great-West Lifeco, Inc.	82,744	2,388,357
Intact Financial Corp.	26,836	1,917,487
Manulife Financial Corp.	452,708	8,279,851
Power Corp. of Canada	126,800	3,269,931
Power Financial Corp.	95,100	2,735,101
Sun Life Financial, Inc.	126,800	4,032,814
		24,536,960
Materials 0.7%
Agnico Eagle Mines Ltd.	49,481	1,586,405
Agrium, Inc.	33,254	3,441,686
Barrick Gold Corp.	314,464	3,708,320
Eldorado Gold Corp.	190,200	912,716
First Quantum Minerals Ltd.	148,431	1,912,093
Franco-Nevada Corp.	45,648	2,338,991
Goldcorp, Inc.	202,205	3,576,757
Potash Corp. of Saskatchewan, Inc.	215,830	6,767,544
Silver Wheaton Corp.	87,551	1,665,801
Teck Resources Ltd., Class B	138,503	1,605,558
Turquoise Hill Resources Ltd. *	166,108	726,577
Yamana Gold, Inc.	252,105	902,791
		29,145,239
Media 0.2%
Shaw Communications, Inc., B Shares	126,800	2,788,432
Thomson Reuters Corp.	103,285	4,109,059
		6,897,491
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Valeant Pharmaceuticals International, Inc. *	77,902	18,500,516
Security	Number of Shares	Value ($)
Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	227,156	8,003,462
RioCan Real Estate Investment Trust	46,660	1,035,435
		9,038,897
Retailing 0.1%
Canadian Tire Corp. Ltd., Class A	20,288	2,095,844
Software & Services 0.1%
CGI Group, Inc., Class A *	82,535	3,483,232
Technology Hardware & Equipment 0.0%
BlackBerry Ltd. *	133,449	1,305,357
Telecommunication Services 0.2%
BCE, Inc.	67,204	2,934,202
Rogers Communications, Inc., B Shares	80,295	2,752,512
TELUS Corp.	45,139	1,531,092
		7,217,806
Transportation 0.4%
Canadian National Railway Co.	186,912	11,046,264
Canadian Pacific Railway Ltd.	42,117	6,914,172
		17,960,436
Utilities 0.1%
Canadian Utilities Ltd., Class A	57,060	1,688,144
Fortis, Inc.	59,898	1,822,492
		3,510,636
		287,675,648
Denmark 1.5%
Banks 0.2%
Danske Bank A/S	230,776	6,759,101
Jyske Bank A/S - Reg’d *	2,536	122,054
		6,881,155
Capital Goods 0.1%
Vestas Wind Systems A/S	59,596	3,037,297
Commercial & Professional Services 0.0%
ISS A/S	25,360	869,471
Consumer Durables & Apparel 0.1%
Pandora A/S	36,772	3,690,872
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	34,236	3,142,002
Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	31,725	2,391,718
William Demant Holding A/S *	7,608	625,550
		3,017,268
Materials 0.1%
Chr Hansen Holding A/S	22,824	1,112,237
Novozymes A/S, B Shares	73,544	3,530,916
		4,643,153
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
H. Lundbeck A/S *	6,340	123,731
Novo Nordisk A/S, B Shares	494,545	27,566,376
		27,690,107
Telecommunication Services 0.0%
TDC A/S	96,748	722,265
    3

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 0.1%
AP Moller - Maersk A/S, A Shares	800	1,502,491
AP Moller - Maersk A/S, B Shares	1,362	2,622,040
DSV A/S	62,132	2,156,683
		6,281,214
		59,974,804
Finland 0.7%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	35,504	1,143,612
Capital Goods 0.2%
Kone Oyj, B Shares	104,230	4,361,786
Metso Oyj	11,457	329,346
Wartsila Oyj Abp	39,670	1,769,264
		6,460,396
Energy 0.0%
Neste Oil Oyj	48,184	1,218,180
Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	15,216	568,025
Insurance 0.1%
Sampo Oyj, A Shares	101,008	4,748,539
Materials 0.1%
Stora Enso Oyj, R Shares	195,272	2,039,175
UPM-Kymmene Oyj	150,892	2,701,480
		4,740,655
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	16,484	549,396
Technology Hardware & Equipment 0.2%
Nokia Oyj	948,757	6,911,932
Utilities 0.1%
Fortum Oyj	95,185	1,807,448
		28,148,183
France 7.9%
Automobiles & Components 0.4%
Cie Generale des Etablissements Michelin	51,988	5,561,204
Peugeot S.A. *	101,963	2,123,957
Renault S.A.	47,243	4,896,171
Valeo S.A.	20,288	3,232,985
		15,814,317
Banks 0.7%
BNP Paribas S.A.	239,218	14,406,315
Credit Agricole S.A.	275,156	4,101,169
Natixis S.A.	250,514	1,874,769
Societe Generale S.A.	178,788	8,335,509
		28,717,762
Capital Goods 1.3%
Airbus Group N.V.	143,284	9,739,549
Alstom S.A. *	63,400	1,981,343
Bouygues S.A.	34,236	1,345,618
Compagnie de Saint-Gobain	116,656	5,426,622
Eiffage S.A.	5,072	295,606
Legrand S.A.	71,357	4,008,622
Rexel S.A.	53,256	975,067
Safran S.A.	78,616	5,551,543
Security	Number of Shares	Value ($)
Schneider Electric SE	138,341	10,431,879
Thales S.A.	19,020	1,181,091
Vallourec S.A.	30,432	751,027
Vinci S.A.	112,852	6,691,067
Zodiac Aerospace	50,720	1,846,983
		50,226,017
Commercial & Professional Services 0.1%
Bureau Veritas S.A.	76,080	1,740,357
Edenred	50,720	1,278,959
Societe BIC S.A.	10,372	1,706,271
		4,725,587
Consumer Durables & Apparel 0.5%
Christian Dior SE	9,602	1,924,365
Hermes International	6,356	2,478,313
Kering	16,508	2,894,864
LVMH Moet Hennessy Louis Vuitton SE	60,879	10,822,657
		18,120,199
Consumer Services 0.1%
Accor S.A.	57,060	3,121,320
Sodexo S.A.	22,844	2,351,979
		5,473,299
Diversified Financials 0.1%
Eurazeo S.A.	12,016	803,599
Wendel S.A.	8,876	1,129,306
		1,932,905
Energy 0.7%
Technip S.A.	27,896	1,837,780
Total S.A.	501,431	25,274,488
		27,112,268
Food & Staples Retailing 0.2%
Carrefour S.A.	157,232	5,327,447
Casino Guichard Perrachon S.A.	16,484	1,291,804
		6,619,251
Food, Beverage & Tobacco 0.4%
Danone S.A.	132,694	9,096,811
Pernod-Ricard S.A.	53,291	6,575,803
		15,672,614
Health Care Equipment & Services 0.2%
BioMerieux	5,072	565,522
Essilor International S.A.	54,653	6,659,980
		7,225,502
Household & Personal Products 0.3%
L'Oreal S.A.	59,062	11,134,220
Insurance 0.3%
AXA S.A.	451,631	11,346,268
CNP Assurances	32,968	544,155
SCOR SE	35,504	1,214,455
		13,104,878
Materials 0.4%
Air Liquide S.A.	89,054	11,452,515
Arkema S.A.	12,680	940,174
Imerys S.A.	8,876	663,182
Lafarge S.A.	49,452	3,485,051
		16,540,922
4

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 0.5%
Eutelsat Communications S.A.	31,700	1,077,731
JCDecaux S.A.	13,948	568,094
Numericable-SFR SAS *	30,712	1,768,744
Publicis Groupe S.A.	44,009	3,513,031
SES S.A.	84,956	3,002,884
Societe Television Francaise 1	40,576	683,965
Vivendi S.A.	302,101	7,680,728
		18,295,177
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Ipsen S.A.	15,216	811,249
Sanofi	286,813	28,033,003
		28,844,252
Real Estate 0.1%
Fonciere Des Regions	8,876	780,443
Gecina S.A.	12,680	1,663,341
Klepierre	22,824	1,012,185
		3,455,969
Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	181,324	1,545,430
Software & Services 0.2%
Atos SE	16,484	1,265,599
Cap Gemini S.A.	36,772	3,185,692
Dassault Systemes S.A.	38,100	2,972,839
		7,424,130
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	741,780	2,962,673
Ingenico Group	7,825	968,992
		3,931,665
Telecommunication Services 0.2%
Iliad S.A.	5,072	1,147,448
Orange S.A.	478,036	7,526,005
		8,673,453
Transportation 0.1%
Aeroports de Paris	10,144	1,252,823
Air France-KLM *(a)	42,267	349,446
Bollore S.A.	253,600	1,444,667
Groupe Eurotunnel SE - Reg'd	125,185	1,882,338
		4,929,274
Utilities 0.3%
Electricite de France S.A.	74,812	1,835,611
GDF Suez	330,948	6,667,094
Suez Environnement Co.	96,368	1,855,269
Veolia Environnement S.A.	122,996	2,550,626
		12,908,600
		312,427,691
Germany 7.0%
Automobiles & Components 1.0%
Bayerische Motoren Werke AG	77,820	8,591,523
Continental AG	26,628	6,137,959
Daimler AG - Reg'd	236,429	22,105,350
Volkswagen AG	6,340	1,525,714
		38,360,546
Banks 0.1%
Commerzbank AG *	277,692	3,688,385
Security	Number of Shares	Value ($)
Capital Goods 0.7%
Brenntag AG	28,149	1,697,056
GEA Group AG	54,524	2,642,461
HOCHTIEF AG	16,484	1,253,310
MAN SE	8,451	871,861
MTU Aero Engines AG	4,210	400,914
OSRAM Licht AG	21,556	1,134,144
Siemens AG - Reg'd	197,808	20,771,513
		28,771,259
Consumer Durables & Apparel 0.1%
adidas AG	50,191	3,936,077
HUGO BOSS AG	9,950	1,133,958
Puma SE	2,536	405,374
		5,475,409
Diversified Financials 0.4%
Deutsche Bank AG - Reg'd	365,184	10,976,135
Deutsche Boerse AG	49,482	3,956,425
		14,932,560
Food & Staples Retailing 0.0%
METRO AG	50,720	1,756,900
Health Care Equipment & Services 0.3%
Celesio AG	21,556	626,155
Fresenius Medical Care AG & Co. KGaA	59,596	5,081,998
Fresenius SE & Co. KGaA	106,512	6,764,746
		12,472,899
Household & Personal Products 0.1%
Beiersdorf AG	20,288	1,833,248
Henkel AG & Co. KGaA	36,772	3,763,406
		5,596,654
Insurance 0.7%
Allianz SE - Reg'd	114,120	17,860,242
Hannover Rueck SE	16,484	1,598,490
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	41,303	7,607,471
		27,066,203
Materials 1.1%
BASF SE	228,534	21,096,595
Fuchs Petrolub SE	12,680	506,579
HeidelbergCement AG	42,601	3,449,678
K+S AG - Reg'd	50,728	1,650,117
LANXESS AG	20,288	1,123,927
Linde AG	45,244	8,673,134
Symrise AG	30,196	1,918,789
ThyssenKrupp AG	119,832	3,168,834
Wacker Chemie AG	5,072	549,563
		42,137,216
Media 0.1%
Axel Springer SE	15,216	827,264
Kabel Deutschland Holding AG *	10,179	1,372,649
ProSiebenSat.1 Media AG - Reg'd	37,178	1,774,696
RTL Group S.A.	8,876	794,748
		4,769,357
    5

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Bayer AG - Reg'd	208,821	29,567,733
Merck KGaA	32,968	3,519,389
QIAGEN N.V. *	59,596	1,455,733
		34,542,855
Real Estate 0.0%
Deutsche Wohnen AG	57,667	1,402,292
Retailing 0.0%
Fielmann AG	7,608	521,231
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	295,444	3,844,814
Software & Services 0.5%
SAP SE	227,186	16,785,198
United Internet AG - Reg'd	24,334	1,132,773
Wirecard AG	40,576	1,678,439
		19,596,410
Telecommunication Services 0.4%
Deutsche Telekom AG - Reg'd	772,838	13,256,030
Telefonica Deutschland Holding AG	99,294	548,116
		13,804,146
Transportation 0.2%
Deutsche Lufthansa AG - Reg'd *	57,060	800,739
Deutsche Post AG - Reg'd	223,168	6,714,978
Fraport AG Frankfurt Airport Services Worldwide	11,412	747,691
		8,263,408
Utilities 0.3%
E.ON SE	500,860	7,341,709
RWE AG	125,532	2,925,952
		10,267,661
		277,270,205
Greece 0.0%
Banks 0.0%
Alpha Bank AE *	579,607	212,241
National Bank of Greece S.A. *	392,438	499,089
Piraeus Bank S.A. *	292,888	162,802
		874,132
Consumer Services 0.0%
OPAP S.A.	30,562	298,209
Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A. *	56,631	501,667
		1,674,008
Hong Kong 3.4%
Automobiles & Components 0.0%
Xinyi Glass Holdings Ltd.	572,358	344,823
Banks 0.3%
BOC Hong Kong Holdings Ltd.	1,268,000	5,218,208
Hang Seng Bank Ltd.	253,600	5,090,615
The Bank of East Asia Ltd.	319,616	1,443,139
		11,751,962
Capital Goods 0.5%
China Huarong Energy Co., Ltd. *(a)	979,176	111,162
CK Hutchison Holdings Ltd.	339,837	5,304,781
Security	Number of Shares	Value ($)
Hopewell Holdings Ltd.	282,570	1,104,537
Hutchison Whampoa Ltd. (b)	465,760	6,785,421
Jardine Matheson Holdings Ltd.	58,686	3,607,428
Jardine Strategic Holdings Ltd.	60,082	1,997,126
Johnson Electric Holdings Ltd.	253,850	910,402
Shun Tak Holdings Ltd.	366,562	218,475
		20,039,332
Consumer Durables & Apparel 0.1%
Global Brands Group Holding Ltd. *	871,246	195,570
Li & Fung Ltd.	871,246	755,303
Prada S.p.A. (a)	74,120	406,861
Samsonite International S.A.	382,158	1,390,284
Techtronic Industries Co., Ltd.	385,174	1,329,206
Texwinca Holdings Ltd.	135,348	131,305
Yue Yuen Industrial Holdings Ltd.	426,977	1,467,956
		5,676,485
Consumer Services 0.2%
China Travel International Investment Hong Kong Ltd.	1,365,060	667,425
Galaxy Entertainment Group Ltd.	464,683	2,224,038
Melco International Development Ltd.	131,574	198,594
MGM China Holdings Ltd.	193,216	351,458
Sands China Ltd.	568,684	2,197,249
Shangri-La Asia Ltd.	60,126	91,994
SJM Holdings Ltd.	286,050	366,440
Wynn Macau Ltd.	507,200	956,617
		7,053,815
Diversified Financials 0.3%
Goldin Financial Holdings Ltd. *(a)	337,648	824,132
Hong Kong Exchanges & Clearing Ltd.	313,852	12,081,898
		12,906,030
Energy 0.0%
Brightoil Petroleum Holdings Ltd. *(a)	2,536,000	1,410,061
Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	414,108	2,363,950
Tingyi Cayman Islands Holding Corp.	283,534	602,069
Want Want China Holdings Ltd.	1,542,728	1,741,442
		4,707,461
Insurance 0.5%
AIA Group Ltd.	3,073,334	20,240,300
Materials 0.0%
Huabao International Holdings Ltd.	456,880	440,875
Shougang Fushan Resources Group Ltd. (a)	647,580	152,046
United Co. RUSAL plc *	483,298	264,358
		857,279
Media 0.0%
Television Broadcasts Ltd.	125,800	773,312
Real Estate 0.7%
Cheung Kong Property Holdings Ltd. (b)	334,647	2,033,384
Great Eagle Holdings Ltd.	62,642	236,780
Hang Lung Properties Ltd.	407,818	1,288,973
Henderson Land Development Co., Ltd.	244,236	1,970,827
Hongkong Land Holdings Ltd.	243,536	2,096,845
6

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Hysan Development Co., Ltd.	132,832	606,621
Kerry Properties Ltd.	166,798	696,108
New World China Land Ltd.	399,012	264,067
New World Development Co., Ltd.	1,268,000	1,691,419
Shui On Land Ltd.	1,902,000	601,157
Sino Land Co., Ltd.	597,518	1,023,671
Sun Hung Kai Properties Ltd.	355,240	6,021,833
Swire Pacific Ltd., Class A	176,862	2,379,744
Swire Properties Ltd.	507,200	1,727,407
The Link REIT	634,000	3,680,554
The Wharf Holdings Ltd.	342,660	2,364,986
Wheelock & Co., Ltd.	150,444	811,265
		29,495,641
Retailing 0.1%
Chow Tai Fook Jewellery Group Ltd. (a)	511,974	629,437
Esprit Holdings Ltd. (a)	634,000	633,873
L'Occitane International S.A.	146,860	433,861
Parkson Retail Group Ltd. (a)	1,365,060	332,832
Sa Sa International Holdings Ltd. (a)	574,874	298,875
		2,328,878
Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	47,846	497,190
Semiconductor Manufacturing International Corp. *	10,144,000	1,164,691
Xinyi Solar Holdings Ltd. (a)	572,358	268,032
		1,929,913
Technology Hardware & Equipment 0.1%
AAC Technologies Holdings, Inc.	223,408	1,249,394
FIH Mobile Ltd. *	1,268,000	759,012
VTech Holdings Ltd.	48,704	642,136
		2,650,542
Telecommunication Services 0.0%
PCCW Ltd.	1,268,000	793,364
Transportation 0.1%
Hopewell Highway Infrastructure Ltd.	27,618	13,717
Kerry Logistics Network Ltd.	41,006	64,539
MTR Corp., Ltd.	575,305	2,757,201
		2,835,457
Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	90,318	745,703
CLP Holdings Ltd.	313,226	2,739,674
Hong Kong & China Gas Co., Ltd.	1,680,180	4,053,301
Power Assets Holdings Ltd.	254,100	2,435,594
		9,974,272
		135,768,927
Ireland 0.2%
Banks 0.1%
Bank of Ireland *	6,773,435	2,584,269
Food, Beverage & Tobacco 0.1%
Kerry Group plc, A Shares	39,308	2,930,484
Materials 0.0%
Smurfit Kappa Group plc	65,830	1,937,838
Security	Number of Shares	Value ($)
Transportation 0.0%
Ryanair Holdings plc	141,222	1,796,014
		9,248,605
Israel 0.6%
Banks 0.1%
Bank Hapoalim B.M.	289,104	1,516,704
Bank Leumi Le-Israel *	247,260	966,816
First International Bank of Israel Ltd.	34,236	459,730
Israel Discount Bank Ltd., A Shares *	232,050	413,191
Mizrahi Tefahot Bank Ltd. *	27,896	317,353
		3,673,794
Energy 0.0%
Delek Group Ltd.	1,268	366,363
Food, Beverage & Tobacco 0.0%
Osem Investments Ltd.	16,484	333,390
Materials 0.0%
Israel Chemicals Ltd.	129,336	925,202
The Israel Corp., Ltd.	1,268	452,219
		1,377,421
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Teva Pharmaceutical Industries Ltd.	239,802	14,551,295
Real Estate 0.0%
Azrieli Group	10,144	433,606
Gazit-Globe Ltd.	19,020	236,924
		670,530
Software & Services 0.0%
NICE-Systems Ltd.	12,680	796,299
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	669,696	1,121,511
Cellcom Israel Ltd. *	31,700	130,505
Partner Communications Co., Ltd. *	53,256	127,309
		1,379,325
Utilities 0.0%
Kenon Holdings Ltd. *	8,561	173,678
		23,322,095
Italy 2.0%
Automobiles & Components 0.1%
Fiat Chrysler Automobiles N.V. *	207,017	3,302,315
Pirelli & C. S.p.A.	115,388	1,954,513
		5,256,828
Banks 0.6%
Banca Monte dei Paschi di Siena S.p.A. *	57,021	115,340
Banco Popolare SC *	99,298	1,671,084
Intesa Sanpaolo S.p.A.	3,078,704	11,077,862
UniCredit S.p.A.	1,103,363	7,705,615
Unione di Banche Italiane S.C.p.A.	206,684	1,684,757
		22,254,658
Capital Goods 0.1%
CNH Industrial N.V.	224,436	1,994,321
Finmeccanica S.p.A. *	78,616	1,041,184
Prysmian S.p.A.	34,408	775,212
		3,810,717
    7

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	52,559	3,532,295
Diversified Financials 0.1%
EXOR S.p.A.	35,504	1,764,074
Mediobanca S.p.A.	148,356	1,524,032
		3,288,106
Energy 0.3%
Eni S.p.A.	623,856	11,210,184
Saipem S.p.A. *	76,080	964,224
Tenaris S.A.	116,656	1,685,668
		13,860,076
Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	122,265	322,781
Insurance 0.2%
Assicurazioni Generali S.p.A.	311,928	6,022,311
Mediolanum S.p.A.	31,700	269,346
UnipolSai S.p.A	112,852	306,096
		6,597,753
Media 0.0%
Mediaset S.p.A.	221,900	1,067,027
Telecommunication Services 0.1%
Telecom Italia S.p.A. *	2,781,184	3,402,855
Telecom Italia S.p.A. - RSP	1,643,328	1,621,497
		5,024,352
Transportation 0.1%
Atlantia S.p.A.	128,222	3,292,296
Utilities 0.3%
Enel Green Power S.p.A.	128,068	241,922
Enel S.p.A.	1,708,906	8,277,388
Snam S.p.A.	432,388	2,135,116
Terna Rete Elettrica Nazionale S.p.A.	396,884	1,888,438
		12,542,864
		80,849,753
Japan 21.3%
Automobiles & Components 2.9%
Aisin Seiki Co., Ltd.	32,350	1,496,346
Bridgestone Corp.	155,476	6,484,901
Daihatsu Motor Co., Ltd.	109,210	1,598,174
Denso Corp.	126,800	6,652,926
Fuji Heavy Industries Ltd.	151,502	5,735,577
Honda Motor Co., Ltd.	431,620	14,820,362
Isuzu Motors Ltd.	153,860	2,097,217
Koito Manufacturing Co., Ltd.	19,970	786,924
KYB Co., Ltd.	96,608	357,332
Mazda Motor Corp.	128,888	2,778,318
Mitsubishi Motors Corp.	127,300	1,186,882
NGK Spark Plug Co., Ltd.	55,094	1,675,973
Nissan Motor Co., Ltd.	634,000	6,644,240
NOK Corp.	54,994	1,825,821
Stanley Electric Co., Ltd.	43,472	1,040,427
Sumitomo Electric Industries Ltd.	253,600	4,060,624
Sumitomo Rubber Industries Ltd.	106,155	1,874,254
Suzuki Motor Corp.	126,800	4,428,983
Toyota Industries Corp.	34,766	2,101,172
Security	Number of Shares	Value ($)
Toyota Motor Corp.	667,678	46,292,772
Yamaha Motor Co., Ltd.	82,970	2,082,691
		116,021,916
Banks 2.2%
Aozora Bank Ltd.	372,852	1,439,189
Fukuoka Financial Group, Inc.	134,090	722,883
Hokuhoku Financial Group, Inc.	618,904	1,466,278
Mitsubishi UFJ Financial Group, Inc.	3,687,764	27,375,545
Mizuho Financial Group, Inc.	6,340,000	14,029,284
North Pacific Bank Ltd.	253,600	1,068,801
Resona Holdings, Inc.	634,000	3,641,687
Seven Bank Ltd.	126,800	600,817
Shinsei Bank Ltd.	440,526	894,577
Sumitomo Mitsui Financial Group, Inc.	337,828	15,435,632
Sumitomo Mitsui Trust Holdings, Inc.	1,208,120	5,548,230
Suruga Bank Ltd.	50,062	1,068,651
The 77 Bank Ltd.	60,126	337,223
The Bank of Kyoto Ltd.	104,156	1,193,520
The Bank of Yokohama Ltd.	491,204	3,062,133
The Chiba Bank Ltd.	163,024	1,288,743
The Chugoku Bank Ltd.	42,514	655,722
The Gunma Bank Ltd.	36,224	254,541
The Hachijuni Bank Ltd.	164,282	1,249,706
The Hiroshima Bank Ltd.	47,546	280,843
The Iyo Bank Ltd.	126,800	1,554,154
The Joyo Bank Ltd.	171,830	931,880
The Juroku Bank Ltd.	130,316	492,511
The Shiga Bank Ltd.	72,706	396,647
The Shizuoka Bank Ltd.	137,864	1,513,121
Yamaguchi Financial Group, Inc.	40,618	517,156
		87,019,474
Capital Goods 2.9%
Amada Holdings Co., Ltd.	205,870	2,110,211
Asahi Glass Co., Ltd.	179,378	1,173,737
Chiyoda Corp.	16,096	142,807
COMSYS Holdings Corp.	44,775	651,627
Daikin Industries Ltd.	82,835	6,368,740
DMG Mori Seiki Co., Ltd.	10,864	216,326
Ebara Corp.	38,740	188,869
FANUC Corp.	46,032	10,215,732
Fuji Electric Co., Ltd.	146,779	701,398
Hino Motors Ltd.	126,800	1,727,860
Hoshizaki Electric Co., Ltd.	5,432	335,738
IHI Corp.	347,692	1,681,093
ITOCHU Corp.	414,208	5,607,554
JGC Corp.	60,126	1,208,625
JTEKT Corp.	62,742	1,152,254
Kajima Corp.	218,376	962,582
Kawasaki Heavy Industries Ltd.	379,142	1,918,701
Keihan Electric Railway Co., Ltd.	100,382	575,946
Komatsu Ltd.	254,100	5,371,944
Kubota Corp.	259,632	4,339,230
Kurita Water Industries Ltd.	30,743	739,744
LIXIL Group Corp.	72,906	1,395,904
Makita Corp.	25,560	1,396,485
Marubeni Corp.	352,724	2,069,246
Minebea Co., Ltd.	92,834	1,720,603
MISUMI Group, Inc.	16,854	706,240
Mitsubishi Corp.	380,400	8,543,251
Mitsubishi Electric Corp.	443,042	6,087,164
8

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Mitsubishi Heavy Industries Ltd.	697,900	4,437,271
Mitsui & Co., Ltd.	485,714	6,831,974
Mitsui Engineering & Shipbuilding Co., Ltd.	282,276	509,528
Nabtesco Corp.	25,554	661,012
NGK Insulators Ltd.	48,804	1,215,233
Nidec Corp.	56,587	4,142,737
NSK Ltd.	87,802	1,451,162
NTN Corp.	70,190	416,293
Obayashi Corp.	114,220	750,145
Seibu Holdings, Inc.	34,995	789,887
Shimizu Corp.	171,830	1,318,201
SMC Corp.	18,120	5,497,546
Sojitz Corp.	634,000	1,583,787
Sumitomo Corp.	380,400	4,541,380
Taisei Corp.	181,894	995,254
The Japan Steel Works Ltd.	87,802	408,250
THK Co., Ltd.	64,200	1,551,519
Toshiba Corp.	1,268,000	4,451,973
TOTO Ltd.	84,028	1,393,526
Toyota Tsusho Corp.	97,360	2,734,192
		114,990,481
Commercial & Professional Services 0.2%
Dai Nippon Printing Co., Ltd.	160,508	1,699,565
Recruit Holdings Co., Ltd.	41,020	1,285,852
Secom Co., Ltd.	43,472	2,911,445
Toppan Printing Co., Ltd.	156,734	1,329,956
		7,226,818
Consumer Durables & Apparel 0.9%
Asics Corp.	46,138	1,230,644
Bandai Namco Holdings, Inc.	60,226	1,239,512
Casio Computer Co., Ltd. (a)	58,868	1,114,315
Haseko Corp.	129,058	1,513,191
Iida Group Holdings Co., Ltd.	16,854	275,841
Nikon Corp.	126,800	1,576,634
Panasonic Corp.	544,182	8,029,310
Rinnai Corp.	4,374	337,315
Sega Sammy Holdings, Inc.	47,246	683,781
Sekisui Chemical Co., Ltd.	101,640	1,374,366
Sekisui House Ltd.	149,644	2,502,809
Sharp Corp. *(a)	356,498	499,864
Shimano, Inc.	18,362	2,614,582
Sony Corp. *	312,442	9,723,607
Sumitomo Forestry Co., Ltd.	126,800	1,657,356
Wacoal Holdings Corp.	26,160	314,734
Yamaha Corp.	21,586	440,087
		35,127,948
Consumer Services 0.1%
Benesse Holdings, Inc.	33,308	873,666
Oriental Land Co., Ltd.	66,616	4,299,884
Resorttrust, Inc.	27,418	694,868
		5,868,418
Diversified Financials 0.6%
Aiful Corp. *	85,586	264,148
Credit Saison Co., Ltd.	59,168	1,168,150
Daiwa Securities Group, Inc.	414,108	3,294,644
Jafco Co., Ltd.	4,274	165,318
Japan Exchange Group, Inc.	62,642	1,910,633
Mitsubishi UFJ Lease & Finance Co., Ltd.	253,600	1,338,555
Security	Number of Shares	Value ($)
Nomura Holdings, Inc.	887,600	5,890,869
Okasan Securities Group, Inc.	37,482	274,859
Orient Corp. *	85,586	149,661
ORIX Corp.	314,026	4,996,530
SBI Holdings, Inc.	96,524	1,387,637
Tokai Tokyo Financial Holdings, Inc.	24,302	177,425
Zenkoku Hosho Co., Ltd.	27,438	924,218
		21,942,647
Energy 0.2%
Cosmo Oil Co., Ltd. *	156,734	265,234
Idemitsu Kosan Co., Ltd.	31,168	617,106
Inpex Corp.	253,600	3,126,701
Japan Petroleum Exploration Co., Ltd.	8,448	282,860
JX Holdings, Inc.	760,800	3,368,867
Showa Shell Sekiyu K.K.	126,800	1,187,329
		8,848,097
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	253,600	3,394,412
FamilyMart Co., Ltd.	18,612	782,905
Lawson, Inc.	13,180	921,894
Seven & i Holdings Co., Ltd.	208,212	8,652,639
Sugi Holdings Co., Ltd.	12,022	585,139
Sundrug Co., Ltd.	10,864	576,052
Tsuruha Holdings, Inc.	10,864	818,554
		15,731,595
Food, Beverage & Tobacco 0.9%
Ajinomoto Co., Inc.	132,832	2,749,337
Asahi Group Holdings Ltd.	126,800	4,068,288
Calbee, Inc.	17,928	689,844
Japan Tobacco, Inc.	275,986	10,096,913
Kewpie Corp.	66,016	1,458,688
Kikkoman Corp.	57,610	1,615,559
Kirin Holdings Co., Ltd.	298,804	4,308,874
MEIJI Holdings Co., Ltd.	16,196	1,848,063
NH Foods Ltd.	43,772	950,959
Nisshin Seifun Group, Inc.	99,724	1,247,203
Nissin Foods Holdings Co., Ltd.	21,128	902,360
Sapporo Holdings Ltd.	65,158	245,731
Suntory Beverage & Food Ltd.	24,902	1,039,465
Toyo Suisan Kaisha Ltd.	27,618	960,326
Yakult Honsha Co., Ltd.	28,696	1,600,196
Yamazaki Baking Co., Ltd.	24,902	415,385
		34,197,191
Health Care Equipment & Services 0.3%
Alfresa Holdings Corp.	78,138	1,199,507
Hoya Corp.	110,746	4,101,158
M3, Inc.	24,102	459,530
Miraca Holdings, Inc.	9,006	435,441
Nipro Corp.	52,778	508,663
Olympus Corp.	66,813	2,285,517
Suzuken Co., Ltd.	22,844	746,464
Sysmex Corp.	24,902	1,446,822
Terumo Corp.	118,805	2,705,531
		13,888,633
Household & Personal Products 0.3%
Kao Corp.	141,538	6,452,157
Kobayashi Pharmaceutical Co., Ltd.	4,574	297,451
Lion Corp.	60,126	426,374
Pigeon Corp.	15,940	418,747
    9

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Shiseido Co., Ltd.	126,800	2,549,897
Unicharm Corp.	77,410	1,714,192
		11,858,818
Insurance 0.7%
MS&AD Insurance Group Holdings, Inc.	126,800	3,949,248
Sompo Japan Nipponkoa Holdings, Inc.	126,800	4,628,744
Sony Financial Holdings, Inc.	39,040	684,565
T&D Holdings, Inc.	237,895	3,567,610
The Dai-ichi Life Insurance Co., Ltd.	365,404	6,427,954
Tokio Marine Holdings, Inc.	174,797	7,245,705
		26,503,826
Materials 1.5%
Air Water, Inc.	61,384	1,105,055
Asahi Kasei Corp.	345,176	3,072,218
Daicel Corp.	86,544	1,129,093
Denki Kagaku Kogyo K.K.	47,546	216,092
DIC Corp.	224,172	644,904
Dowa Holdings Co., Ltd.	19,870	178,693
Hitachi Chemical Co., Ltd.	27,418	544,184
Hitachi Metals Ltd.	62,642	1,043,402
JFE Holdings, Inc.	130,674	3,197,483
JSR Corp.	113,165	2,066,416
Kaneka Corp.	38,740	283,772
Kansai Paint Co., Ltd.	55,094	953,640
Kobe Steel Ltd.	1,268,000	2,380,789
Kuraray Co. Ltd.	126,800	1,668,596
Maruichi Steel Tube Ltd.	5,632	149,315
Mitsubishi Chemical Holdings Corp.	508,485	3,209,608
Mitsubishi Gas Chemical Co., Inc.	18,612	108,287
Mitsubishi Materials Corp.	636,955	2,530,471
Mitsui Chemicals, Inc.	114,220	373,692
Mitsui Mining & Smelting Co., Ltd.	84,028	229,546
Nippon Kayaku Co., Ltd.	40,869	457,448
Nippon Paint Holdings Co., Ltd.	60,126	1,870,231
Nippon Paper Industries Co., Ltd.	14,938	264,826
Nippon Shokubai Co., Ltd.	42,127	583,895
Nippon Steel & Sumitomo Metal Corp.	2,171,696	5,983,342
Nissan Chemical Industries Ltd.	36,183	789,002
Nisshin Steel Co., Ltd.	19,770	256,973
Nitto Denko Corp.	40,098	3,120,726
Oji Holdings Corp.	151,702	676,024
Shin-Etsu Chemical Co., Ltd.	118,605	7,261,862
Sumitomo Chemical Co., Ltd.	309,952	1,810,832
Sumitomo Metal Mining Co., Ltd.	131,574	2,038,366
Sumitomo Osaka Cement Co., Ltd.	62,642	225,137
Taiheiyo Cement Corp.	243,536	714,349
Taiyo Nippon Sanso Corp.	22,386	276,183
Teijin Ltd.	293,152	1,093,754
Toray Industries, Inc.	386,366	3,223,998
Tosoh Corp.	158,168	948,281
Toyobo Co., Ltd.	136,606	219,063
Ube Industries Ltd.	152,960	271,173
Zeon Corp.	34,966	327,978
		57,498,699
Media 0.1%
Dentsu, Inc.	60,984	3,086,180
Hakuhodo DY Holdings, Inc.	159,486	1,728,584
Security	Number of Shares	Value ($)
Shochiku Co., Ltd.	34,966	295,293
Toho Co., Ltd.	27,218	687,606
		5,797,663
Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Astellas Pharma, Inc.	615,425	8,986,261
Chugai Pharmaceutical Co., Ltd.	56,452	1,692,263
Daiichi Sankyo Co., Ltd.	155,476	2,939,880
Eisai Co., Ltd.	61,484	3,864,581
Hisamitsu Pharmaceutical Co., Inc.	12,980	527,170
Kaken Pharmaceutical Co., Ltd.	12,322	404,627
KYORIN Holdings, Inc.	9,206	193,623
Kyowa Hakko Kirin Co., Ltd.	42,310	534,948
Mitsubishi Tanabe Pharma Corp.	114,350	1,818,985
Nippon Shinyaku Co., Ltd.	14,838	453,767
Ono Pharmaceutical Co., Ltd.	23,794	2,607,667
Otsuka Holdings Co., Ltd.	95,150	2,984,196
Rohto Pharmaceutical Co., Ltd.	24,902	352,575
Santen Pharmaceutical Co., Ltd.	105,948	1,474,453
Sawai Pharmaceutical Co., Ltd.	4,574	264,278
Shionogi & Co., Ltd.	74,364	2,639,699
Sumitomo Dainippon Pharma Co., Ltd.	45,330	515,782
Taisho Pharmaceutical Holdings Co., Ltd.	8,292	575,318
Takeda Pharmaceutical Co., Ltd.	188,384	9,169,099
Tsumura & Co.	35,882	785,041
		42,784,213
Real Estate 0.8%
Aeon Mall Co., Ltd.	33,594	618,848
Daikyo, Inc.	161,526	239,500
Daito Trust Construction Co., Ltd.	14,738	1,644,286
Daiwa House Industry Co., Ltd.	215,038	5,176,022
Hulic Co., Ltd.	57,110	591,372
Mitsubishi Estate Co., Ltd.	319,544	7,155,911
Mitsui Fudosan Co., Ltd.	268,438	7,844,719
Nomura Real Estate Holdings, Inc.	8,048	165,636
NTT Urban Development Corp.	70,390	733,991
Sumitomo Real Estate Sales Co., Ltd.	13,280	345,123
Sumitomo Realty & Development Co., Ltd.	102,718	3,964,859
Tokyo Tatemono Co., Ltd.	84,028	652,750
Tokyu Fudosan Holdings Corp.	126,800	955,381
		30,088,398
Retailing 0.6%
Aoyama Trading Co., Ltd.	23,744	907,895
Don Quijote Holdings Co., Ltd.	13,680	1,058,286
Fast Retailing Co., Ltd.	13,134	5,429,503
Isetan Mitsukoshi Holdings Ltd.	160,557	2,701,503
J Front Retailing Co., Ltd.	46,288	816,507
Marui Group Co., Ltd.	126,800	1,604,223
Nitori Holdings Co., Ltd.	16,096	1,241,297
Rakuten, Inc.	253,600	4,175,066
Ryohin Keikaku Co., Ltd.	6,871	1,166,622
Sanrio Co., Ltd.	24,302	682,481
Shimamura Co., Ltd.	7,696	830,408
Start Today Co., Ltd.	6,590	177,900
Takashimaya Co., Ltd.	81,512	785,594
USS Co., Ltd.	109,110	2,050,401
Yamada Denki Co., Ltd.	231,756	976,739
		24,604,425
10

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	90,718	1,085,589
Disco Corp.	5,432	507,766
Rohm Co., Ltd.	16,854	1,196,533
Sumco Corp.	23,044	349,481
Tokyo Electron Ltd.	43,372	2,777,528
		5,916,897
Software & Services 0.4%
Dena Co., Ltd.	24,102	514,883
Fujitsu Ltd.	445,558	2,502,550
Gree, Inc.	65,058	407,874
Kakaku.com, Inc.	22,286	347,503
Konami Corp.	30,692	575,035
Nexon Co., Ltd.	31,092	419,170
Nintendo Co., Ltd.	25,960	4,418,189
Nomura Research Institute Ltd.	29,634	1,140,274
NTT Data Corp.	33,308	1,484,292
Obic Co., Ltd.	24,302	996,794
Otsuka Corp.	18,112	881,554
Square Enix Holdings Co., Ltd.	26,718	584,978
Trend Micro, Inc.	21,128	744,022
Yahoo Japan Corp.	380,400	1,704,359
		16,721,477
Technology Hardware & Equipment 1.6%
Alps Electric Co., Ltd.	42,814	1,100,582
Anritsu Corp.	69,332	492,774
Azbil Corp.	9,006	245,661
Brother Industries Ltd.	79,596	1,250,753
Canon, Inc.	276,544	9,564,663
Citizen Holdings Co., Ltd.	96,796	706,694
FUJIFILM Holdings Corp.	126,800	4,857,627
Hamamatsu Photonics K.K.	54,236	1,676,095
Hirose Electric Co., Ltd.	5,400	771,957
Hitachi Ltd.	1,268,000	8,685,282
Ibiden Co., Ltd.	32,263	604,728
Japan Aviation Electronics Industry Ltd.	21,128	580,575
Japan Display, Inc. *	136,306	574,463
Keyence Corp.	10,564	5,712,111
Konica Minolta, Inc.	87,802	1,109,421
Kyocera Corp.	70,190	3,832,042
Murata Manufacturing Co., Ltd.	50,397	8,217,763
NEC Corp.	555,368	1,825,941
Omron Corp.	40,956	1,910,917
Ricoh Co., Ltd.	159,250	1,668,278
Seiko Epson Corp.	65,458	1,212,683
Shimadzu Corp.	36,224	482,228
Taiyo Yuden Co., Ltd.	22,086	331,570
TDK Corp.	25,960	2,083,578
Topcon Corp.	6,390	149,020
Yaskawa Electric Corp.	55,094	776,941
Yokogawa Electric Corp.	127,800	1,516,978
		61,941,325
Telecommunication Services 0.9%
KDDI Corp.	451,090	10,218,091
Nippon Telegraph & Telephone Corp.	84,128	5,876,994
NTT DOCOMO, Inc.	303,562	5,469,718
SoftBank Corp.	228,242	13,696,911
		35,261,714
Security	Number of Shares	Value ($)
Transportation 1.0%
Central Japan Railway Co.	47,722	8,316,115
East Japan Railway Co.	96,808	8,865,973
Hankyu Hanshin Holdings, Inc.	274,728	1,653,748
Japan Airlines Co., Ltd.	47,246	1,627,597
Kawasaki Kisen Kaisha Ltd.	169,314	429,783
Keikyu Corp.	125,542	968,159
Keio Corp.	181,894	1,345,571
Keisei Electric Railway Co., Ltd.	126,586	1,465,845
Kintetsu Group Holdings Co., Ltd.	416,624	1,396,636
Mitsui OSK Lines Ltd.	391,464	1,346,993
Nagoya Railroad Co., Ltd.	195,717	742,840
Nippon Express Co., Ltd.	217,373	1,203,395
Nippon Yusen K.K.	401,528	1,216,604
Odakyu Electric Railway Co., Ltd.	156,226	1,484,270
Tobu Railway Co., Ltd.	287,308	1,268,744
Tokyu Corp.	241,020	1,584,853
West Japan Railway Co.	59,268	3,529,478
Yamato Holdings Co., Ltd.	126,800	2,599,964
		41,046,568
Utilities 0.6%
Chubu Electric Power Co., Inc.	253,600	3,837,873
Electric Power Development Co., Ltd.	37,192	1,294,729
Hokkaido Electric Power Co., Inc. *	39,698	403,394
Hokuriku Electric Power Co.	126,800	1,928,132
Kyushu Electric Power Co., Inc. *	126,800	1,484,672
Osaka Gas Co., Ltd.	352,724	1,416,069
The Chugoku Electric Power Co., Inc.	127,400	1,934,176
The Kansai Electric Power Co., Inc. *	253,600	2,821,184
Toho Gas Co., Ltd.	169,314	1,058,767
Tohoku Electric Power Co., Inc.	126,800	1,780,994
Tokyo Electric Power Co., Inc. *	380,400	2,173,364
Tokyo Gas Co., Ltd.	533,104	2,956,033
		23,089,387
		843,976,628
Netherlands 2.5%
Banks 0.4%
ING Groep N.V. CVA	921,836	15,134,565
Capital Goods 0.2%
Boskalis Westminster N.V.	10,144	501,741
Koninklijke Philips N.V.	255,531	6,949,160
		7,450,901
Commercial & Professional Services 0.1%
Randstad Holding N.V.	36,772	2,125,810
Energy 0.0%
Koninklijke Vopak N.V.	26,947	1,338,314
Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	182,140	3,697,247
Food, Beverage & Tobacco 0.6%
Heineken Holding N.V.	27,896	1,936,566
Heineken N.V.	56,119	4,389,272
Unilever N.V. CVA	385,065	16,392,715
		22,718,553
Insurance 0.1%
Aegon N.V.	511,004	3,883,020
NN Group N.V. *	23,330	651,340
		4,534,360
    11

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.3%
Akzo Nobel N.V.	58,328	4,434,789
ArcelorMittal	251,064	2,669,415
Koninklijke DSM N.V.	46,916	2,777,050
OCI N.V. *	16,484	485,421
		10,366,675
Media 0.2%
Altice S.A. *	19,540	2,538,589
Reed Elsevier N.V.	176,252	4,266,607
Wolters Kluwer N.V.	76,080	2,363,432
		9,168,628
Real Estate 0.2%
Unibail-Rodamco SE	24,744	6,343,906
Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	83,331	9,295,879
Software & Services 0.0%
Gemalto N.V.	19,020	1,660,700
Telecommunication Services 0.1%
Koninklijke KPN N.V.	764,947	2,770,900
Transportation 0.0%
TNT Express N.V.	114,120	960,887
		97,567,325
New Zealand 0.2%
Consumer Services 0.0%
SKYCITY Entertainment Group Ltd.	235,848	743,432
Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	96,112	546,424
Materials 0.1%
Fletcher Building Ltd.	166,867	1,040,111
Real Estate 0.0%
Kiwi Property Group Ltd.	637,498	571,551
Software & Services 0.0%
Xero Ltd. *	13,948	203,456
Telecommunication Services 0.0%
Spark New Zealand Ltd.	504,664	992,894
Transportation 0.1%
Auckland International Airport Ltd.	444,534	1,534,094
Utilities 0.0%
Contact Energy Ltd.	171,867	752,095
		6,384,057
Norway 0.6%
Banks 0.1%
DNB A.S.A.	294,176	5,149,599
Energy 0.2%
Seadrill Ltd.	41,915	503,666
Statoil A.S.A.	295,188	5,519,372
Subsea 7 S.A.	87,492	914,449
		6,937,487
Food, Beverage & Tobacco 0.1%
Orkla A.S.A.	253,600	1,980,615
Insurance 0.0%
Gjensidige Forsikring A.S.A.	55,792	858,592
Security	Number of Shares	Value ($)
Materials 0.1%
Norsk Hydro A.S.A.	213,024	996,864
Yara International A.S.A.	44,807	2,253,652
		3,250,516
Media 0.0%
Schibsted A.S.A.	22,824	1,462,045
Telecommunication Services 0.1%
Telenor A.S.A.	163,572	3,696,139
		23,334,993
Portugal 0.1%
Banks 0.0%
Banco Comercial Portugues S.A. - Reg'd *	10,633,448	993,261
Banco Espirito Santo S.A. - Reg'd *(b)(c)	505,213	—
		993,261
Energy 0.0%
Galp Energia, SGPS, S.A.	125,532	1,475,362
Utilities 0.1%
EDP - Energias de Portugal S.A.	642,876	2,505,626
		4,974,249
Republic of Korea 3.7%
Automobiles & Components 0.3%
Halla Visteon Climate Control Corp.	3,558	118,466
Hankook Tire Co., Ltd.	15,037	594,967
Hyundai Mobis Co., Ltd.	16,134	3,253,733
Hyundai Motor Co.	41,845	5,965,721
Hyundai Wia Corp.	5,062	653,161
Kia Motors Corp.	62,324	2,679,665
		13,265,713
Banks 0.3%
BNK Financial Group, Inc.	60,760	860,755
Hana Financial Group, Inc.	71,059	1,904,311
KB Financial Group, Inc. ADR	126,800	4,545,780
Kyongnam Bank *	3,021	26,987
Shinhan Financial Group Co., Ltd. ADR	114,572	4,263,224
		11,601,057
Capital Goods 0.4%
Cheil Industries, Inc. *	6,000	1,039,477
CJ Corp.	4,000	866,231
Daelim Industrial Co., Ltd.	24,143	1,705,749
Daewoo International Corp.	15,027	361,353
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	29,644	427,976
Doosan Corp.	1,746	180,390
Doosan Heavy Industries & Construction Co., Ltd.	14,480	356,039
GS Engineering & Construction Corp. *	14,464	353,035
Hyundai Development Co-Engineering & Construction	13,197	720,432
Hyundai Engineering & Construction Co., Ltd.	20,409	814,887
Hyundai Heavy Industries Co., Ltd. *	11,564	1,356,481
12

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Hyundai Mipo Dockyard Co., Ltd. *	1,366	96,757
KCC Corp.	1,332	658,638
KEPCO Engineering & Construction Co., Inc.	2,732	93,306
LG Corp.	25,925	1,457,367
LG Hausys Ltd.	1,709	240,563
Neo Holdings Co., Ltd. (b)(c)	1,746	—
Samsung C&T Corp.	47,482	2,699,180
Samsung Engineering Co., Ltd. *	6,147	207,997
Samsung Heavy Industries Co., Ltd.	48,686	786,356
Samsung Techwin Co., Ltd. *	14,690	355,900
SK Holdings Co., Ltd.	7,007	1,131,742
		15,909,856
Commercial & Professional Services 0.0%
S-1 Corp.	6,932	517,281
Consumer Durables & Apparel 0.1%
Coway Co., Ltd.	14,000	1,155,876
LG Electronics, Inc.	24,304	1,212,733
		2,368,609
Consumer Services 0.0%
Kangwon Land, Inc.	24,840	903,273
Diversified Financials 0.1%
Daewoo Securities Co., Ltd.	73,600	949,678
Korea Investment Holdings Co., Ltd.	18,000	1,078,457
Samsung Card Co., Ltd.	6,960	262,511
Samsung Securities Co., Ltd.	14,820	780,950
		3,071,596
Energy 0.1%
GS Holdings Corp.	14,877	665,824
S-Oil Corp.	18,785	1,118,709
SK Innovation Co., Ltd. *	17,871	1,814,110
		3,598,643
Food & Staples Retailing 0.0%
E-Mart Co., Ltd.	4,879	1,085,201
Food, Beverage & Tobacco 0.1%
CJ CheilJedang Corp.	1,700	628,920
KT&G Corp.	28,444	2,474,173
Lotte Chilsung Beverage Co., Ltd.	207	479,093
Lotte Confectionery Co., Ltd.	300	543,018
Orion Corp.	1,177	1,327,543
		5,452,747
Household & Personal Products 0.1%
Amorepacific Corp.	8,240	3,003,799
AMOREPACIFIC Group	7,000	1,105,346
LG Household & Health Care Ltd.	2,320	1,691,460
		5,800,605
Insurance 0.2%
Dongbu Insurance Co., Ltd.	12,977	601,866
Hanwha Life Insurance Co., Ltd.	45,793	340,891
Hyundai Marine & Fire Insurance Co., Ltd.	51,234	1,285,184
Samsung Fire & Marine Insurance Co., Ltd.	10,193	2,796,004
Samsung Life Insurance Co., Ltd.	13,416	1,355,824
		6,379,769
Materials 0.3%
Hanwha Chemical Corp.	9,562	164,364
Hyosung Corp.	7,728	801,913
Security	Number of Shares	Value ($)
Hyundai Steel Co.	20,000	1,346,267
Korea Zinc Co., Ltd.	3,129	1,417,332
Kumho Petrochemical Co., Ltd.	4,781	339,512
LG Chem Ltd.	11,820	2,661,033
Lotte Chemical Corp.	3,108	661,843
POSCO ADR	87,968	4,817,128
Samsung Fine Chemicals Co., Ltd.	4,781	176,874
		12,386,266
Media 0.0%
Cheil Worldwide, Inc. *	27,000	501,872
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Celltrion, Inc. *	18,215	1,134,071
Yuhan Corp.	2,866	690,478
		1,824,549
Retailing 0.1%
Hotel Shilla Co., Ltd.	6,804	733,660
Hyundai Department Store Co., Ltd.	5,016	692,486
Lotte Shopping Co., Ltd.	2,388	545,151
		1,971,297
Semiconductors & Semiconductor Equipment 0.2%
SK Hynix, Inc.	128,765	5,937,191
Software & Services 0.2%
Daum Kakao Corp.	7,509	794,772
NAVER Corp.	6,703	3,683,399
NCSoft Corp.	4,310	766,136
NHN Entertainment Corp. *	2,478	124,990
Samsung SDS Co., Ltd.	6,560	1,982,946
SK C&C Co., Ltd.	4,800	1,080,622
		8,432,865
Technology Hardware & Equipment 0.9%
LG Display Co., Ltd. ADR	126,800	1,675,028
Samsung Electro-Mechanics Co., Ltd.	11,815	588,485
Samsung Electronics Co., Ltd. GDR	53,858	31,883,936
Samsung SDI Co., Ltd.	13,303	1,470,442
		35,617,891
Telecommunication Services 0.1%
KT Corp. ADR *	87,492	1,144,395
LG Uplus Corp.	37,570	315,951
SK Telecom Co., Ltd. ADR	100,528	2,456,904
		3,917,250
Transportation 0.1%
CJ Korea Express Co., Ltd. *	3,145	533,508
Hyundai Glovis Co., Ltd.	6,249	1,412,474
Hyundai Merchant Marine Co., Ltd. *	13,216	105,537
Korean Air Lines Co., Ltd. *	4,781	174,502
		2,226,021
Utilities 0.1%
Korea Electric Power Corp. ADR	126,800	2,620,956
Korea Gas Corp.	3,633	170,463
		2,791,419
		145,560,971
    13

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Singapore 1.2%
Banks 0.4%
DBS Group Holdings Ltd.	426,330	6,415,968
Oversea-Chinese Banking Corp., Ltd.	762,591	5,766,497
United Overseas Bank Ltd.	270,983	4,648,637
		16,831,102
Capital Goods 0.1%
COSCO Corp., Ltd. (a)	547,198	212,973
Keppel Corp., Ltd.	309,952	2,010,586
Noble Group Ltd.	1,268,181	747,427
Singapore Technologies Engineering Ltd.	542,166	1,366,569
Yangzijiang Shipbuilding Holdings Ltd.	832,368	891,668
		5,229,223
Consumer Services 0.0%
Genting Singapore plc	1,519,084	1,036,072
Diversified Financials 0.0%
Singapore Exchange Ltd.	171,542	1,072,058
Food & Staples Retailing 0.0%
Olam International Ltd.	217,623	320,247
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	2,536,000	789,621
Wilmar International Ltd.	568,079	1,415,039
		2,204,660
Media 0.0%
Singapore Press Holdings Ltd.	338,886	1,045,123
Real Estate 0.3%
CapitaLand Commercial Trust	1,268,000	1,518,141
CapitaLand Ltd.	1,070,240	2,769,025
CapitaLand Mall Trust	1,268,000	2,039,855
City Developments Ltd.	152,259	1,187,460
Global Logistic Properties Ltd.	666,450	1,363,631
Wing Tai Holdings Ltd.	365,525	528,411
		9,406,523
Technology Hardware & Equipment 0.0%
Venture Corp., Ltd.	91,576	530,216
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,869,292	5,723,312
Transportation 0.1%
ComfortDelGro Corp., Ltd.	823,442	1,867,991
Hutchison Port Holdings Trust	1,268,000	836,880
SIA Engineering Co., Ltd.	159,471	462,252
Singapore Airlines Ltd.	128,685	1,082,789
Singapore Post Ltd.	682,530	953,791
		5,203,703
		48,602,239
Spain 2.8%
Banks 1.2%
Banco Bilbao Vizcaya Argentaria S.A.	1,434,108	14,139,560
Banco de Sabadell S.A. *	1,193,265	3,016,794
Banco Popular Espanol S.A.	404,114	1,989,297
Banco Santander S.A.	3,419,474	24,308,142
Bankia S.A. *	1,140,235	1,471,365
Security	Number of Shares	Value ($)
Bankinter S.A.	147,088	1,081,248
CaixaBank S.A.	471,696	2,256,817
		48,263,223
Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	50,720	1,632,341
Ferrovial S.A.	128,068	2,759,708
Zardoya Otis S.A.	38,086	488,958
		4,881,007
Diversified Financials 0.0%
Corporacion Financiera Alba S.A.	10,144	474,994
Energy 0.1%
Repsol S.A.	273,888	5,206,808
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	139,480	1,109,580
Insurance 0.0%
Mapfre S.A.	187,664	667,850
Media 0.0%
Mediaset Espana Comunicacion S.A.	34,236	429,960
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	42,500	1,691,861
Retailing 0.3%
Inditex S.A.	298,080	9,856,293
Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	98,904	4,492,940
Telecommunication Services 0.4%
Telefonica S.A.	1,080,641	15,259,727
Transportation 0.1%
Abertis Infraestructuras S.A.	112,505	1,972,902
Utilities 0.4%
Acciona S.A. *	12,407	949,585
Enagas S.A.	57,060	1,638,075
Endesa S.A.	81,840	1,527,574
Gas Natural SDG S.A.	107,410	2,637,213
Iberdrola S.A.	1,208,404	8,341,158
Red Electrica Corp. S.A.	20,343	1,707,968
		16,801,573
		111,108,718
Sweden 2.5%
Banks 0.7%
Nordea Bank AB	796,304	10,335,982
Skandinaviska Enskilda Banken AB, A Shares	414,636	5,110,186
Svenska Handelsbanken AB, A Shares	385,383	5,791,604
Swedbank AB, A Shares	221,900	5,194,319
		26,432,091
Capital Goods 0.7%
Alfa Laval AB	90,028	1,695,411
Assa Abloy AB, B Shares	73,874	4,349,115
Atlas Copco AB, A Redemption Shares *	139,834	97,380
Atlas Copco AB, A Shares	144,850	4,370,617
Atlas Copco AB, B Redemption Shares *	106,488	74,158
14

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Atlas Copco AB, B Shares	110,316	2,963,210
Sandvik AB	235,848	2,834,940
Skanska AB, B Shares	110,316	2,290,517
SKF AB, B Shares	119,192	2,871,004
Trelleborg AB, B Shares	60,372	1,174,378
Volvo AB, B Shares	372,792	4,830,093
		27,550,823
Commercial & Professional Services 0.0%
Securitas AB, B Shares	125,532	1,701,392
Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	77,348	2,354,674
Husqvarna AB, B Shares	35,620	270,570
		2,625,244
Diversified Financials 0.2%
Industrivarden AB, A Shares	73,544	1,520,985
Investment AB Kinnevik, B Shares	35,504	1,183,058
Investor AB, B Shares	112,984	4,452,474
		7,156,517
Energy 0.0%
Lundin Petroleum AB *	50,745	797,053
Food, Beverage & Tobacco 0.1%
Swedish Match AB	83,800	2,490,279
Health Care Equipment & Services 0.0%
Elekta AB, B Shares	35,504	249,535
Getinge AB, B Shares	53,256	1,284,659
		1,534,194
Household & Personal Products 0.1%
Svenska Cellulosa AB SCA, B Shares	145,820	3,795,711
Materials 0.0%
Boliden AB	48,184	1,030,909
Holmen AB, B Shares	13,948	416,941
		1,447,850
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Meda AB, A Shares	43,112	616,105
Retailing 0.2%
Hennes & Mauritz AB, B Shares	221,019	8,696,983
Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	62,132	2,275,423
Telefonaktiebolaget LM Ericsson, B Shares	715,152	8,010,352
		10,285,775
Telecommunication Services 0.1%
Tele2 AB, B Shares	115,388	1,353,224
TeliaSonera AB	644,350	3,789,651
		5,142,875
		100,272,892
Switzerland 8.0%
Banks 0.0%
Banque Cantonale Vaudoise - Reg'd	1,268	733,232
Capital Goods 0.6%
ABB Ltd. - Reg'd *	615,715	13,419,304
Geberit AG - Reg'd	12,680	4,543,213
Schindler Holding AG	15,216	2,656,570
Security	Number of Shares	Value ($)
Schindler Holding AG - Reg'd	11,452	1,981,201
Sulzer AG - Reg'd	3,804	416,551
		23,016,839
Commercial & Professional Services 0.2%
Adecco S.A. - Reg'd *	43,112	3,413,862
DKSH Holding AG *	10,144	779,605
SGS S.A. - Reg'd	1,268	2,427,527
		6,620,994
Consumer Durables & Apparel 0.4%
Cie Financiere Richemont S.A. - Reg'd	128,068	11,023,609
The Swatch Group AG	8,876	3,511,447
The Swatch Group AG - Reg'd	18,208	1,438,921
		15,973,977
Diversified Financials 0.9%
Credit Suisse Group AG - Reg'd *	361,884	9,555,870
GAM Holding AG *	48,184	1,070,075
Julius Baer Group Ltd. *	54,592	2,968,749
Pargesa Holding S.A.	6,340	444,576
Partners Group Holding AG	1,385	432,744
UBS Group AG *	896,265	19,210,768
		33,682,782
Energy 0.0%
Transocean Ltd.	69,902	1,344,169
Food, Beverage & Tobacco 1.6%
Aryzta AG *	24,092	1,522,111
Chocoladefabriken Lindt & Sprungli AG	200	1,051,995
Chocoladefabriken Lindt & Sprungli AG - Reg'd	22	1,378,396
Nestle S.A. - Reg'd	793,032	61,283,758
		65,236,260
Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg'd	13,948	2,095,120
Insurance 0.6%
Baloise Holding AG - Reg'd	11,412	1,416,595
Swiss Life Holding AG - Reg'd *	4,303	1,028,597
Swiss Re AG	96,368	8,621,889
Zurich Insurance Group AG *	38,040	12,093,280
		23,160,361
Materials 0.6%
Clariant AG - Reg'd *	41,428	883,587
Givaudan S.A. - Reg'd *	2,584	4,716,858
Holcim Ltd. - Reg'd *	54,524	4,285,742
Sika AG	367	1,256,207
Syngenta AG - Reg'd	25,360	11,438,681
		22,581,075
Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Actelion Ltd. - Reg'd *	29,164	4,062,278
Galenica AG - Reg'd	445	443,891
Lonza Group AG - Reg'd *	10,144	1,419,418
Novartis AG - Reg'd	576,985	59,022,688
Roche Holding AG	172,756	50,580,598
		115,528,873
Real Estate 0.0%
Swiss Prime Site AG - Reg'd *	19,020	1,517,205
    15

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Swisscom AG - Reg'd	6,764	3,904,169
Transportation 0.0%
Kuehne & Nagel International AG - Reg'd	12,680	1,774,273
		317,169,329
United Kingdom 17.9%
Automobiles & Components 0.1%
GKN plc	417,172	2,333,717
Banks 2.3%
Barclays plc	3,954,027	16,290,860
HSBC Holdings plc	4,664,589	44,323,379
Lloyds Banking Group plc	13,684,256	18,327,697
Royal Bank of Scotland Group plc *	499,652	2,632,721
Standard Chartered plc	527,808	8,424,580
		89,999,237
Capital Goods 0.9%
Ashtead Group plc	130,604	2,232,108
BAE Systems plc	855,900	6,726,217
Bunzl plc	68,472	1,981,034
Cobham plc	247,260	1,115,696
DCC plc	20,833	1,653,087
IMI plc	82,871	1,574,391
Meggitt plc	162,304	1,259,392
Melrose Industries plc	348,318	1,409,581
Rolls-Royce Holdings plc *	505,932	7,704,834
Smiths Group plc	116,656	2,134,356
The Weir Group plc	45,648	1,409,850
Travis Perkins plc	62,132	2,101,946
Wolseley plc	76,139	4,695,011
		35,997,503
Commercial & Professional Services 0.4%
Aggreko plc	64,959	1,593,918
Babcock International Group plc	87,653	1,504,734
Capita plc	158,500	3,028,128
Experian plc	249,796	4,749,459
G4S plc	360,112	1,638,649
Intertek Group plc	31,700	1,209,800
Rentokil Initial plc	565,528	1,268,563
		14,993,251
Consumer Durables & Apparel 0.3%
Barratt Developments plc	127,903	1,155,428
Berkeley Group Holdings plc	46,142	2,178,499
Burberry Group plc	123,641	3,197,958
Persimmon plc *	50,908	1,524,143
Taylor Wimpey plc	887,600	2,485,387
		10,541,415
Consumer Services 0.5%
Carnival plc	55,590	2,686,491
Compass Group plc	397,371	6,936,858
InterContinental Hotels Group plc	56,184	2,349,970
Merlin Entertainments plc (e)	158,273	1,108,321
TUI AG	97,216	1,719,340
Whitbread plc	51,988	4,061,755
William Hill plc	359,080	2,306,273
		21,169,008
Security	Number of Shares	Value ($)
Diversified Financials 0.4%
3i Group plc	272,620	2,342,107
Aberdeen Asset Management plc	350,282	2,387,136
Ashmore Group plc	87,492	442,314
Hargreaves Lansdown plc	58,328	1,128,592
ICAP plc	211,756	1,786,905
Investec plc	100,172	916,381
London Stock Exchange Group plc	59,444	2,228,711
Provident Financial plc	26,028	1,189,538
Schroders plc	39,308	2,023,795
		14,445,479
Energy 2.4%
Amec Foster Wheeler plc	83,688	1,213,186
BG Group plc	849,645	14,741,395
BP plc	4,473,553	30,770,102
John Wood Group plc	128,068	1,433,446
Petrofac Ltd.	65,936	910,567
Royal Dutch Shell plc, A Shares	953,679	28,275,848
Royal Dutch Shell plc, B Shares	625,234	18,828,700
Tullow Oil plc	180,704	1,089,470
		97,262,714
Food & Staples Retailing 0.2%
J Sainsbury plc	401,068	1,539,817
Tesco plc	2,003,440	6,499,504
William Morrison Supermarkets plc	669,504	1,746,988
		9,786,309
Food, Beverage & Tobacco 2.2%
Associated British Foods plc	93,832	4,335,582
British American Tobacco plc	456,562	25,119,204
Coca-Cola HBC AG CDI *	50,720	1,109,088
Diageo plc	634,000	17,564,109
Imperial Tobacco Group plc	251,064	12,910,854
SABMiller plc	231,051	12,318,884
Tate & Lyle plc	139,480	1,238,727
Unilever plc	298,003	13,128,286
		87,724,734
Health Care Equipment & Services 0.1%
Smith & Nephew plc	215,560	3,815,635
Household & Personal Products 0.4%
Reckitt Benckiser Group plc	161,089	14,515,313
Insurance 1.1%
Admiral Group plc	39,384	894,860
Aviva plc	1,083,157	8,652,642
Direct Line Insurance Group plc	371,524	1,911,679
Legal & General Group plc	1,667,420	6,763,019
Old Mutual plc	1,308,727	4,415,485
Prudential plc	653,130	16,215,405
RSA Insurance Group plc	194,582	1,280,627
St. James's Place plc	87,492	1,216,930
Standard Life plc	441,854	3,288,306
		44,638,953
Materials 1.5%
Anglo American plc	351,236	5,499,041
Antofagasta plc	65,936	750,589
BHP Billiton plc	509,390	10,722,912
CRH plc	185,128	5,172,507
Croda International plc	41,101	1,834,505
DS Smith plc	226,355	1,226,539
Fresnillo plc	31,700	367,390
16

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Glencore plc *	2,530,941	11,120,894
Johnson Matthey plc	49,494	2,642,634
Lonmin plc *	26,364	56,725
Mondi plc	85,209	1,919,166
Polymetal International plc	20,288	172,439
Randgold Resources Ltd.	21,556	1,557,503
Rexam plc	209,573	1,787,672
Rio Tinto plc	311,404	13,571,348
		58,401,864
Media 0.7%
Daily Mail & General Trust plc, A Shares	55,792	819,007
Informa plc	98,904	876,861
ITV plc	1,158,952	4,815,637
Pearson plc	180,056	3,591,069
Reed Elsevier plc	265,012	4,387,690
Sky plc	256,281	4,125,812
WPP plc	354,365	8,327,452
		26,943,528
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
AstraZeneca plc	318,413	21,245,220
GlaxoSmithKline plc	1,180,899	26,191,984
Hikma Pharmaceuticals plc	32,984	1,045,898
Shire plc	149,166	12,826,388
		61,309,490
Real Estate 0.4%
Capital & Counties Properties plc	105,160	673,649
Derwent London plc	14,035	762,650
Hammerson plc	268,816	2,742,187
Intu Properties plc	273,888	1,397,172
Land Securities Group plc	199,076	3,988,635
Segro plc	249,796	1,624,574
The British Land Co. plc	272,689	3,586,869
		14,775,736
Retailing 0.4%
Dixons Carphone plc	175,530	1,273,360
Inchcape plc	58,510	754,445
Kingfisher plc	675,844	3,815,828
Marks & Spencer Group plc	413,368	3,677,443
Next plc	40,576	4,656,158
Sports Direct International plc *	73,289	756,007
		14,933,241
Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	350,068	6,169,856
Software & Services 0.1%
The Sage Group plc	309,540	2,685,269
Telecommunication Services 1.0%
BT Group plc	1,978,762	13,488,080
Inmarsat plc	110,316	1,671,584
Vodafone Group plc	6,563,246	25,573,794
		40,733,458
Transportation 0.1%
easyJet plc	55,026	1,351,029
International Consolidated Airlines Group S.A. *	291,640	2,465,457
Royal Mail plc	135,031	1,079,706
		4,896,192
Security	Number of Shares	Value ($)
Utilities 0.8%
Centrica plc	1,250,673	5,297,901
Drax Group plc	92,564	558,495
National Grid plc	916,031	13,055,625
Pennon Group plc	70,175	913,959
Severn Trent plc	64,668	2,168,004
SSE plc	267,548	6,797,615
United Utilities Group plc	159,768	2,428,229
		31,219,828
		709,291,730
Total Common Stock
(Cost $3,639,762,480)		3,919,833,386

Preferred Stock 0.5% of net assets
Germany 0.5%
Automobiles & Components 0.3%
Porsche Automobil Holding SE	40,576	3,577,526
Volkswagen AG	37,185	9,009,683
		12,587,209
Household & Personal Products 0.2%
Henkel AG & Co. KGaA	43,070	5,144,599
		17,731,808
United Kingdom 0.0%
Capital Goods 0.0%
Rolls-Royce Holdings plc, C Shares (b)(c)	66,610,656	101,645
Total Preferred Stock
(Cost $15,507,936)		17,833,453

Rights 0.0% of net assets
Germany 0.0%
Real Estate 0.0%
Deutsche Wohnen AG *	57,157	1,880
Italy 0.0%
Banks 0.0%
Banca Monte dei Paschi di Siena S.p.A. *	52,441	347,262
New Zealand 0.0%
Real Estate 0.0%
Kiwi Property Group Ltd. *(b)	68,876	2,941
Total Rights
(Cost $887,099)		352,083

    17

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Other Investment Companies 0.2% of net assets
United States 0.2%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	5,190,747	5,190,747
Securities Lending Collateral 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	4,168,582	4,168,582
Total Other Investment Companies
(Cost $9,359,329)		9,359,329

End of Investments

At 05/31/15, the tax basis cost of the fund's investments was $3,667,423,149 and the unrealized appreciation and depreciation were $451,247,989 and ($171,292,887), respectively, with a net unrealized appreciation of $279,955,102.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,828,295. Non-cash collateral pledged to the fund for securities on loan amounted to $5,470.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $101,645 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,108,321 or 0.0% of net assets.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
GDR –	Global Depositary Receipt
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
In addition to the above, the fund held the following at 05/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 06/19/15	57	5,415,000	(60,102)

Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may
18

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
    19

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$3,784,064,459	$—	$—	$3,784,064,459
Hong Kong[1]	86,233,954	—	—	86,233,954
Capital Goods	13,253,911	—	6,785,421	20,039,332
Real Estate	27,462,257	—	2,033,384	29,495,641
Preferred Stock[1]	17,731,808	—	—	17,731,808
United Kingdom[1]	—	—	101,645	101,645
Rights [1]	349,142	—	—	349,142
New Zealand[1]	—	—	2,941	2,941
Other Investment Companies[1]	9,359,329	—	—	9,359,329
Total	$3,938,454,860	$—	$8,923,391	$3,947,378,251
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($60,102)	$—	$—	($60,102)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of May 31, 2015
Common Stock
Australia	$—	($55,236)	$55,236	$—	$—	$—	$—	$—
Hong Kong	331,291	10,066	1,114,365	4,144,066	(396,707)	3,615,724	—	8,818,805
Preferred Stock
United Kingdom	—	—	1,462	100,183	—	—	—	101,645
Rights
New Zealand	—	—	2,941	—	—	—	—	2,941
Singapore	85,210	—	(85,210)	—	—	—	—	—
Total	$416,501	($45,170)	$1,088,794	$4,244,249	($396,707)	$3,615,724	$—	$8,923,391
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between any other Levels for the period ended May 31, 2015.
REG54094MAY15
20

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF™
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.8%	Common Stock	522,889,846	580,317,899
0.4%	Preferred Stock	1,915,708	2,255,388
0.0%	Rights	68,622	102,612
2.4%	Other Investment Companies	13,330,336	14,037,648
101.6%	Total Investments	538,204,512	596,713,547
(1.6%)	Other Assets and Liabilities, Net		(9,682,007)
100.0%	Net Assets		587,031,540

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets
Australia 4.8%
Automobiles & Components 0.0%
ARB Corp., Ltd.	20,950	227,714
Banks 0.0%
Genworth Mortgage Insurance Australia Ltd.	68,349	165,847
Capital Goods 0.1%
MACA Ltd.	72,009	44,371
Seven Group Holdings Ltd.	45,250	264,277
		308,648
Commercial & Professional Services 0.4%
Cabcharge Australia Ltd.	41,717	157,745
McMillan Shakespeare Ltd.	20,950	209,914
Mineral Resources Ltd.	48,184	281,413
SAI Global Ltd.	90,580	308,538
SKILLED Group Ltd.	104,354	115,423
Spotless Group Holdings Ltd.	151,058	260,162
Transfield Services Ltd. *	213,386	271,955
Transpacific Industries Group Ltd.	419,470	261,683
Veda Group Ltd.	235,472	414,557
		2,281,390
Consumer Durables & Apparel 0.1%
G.U.D. Holdings Ltd.	52,795	384,722
Consumer Services 0.5%
Ainsworth Game Technology Ltd.	70,387	167,021
Ardent Leisure Group	162,509	269,932
Domino's Pizza Enterprises Ltd.	20,456	606,123
G8 Education Ltd.	139,770	401,201
Invocare Ltd.	38,666	393,343
Mantra Group Ltd.	55,013	173,492
Navitas Ltd.	112,990	409,954
Security	Number of Shares	Value ($)
Retail Food Group Ltd.	49,980	254,410
Slater & Gordon Ltd.	86,537	399,426
		3,074,902
Diversified Financials 0.2%
BT Investment Management Ltd.	34,896	258,831
FlexiGroup Ltd.	103,088	284,071
Magellan Financial Group Ltd.	36,565	523,109
OzForex Group Ltd.	84,286	146,453
		1,212,464
Energy 0.2%
AWE Ltd. *	240,922	263,711
Beach Energy Ltd.	475,328	400,224
Liquefied Natural Gas Ltd. *	135,322	432,974
Paladin Energy Ltd. *	443,108	106,841
Senex Energy Ltd. *	541,263	161,581
		1,365,331
Food, Beverage & Tobacco 0.2%
Australian Agricultural Co., Ltd. *	104,812	111,518
GrainCorp Ltd., Class A	60,351	434,239
Select Harvests Ltd.	40,279	318,798
Tassal Group Ltd.	43,682	110,340
		974,895
Health Care Equipment & Services 0.3%
Australian Pharmaceutical Industries Ltd.	170,691	234,527
Capitol Health Ltd.	186,000	133,831
Greencross Ltd.	30,044	153,851
Japara Healthcare Ltd.	105,467	228,465
Primary Health Care Ltd.	161,734	661,088
Sigma Pharmaceuticals Ltd.	567,634	378,011
		1,789,773
Household & Personal Products 0.0%
Asaleo Care Ltd.	126,676	191,504
Insurance 0.1%
Cover-More Group Ltd.	99,213	186,059
nib Holdings Ltd.	174,728	492,184
Steadfast Group Ltd.	126,275	144,019
		822,262
Materials 0.5%
Arrium Ltd.	1,181,463	158,261
Beadell Resources Ltd.	332,661	53,474
Evolution Mining Ltd.	239,359	215,280
Independence Group NL	97,512	362,007
Jacana Minerals Ltd. (a)(b)	8,715	—
Lynas Corp., Ltd. *	2,016,580	66,374
Northern Star Resources Ltd.	202,672	366,119
Pact Group Holdings Ltd.	75,172	241,670
Regis Resources Ltd. *	141,930	128,196
Sandfire Resources NL	53,713	219,552
Saracen Mineral Holdings Ltd. *	375,413	136,496
Sirius Resources NL *	93,508	271,272
Syrah Resources Ltd. *	43,682	150,464

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
TFS Corp., Ltd.	120,300	174,499
Western Areas Ltd.	82,810	226,291
		2,769,955
Media 0.1%
APN News & Media Ltd. *	238,703	154,394
Nine Entertainment Co. Holdings Ltd.	193,976	319,230
Southern Cross Media Group Ltd.	244,322	197,302
Ten Network Holdings Ltd. *	780,652	143,412
		814,338
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Mayne Pharma Group Ltd. *	258,923	223,958
Mesoblast Ltd. *(c)	74,969	224,375
Sirtex Medical Ltd. (a)	15,489	316,320
		764,653
Real Estate 0.6%
Abacus Property Group	181,054	403,290
Aveo Group	164,718	359,338
BWP Trust	257,354	652,042
Charter Hall Group	128,136	469,811
Charter Hall Retail REIT	111,259	381,531
Cromwell Property Group	524,344	435,475
Investa Office Fund	212,750	646,513
		3,348,000
Retailing 0.5%
Automotive Holdings Group Ltd.	134,595	473,918
Breville Group Ltd.	37,777	217,741
JB Hi-Fi Ltd. (c)	39,236	656,225
Myer Holdings Ltd. (c)	266,121	305,554
Premier Investments Ltd.	45,250	494,264
Super Retail Group Ltd.	52,825	432,653
The Reject Shop Ltd.	14,538	76,673
Thorn Group Ltd.	86,054	196,293
		2,853,321
Software & Services 0.4%
Altium Ltd.	45,442	164,874
carsales.com Ltd.	90,195	721,466
IRESS Ltd.	56,320	465,158
iSentia Group Ltd.	69,408	200,294
NEXTDC Ltd. *	90,671	166,570
SMS Management & Technology Ltd.	41,900	103,914
Technology One Ltd.	69,143	210,644
		2,032,920
Technology Hardware & Equipment 0.0%
Hills Ltd.	160,170	69,270
Telecommunication Services 0.2%
Amcom Telecommunications Ltd.	87,170	156,802
iiNET Ltd.	41,900	314,309
M2 Group Ltd.	59,026	501,966
Vocus Communications Ltd.	30,044	134,534
		1,107,611
Transportation 0.1%
Qube Holdings Ltd.	239,104	530,764
Virgin Australia Holdings Ltd. *	607,263	218,470
Virgin Australia International Holdings Ltd. (a)(b)	424,000	—
		749,234
Security	Number of Shares	Value ($)
Utilities 0.2%
DUET Group	476,954	930,965
		28,239,719
Austria 0.8%
Capital Goods 0.2%
Semperit AG Holding	2,525	101,900
Wienerberger AG	45,918	732,228
Zumtobel Group AG	8,983	246,410
		1,080,538
Energy 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	3,806	251,698
Insurance 0.1%
UNIQA Insurance Group AG	30,991	303,143
Materials 0.1%
Lenzing AG	1,597	106,068
Mayr Melnhof Karton AG	2,991	340,051
RHI AG	9,808	265,062
		711,181
Real Estate 0.2%
BUWOG AG *	16,518	331,948
CA Immobilien Anlagen AG *	27,802	501,103
Conwert Immobilien Invest SE *	29,230	392,247
S IMMO AG *	22,616	197,790
		1,423,088
Transportation 0.1%
Flughafen Wien AG	1,670	149,841
Oesterreichische Post AG	11,333	558,253
		708,094
Utilities 0.0%
EVN AG	11,947	134,648
		4,612,390
Belgium 1.5%
Capital Goods 0.0%
Cie d'Entreprises CFE	1,894	227,376
Consumer Durables & Apparel 0.0%
Van de Velde N.V.	2,884	170,741
Diversified Financials 0.3%
Ackermans & van Haaren N.V.	9,100	1,241,113
BHF Kleinwort Benson Group *	21,880	102,453
Gimv N.V.	5,219	247,012
KBC Ancora *	5,960	248,465
		1,839,043
Energy 0.1%
Euronav S.A.	21,932	300,444
Health Care Equipment & Services 0.1%
AGFA-Gevaert N.V. *	65,933	178,473
Fagron	9,674	437,077
Ion Beam Applications	5,394	137,849
		753,399
Household & Personal Products 0.1%
Ontex Group N.V.	17,597	542,601

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.2%
NV Bekaert S.A.	11,528	334,168
Nyrstar N.V. *	105,278	405,591
Tessenderlo Chemie N.V. *	13,961	515,894
		1,255,653
Media 0.0%
Kinepolis Group N.V.	3,821	141,196
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
ThromboGenics N.V. *	8,736	51,164
Real Estate 0.3%
Befimmo S.A.	8,176	536,392
Cofinimmo S.A.	6,799	714,251
Warehouses De Pauw SCA	3,542	267,169
		1,517,812
Retailing 0.1%
D'Ieteren S.A. N.V.	12,060	472,290
Semiconductors & Semiconductor Equipment 0.1%
Melexis N.V.	8,023	505,068
Software & Services 0.0%
Econocom Group S.A. N.V.	18,768	161,318
Technology Hardware & Equipment 0.1%
Barco N.V.	3,774	256,988
Telecommunication Services 0.0%
Mobistar S.A. *	9,483	175,184
Utilities 0.1%
Elia System Operator S.A. N.V.	8,764	379,388
		8,749,665
Canada 15.6%
Automobiles & Components 0.3%
Linamar Corp.	18,157	1,232,334
Martinrea International, Inc.	43,060	485,363
		1,717,697
Banks 0.4%
Canadian Western Bank	26,739	599,793
Genworth MI Canada, Inc.	13,961	378,146
Home Capital Group, Inc.	24,097	812,146
Laurentian Bank of Canada	7,593	290,703
		2,080,788
Capital Goods 0.8%
Aecon Group, Inc.	24,909	264,605
ATS Automation Tooling Systems, Inc. *	33,891	426,811
CAE, Inc.	91,968	1,094,112
MacDonald, Dettwiler & Associates Ltd.	12,511	981,135
Russel Metals, Inc.	24,909	500,275
Toromont Industries Ltd.	29,971	749,605
WSP Global, Inc.	27,301	934,566
		4,951,109
Commercial & Professional Services 0.6%
Progressive Waste Solutions Ltd.	41,733	1,161,469
Ritchie Bros. Auctioneers, Inc.	34,494	974,371
Stantec, Inc.	34,482	950,275
Transcontinental, Inc., Class A	22,616	331,019
		3,417,134
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.5%
Dorel Industries, Inc., Class B	10,775	289,779
Gildan Activewear, Inc.	79,280	2,501,774
		2,791,553
Consumer Services 0.2%
Amaya, Inc. *	33,182	909,132
Great Canadian Gaming Corp. *	18,870	362,812
		1,271,944
Diversified Financials 0.6%
Canaccord Genuity Group, Inc.	33,497	176,844
Element Financial Corp. *	73,557	1,096,652
Onex Corp.	30,168	1,697,335
Sprott, Inc.	53,219	109,998
TMX Group Ltd.	11,668	482,237
		3,563,066
Energy 3.9%
Advantage Oil & Gas Ltd. *	55,949	337,958
AltaGas Ltd.	45,250	1,437,705
Bankers Petroleum Ltd. *	90,539	220,500
Baytex Energy Corp.	67,549	1,145,073
Birchcliff Energy Ltd. *	45,250	286,743
Bonavista Energy Corp.	76,130	480,596
Bonterra Energy Corp.	10,679	295,325
Calfrac Well Services Ltd.	31,458	219,759
Canadian Energy Services & Technology Corp.	67,710	393,269
Enerflex Ltd.	29,267	331,298
Enerplus Corp.	67,946	654,285
Ensign Energy Services, Inc.	41,276	389,200
Gibson Energy, Inc.	45,250	867,480
Gran Tierra Energy, Inc. *	102,949	299,383
Kelt Exploration Ltd. *	38,758	267,960
Keyera Corp.	58,850	1,930,629
Mullen Group Ltd.	27,456	458,608
NuVista Energy Ltd. *	49,960	308,185
Pacific Rubiales Energy Corp.	110,755	535,031
Paramount Resources Ltd., A Shares *	19,517	500,961
Parex Resources, Inc. *	42,113	343,449
Parkland Fuel Corp.	23,974	486,490
Pason Systems, Inc.	24,909	444,002
Pengrowth Energy Corp.	179,660	479,285
Penn West Petroleum Ltd.	180,675	354,619
Peyto Exploration & Development Corp.	45,250	1,222,013
PrairieSky Royalty Ltd.	50,647	1,355,185
Precision Drilling Corp.	113,258	747,643
Raging River Exploration, Inc. *	56,891	407,911
Secure Energy Services, Inc.	40,634	478,200
ShawCor Ltd.	21,483	655,548
Surge Energy, Inc.	73,676	239,635
TORC Oil & Gas Ltd.	37,278	289,086
Veresen, Inc.	93,168	1,386,044
Vermilion Energy, Inc.	34,110	1,458,402
Whitecap Resources, Inc.	94,458	1,036,711
		22,744,171

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.3%
Empire Co., Ltd., A Shares	17,271	1,232,526
The Jean Coutu Group PJC, Inc., A Shares	30,083	562,015
The North West Co., Inc.	9,928	189,294
		1,983,835
Food, Beverage & Tobacco 0.2%
Cott Corp.	33,756	322,889
Maple Leaf Foods, Inc.	32,670	618,983
		941,872
Health Care Equipment & Services 0.1%
Chartwell Retirement Residences	55,367	488,356
Extendicare, Inc.	30,371	176,642
		664,998
Insurance 0.2%
Industrial Alliance Insurance & Financial Services, Inc.	36,330	1,248,594
Materials 2.7%
Alacer Gold Corp. *	75,352	170,836
Alamos Gold, Inc.	46,937	306,082
AuRico Gold, Inc.	96,329	317,946
B2Gold Corp. *	336,778	569,278
Canfor Corp. *	28,133	578,549
Cascades, Inc.	16,914	104,878
CCL Industries, Inc., Class B	11,030	1,277,121
Centerra Gold, Inc.	48,494	298,365
Detour Gold Corp. *	57,404	611,175
Dominion Diamond Corp.	26,506	494,340
First Majestic Silver Corp. *	45,250	222,942
HudBay Minerals, Inc.	78,192	696,571
IAMGOLD Corp. *	138,066	279,837
Imperial Metals Corp. *	20,653	163,967
Kinross Gold Corp. *	380,106	895,263
Lundin Mining Corp. *	218,300	984,602
Methanex Corp.	31,509	1,742,240
Nevsun Resources Ltd.	67,946	280,874
New Gold, Inc. *	170,616	552,204
Norbord, Inc.	14,530	309,050
NOVAGOLD RESOURCES, Inc. *	90,382	367,103
OceanaGold Corp.	107,435	259,927
Osisko Gold Royalties Ltd.	26,896	388,492
Pan American Silver Corp.	53,713	506,901
Pretium Resources, Inc. *	36,121	210,953
Primero Mining Corp. *	54,104	221,487
SEMAFO, Inc. *	94,771	280,156
Stella-Jones, Inc.	14,800	530,346
Tahoe Resources, Inc.	39,804	551,022
Torex Gold Resources, Inc. *	274,967	244,513
West Fraser Timber Co., Ltd.	21,343	1,172,604
		15,589,624
Media 0.5%
Aimia, Inc.	61,635	718,931
Cineplex, Inc.	22,616	888,696
Cogeco Cable, Inc.	5,025	265,048
Corus Entertainment, Inc., B Shares	25,088	354,538
Quebecor, Inc., Class B	31,012	791,542
Torstar Corp., Class B	23,746	114,141
		3,132,896
Security	Number of Shares	Value ($)
Real Estate 1.6%
Allied Properties Real Estate Investment Trust	24,298	706,214
Artis Real Estate Investment Trust	46,304	521,928
Boardwalk Real Estate Investment Trust	13,369	624,511
Calloway Real Estate Investment Trust	32,586	754,706
Canadian Apartment Properties REIT	38,850	855,276
Canadian Real Estate Investment Trust	22,220	767,398
Cominar Real Estate Investment Trust	48,691	705,644
Dream Office Real Estate Investment Trust	33,738	701,923
Dream Unlimited Corp., Class A *	21,655	168,625
First Capital Realty, Inc.	29,855	449,649
FirstService Corp.	10,242	666,171
Granite Real Estate Investment Trust	15,992	517,074
H&R Real Estate Investment Trust	85,775	1,553,673
InnVest Real Estate Investment Trust	20,950	91,974
Morguard Real Estate Investment Trust	14,089	186,687
Northern Property Real Estate Investment Trust	10,958	211,215
		9,482,668
Retailing 0.6%
AutoCanada, Inc.	5,984	202,399
Dollarama, Inc.	39,336	2,170,610
Hudson's Bay Co.	37,089	756,785
RONA, Inc.	43,018	537,962
		3,667,756
Software & Services 0.8%
Constellation Software, Inc.	5,188	2,115,516
DH Corp.	33,116	1,082,952
Open Text Corp.	40,583	1,722,156
		4,920,624
Technology Hardware & Equipment 0.2%
Avigilon Corp. *	12,476	181,006
Celestica, Inc. *	51,680	658,705
Sierra Wireless, Inc. *	10,360	315,302
		1,155,013
Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	18,739	417,940
Transportation 0.2%
TransForce, Inc.	26,155	556,311
Westshore Terminals Investment Corp.	18,239	484,961
		1,041,272
Utilities 0.8%
Algonquin Power & Utilities Corp.	60,201	470,709
Atco Ltd., Class I	26,112	910,181
Capital Power Corp.	35,453	683,072
Emera, Inc.	12,147	401,413
Innergex Renewable Energy, Inc.	25,612	231,036
Just Energy Group, Inc.	39,604	215,113
Northland Power, Inc.	30,158	404,684
Superior Plus Corp.	45,250	497,360
TransAlta Corp.	82,355	712,545
		4,526,113
		91,310,667

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Denmark 1.5%
Banks 0.2%
Spar Nord Bank A/S	28,386	296,178
Sydbank A/S	25,020	968,120
		1,264,298
Capital Goods 0.3%
FLSmidth & Co. A/S	16,518	819,504
NKT Holding A/S	8,992	530,690
Rockwool International A/S, B Shares	2,507	368,422
Solar A/S, B Shares	3,780	206,090
		1,924,706
Consumer Durables & Apparel 0.0%
Bang & Olufsen A/S *(c)	11,308	96,384
Food, Beverage & Tobacco 0.1%
Royal Unibrew A/S	13,512	481,926
Schouw & Co.	3,740	203,634
		685,560
Health Care Equipment & Services 0.2%
Ambu A/S, Class B	7,599	222,229
GN Store Nord A/S	54,469	1,175,077
		1,397,306
Insurance 0.1%
Topdanmark A/S *	27,663	756,955
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
ALK-Abello A/S	2,071	248,349
Bavarian Nordic A/S *	6,293	311,196
Genmab A/S *	15,405	1,350,402
		1,909,947
Retailing 0.1%
Matas A/S	13,524	311,036
Software & Services 0.1%
SimCorp A/S	12,710	476,296
Transportation 0.1%
Dfds A/S	2,406	281,095
		9,103,583
Finland 1.7%
Capital Goods 0.5%
Cargotec Oyj, B Shares	16,028	610,110
Cramo Oyj	6,321	136,937
Konecranes Oyj	21,282	654,478
Outotec Oyj (c)	65,369	417,462
Ramirent Oyj	27,277	203,056
Uponor Oyj	18,582	299,882
Valmet Oyj	45,066	503,963
YIT Oyj	42,486	306,028
		3,131,916
Commercial & Professional Services 0.1%
Caverion Corp.	42,050	419,063
Consumer Durables & Apparel 0.2%
Amer Sports Oyj	41,494	1,055,414
Food, Beverage & Tobacco 0.0%
Raisio Oyj, V Shares	31,456	145,534
Health Care Equipment & Services 0.0%
Oriola-KD Oyj, B Shares *	34,143	154,971
Security	Number of Shares	Value ($)
Materials 0.4%
Huhtamaki Oyj	35,618	1,197,658
Kemira Oyj	24,123	283,779
Metsa Board Oyj	70,404	443,828
Outokumpu Oyj *	68,325	371,095
		2,296,360
Media 0.0%
Sanoma Oyj	18,978	90,217
Real Estate 0.1%
Citycon Oyj *	83,923	242,536
Sponda Oyj	80,217	313,263
		555,799
Software & Services 0.1%
Tieto Oyj	26,349	602,021
Telecommunication Services 0.3%
Elisa Oyj	51,498	1,578,053
Transportation 0.0%
Finnair Oyj *	24,094	74,492
		10,103,840
France 3.3%
Automobiles & Components 0.2%
Faurecia	19,243	864,242
Plastic Omnium S.A.	18,870	535,098
		1,399,340
Capital Goods 0.2%
LISI	5,854	174,892
Mersen	7,835	211,741
Nexans S.A. *	13,044	515,901
Saft Groupe S.A.	10,794	433,598
Tarkett S.A.	3,367	87,117
		1,423,249
Commercial & Professional Services 0.3%
Elior Participations S.C.A. (e)	13,080	238,120
Teleperformance	20,356	1,496,599
		1,734,719
Consumer Durables & Apparel 0.0%
Beneteau S.A.	13,696	210,294
Diversified Financials 0.2%
Coface S.A. *	24,817	278,067
Euronext N.V. (e)	22,429	961,471
		1,239,538
Energy 0.2%
Bourbon S.A. (c)	9,087	170,359
CGG S.A. *	54,982	369,333
Etablissements Maurel et Prom *	29,141	227,763
Gaztransport Et Technigaz S.A.	4,650	286,662
MPI	42,769	144,890
		1,199,007
Food & Staples Retailing 0.1%
Rallye S.A.	10,607	339,567
Food, Beverage & Tobacco 0.1%
Bonduelle S.C.A.	6,222	175,722
Vilmorin & Cie S.A.	2,477	193,599
		369,321

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.4%
DBV Technologies S.A. *	4,903	231,250
Korian-Medica	14,664	507,788
Orpea	14,532	1,022,367
Sartorius Stedim Biotech	1,288	339,610
		2,101,015
Materials 0.1%
Eramet *	2,865	229,390
Vicat	7,152	502,615
		732,005
Media 0.4%
Havas S.A.	42,848	350,444
IPSOS	13,747	367,067
Metropole Television S.A.	24,293	462,227
Societe d'Edition de Canal	31,000	260,000
Solocal Group *	191,377	95,466
Technicolor S.A. - Reg'd	94,939	607,761
		2,142,965
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Boiron S.A.	1,378	142,103
Eurofins Scientific SE	2,856	867,649
Genfit *	6,353	265,998
Virbac S.A.	1,584	380,928
		1,656,678
Real Estate 0.1%
Mercialys S.A.	15,074	358,127
Nexity S.A. (c)	9,732	391,311
		749,438
Retailing 0.1%
Groupe Fnac *	3,784	253,396
Semiconductors & Semiconductor Equipment 0.0%
SOITEC *	80,061	68,464
Software & Services 0.3%
Alten S.A.	8,568	402,701
Altran Technologies S.A.	41,627	441,774
GameLoft SE *	20,950	102,899
Sopra Steria Group	4,159	364,413
UBISOFT Entertainment *	34,603	623,684
		1,935,471
Technology Hardware & Equipment 0.1%
Neopost S.A.	12,138	575,616
Transportation 0.1%
Norbert Dentressangle S.A.	1,378	331,765
Utilities 0.1%
Rubis S.C.A. (c)	12,281	830,073
		19,291,921
Germany 4.9%
Automobiles & Components 0.2%
ElringKlinger AG	13,589	370,819
Leoni AG	12,488	810,931
		1,181,750
Banks 0.1%
Aareal Bank AG	18,420	729,334
Security	Number of Shares	Value ($)
Capital Goods 1.3%
Bauer AG *	3,385	60,436
BayWa AG	6,720	234,986
Deutz AG	47,398	274,374
DMG MORI SEIKI AG	20,611	721,518
Duerr AG	5,222	532,839
Heidelberger Druckmaschinen AG *	50,219	133,625
Indus Holding AG (c)	3,296	173,704
KION Group AG *	18,284	866,474
Kloeckner & Co. SE	37,841	329,365
Krones AG	5,297	579,459
KUKA AG	8,510	672,689
Nordex SE *	23,557	563,281
Norma Group SE	12,506	669,438
Pfeiffer Vacuum Technology AG	3,594	331,772
Rational AG	1,418	544,741
Rheinmetall AG	4,395	230,636
SGL Carbon SE *(c)	21,700	355,435
Vossloh AG *	2,484	152,234
Wacker Neuson SE	6,016	138,476
		7,565,482
Commercial & Professional Services 0.1%
Bertrandt AG	1,175	154,070
Bilfinger SE (c)	10,566	448,303
		602,373
Consumer Durables & Apparel 0.1%
Gerry Weber International AG	10,563	334,568
Diversified Financials 0.1%
Aurelius AG	5,222	256,658
Deutsche Beteiligungs AG	4,342	137,312
Grenkeleasing AG	2,062	270,151
		664,121
Food, Beverage & Tobacco 0.0%
KWS Saat SE	621	187,366
Health Care Equipment & Services 0.1%
Carl Zeiss Meditec AG	4,469	108,795
CompuGroup Medical AG	5,620	185,985
Rhoen-Klinikum AG	16,563	461,053
		755,833
Materials 0.2%
Aurubis AG	15,635	968,835
Salzgitter AG	14,522	525,718
		1,494,553
Media 0.1%
CTS Eventim AG & Co., KGaA	11,059	392,835
Stroeer Media SE	7,846	327,563
		720,398
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Gerresheimer AG	8,597	489,551
MorphoSys AG *	8,622	631,821
STADA Arzneimittel AG (c)	22,650	784,578
		1,905,950
Real Estate 1.3%
alstria Office REIT-AG *	30,390	393,320
Deutsche Annington Immobilien SE	110,054	3,473,737
Deutsche Euroshop AG	16,732	807,234
DIC Asset AG	22,616	211,551
Grand City Properties S.A. *	25,556	445,772

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
LEG Immobilien AG *	16,842	1,231,413
Patrizia Immobilien AG *	13,601	281,081
TAG Immobilien AG	43,950	564,242
		7,408,350
Retailing 0.0%
Takkt AG	8,579	160,930
Semiconductors & Semiconductor Equipment 0.3%
AIXTRON SE *(c)	33,509	253,747
Dialog Semiconductor plc *	24,441	1,358,820
		1,612,567
Software & Services 0.2%
Bechtle AG	4,299	315,267
Nemetschek AG	1,173	148,728
Software AG	18,833	530,539
		994,534
Technology Hardware & Equipment 0.1%
Jenoptik AG	17,391	221,935
Wincor Nixdorf AG	9,143	340,413
		562,348
Telecommunication Services 0.3%
Drillisch AG	13,946	647,060
Freenet AG	36,896	1,211,304
		1,858,364
Transportation 0.1%
Hamburger Hafen und Logistik AG	6,222	134,111
Sixt SE	4,255	184,126
		318,237
		29,057,058
Greece 0.4%
Banks 0.1%
Eurobank Ergasias S.A. *	2,800,000	466,607
Capital Goods 0.0%
Ellaktor S.A. *	42,655	79,500
Metka S.A.	9,700	83,482
		162,982
Diversified Financials 0.0%
Hellenic Exchanges - Athens Stock Exchange S.A. Holding	18,680	107,519
Energy 0.1%
Hellenic Petroleum S.A.	22,250	118,066
Motor Oil Hellas Corinth Refineries S.A.	17,505	158,331
		276,397
Materials 0.1%
Mytilineos Holdings S.A. *	25,651	166,485
Titan Cement Co. S.A.	15,548	357,456
		523,941
Real Estate 0.0%
Grivalia Properties REIC	12,800	108,197
Retailing 0.1%
FF Group *	11,964	326,607
JUMBO S.A.	34,100	321,515
		648,122
Security	Number of Shares	Value ($)
Utilities 0.0%
Public Power Corp. S.A. *	33,915	169,553
The Athens Water Supply & Sewage Co. S.A.	15,118	100,442
		269,995
		2,563,760
Hong Kong 2.9%
Automobiles & Components 0.2%
Minth Group Ltd.	209,110	515,252
Nexteer Automotive Group Ltd.	231,891	270,136
Xinchen China Power Holdings Ltd. *	262,740	118,633
		904,021
Capital Goods 0.1%
FDG Electric Vehicles Ltd. *(c)	3,700,000	396,179
Louis XIII Holdings Ltd. *	429,519	172,881
Summit Ascent Holdings Ltd. *	312,376	216,806
		785,866
Consumer Durables & Apparel 0.2%
Goodbaby International Holdings Ltd. *	370,000	177,087
Haier Healthwise Holdings Ltd. *(c)	1,000,035	135,462
Kong Sun Holdings Ltd. *	823,628	158,317
Man Wah Holdings Ltd.	296,000	334,890
Pacific Textiles Holdings Ltd.	197,055	276,076
Stella International Holdings Ltd. (c)	124,631	309,988
		1,391,820
Consumer Services 0.2%
China LotSynergy Holdings Ltd.	2,586,372	230,225
Dynam Japan Holdings Co., Ltd.	119,268	224,948
NagaCorp Ltd.	406,649	322,631
REXLot Holdings Ltd. (c)	2,681,124	197,153
		974,957
Diversified Financials 0.5%
China Financial International Investments Ltd. *	1,330,449	240,291
China LNG Group Ltd. (c)	1,070,693	265,203
China Smarter Energy Group Holdings Ltd. *(c)	1,398,529	310,321
Guotai Junan International Holdings Ltd.	261,411	501,809
Haitong International Securities Group Ltd. (c)	428,946	474,236
Shenyin Wanguo HK Ltd. (c)	145,693	149,987
Sun Hung Kai & Co., Ltd.	160,843	163,508
Value Partners Group Ltd.	412,857	828,745
		2,934,100
Energy 0.1%
NewOcean Energy Holdings Ltd. (c)	285,006	143,394
Sino Oil & Gas Holdings Ltd. *	7,513,905	192,899
SPT Energy Group, Inc.	461,227	94,607
Yanchang Petroleum International Ltd. *(c)	1,862,145	92,488
		523,388
Food, Beverage & Tobacco 0.0%
Imperial Pacific International Holdings Ltd. *(c)	886,966	272,330

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.1%
Town Health International Medical Group Ltd. (c)	1,193,103	357,090
Materials 0.2%
AMVIG Holdings Ltd.	152,822	82,212
G-Resources Group Ltd. *	9,478,676	366,843
KuangChi Science Ltd. *(c)	439,664	226,878
MMG Ltd. *	729,855	289,059
Superb Summit International Group Ltd. *(a)(b)(c)	1,120,000	158,213
Yingde Gases Group Co., Ltd.	309,631	245,658
		1,368,863
Media 0.1%
Hong Kong Television Network Ltd. *	217,942	81,536
TOM Group Ltd. *	633,536	204,326
		285,862
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
China Animal Healthcare Ltd. (a)(b)(c)	192,752	129,304
Lee's Pharmaceutical Holdings Ltd.	100,716	178,004
The United Laboratories International Holdings Ltd. *	270,761	208,532
		515,840
Real Estate 0.5%
Far East Consortium International Ltd.	497,949	234,471
Fortune Real Estate Investment Trust	431,651	436,019
Goldin Properties Holdings Ltd. *(c)	438,391	1,402,571
K Wah International Holdings Ltd.	412,857	251,393
Lai Sun Development Co., Ltd.	4,700,035	127,937
Midland Holdings Ltd. *(c)	394,110	194,219
Sunlight Real Estate Investment Trust	412,857	209,849
Yuexiu Real Estate Investment Trust	522,735	292,673
		3,149,132
Retailing 0.2%
Chow Sang Sang Holdings International Ltd.	99,192	216,771
Giordano International Ltd.	412,857	233,817
Luk Fook Holdings International Ltd.	107,213	341,630
Springland International Holdings Ltd.	370,000	134,605
		926,823
Semiconductors & Semiconductor Equipment 0.0%
United Photovoltaics Group Ltd. *(c)	1,158,220	222,633
Technology Hardware & Equipment 0.2%
GCL New Energy Holdings Ltd. *(c)	1,515,449	172,042
Ju Teng International Holdings Ltd.	345,843	213,711
Suncorp Technologies Ltd. *(c)	3,731,470	606,543
TCL Communication Technology Holdings Ltd.	156,809	167,904
Truly International Holdings Ltd.	568,384	285,235
		1,445,435
Telecommunication Services 0.1%
APT Satellite Holdings Ltd.	119,635	143,533
CITIC Telecom International Holdings Ltd.	555,000	287,827
SmarTone Telecommunications Holding Ltd.	158,679	273,078
		704,438
Security	Number of Shares	Value ($)
Transportation 0.1%
Pacific Basin Shipping Ltd.	583,725	217,629
SITC International Holdings Co., Ltd.	399,473	270,557
		488,186
		17,250,784
Ireland 0.8%
Capital Goods 0.2%
Kingspan Group plc	58,933	1,342,621
Consumer Services 0.2%
Paddy Power plc	11,411	1,010,219
Food, Beverage & Tobacco 0.3%
C&C Group plc	128,164	493,902
Glanbia plc	52,376	1,030,159
		1,524,061
Real Estate 0.1%
Green REIT plc	201,861	359,630
Transportation 0.0%
Aer Lingus Group plc	73,562	195,979
		4,432,510
Israel 0.4%
Capital Goods 0.0%
Electra Ltd.	662	85,474
Energy 0.0%
Naphtha Israel Petroleum Corp., Ltd. *	22,796	154,528
Food & Staples Retailing 0.0%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,521	181,099
Insurance 0.0%
Menorah Mivtachim Holdings Ltd.	20,950	191,663
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Compugen Ltd. *	18,892	121,717
Real Estate 0.2%
Africa Israel Properties Ltd.	6,333	96,662
Alony Hetz Properties & Investments Ltd.	26,172	211,705
Jerusalem Oil Exploration *	3,820	151,045
Nitsba Holdings 1995 Ltd. *	9,674	159,506
Reit 1 Ltd.	56,101	166,152
		785,070
Semiconductors & Semiconductor Equipment 0.1%
EZchip Semiconductor Ltd. *	10,685	180,787
Nova Measuring Instruments Ltd. *	20,255	244,927
Tower Semiconductor Ltd. *	11,863	185,941
		611,655
Technology Hardware & Equipment 0.1%
AudioCodes Ltd. *	13,525	59,560
Ituran Location and Control Ltd.	8,983	214,137
		273,697
		2,404,903

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Italy 3.6%
Automobiles & Components 0.1%
Brembo S.p.A.	6,920	293,531
Piaggio & C S.p.A.	79,254	256,326
		549,857
Banks 0.8%
Banca Carige S.p.A. *	25,682	185,551
Banca Popolare dell'Emilia Romagna SC	153,572	1,326,746
Banca Popolare di Milano Scarl	1,460,396	1,509,042
Banca Popolare di Sondrio Scarl	156,420	750,445
Credito Emiliano S.p.A.	26,347	217,797
Credito Valtellinese Scarl *	384,739	525,152
FinecoBank Banca Fineco S.p.A.	58,645	439,460
		4,954,193
Capital Goods 0.3%
Astaldi S.p.A. (c)	18,014	156,713
C.I.R. - Compagnie Industriali Riunite S.p.A *	77,922	89,957
Danieli & C Officine Meccaniche S.p.A.	13,790	220,733
Industria Macchine Automatiche S.p.A.	4,317	226,803
Interpump Group S.p.A.	31,456	536,615
Salini Impregilo S.p.A	75,172	334,275
Trevi Finanziaria Industriale S.p.A. (c)	22,043	54,859
		1,619,955
Consumer Durables & Apparel 0.3%
Brunello Cucinelli S.p.A. (c)	6,222	117,603
De'Longhi S.p.A.	15,996	379,330
Moncler S.p.A.	43,876	833,152
Safilo Group S.p.A. *	7,485	107,993
Tod's S.p.A.	6,151	566,130
		2,004,208
Consumer Services 0.1%
Autogrill S.p.A. *	38,758	356,511
Diversified Financials 0.5%
Anima Holding S.p.A. (e)	68,116	586,604
Azimut Holding S.p.A.	40,263	1,140,638
Banca Generali S.p.A.	19,275	684,259
Cerved Information Solutions S.p.A. *	32,954	240,259
		2,651,760
Energy 0.1%
ERG S.p.A.	31,540	391,088
Saras S.p.A. *	125,824	208,438
		599,526
Health Care Equipment & Services 0.1%
DiaSorin S.p.A.	7,979	360,496
Sorin S.p.A. *	155,421	458,365
		818,861
Insurance 0.2%
Societa Cattolica di Assicurazioni Scarl	49,101	384,360
Unipol Gruppo Finanziario S.p.A.	95,519	516,281
		900,641
Materials 0.2%
Buzzi Unicem S.p.A.	26,032	397,565
Cementir Holding S.p.A.	15,246	100,290
Security	Number of Shares	Value ($)
Italcementi S.p.A.	61,424	417,522
Italmobiliare S.p.A.	8,615	188,220
		1,103,597
Media 0.0%
RCS MediaGroup S.p.A. *(c)	147,888	199,591
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	41,477	870,814
Real Estate 0.1%
Beni Stabili S.p.A. (c)	362,867	270,325
Immobiliare Grande Distribuzione	106,375	98,548
		368,873
Retailing 0.2%
World Duty Free S.p.A. *	35,545	392,815
Yoox S.p.A. *	18,158	588,865
		981,680
Technology Hardware & Equipment 0.1%
Ei Towers S.p.A.	5,824	354,376
Transportation 0.1%
Ansaldo STS S.p.A.	41,544	427,912
ASTM S.p.A.	7,980	108,311
Societa Iniziative Autostradali e Servizi S.p.A.	11,584	126,620
		662,843
Utilities 0.3%
A2A S.p.A.	493,483	613,528
ACEA S.p.A.	17,840	249,767
Hera S.p.A.	315,298	831,008
Iren S.p.A.	207,673	298,492
		1,992,795
		20,990,081
Japan 17.5%
Automobiles & Components 0.7%
Akebono Brake Industry Co., Ltd.	42,857	146,086
Daido Metal Co., Ltd.	13,384	135,895
Eagle Industry Co., Ltd.	8,021	177,814
FCC Co., Ltd.	10,679	172,540
HI-LEX Corp.	8,415	267,853
Keihin Corp.	21,405	359,294
Mitsuba Corp.	12,234	343,571
Musashi Seimitsu Industry Co., Ltd.	13,531	284,152
Nippon Seiki Co., Ltd.	14,713	313,953
Nissin Kogyo Co., Ltd.	22,881	388,311
Pacific Industrial Co., Ltd.	19,288	180,764
Press Kogyo Co., Ltd.	37,494	167,385
Sanden Holdings Corp.	36,165	173,109
Showa Corp.	21,405	225,270
Topre Corp.	13,384	226,923
TPR Co., Ltd.	11,761	345,926
Unipres Corp.	10,679	237,942
		4,146,788
Banks 1.3%
Ashikaga Holdings Co., Ltd.	74,000	309,489
Bank of the Ryukyus Ltd.	21,405	333,248
FIDEA Holdings Co., Ltd.	128,904	286,696
Jimoto Holdings, Inc.	69,672	124,078
Kansai Urban Banking Corp.	17,124	189,048
The Aichi Bank Ltd.	3,919	203,695

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Akita Bank Ltd.	68,391	212,181
The Aomori Bank Ltd.	77,740	251,209
The Bank of Iwate Ltd.	5,757	265,362
The Bank of Nagoya Ltd.	62,980	234,979
The Bank of Okinawa Ltd.	6,398	275,831
The Chiba Kogyo Bank Ltd.	28,391	218,489
The Eighteenth Bank Ltd.	54,466	169,857
The Fukui Bank Ltd.	183,091	392,459
The Higashi-Nippon Bank Ltd.	51,920	182,836
The Kiyo Bank Ltd.	37,482	539,448
The Minato Bank Ltd.	62,065	150,542
The Miyazaki Bank Ltd.	60,322	233,812
The Ogaki Kyoritsu Bank Ltd.	105,884	382,256
The Oita Bank Ltd.	64,309	269,477
The Tochigi Bank Ltd.	39,268	212,961
The Toho Bank Ltd.	125,005	551,011
The Towa Bank Ltd.	252,484	233,979
The Yamagata Bank Ltd.	56,288	246,752
The Yamanashi Chuo Bank Ltd.	53,583	246,120
Tokyo TY Financial Group, Inc.	11,848	396,700
TOMONY Holdings, Inc.	77,199	350,240
Tsukuba Bank Ltd.	50,137	158,780
		7,621,535
Capital Goods 4.3%
Aica Kogyo Co., Ltd.	24,854	558,186
Aida Engineering Ltd.	21,405	249,764
Asahi Diamond Industrial Co., Ltd.	20,470	230,936
Central Glass Co., Ltd.	92,827	391,969
Chudenko Corp.	14,669	281,926
Chugai Ro Co., Ltd.	53,193	120,879
CKD Corp.	14,566	153,530
Daifuku Co., Ltd.	34,048	518,011
Daihen Corp.	45,562	235,713
Daiho Corp.	32,942	147,860
Denyo Co., Ltd.	17,645	282,388
Fudo Tetra Corp.	57,911	91,467
Fuji Machine Manufacturing Co., Ltd.	36,308	383,868
Fujitec Co., Ltd.	27,309	319,095
Fukushima Industries Corp.	4,858	85,498
Furukawa Co., Ltd.	97,816	172,623
Futaba Corp.	18,819	368,358
Giken Ltd.	5,948	94,664
Hanwa Co., Ltd.	107,682	480,727
Hazama Ando Corp.	65,685	358,874
Hibiya Engineering Ltd.	8,415	116,228
Hitachi Koki Co., Ltd.	18,500	161,453
Hitachi Zosen Corp.	51,566	289,213
Inaba Denki Sangyo Co., Ltd.	7,480	256,175
Inabata & Co., Ltd.	18,500	193,654
Iseki & Co., Ltd.	80,398	152,251
Iwatani Corp.	61,651	402,412
Juki Corp.	48,220	148,046
Kanamoto Co., Ltd.	10,432	295,487
Kanematsu Corp.	101,850	184,667
Kato Works Co., Ltd.	16,042	100,444
Kitz Corp.	37,100	179,678
Komori Corp.	20,470	263,597
Kumagai Gumi Co., Ltd.	127,336	370,428
Kuroda Electric Co., Ltd.	23,422	416,177
Kyowa Exeo Corp.	46,254	546,423
Kyudenko Corp.	10,679	159,030
Maeda Corp.	42,857	303,914
Security	Number of Shares	Value ($)
Makino Milling Machine Co., Ltd.	29,473	291,179
Meidensha Corp.	58,946	218,503
Mirait Holdings Corp.	30,261	344,565
Mitsui Matsushima Co., Ltd.	133,041	146,876
Miura Co., Ltd.	27,750	305,240
MonotaRO Co., Ltd.	9,103	328,631
Morita Holdings Corp.	13,384	126,080
Nachi-Fujikoshi Corp.	56,288	320,687
Namura Shipbuilding Co., Ltd.	18,894	151,493
Nichias Corp.	25,439	159,487
Nippon Densetsu Kogyo Co., Ltd.	11,120	194,272
Nippon Sheet Glass Co., Ltd. *	316,768	331,841
Nippon Steel & Sumikin Bussan Corp.	44,233	162,182
Nishimatsu Construction Co., Ltd.	100,521	372,615
Nishio Rent All Co., Ltd.	5,316	140,081
Nissei ASB Machine Co., Ltd.	4,914	93,374
Nitta Corp.	6,692	185,507
Nitto Boseki Co., Ltd.	89,795	369,759
Nitto Kogyo Corp.	14,924	347,559
Noritz Corp.	20,470	366,198
Obara Group, Inc.	4,281	277,017
Oiles Corp.	18,894	334,503
Okabe Co., Ltd.	21,405	175,076
Okumura Corp.	88,466	404,921
OSG Corp.	25,833	543,951
Penta-Ocean Construction Co., Ltd.	107,213	440,619
Raito Kogyo Co., Ltd.	16,336	140,988
Ryobi Ltd.	28,144	112,943
Sanki Engineering Co., Ltd.	20,764	167,323
Sankyo Tateyama, Inc.	11,367	183,931
Shima Seiki Manufacturing Ltd.	14,932	257,260
Shinmaywa Industries Ltd.	30,802	313,245
SHO-BOND Holdings Co., Ltd.	6,792	297,744
Sintokogio Ltd.	47,384	450,185
Sodick Co., Ltd.	16,483	143,585
Star Micronics Co., Ltd.	21,405	358,604
Sumitomo Mitsui Construction Co., Ltd.	252,408	339,676
Taikisha Ltd.	15,449	410,206
Takaoka Toko Holdings Co., Ltd.	10,245	136,055
Takara Standard Co., Ltd.	29,473	217,316
Takasago Thermal Engineering Co., Ltd.	31,884	375,121
Takuma Co., Ltd.	34,836	231,314
Tatsuta Electric Wire & Cable Co., Ltd.	18,381	75,838
Teikoku Sen-I Co., Ltd.	8,268	113,265
Tekken Corp. (c)	30,802	98,789
The Nippon Road Co., Ltd.	18,747	94,268
Toa Corp.	88,466	146,855
TOKAI Holdings Corp.	40,740	169,729
Tokyu Construction Co., Ltd.	31,096	196,206
Toshiba Machine Co., Ltd.	60,688	287,558
Toshiba Plant Systems & Services Corp.	13,384	162,103
Totetsu Kogyo Co., Ltd.	14,860	320,443
Toyo Engineering Corp.	53,583	139,036
Trusco Nakayama Corp.	9,823	306,338
Tsubakimoto Chain Co.	46,891	420,562
Tsugami Corp.	33,507	206,828
Wakita & Co., Ltd.	13,384	138,914
YAMABIKO Corp.	3,740	150,992
Yamazen Corp.	41,528	388,190

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Yokogawa Bridge Holdings Corp.	9,350	95,915
Zuiko Corp.	4,158	130,843
		24,975,997
Commercial & Professional Services 0.7%
Aeon Delight Co., Ltd.	6,692	183,350
Daiseki Co., Ltd.	22,487	428,013
Duskin Co., Ltd.	23,569	387,831
Kokuyo Co., Ltd.	38,576	337,593
Meitec Corp.	13,710	501,579
Mitsubishi Pencil Co., Ltd.	11,299	494,408
Moshi Moshi Hotline, Inc.	13,384	159,083
Nihon M&A Center, Inc.	9,891	376,606
Nippon Parking Development Co., Ltd. (c)	69,672	115,095
Nissha Printing Co., Ltd.	13,054	237,212
Okamura Corp.	37,000	322,608
Pilot Corp.	5,610	371,604
Sato Holdings Corp.	6,692	173,373
		4,088,355
Consumer Durables & Apparel 0.8%
Alpine Electronics, Inc.	19,929	426,861
Chofu Seisakusho Co., Ltd.	6,692	161,240
Cleanup Corp.	20,629	146,786
Descente Ltd.	20,012	305,433
Foster Electric Co., Ltd.	7,333	181,707
Fujibo Holdings, Inc.	53,583	129,105
Fujitsu General Ltd.	17,418	239,735
Gunze Ltd.	119,268	320,047
JVC Kenwood Corp.	64,309	187,079
Komatsu Seiren Co., Ltd.	12,055	55,469
Mizuno Corp.	52,254	269,913
Pioneer Corp. *	123,055	217,165
Sangetsu Co., Ltd.	25,421	378,770
Seiko Holdings Corp.	49,596	273,368
Seiren Co., Ltd.	20,470	214,770
Tamron Co., Ltd.	10,432	238,912
The Japan Wool Textile Co., Ltd.	21,405	155,930
Token Corp.	1,723	93,582
Tomy Co., Ltd.	23,716	131,103
TSI Holdings Co., Ltd.	57,223	414,088
Yondoshi Holdings, Inc.	6,151	132,938
		4,674,001
Consumer Services 0.8%
Accordia Golf Co., Ltd.	35,771	332,934
Atom Corp.	26,744	173,487
Colowide Co., Ltd. (c)	21,926	323,868
Doutor Nichires Holdings Co., Ltd.	21,524	412,459
Fuji Kyuko Co., Ltd.	21,405	194,395
JP-Holdings, Inc.	37,000	100,479
Kisoji Co., Ltd.	13,384	216,029
Kyoritsu Maintenance Co., Ltd.	5,761	321,255
Matsuya Foods Co., Ltd.	7,977	149,776
MOS Food Services, Inc.	18,015	371,057
Ohsho Food Service Corp.	3,987	134,619
Plenus Co., Ltd.	8,021	148,210
Royal Holdings Co., Ltd.	9,350	163,575
Saizeriya Co., Ltd.	8,562	170,005
St Marc Holdings Co., Ltd.	5,224	175,123
Tokyo Dome Corp.	72,377	303,284
Tokyotokeiba Co., Ltd.	36,165	84,806
Yomiuri Land Co., Ltd.	40,541	149,626
Security	Number of Shares	Value ($)
Yoshinoya Holdings Co., Ltd.	20,764	238,436
Zensho Holdings Co., Ltd. *(c)	38,576	354,379
		4,517,802
Diversified Financials 0.5%
Financial Products Group Co., Ltd. (c)	21,962	166,536
Fuyo General Lease Co., Ltd.	12,155	515,212
GCA Savvian Corp.	4,858	59,465
IBJ Leasing Co., Ltd.	18,994	405,609
Ichiyoshi Securities Co., Ltd.	13,778	133,789
J Trust Co., Ltd.	32,966	333,924
Jaccs Co., Ltd.	41,528	196,438
Japan Securities Finance Co., Ltd.	42,857	253,837
kabu.com Securities Co., Ltd.	47,810	332,102
Kyokuto Securities Co., Ltd.	5,857	86,513
Marusan Securities Co., Ltd.	20,223	198,816
Mito Securities Co., Ltd.	25,439	92,248
Monex Group, Inc.	70,213	208,214
Ricoh Leasing Co., Ltd.	4,134	121,760
		3,104,463
Energy 0.2%
Itochu Enex Co., Ltd.	21,405	172,316
Modec, Inc. (c)	8,268	127,723
Nippon Gas Co., Ltd.	12,155	348,209
San-Ai Oil Co., Ltd.	20,076	134,924
Shinko Plantech Co., Ltd.	21,405	179,561
		962,733
Food & Staples Retailing 0.6%
Ain Pharmaciez, Inc.	7,774	309,782
Arcs Co., Ltd.	20,470	429,541
Axial Retailing, Inc. (c)	9,250	231,819
Cocokara fine, Inc.	8,021	221,055
Daikokutenbussan Co., Ltd.	1,870	71,729
Heiwado Co., Ltd.	10,679	238,889
Kato Sangyo Co., Ltd.	6,692	146,680
Kusuri No Aoki Co., Ltd.	5,776	209,918
San-A Co., Ltd.	5,316	219,331
Toho Co., Ltd.	14,574	60,835
United Super Markets Holdings, Inc. *	26,522	224,623
Valor Co., Ltd.	20,470	420,304
Welcia Holdings Co., Ltd.	6,692	308,459
Yaoko Co., Ltd.	7,190	288,249
Yokohama Reito Co., Ltd.	25,733	177,297
		3,558,511
Food, Beverage & Tobacco 0.7%
Ariake Japan Co., Ltd.	6,692	244,826
Fuji Oil Co., Ltd.	18,500	294,134
Hokuto Corp.	18,500	354,511
Itoham Foods, Inc.	40,199	199,869
Kameda Seika Co., Ltd.	5,316	205,837
Key Coffee, Inc.	18,500	295,326
Marudai Food Co., Ltd.	40,199	146,096
Maruha Nichiro Corp.	20,470	309,784
Megmilk Snow Brand Co., Ltd.	21,405	270,980
Morinaga & Co., Ltd.	67,014	254,890
Morinaga Milk Industry Co., Ltd.	101,850	353,740
Nippon Flour Mills Co., Ltd.	32,131	176,844
Nippon Suisan Kaisha Ltd.	99,292	294,447
Prima Meat Packers Ltd.	36,501	101,772
Rock Field Co., Ltd.	8,168	166,592
Sakata Seed Corp.	13,384	236,090

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Showa Sangyo Co., Ltd.	40,199	158,405
The Nisshin Oillio Group Ltd.	40,199	149,983
		4,214,126
Health Care Equipment & Services 0.6%
A/S One Corp.	5,757	201,109
Asahi Intecc Co., Ltd.	8,709	513,016
BML, Inc.	3,987	122,089
Eiken Chemical Co., Ltd.	5,069	107,511
Hogy Medical Co., Ltd.	5,316	259,599
Jeol Ltd.	35,905	174,758
Mani, Inc.	2,658	170,710
Nagaileben Co., Ltd.	13,205	241,339
Nichii Gakkan Co.	18,500	153,701
Nikkiso Co., Ltd.	28,677	273,147
Paramount Bed Holdings Co., Ltd.	8,021	219,439
Ship Healthcare Holdings, Inc.	13,384	272,976
Toho Holdings Co., Ltd.	22,706	479,205
Tokai Corp.	4,922	173,130
Tsukui Corp.	9,628	71,534
Vital KSK Holdings, Inc.	18,500	130,892
		3,564,155
Household & Personal Products 0.2%
Aderans Co., Ltd.	14,629	129,910
Artnature, Inc.	8,021	70,518
Dr Ci:Labo Co., Ltd.	3,987	142,651
Earth Chemical Co., Ltd.	7,627	280,569
Fancl Corp.	20,470	236,544
Mandom Corp.	6,517	253,916
Milbon Co., Ltd.	4,381	138,214
Noevir Holdings Co., Ltd.	5,316	105,682
		1,358,004
Materials 1.9%
ADEKA Corp.	44,615	619,818
Aichi Steel Corp.	67,014	322,933
Asahi Holdings, Inc.	19,893	356,357
Chugoku Marine Paints Ltd.	34,836	273,141
Dai Nippon Toryo Co., Ltd.	124,169	188,112
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	53,583	284,118
Daio Paper Corp.	24,208	252,624
Fuji Seal International, Inc.	6,545	184,333
Fujimi, Inc.	11,192	170,006
Fujimori Kogyo Co., Ltd.	4,281	134,541
Godo Steel Ltd.	106,425	205,826
Hokuetsu Kishu Paper Co., Ltd.	57,911	318,733
Ihara Chemical Industry Co., Ltd.	17,120	223,079
Ishihara Sangyo Kaisha Ltd. *	178,460	184,076
Kumiai Chemical Industry Co., Ltd.	24,687	219,228
Kureha Corp.	49,596	203,428
Kyoei Steel Ltd.	12,155	219,798
Nihon Nohyaku Co., Ltd.	24,504	233,005
Nihon Parkerizing Co., Ltd.	38,564	422,015
Nippon Light Metal Holdings Co., Ltd.	239,024	421,824
Nippon Soda Co., Ltd.	44,233	266,264
Nippon Yakin Kogyo Co., Ltd. *	48,908	94,588
NOF Corp.	53,193	411,501
OSAKA Titanium Technologies Co., Ltd.	9,103	238,771
Pacific Metals Co., Ltd. *	42,857	141,251
Sakata INX Corp.	23,736	235,457
Sanyo Chemical Industries Ltd.	27,022	198,155
Security	Number of Shares	Value ($)
Sanyo Special Steel Co., Ltd.	40,199	190,799
Shin-Etsu Polymer Co., Ltd.	19,288	93,568
Sumitomo Bakelite Co., Ltd.	53,583	250,438
Sumitomo Seika Chemicals Co., Ltd.	12,055	79,075
Taiyo Holdings Co., Ltd.	9,923	411,809
Takasago International Corp.	29,473	136,090
Toagosei Co., Ltd.	77,740	335,154
Toda Kogyo Corp.	22,797	66,869
Toho Titanium Co., Ltd. *(c)	19,288	216,979
Toho Zinc Co., Ltd.	40,199	147,391
Tokai Carbon Co., Ltd.	58,946	179,078
Tokuyama Corp. *	105,884	227,818
Tokyo Ohka Kogyo Co., Ltd.	18,926	575,733
Tokyo Rope Manufacturing Co., Ltd. *	49,596	95,119
Tokyo Steel Manufacturing Co., Ltd.	39,085	304,882
Topy Industries Ltd.	99,829	267,079
Toyo Ink SC Holdings Co., Ltd.	67,014	307,272
UACJ Corp.	97,816	258,541
Yodogawa Steel Works Ltd.	53,583	243,530
		11,410,206
Media 0.1%
Avex Group Holdings, Inc.	11,220	209,852
Kadokawa Dwango *	16,730	237,681
Toei Co., Ltd.	21,405	158,000
Tv Tokyo Holdings Corp.	6,545	106,116
		711,649
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
ASKA Pharmaceutical Co., Ltd.	12,055	121,623
JCR Pharmaceuticals Co., Ltd.	4,528	108,370
Nichi-iko Pharmaceutical Co., Ltd.	21,214	492,335
Seikagaku Corp.	14,566	231,704
Towa Pharmaceutical Co., Ltd.	3,919	215,696
ZERIA Pharmaceutical Co., Ltd.	14,466	215,658
		1,385,386
Real Estate 0.5%
Daibiru Corp.	21,405	199,225
Heiwa Real Estate Co., Ltd.	21,405	296,681
Jowa Holdings Co., Ltd.	5,127	193,768
Keihanshin Building Co., Ltd.	41,381	238,425
Kenedix, Inc.	96,881	414,552
Leopalace21 Corp. *	92,500	535,940
Relo Holdings, Inc.	3,199	258,044
Takara Leben Co., Ltd.	37,124	230,352
TOC Co., Ltd.	34,888	273,267
		2,640,254
Retailing 0.8%
Adastria Holdings Co., Ltd.	6,048	173,016
AOKI Holdings, Inc.	18,500	263,721
Arata Corp.	21,405	63,476
Arcland Sakamoto Co., Ltd.	7,086	166,393
ASKUL Corp. (c)	11,120	282,268
Belluna Co., Ltd.	28,244	135,194
Chiyoda Co., Ltd.	10,679	236,479
Chori Co., Ltd.	10,762	174,055
DCM Holdings Co., Ltd.	42,857	393,016
EDION Corp.	37,585	281,672
Fuji Co., Ltd.	10,679	204,123
Geo Holdings Corp.	18,063	206,110
Gulliver International Co., Ltd.	25,045	206,261
Jin Co., Ltd. (c)	4,134	160,403

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Matsuya Co., Ltd.	18,719	300,331
Nishimatsuya Chain Co., Ltd.	19,288	177,500
Paltac Corp.	18,500	292,046
Tsutsumi Jewelry Co., Ltd.	5,316	123,374
United Arrows Ltd.	10,679	348,093
Xebio Co., Ltd.	12,302	242,778
Yellow Hat Ltd.	11,661	234,263
		4,664,572
Semiconductors & Semiconductor Equipment 0.2%
Sanken Electric Co., Ltd.	38,870	281,905
Shindengen Electric Manufacturing Co., Ltd.	25,439	140,832
Tokyo Seimitsu Co., Ltd.	18,401	428,682
Ulvac, Inc. *	20,470	353,002
		1,204,421
Software & Services 0.7%
Ateam, Inc.	3,931	81,062
Broadleaf Co., Ltd.	9,250	125,152
COOKPAD, Inc.	5,316	224,900
F@N Communications, Inc.	10,973	91,342
Fuji Soft, Inc.	7,774	159,245
GMO internet, Inc.	21,277	248,956
GMO Payment Gateway, Inc.	3,987	98,956
Gurunavi, Inc.	10,679	178,650
Ines Corp.	20,470	197,945
Internet Initiative Japan, Inc.	10,038	165,986
IT Holdings Corp.	27,209	534,116
KLab, Inc. *	8,956	105,658
Koei Tecmo Holdings Co., Ltd.	13,384	231,560
Marvelous, Inc.	10,285	132,442
NEC Networks & System Integration Corp.	8,021	171,544
NET One Systems Co., Ltd.	40,987	305,846
Nihon Unisys Ltd.	29,326	277,911
NSD Co., Ltd.	22,424	294,000
SMS Co., Ltd.	9,350	114,525
Transcosmos, Inc.	8,355	197,068
		3,936,864
Technology Hardware & Equipment 1.1%
Ai Holdings Corp.	17,629	298,753
Amano Corp.	34,832	476,608
Canon Electronics, Inc.	18,556	379,509
Daiwabo Holdings Co., Ltd.	56,288	108,408
Denki Kogyo Co., Ltd.	26,768	126,188
Eizo Corp.	6,398	150,547
Enplas Corp.	3,346	143,175
Hakuto Co., Ltd.	13,408	161,961
Hitachi Kokusai Electric, Inc.	17,418	258,965
Hitachi Maxell Ltd.	13,384	212,902
Horiba Ltd.	12,449	498,080
Hosiden Corp.	21,846	159,495
Japan Cash Machine Co., Ltd.	6,004	83,556
Japan Digital Laboratory Co., Ltd.	6,692	94,964
Koa Corp.	13,384	136,542
Mitsumi Electric Co., Ltd.	34,689	244,873
Nichicon Corp.	31,371	265,944
Nippon Chemi-Con Corp.	40,199	128,603
Nohmi Bosai Ltd.	8,021	97,148
Oki Electric Industry Co., Ltd.	272,290	566,105
Riso Kagaku Corp.	10,432	206,883
Ryosan Co., Ltd.	19,980	516,828
Security	Number of Shares	Value ($)
SMK Corp.	26,768	118,854
Tabuchi Electric Co., Ltd.	10,579	105,965
Tamura Corp.	26,768	113,461
The Nippon Signal Co., Ltd.	35,230	387,233
Toyo Corp.	18,500	176,659
Wacom Co., Ltd.	60,370	234,971
		6,453,180
Transportation 0.5%
Hamakyorex Co., Ltd.	4,134	160,403
Iino Kaiun Kaisha Ltd.	57,641	279,159
Japan Transcity Corp.	50,647	173,456
Kintetsu World Express, Inc.	5,316	271,165
Konoike Transport Co., Ltd.	10,567	131,561
Maruzen Showa Unyu Co., Ltd.	41,528	149,587
Mitsui-Soko Holdings Co., Ltd.	32,131	104,087
Nippon Konpo Unyu Soko Co., Ltd.	21,405	394,482
Nissin Corp.	49,596	136,684
Sankyu, Inc.	101,850	544,152
Senko Co., Ltd.	26,768	166,525
The Sumitomo Warehouse Co., Ltd.	42,857	241,404
Trancom Co., Ltd.	2,658	124,445
		2,877,110
Utilities 0.1%
Saibu Gas Co., Ltd.	97,816	222,282
Shizuoka Gas Co., Ltd.	20,764	140,552
The Okinawa Electric Power Co., Inc.	7,980	206,421
		569,255
		102,639,367
Netherlands 1.9%
Capital Goods 0.5%
Aalberts Industries N.V.	35,610	1,099,201
Arcadis N.V.	24,908	706,182
IMCD Group N.V.	7,311	280,540
Koninklijke BAM Groep N.V. *	68,866	269,615
Royal Imtech N.V. *(c)	40,154	177,368
TKH Group N.V.	14,848	567,879
		3,100,785
Commercial & Professional Services 0.1%
Brunel International N.V.	6,326	117,973
USG People N.V.	18,364	253,177
		371,150
Consumer Durables & Apparel 0.1%
TomTom N.V. *	33,417	372,413
Diversified Financials 0.1%
BinckBank N.V.	26,929	249,770
Energy 0.2%
Fugro N.V. CVA *	19,890	525,644
SBM Offshore N.V. *	60,792	808,456
		1,334,100
Food, Beverage & Tobacco 0.1%
Corbion N.V.	21,847	423,710
Insurance 0.2%
Delta Lloyd N.V.	72,108	1,250,660

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.1%
APERAM S.A. *	15,302	632,133
Koninklijke Ten Cate N.V.	8,061	175,649
		807,782
Real Estate 0.3%
Eurocommercial Properties N.V.	15,328	684,798
NSI N.V.	45,995	193,991
Vastned Retail N.V.	6,025	277,828
Wereldhave N.V.	13,006	784,823
		1,941,440
Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	16,353	799,079
Transportation 0.1%
PostNL N.V. *	164,710	749,407
		11,400,296
New Zealand 0.6%
Energy 0.0%
Z Energy Ltd.	78,640	285,377
Health Care Equipment & Services 0.1%
Ebos Group Ltd.	22,502	161,234
Metlifecare Ltd.	43,682	152,612
Summerset Group Holdings Ltd.	42,366	102,796
		416,642
Insurance 0.0%
TOWER Ltd.	78,440	130,047
Materials 0.1%
Nuplex Industries Ltd.	105,101	302,878
Real Estate 0.1%
Argosy Property Ltd.	316,768	251,317
Goodman Property Trust	548,189	462,225
Precinct Properties New Zealand Ltd.	226,534	180,533
		894,075
Retailing 0.0%
Trade Me Group Ltd.	104,427	278,644
Telecommunication Services 0.1%
Chorus Ltd. *	141,552	319,286
Transportation 0.1%
Freightways Ltd.	67,946	296,367
Utilities 0.1%
Genesis Energy Ltd.	190,053	254,237
Infratil Ltd.	231,744	544,161
		798,398
		3,721,714
Norway 1.2%
Banks 0.1%
SpareBank 1 SMN	43,735	372,979
SpareBank 1 SR-Bank A.S.A.	38,758	275,859
		648,838
Diversified Financials 0.0%
Aker A.S.A., A Shares	8,768	178,223
Energy 0.5%
Akastor A.S.A. *	75,395	130,530
Aker Solutions A.S.A.	58,391	341,613
Security	Number of Shares	Value ($)
BW LPG Ltd. (e)	28,716	236,793
Det Norske Oljeselskap A.S.A. *	25,000	163,670
DNO A.S.A. *(c)	348,742	492,408
Fred. Olsen Energy A.S.A. *	12,145	92,360
Kvaerner A.S.A.	158,009	110,031
Petroleum Geo-Services A.S.A.	72,909	445,998
TGS Nopec Geophysical Co. A.S.A. (c)	38,886	977,424
		2,990,827
Food, Beverage & Tobacco 0.2%
Austevoll Seafood A.S.A.	24,545	138,500
Bakkafrost P/F	10,582	279,556
Leroy Seafood Group A.S.A.	4,995	162,705
Salmar A.S.A.	17,590	284,230
		864,991
Insurance 0.1%
Storebrand A.S.A. *	155,465	556,250
Real Estate 0.0%
Norwegian Property A.S.A. *	126,933	164,410
Semiconductors & Semiconductor Equipment 0.1%
Nordic Semiconductor A.S.A. *(c)	63,092	473,330
REC Silicon A.S.A. *(c)	746,482	161,115
		634,445
Software & Services 0.1%
Atea A.S.A.	30,724	342,792
Opera Software A.S.A. (c)	30,449	262,798
		605,590
Transportation 0.1%
Norwegian Air Shuttle A.S.A *	3,026	117,156
Stolt-Nielsen Ltd.	5,222	92,417
		209,573
		6,853,147
Portugal 0.4%
Banks 0.0%
Banco BPI S.A. - Reg'd *	114,055	174,312
Food & Staples Retailing 0.1%
Sonae, SGPS, S.A.	336,993	442,985
Materials 0.1%
Altri, SGPS, S.A.	53,397	222,459
Portucel S.A.	70,524	291,957
Semapa-Sociedade de Investimento e Gestao	15,466	221,447
		735,863
Media 0.1%
NOS, SGPS S.A.	80,888	596,384
Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg'd	207,714	114,775
Transportation 0.1%
CTT-Correios de Portugal S.A.	44,443	448,271
		2,512,590
Republic of Korea 5.3%
Automobiles & Components 0.2%
Halla Holdings Corp.	4,476	276,254
Hanil E-Hwa Co., Ltd.	3,908	59,418
Kumho Tire Co., Inc. *	49,200	362,701

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Nexen Tire Corp.	12,130	137,909
S&T Motiv Co., Ltd.	3,000	177,848
Ssangyong Motor Co. *	15,562	141,122
Sungwoo Hitech Co., Ltd.	11,000	101,737
		1,256,989
Banks 0.1%
JB Financial Group Co., Ltd.	33,054	209,076
Kwangju Bank *	8,606	64,142
		273,218
Capital Goods 0.3%
Doosan Engine Co., Ltd. *	10,000	52,335
Hyundai Corp.	5,000	186,781
Hyundai Elevator Co., Ltd. *	2,711	190,803
Hyundai Rotem Co., Ltd. *	8,000	147,620
iMarketKorea, Inc.	6,000	169,998
IS Dongseo Co., Ltd.	2,400	167,399
Korea Electric Terminal Co., Ltd.	2,500	204,376
Kumho Industrial Co., Ltd. *	7,885	122,375
LG International Corp.	8,287	312,562
LS Industrial Systems Co., Ltd.	5,080	242,942
S&T Dynamics Co., Ltd.	7,620	97,979
Sung Kwang Bend Co., Ltd.	6,350	78,211
		1,973,381
Consumer Durables & Apparel 0.5%
Fila Korea Ltd.	3,900	385,337
Handsome Co., Ltd.	5,000	169,411
Hansae Co., Ltd.	5,401	178,612
Hanssem Co., Ltd.	5,100	1,035,416
Hyundai Livart Furniture Co., Ltd.	4,000	158,628
LF Corp.	5,800	163,023
Youngone Corp.	11,060	603,772
Youngone Holdings Co., Ltd.	1,780	158,044
		2,852,243
Consumer Services 0.1%
Grand Korea Leisure Co., Ltd.	6,000	224,678
Hana Tour Service, Inc.	3,338	368,965
MegaStudy Co., Ltd.	1,140	36,260
MegaStudyEdu Co., Ltd. *	659	56,966
		686,869
Diversified Financials 0.2%
Daishin Securities Co., Ltd.	14,000	149,064
Hankook Tire Worldwide Co., Ltd.	7,650	135,640
KIWOOM Securities Co., Ltd.	3,840	260,216
Kyobo Securities Co., Ltd.	4,750	42,303
Meritz Financial Group, Inc.	12,000	153,756
Meritz Securities Co., Ltd.	55,000	321,588
SK Securities Co., Ltd. *	100,000	122,716
Yuanta Securities Korea Co., Ltd. *	29,845	164,541
		1,349,824
Energy 0.1%
Hankook Shell Oil Co., Ltd.	250	105,798
SK Gas Ltd.	2,161	220,341
		326,139
Food & Staples Retailing 0.2%
Dongsuh Co., Inc.	12,421	346,880
GS Retail Co., Ltd.	5,520	196,494
Hyundai Greenfood Co. Ltd.	22,670	406,045
		949,419
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.3%
Binggrae Co., Ltd.	2,060	165,618
Daesang Corp.	6,535	217,882
Dongwon F&B Co., Ltd.	377	113,279
Dongwon Industries Co., Ltd.	500	142,341
Lotte Food Co., Ltd.	260	210,440
Maeil Dairy Industry Co., Ltd.	3,000	108,414
Muhak Co., Ltd. *	4,735	199,098
Ottogi Corp.	443	289,804
Samlip General Foods Co., Ltd.	791	207,341
Samyang Holdings Corp.	2,310	225,112
		1,879,329
Health Care Equipment & Services 0.1%
Chabiotech Co., Ltd. *	13,147	175,570
i-SENS, Inc. *	2,000	98,353
Medipost Co., Ltd. *	2,401	209,065
Osstem Implant Co., Ltd. *	3,810	188,051
		671,039
Household & Personal Products 0.1%
Cosmax, Inc.	1,896	330,185
Korea Kolmar Co., Ltd.	4,100	351,085
		681,270
Insurance 0.2%
Korean Reinsurance Co.	32,174	351,279
LIG Insurance Co., Ltd.	15,300	368,608
Meritz Fire & Marine Insurance Co., Ltd.	21,092	276,913
Tongyang Life Insurance	20,000	260,772
		1,257,572
Materials 0.5%
AK Holdings, Inc.	1,743	144,850
Dongkuk Steel Mill Co., Ltd. *	45,018	221,790
Hanil Cement Co., Ltd.	1,391	181,367
Hansol Paper Co., Ltd. *	5,915	123,290
Huchems Fine Chemical Corp.	8,000	187,683
Kolon Industries, Inc.	5,420	326,203
Namhae Chemical Corp.	16,004	156,683
OCI Materials Co., Ltd.	1,729	178,789
Poongsan Corp.	7,750	218,531
Seah Besteel Corp.	5,000	190,616
SK Chemicals Co., Ltd.	7,070	521,199
Ssangyong Cement Industrial Co., Ltd. *	15,662	252,260
Taekwang Industrial Co., Ltd.	223	248,102
Young Poong Corp.	186	230,769
		3,182,132
Media 0.3%
CJ CGV Co., Ltd.	5,300	485,405
CJ E&M Corp. *	6,223	371,162
CJ Hellovision Co., Ltd.	12,500	148,319
KT Skylife Co., Ltd.	6,000	95,827
SBS Media Holdings Co., Ltd.	20,000	89,330
SM Entertainment Co. *	4,749	144,409
YG Entertainment, Inc.	3,256	146,458
		1,480,910
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Bukwang Pharmaceutical Co., Ltd.	6,711	177,123
Chong Kun Dang Pharmaceutical Corp.	3,152	243,457

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Daewoong Pharmaceutical Co., Ltd.	1,946	161,896
Dong-A Socio Holdings Co., Ltd.	943	145,502
Dong-A ST Co., Ltd.	1,504	213,742
Green Cross Corp.	1,770	328,207
Green Cross Holdings Corp.	9,900	301,042
Hanmi Pharm Co., Ltd. *	2,182	811,174
Hanmi Science Co., Ltd. *	4,000	221,250
Huons Co., Ltd.	2,736	200,710
Ilyang Pharmaceutical Co., Ltd. *	5,031	208,821
Komipharm International Co., Ltd. *	9,200	239,910
Kwang Dong Pharmaceutical Co., Ltd.	15,000	246,334
LG Life Sciences Ltd. *	3,920	209,043
Medy-Tox, Inc.	1,458	612,801
Naturalendo Tech Co., Ltd. *	5,453	103,082
Pharmicell Co., Ltd. *	18,684	70,302
Seegene, Inc. *	4,275	168,763
ViroMed Co., Ltd. *	4,107	500,289
		5,163,448
Real Estate 0.0%
Korea Real Estate Investment & Trust Co., Ltd.	53,994	152,981
Retailing 0.2%
CJ O Shopping Co., Ltd.	1,018	224,589
GOLFZONYUWONHOLDINGS Co., Ltd.	5,500	64,764
GS Home Shopping, Inc.	1,055	223,708
Hyundai Home Shopping Network Corp.	1,940	220,564
Interpark Holdings Corp.	13,700	117,314
Kolao Holdings	8,234	160,111
LOTTE Himart Co., Ltd.	3,750	284,232
		1,295,282
Semiconductors & Semiconductor Equipment 0.3%
Eo Technics Co., Ltd.	2,609	258,722
GemVax & Kael Co., Ltd. *	8,302	310,880
Jusung Engineering Co., Ltd. *	18,985	111,349
Koh Young Technology, Inc.	4,112	166,224
LEENO Industrial, Inc.	3,922	180,131
Seoul Semiconductor Co., Ltd. *	12,280	198,341
Wonik IPS Co., Ltd. *	17,800	233,693
		1,459,340
Software & Services 0.2%
Com2uSCorp *	2,549	309,813
Daou Technology, Inc.	9,600	157,654
Gamevil, Inc. *	1,824	164,255
Hancom, Inc.	8,000	134,627
Posco ICT Co., Ltd.	22,300	101,615
Webzen, Inc. *	6,000	179,472
WeMade Entertainment Co., Ltd. *	3,000	113,828
		1,161,264
Technology Hardware & Equipment 0.3%
Daeduck Electronics Co.	14,350	111,485
Green Cross Cell Corp. *	3,000	172,434
Humax Co., Ltd.	8,338	145,957
KH Vatec Co., Ltd.	4,956	94,357
KONA I Co., Ltd.	6,331	200,798
LG Innotek Co., Ltd.	5,550	476,251
Partron Co., Ltd.	14,480	124,646
Security	Number of Shares	Value ($)
SFA Engineering Corp.	3,081	131,080
Sindoh Co., Ltd.	1,050	71,627
		1,528,635
Telecommunication Services 0.0%
SK Broadband Co., Ltd. *	50,113	188,560
Transportation 0.2%
Asiana Airlines, Inc. *	28,700	178,687
Eusu Holdings Co., Ltd. *	8,808	94,975
Hanjin Kal Corp.	9,947	277,340
Hanjin Transportation Co., Ltd.	3,950	214,920
Pan Ocean Co., Ltd. *	40,821	110,685
		876,607
Utilities 0.0%
E1 Corp.	1,395	93,147
Samchully Co., Ltd.	1,163	149,540
		242,687
		30,889,138
Singapore 1.9%
Capital Goods 0.1%
Boustead Projects Pte Ltd. *	41,820	27,903
Sarine Technologies Ltd.	93,495	137,238
United Engineers Ltd.	144,754	290,817
		455,958
Consumer Durables & Apparel 0.0%
China Hongxing Sports Ltd. *(a)(b)	884,000	—
Consumer Services 0.2%
Genting Hong Kong Ltd. (c)	647,361	233,050
GuocoLeisure Ltd.	410,199	307,140
OUE Ltd.	107,213	172,475
Raffles Education Corp., Ltd.	707,822	167,917
		880,582
Diversified Financials 0.0%
ARA Asset Management Ltd.	134,028	174,875
Energy 0.1%
Boustead Singapore Ltd.	141,913	143,607
Ezion Holdings Ltd. (c)	445,703	338,680
Ezra Holdings Ltd. *	385,160	111,359
		593,646
Food, Beverage & Tobacco 0.1%
First Resources Ltd. (c)	205,076	308,625
Super Group Ltd. (c)	107,213	91,404
		400,029
Health Care Equipment & Services 0.1%
Biosensors International Group Ltd. *	428,946	254,398
Raffles Medical Group Ltd.	85,761	286,103
Religare Health Trust	214,473	168,538
		709,039
Materials 0.0%
Midas Holdings Ltd.	428,946	111,299
Media 0.1%
Asian Pay Television Trust	466,487	318,162
Real Estate 1.0%
AIMS AMP Capital Industrial REIT	205,076	228,808
Ascendas India Trust	214,473	140,714
Ascott Residence Trust	214,473	204,313

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Cache Logistics Trust	205,076	176,357
Cambridge Industrial Trust	412,857	217,309
CapitaLand Retail China Trust	134,028	172,391
CDL Hospitality Trusts	229,233	291,448
Far East Hospitality Trust	285,521	169,336
First Real Estate Investment Trust	134,028	146,061
Frasers Centrepoint Trust	214,473	338,667
Frasers Commercial Trust	155,480	179,236
Keppel REIT	615,322	545,118
Lippo Malls Indonesia Retail Trust	643,466	178,886
Mapletree Commercial Trust	593,870	684,608
Mapletree Greater China Commercial Trust	615,322	488,097
Mapletree Industrial Trust	407,494	481,839
Mapletree Logistics Trust	490,644	423,753
OUE Hospitality Trust (c)	234,596	166,090
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust (c)	214,473	136,739
SPH REIT (c)	160,843	124,010
Starhill Global REIT	643,466	417,401
Ying Li International Real Estate Ltd. *	663,454	125,421
Yoma Strategic Holdings Ltd. *(c)	326,174	112,441
		6,149,043
Retailing 0.0%
OSIM International Ltd. (c)	80,398	104,603
Software & Services 0.0%
CSE Global Ltd.	214,473	93,014
Silverlake Axis Ltd.	207,781	179,454
		272,468
Transportation 0.1%
SATS Ltd.	241,288	606,395
Tiger Airways Holdings Ltd. *(c)	486,069	111,707
		718,102
Utilities 0.1%
China Everbright Water Ltd. *(c)	124,631	97,476
SIIC Environment Holdings Ltd. *(c)	1,501,405	228,177
		325,653
		11,213,459
Spain 2.2%
Automobiles & Components 0.0%
Cie Automotive S.A.	9,674	152,993
Banks 0.0%
Liberbank S.A. *	193,976	156,309
Capital Goods 0.5%
Abengoa S.A., B Shares	168,628	563,870
Construcciones y Auxiliar de Ferrocarriles S.A.	945	310,815
Fomento de Construcciones y Contratas S.A. *	42,616	444,607
Gamesa Corp. Tecnologica S.A. *	69,560	1,068,433
Obrascon Huarte Lain S.A. (c)	16,153	302,830
Sacyr S.A. *	65,703	278,338
		2,968,893
Commercial & Professional Services 0.1%
Applus Services S.A. *	25,556	301,197
Prosegur Cia de Seguridad S.A.	76,960	421,876
		723,073
Security	Number of Shares	Value ($)
Consumer Services 0.1%
Melia Hotels International S.A. (c)	23,528	305,541
NH Hotel Group S.A. *	52,281	297,482
		603,023
Diversified Financials 0.2%
Bolsas y Mercados Espanoles SHMSF S.A.	22,616	915,310
Energy 0.1%
Tecnicas Reunidas S.A.	9,993	496,518
Food, Beverage & Tobacco 0.3%
Ebro Foods S.A.	36,026	677,968
Viscofan S.A.	14,676	899,433
		1,577,401
Insurance 0.1%
Grupo Catalana Occidente S.A.	17,318	543,586
Materials 0.0%
Ence Energia y Celulosa S.A.	60,547	220,052
Media 0.1%
Atresmedia Corp de Medios de Comunicaion S.A.	24,692	369,791
Promotora de Informaciones S.A., Class A *	17,131	151,605
		521,396
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A. *	23,557	485,543
Faes Farma S.A.	90,580	238,834
Zeltia S.A. *	73,147	311,156
		1,035,533
Real Estate 0.2%
Inmobiliaria Colonial S.A. *	571,518	391,615
Merlin Properties Socimi S.A. *	60,764	789,431
		1,181,046
Software & Services 0.1%
Indra Sistemas S.A.	38,758	374,783
Telecommunication Services 0.2%
Jazztel plc *	72,180	1,025,980
Let's GOWEX S.A. *(a)(b)(c)	5,361	—
		1,025,980
Transportation 0.0%
Cia de Distribucion Integral Logista Holdings S.A. *	12,415	257,592
		12,753,488
Sweden 3.3%
Capital Goods 0.5%
Concentric AB	12,486	166,963
Haldex AB	11,370	161,355
Indutrade AB	10,452	497,403
Lindab International AB	26,670	233,177
NCC AB, A Shares	780	23,983
NCC AB, B Shares	30,965	960,776
Nibe Industrier AB, B Shares	13,365	397,323
Peab AB	68,031	520,746
Saab AB, Class B	8,364	214,583
		3,176,309

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.2%
AF AB, B Shares	19,746	272,711
Intrum Justitia AB	12,338	376,178
Loomis AB, B Shares	21,568	632,352
		1,281,241
Consumer Durables & Apparel 0.1%
JM AB	20,025	566,019
Nobia AB	13,726	149,808
		715,827
Consumer Services 0.2%
Betsson AB *	48,024	716,654
Betsson AB, Redemption Shares *	15,490	21,574
Rezidor Hotel Group AB	41,516	182,217
		920,445
Diversified Financials 0.3%
Avanza Bank Holding AB	9,933	420,853
Investment AB Oresund	11,568	241,001
L E Lundbergfortagen AB, B Shares	12,463	568,161
Ratos AB, B Shares	43,475	280,371
		1,510,386
Food & Staples Retailing 0.2%
Axfood AB	36,748	561,718
ICA Gruppen AB	24,124	839,149
		1,400,867
Food, Beverage & Tobacco 0.1%
AAK AB	11,045	714,232
Materials 0.4%
BillerudKorsnas AB	54,327	918,808
Hexpol AB	82,606	893,840
SSAB AB, A Shares *(c)	67,904	382,996
SSAB AB, B Shares *	64,109	310,642
		2,506,286
Media 0.1%
Modern Times Group MTG AB, B Shares	15,243	481,877
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Swedish Orphan Biovitrum AB *	49,103	741,377
Real Estate 0.7%
Castellum AB	56,282	805,633
Fabege AB	45,415	632,539
Fastighets AB Balder, B Shares *	31,635	523,921
Hemfosa Fastigheter AB	28,208	288,057
Hufvudstaden AB, A Shares	47,299	605,081
Kungsleden AB	55,748	358,867
Wallenstam AB, B Shares	82,684	645,973
Wihlborgs Fastigheter AB	28,142	471,836
		4,331,907
Retailing 0.1%
Mekonomen AB	7,156	188,031
Qliro Group AB *(c)	48,875	85,806
		273,837
Software & Services 0.1%
NetEnt AB *	8,178	315,387
NetEnt AB (a)	7,782	4,554
		319,941
Technology Hardware & Equipment 0.1%
Axis Communications AB	12,715	471,904
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Com Hem Holding AB	26,413	242,059
Transportation 0.0%
SAS AB *(c)	105,965	189,756
		19,278,251
Switzerland 3.2%
Automobiles & Components 0.1%
Autoneum Holding AG *	1,678	365,359
Banks 0.1%
Liechtensteinische Landesbank AG	3,064	122,287
St. Galler Kantonalbank AG - Reg'd	663	234,565
Valiant Holding AG - Reg'd	4,814	436,059
		792,911
Capital Goods 1.0%
AFG Arbonia-Forster Holding AG - Reg'd *	4,142	82,765
Belimo Holding AG - Reg'd	106	261,699
Bucher Industries AG - Reg'd	2,425	637,772
Burckhardt Compression Holding AG	1,043	478,740
Conzzeta AG - Reg'd	47	178,713
Daetwyler Holding AG	1,899	267,533
Georg Fischer AG - Reg'd	1,371	1,034,045
Huber & Suhner AG - Reg'd	6,402	293,514
Implenia AG - Reg'd	3,754	233,991
Meyer Burger Technology AG *(c)	28,757	229,239
OC Oerlikon Corp. AG - Reg'd *	66,685	851,809
Rieter Holding AG - Reg'd *	2,514	415,203
Schweiter Technologies AG	438	352,638
SFS Group AG *	4,070	301,577
Zehnder Group AG - Reg'd	3,403	154,936
		5,774,174
Commercial & Professional Services 0.2%
Gategroup Holding AG *	5,623	173,753
Kaba Holding AG, B Shares - Reg'd *	1,302	815,001
		988,754
Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg'd *	491	599,599
Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg'd *	968	308,352
Diversified Financials 0.3%
Cembra Money Bank AG *	9,334	591,198
EFG International AG *	10,398	143,843
Leonteq AG *	2,992	548,065
Vontobel Holding AG - Reg'd	11,701	533,358
		1,816,464
Food, Beverage & Tobacco 0.0%
Emmi AG - Reg'd *	828	268,803
Health Care Equipment & Services 0.1%
Straumann Holding AG - Reg'd	2,338	618,113
Materials 0.0%
Schmolz + Bickenbach AG - Reg'd *	171,865	165,789
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Basilea Pharmaceutica - Reg'd *	805	108,204
Cosmo Pharmaceuticals S.A. *	1,580	274,178
Tecan Group AG - Reg'd	4,557	608,663
		991,045

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 0.2%
Allreal Holding AG - Reg'd *	3,785	526,814
Mobimo Holding AG - Reg'd *	2,154	452,104
		978,918
Retailing 0.0%
Valora Holding AG - Reg'd *	1,346	287,506
Semiconductors & Semiconductor Equipment 0.2%
ams AG	18,889	1,119,304
Software & Services 0.1%
Temenos Group AG - Reg'd *	15,008	545,688
Technology Hardware & Equipment 0.2%
Ascom Holding AG - Reg'd	12,538	221,294
Kudelski S.A.	11,707	177,463
Logitech International S.A. - Reg'd	48,001	770,886
		1,169,643
Transportation 0.3%
Flughafen Zuerich AG - Reg'd	1,145	902,430
Panalpina Welttransport Holding AG - Reg'd	4,745	644,336
		1,546,766
Utilities 0.0%
BKW AG	6,247	234,755
		18,571,943
United Kingdom 19.1%
Banks 0.2%
Bank of Georgia Holdings plc	8,888	253,486
The Paragon Group of Cos. plc	85,547	573,595
TSB Banking Group plc *(e)	58,228	301,656
		1,128,737
Capital Goods 2.3%
Balfour Beatty plc	211,698	804,049
Bodycote plc	66,104	749,979
Carillion plc	147,541	746,115
Chemring Group plc	57,620	196,293
Diploma plc	29,084	358,819
Fenner plc	64,882	218,558
Galliford Try plc	31,456	794,405
Grafton Group plc	72,823	907,886
HellermannTyton Group plc	69,664	393,005
Interserve plc	61,689	583,633
Keller Group plc	22,616	367,886
Kier Group plc	16,149	333,907
Morgan Advanced Materials plc	111,013	589,513
Morgan Sindall Group plc	18,187	228,542
QinetiQ Group plc	225,074	812,607
Rotork plc	305,662	1,181,922
Senior plc	144,751	706,163
SIG plc	194,648	595,829
Speedy Hire plc	166,629	194,515
Spirax-Sarco Engineering plc	26,092	1,387,955
Ultra Electronics Holdings plc	23,981	670,033
Vesuvius plc	93,128	635,368
		13,456,982
Commercial & Professional Services 1.5%
AA plc *	168,620	1,052,381
APR Energy plc	32,056	180,377
Berendsen plc	62,654	972,323
Security	Number of Shares	Value ($)
Cape plc	32,479	124,523
De La Rue plc	34,785	269,913
Hays plc	430,762	1,061,575
HomeServe plc	95,123	629,964
Michael Page International plc	106,510	883,345
Mitie Group plc	150,621	713,194
Regus plc	215,392	848,646
RPS Group plc	92,737	332,554
Serco Group plc	370,818	778,610
Shanks Group plc	158,588	262,567
WS Atkins plc	36,897	824,276
		8,934,248
Consumer Durables & Apparel 0.7%
Bellway plc	42,415	1,519,054
Bovis Homes Group plc	51,380	857,733
Crest Nicholson Holdings plc	75,116	613,235
Redrow plc	76,149	506,746
Ted Baker plc	7,063	309,646
		3,806,414
Consumer Services 1.4%
Betfair Group plc	24,506	996,950
Bwin.Party Digital Entertainment plc	266,967	429,784
Dignity plc	17,475	565,852
Domino's Pizza Group plc	47,251	573,577
Enterprise Inns plc *	171,202	338,836
Greene King plc	73,201	915,949
J.D. Wetherspoon plc	28,131	337,832
Ladbrokes plc	274,938	502,611
Marston's plc	191,144	486,808
Mitchells & Butlers plc *	81,858	565,224
Spirit Pub Co. plc	189,516	331,125
SSP Group plc *	122,199	552,323
The Restaurant Group plc	70,125	738,351
Thomas Cook Group plc *	480,268	1,057,525
		8,392,747
Diversified Financials 1.8%
Allied Minds plc *	22,699	213,021
Brewin Dolphin Holdings plc	55,169	272,423
Close Brothers Group plc	52,804	1,290,027
Henderson Group plc	327,325	1,425,022
IG Group Holdings plc	125,433	1,495,827
Intermediate Capital Group plc	142,685	1,304,205
International Personal Finance plc	100,300	752,867
Jupiter Fund Management plc	113,258	808,827
Kennedy Wilson Europe Real Estate plc	33,766	622,425
Man Group plc	530,317	1,444,490
SVG Capital plc *	72,228	566,512
Tullett Prebon plc	88,815	535,875
		10,731,521
Energy 0.5%
Cairn Energy plc *	196,743	509,174
Genel Energy plc *	48,494	390,717
Hunting plc	50,982	479,224
Lamprell plc *	104,546	243,286
Ophir Energy plc *	236,310	473,825
Premier Oil plc *	177,103	441,049
Soco International plc	85,008	239,978
		2,777,253

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.3%
Booker Group plc	483,878	1,312,091
Greggs plc	34,917	633,519
		1,945,610
Food, Beverage & Tobacco 0.4%
Britvic plc	81,881	915,232
Dairy Crest Group plc	54,781	428,833
Devro plc	74,983	374,441
Greencore Group plc	136,554	685,969
Premier Foods plc *	203,700	128,997
		2,533,472
Health Care Equipment & Services 0.3%
Al Noor Hospitals Group plc	12,617	183,673
NMC Health plc	20,823	241,648
Spire Healthcare Group plc *(e)	59,332	326,479
Synergy Health plc	19,348	538,224
UDG Healthcare plc	86,662	701,544
		1,991,568
Insurance 1.1%
Amlin plc	175,471	1,305,599
Beazley plc	201,199	913,384
esure Group plc	83,862	331,568
Hiscox Ltd.	97,016	1,262,795
Jardine Lloyd Thompson Group plc	39,462	626,258
Just Retirement Group plc	69,670	188,706
Lancashire Holdings Ltd.	69,633	685,355
Phoenix Group Holdings	67,904	886,972
Saga plc *	128,842	416,609
		6,617,246
Materials 1.2%
Acacia Mining plc	46,822	217,845
Alent plc	77,070	446,311
Centamin plc	368,844	394,549
Elementis plc	170,086	793,423
Essentra plc	87,768	1,339,297
Evraz plc	154,175	396,654
Hochschild Mining plc *	84,653	124,009
KAZ Minerals plc *	90,952	349,191
Lonmin plc *(c)	135,322	291,158
Petra Diamonds Ltd. *	138,203	366,950
RPC Group plc	75,493	707,320
Synthomer plc	87,252	466,131
Vedanta Resources plc	35,897	321,542
Victrex plc	28,506	907,819
		7,122,199
Media 0.7%
Cineworld Group plc	67,904	536,224
Entertainment One Ltd.	58,103	286,113
ITE Group plc	99,634	290,390
Rightmove plc	31,388	1,602,619
UBM plc	142,682	1,211,644
		3,926,990
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
BTG plc *	124,022	1,342,739
Dechra Pharmaceuticals plc	33,942	532,959
Genus plc	24,979	567,177
Indivior plc *	171,745	602,771
		3,045,646
Security	Number of Shares	Value ($)
Real Estate 1.5%
Big Yellow Group plc	51,692	514,688
Countrywide plc	55,004	502,761
Development Securities plc	35,807	150,259
Foxtons Group plc	88,934	384,735
Grainger plc	173,544	563,271
Great Portland Estates plc	119,734	1,513,738
Hansteen Holdings plc	209,704	396,158
Helical Bar plc	50,719	321,188
Londonmetric Property plc	247,760	644,609
Redefine International plc	276,665	232,197
Savills plc	48,546	720,787
Shaftesbury plc	90,122	1,204,691
ST Modwen Properties plc	44,972	304,421
The Unite Group plc	77,718	738,247
Workspace Group plc	35,983	495,547
		8,687,297
Retailing 1.3%
AO World plc *(c)	57,288	151,846
Card Factory plc	44,841	247,904
Connect Group plc	69,631	167,615
Debenhams plc	459,737	665,407
Dunelm Group plc	33,942	488,416
Halfords Group plc	75,757	556,737
Home Retail Group plc	306,417	736,434
Howden Joinery Group plc	205,223	1,600,249
Mothercare plc *	31,700	122,867
N Brown Group plc	63,088	322,502
Ocado Group plc *	133,805	744,236
Pets at Home Group plc	40,024	172,536
Poundland Group plc	54,348	254,602
SuperGroup plc *	12,877	223,613
WH Smith plc	40,571	958,357
		7,413,321
Semiconductors & Semiconductor Equipment 0.2%
CSR plc	51,903	699,349
Imagination Technologies Group plc *	75,518	252,599
		951,948
Software & Services 1.1%
AVEVA Group plc	23,954	710,949
Computacenter plc	33,116	367,630
Fidessa Group plc	16,487	561,031
Just Eat plc *	88,284	620,642
Just Eat plc *(a)	15,724	8,566
Micro Focus International plc	55,202	1,115,279
Moneysupermarket.com Group plc	133,441	616,778
Playtech plc	58,291	738,278
SDL plc	23,377	144,740
Telecity Group plc	63,358	1,042,223
Xchanging plc	50,558	97,594
Zoopla Property Group plc (e)	56,477	232,689
		6,256,399
Technology Hardware & Equipment 1.2%
Domino Printing Sciences plc	38,580	537,494
Electrocomponents plc	155,415	566,802
Halma plc	124,584	1,451,483
Laird plc	91,041	536,525
Oxford Instruments plc	21,129	350,791
Pace plc	115,466	726,101
Premier Farnell plc	135,480	394,659

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Renishaw plc	11,308	414,131
Spectris plc	36,688	1,308,908
Spirent Communications plc	221,305	302,242
Xaar plc	26,099	180,411
		6,769,547
Telecommunication Services 0.2%
Cable & Wireless Communications plc	740,000	762,777
Colt Group S.A. *	118,697	271,326
Kcom Group plc	170,411	250,938
		1,285,041
Transportation 0.7%
BBA Aviation plc	180,399	902,368
Firstgroup plc *	417,976	723,915
Go-Ahead Group plc	14,441	585,063
National Express Group plc	141,931	676,379
Northgate plc	34,876	335,014
Stagecoach Group plc	147,318	909,316
Stobart Group Ltd. (c)	111,371	185,242
		4,317,297
Utilities 0.0%
Infinis Energy plc	33,300	92,482
Telecom Plus plc	15,269	189,660
		282,142
		112,373,625
Total Common Stock
(Cost $522,889,846)		580,317,899

Preferred Stock 0.4% of net assets
Germany 0.3%
Capital Goods 0.1%
Jungheinrich AG	6,373	435,642
Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGaA	2,292	251,535
Sartorius AG	2,674	469,942
		721,477
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Biotest AG	2,150	186,757
Transportation 0.0%
Sixt SE	3,270	115,009
		1,458,885
Italy 0.1%
Insurance 0.1%
Unipol Gruppo Finanziario S.p.A.	91,131	497,959
Republic of Korea 0.0%
Diversified Financials 0.0%
Daishin Securities Co., Ltd.	7,069	47,456
Security	Number of Shares	Value ($)
Sweden 0.0%
Real Estate 0.0%
Klovern AB	6,704	251,088
Total Preferred Stock
(Cost $1,915,708)		2,255,388

Rights 0.0% of net assets
Australia 0.0%
Materials 0.0%
Evolution Mining Ltd. *(a)	92,061	19,379
Italy 0.0%
Insurance 0.0%
Unipol Gruppo Finanziario S.p.A. *(a)	177,578	—
United Kingdom 0.0%
Capital Goods 0.0%
Kier Group plc *	10,909	83,233
Total Rights
(Cost $68,622)		102,612

Other Investment Companies 2.4% of net assets
Switzerland 0.2%
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
BB Biotech AG - Reg'd *	3,911	1,218,884
United Kingdom 0.1%
Real Estate 0.1%
F&C Commercial Property Trust Ltd.	206,005	434,122
United States 2.1%
Equity Fund 0.1%
iShares MSCI EAFE Small-Cap ETF	6,500	341,055
Securities Lending Collateral 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	12,043,587	12,043,587
		12,384,642
Total Other Investment Companies
(Cost $13,330,336)		14,037,648

End of Investments

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

At 05/31/15, the tax basis cost of the fund's investments was $538,623,647 and the unrealized appreciation and depreciation were $88,226,961 and ($30,137,061), respectively, with a net unrealized appreciation of $58,089,900.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $287,517 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $11,684,284. Non-cash collateral pledged to the fund for securities on loan amounted to $938,450.
(d)	The rate shown is the 7-day yield.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,883,812 or 0.5% of net assets.

CVA –	Dutch Certificate
ETF –	Exchange Traded Fund
Reg'd –	Registered
REIC –	Real Estate Investment Company
REIT –	Real Estate Investment Trust

Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$403,175,520	$—	$—	$403,175,520
Australia [1]	27,475,066	—	—	27,475,066
Pharmaceuticals, Biotechnology & Life Sciences	448,333	—	316,320	764,653
Hong Kong[1]	15,366,081	—	—	15,366,081
Materials	1,210,650	—	158,213	1,368,863
Pharmaceuticals, Biotechnology & Life Sciences	386,536	—	129,304	515,840
Sweden [1]	18,958,310	—	—	18,958,310
Software & Services	315,387	—	4,554	319,941
United Kingdom[1]	106,117,226	—	—	106,117,226
Software & Services	6,247,833	—	8,566	6,256,399
Preferred Stock[1]	2,255,388	—	—	2,255,388
Rights [1]	83,233	—	—	83,233
Australia [1]	—	—	19,379	19,379
Other Investment Companies[1]	14,037,648	—	—	14,037,648
Total	$596,077,211	$—	$636,336	$596,713,547
[1]	As categorized in Portfolio Holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of May 31, 2015
Common Stock
Australia	$93,288	($82,313)	$7,993	$126,680	($29,533)	$200,205	$—	$316,320
Hong Kong	107,869	—	(100,635)	388,152	—	—	(107,869)	287,517
Spain	27,964	—	(27,964)	—	—	—	—	—
Sweden	—	—	(140)	4,694	—	—	—	4,554
United Kingdom	—	—	8,566	—	—	—	—	8,566
Rights
Australia	—	—	19,379	—	—	—	—	19,379
Total	$229,121	($82,313)	($92,801)	$519,526	($29,533)	$200,205	($107,869)	$636,336
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers between Level 1 and Level 3 for the period ended May 31, 2015. Transfers from Level 1 to Level 3 were the result of fair valued securities for which no quoted value was available. Transfers from Level 3 to Level 1 were the result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. There were no transfers between Level 1 and Level 2 for the period ended May 31, 2015.
REG56691MAY15

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF™
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.4%	Common Stock	1,409,425,501	1,496,458,582
2.3%	Preferred Stock	52,093,458	35,630,894
1.7%	Other Investment Companies	26,112,782	26,112,782
101.4%	Total Investments	1,487,631,741	1,558,202,258
(1.4%)	Other Assets and Liabilities, Net		(21,474,177)
100.0%	Net Assets		1,536,728,081

Security	Number of Shares	Value ($)
Common Stock 97.4% of net assets
Belize 0.1%
Materials 0.1%
ALROSA AO *	646,814	777,814
Brazil 6.4%
Banks 1.1%
Banco Bradesco S.A.	274,266	2,250,758
Banco do Brasil S.A.	368,282	2,623,170
Itau Unibanco Holding S.A. ADR	1,179,029	12,615,610
		17,489,538
Capital Goods 0.3%
Embraer S.A.	327,091	2,444,525
WEG S.A.	273,454	1,474,079
		3,918,604
Consumer Durables & Apparel 0.0%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	182,700	622,048
Consumer Services 0.2%
Estacio Participacoes S.A.	110,229	631,833
Kroton Educacional S.A.	641,003	2,294,890
		2,926,723
Diversified Financials 0.3%
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	784,722	2,760,267
CETIP S.A. - Mercados Organizados	63,958	666,504
Grupo BTG Pactual	121,862	1,173,732
		4,600,503
Security	Number of Shares	Value ($)
Energy 0.7%
Cosan S.A. Industria e Comercio	60,900	479,936
Petroleo Brasileiro S.A. *	1,519,490	6,306,221
Ultrapar Participacoes S.A. ADR	149,642	3,236,757
		10,022,914
Food & Staples Retailing 0.1%
Raia Drogasil S.A.	121,800	1,358,929
Food, Beverage & Tobacco 1.5%
Ambev S.A. ADR	2,029,964	11,672,293
BRF S.A. ADR	391,587	7,913,973
JBS S.A.	255,780	1,249,818
M Dias Branco S.A.	20,785	560,542
Souza Cruz S.A.	182,700	1,390,594
		22,787,220
Health Care Equipment & Services 0.0%
Qualicorp S.A.	77,952	463,913
Household & Personal Products 0.1%
Hypermarcas S.A. *	121,507	828,163
Natura Cosmeticos S.A.	65,941	592,159
		1,420,322
Insurance 0.2%
BB Seguridade Participacoes S.A.	254,173	2,655,099
Porto Seguro S.A.	48,720	552,575
Sul America S.A.	121,800	500,919
		3,708,593
Materials 0.7%
Companhia Siderurgica Nacional S.A.	304,589	587,693
Duratex S.A.	175,535	439,854
Fibria Celulose S.A. ADR (a)	81,648	1,129,192
Klabin S.A.	189,546	1,128,038
Usinas Siderurgicas de Minas Gerais S.A.	62,991	313,712
Vale S.A. (f)	597,532	3,752,589
Vale S.A. ADR (f)	781,196	4,132,527
		11,483,605
Real Estate 0.1%
BR Malls Participacoes S.A.	190,088	905,011
Multiplan Empreendimentos Imobiliarios S.A.	30,450	475,262
		1,380,273
Retailing 0.2%
B2W Cia Digital *	45,360	362,300
Lojas Americanas S.A.	67,838	267,094
Lojas Renner S.A.	60,900	2,042,018
		2,671,412
Software & Services 0.3%
Cielo S.A.	358,502	4,491,662
TOTVS S.A.	53,804	628,606
		5,120,268
    1

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Tim Participacoes S.A.	409,443	1,208,092
Transportation 0.2%
CCR S.A.	396,595	1,918,006
Localiza Rent a Car S.A.	49,010	490,469
		2,408,475
Utilities 0.3%
Companhia de Saneamento Basico do Estado de Sao Paulo	146,160	849,235
CPFL Energia S.A. ADR (a)	81,691	980,292
EDP - Energias do Brasil S.A.	182,700	601,446
Tractebel Energia S.A.	121,800	1,291,402
Transmissora Alianca de Energia Eletrica S.A.	60,900	392,762
		4,115,137
		97,706,569
Chile 1.4%
Banks 0.3%
Banco de Chile ADR (a)	15,621	1,076,443
Banco de Credito e Inversiones	12,464	580,572
Banco Santander Chile ADR	82,231	1,757,277
Corpbanca S.A.	90,023,088	1,110,505
		4,524,797
Energy 0.1%
Empresas COPEC S.A.	161,139	1,842,455
Food & Staples Retailing 0.1%
Cencosud S.A.	518,259	1,314,218
Food, Beverage & Tobacco 0.1%
Cia Cervecerias Unidas S.A.	77,343	872,301
Materials 0.1%
Empresas CMPC S.A.	501,323	1,471,282
Sociedad Quimica y Minera de Chile S.A. ADR	42,630	832,564
		2,303,846
Retailing 0.1%
S.A.C.I. Falabella	191,234	1,434,232
Telecommunication Services 0.0%
ENTEL Chile S.A.	40,803	490,203
Transportation 0.1%
Latam Airlines Group S.A. ADR *(a)	132,281	1,113,806
Utilities 0.5%
Colbun S.A.	5,580,267	1,669,977
Empresa Nacional de Electricidad S.A. ADR (a)	62,727	2,802,015
Enersis S.A. ADR	186,354	3,169,882
		7,641,874
		21,537,732
China 28.7%
Automobiles & Components 0.8%
Brilliance China Automotive Holdings Ltd.	1,267,547	1,978,613
Byd Co., Ltd., H Shares (a)(c)	299,236	2,103,884
Chongqing Changan Automobile Co., Ltd., B Shares	380,200	1,013,337
Security	Number of Shares	Value ($)
Dongfeng Motor Group Co., Ltd., H Shares	1,306,415	2,137,036
Geely Automobile Holdings Ltd.	1,836,827	952,589
Great Wall Motor Co., Ltd., H Shares	475,443	3,069,828
Guangzhou Automobile Group Co., Ltd., H Shares	1,220,043	1,248,130
		12,503,417
Banks 6.7%
Agricultural Bank of China Ltd., H Shares	10,962,000	5,953,650
Bank of China Ltd., H Shares	32,084,251	21,316,239
Bank of Communications Co., Ltd., H Shares	3,571,678	3,400,479
China CITIC Bank Corp., Ltd., H Shares *	3,385,106	2,864,755
China Construction Bank Corp., H Shares	30,627,717	30,779,640
China Everbright Bank Co., Ltd., H Shares	496,505	315,138
China Merchants Bank Co., Ltd., H Shares	1,923,452	5,856,050
China Minsheng Banking Corp., Ltd., H Shares	2,673,750	3,683,863
Chongqing Rural Commercial Bank Co., Ltd., H Shares	1,432,704	1,164,417
Huishang Bank Corp., Ltd., H Shares (a)	895,690	474,910
Industrial & Commercial Bank of China Ltd., H Shares	30,667,535	26,705,093
		102,514,234
Capital Goods 1.9%
AviChina Industry & Technology Co., Ltd., H Shares	1,240,699	1,576,573
Beijing Enterprises Holdings Ltd.	304,500	2,665,315
China Communications Construction Co., Ltd., H Shares	2,001,839	3,460,552
China International Marine Containers Group Co., Ltd., H Shares	424,648	1,216,168
China Railway Construction Corp., Ltd., H Shares	903,968	1,667,633
China Railway Group Ltd., H Shares	1,608,040	2,078,625
China State Construction International Holdings Ltd.	757,988	1,335,748
CITIC Ltd.	2,009,392	3,877,999
CSR Corp., Ltd., H Shares (a)(c)	1,929,295	3,733,373
Haitian International Holdings Ltd.	227,371	559,074
Shanghai Electric Group Co., Ltd., H Shares (a)	1,218,000	1,283,751
Shanghai Industrial Holdings Ltd.	397,931	1,532,370
Sinopec Engineering Group Co., Ltd., H shares	609,000	597,879
Weichai Power Co., Ltd., H Shares	248,816	929,262
Zhuzhou CSR Times Electric Co., Ltd., H Shares	304,500	2,502,293
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares (a)	1,019,171	783,619
		29,800,234
2

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.2%
China Everbright International Ltd.	1,407,497	2,669,170
Consumer Durables & Apparel 0.5%
ANTA Sports Products Ltd.	480,076	1,113,554
Belle International Holdings Ltd.	2,436,000	3,111,171
Haier Electronics Group Co., Ltd.	618,278	1,874,403
Shenzhou International Group Holdings Ltd.	247,562	1,223,191
		7,322,319
Diversified Financials 0.6%
China Cinda Asset Management Co., Ltd., H Shares *	1,661,456	1,052,402
China Everbright Ltd.	173,645	691,081
China Galaxy Securities Co., Ltd., H Shares (a)	1,294,505	2,194,374
CITIC Securities Co., Ltd., H Shares	493,997	2,099,864
Far East Horizon Ltd.	960,152	933,948
Haitong Securities Co., Ltd., H Shares (a)	691,345	2,194,024
		9,165,693
Energy 2.7%
China Coal Energy Co., Ltd., H Shares (a)	1,485,166	900,501
China Oilfield Services Ltd., H Shares	823,704	1,530,189
China Petroleum & Chemical Corp., H Shares	11,047,907	9,734,467
China Shenhua Energy Co., Ltd., H Shares	1,458,038	3,585,116
CNOOC Ltd.	6,977,329	10,909,460
Inner Mongolia Yitai Coal Co., Ltd., B Shares	843,700	1,455,383
Kunlun Energy Co., Ltd.	1,218,000	1,323,033
PetroChina Co., Ltd., H Shares	8,869,628	10,515,559
Yanzhou Coal Mining Co., Ltd., H Shares (a)	1,218,000	1,079,482
		41,033,190
Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	534,407	1,606,347
Food, Beverage & Tobacco 0.3%
Anhui Gujing Distillery Co., Ltd., B Shares	84,500	327,031
China Agri-Industries Holdings Ltd.	1,220,508	736,882
China Huishan Dairy Holdings Co., Ltd. (a)	4,263,000	885,427
China Yurun Food Group Ltd. *(a)	609,000	285,976
Tsingtao Brewery Co., Ltd., H Shares (a)	184,354	1,182,008
Yantai Changyu Pioneer Wine Co., Ltd., B Shares	104,700	488,953
		3,906,277
Health Care Equipment & Services 0.3%
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	854,054	752,519
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	304,500	1,009,559
Sinopharm Group Co., H Shares	508,845	2,428,839
		4,190,917
Security	Number of Shares	Value ($)
Household & Personal Products 0.2%
Hengan International Group Co., Ltd.	304,500	3,500,068
Insurance 2.8%
China Life Insurance Co., Ltd., H Shares	3,208,049	15,416,249
China Pacific Insurance (Group) Co., Ltd., H Shares	1,041,420	5,367,279
China Taiping Insurance Holdings Co., Ltd. *	486,903	1,984,911
New China Life Insurance Co., Ltd., H Shares	275,147	1,757,039
PICC Property & Casualty Co., Ltd., H Shares	1,598,378	3,666,255
Ping An Insurance Group Co. of China Ltd., H Shares	1,040,009	15,308,554
		43,500,287
Materials 1.0%
Aluminum Corp. of China Ltd., H Shares *	1,650,043	994,085
Anhui Conch Cement Co., Ltd., H Shares	602,603	2,526,540
BBMG Corp., H Shares	879,468	984,807
China BlueChemical Ltd., H Shares	1,674,750	749,706
China National Building Material Co., Ltd., H Shares	1,420,037	1,515,014
China Resources Cement Holdings Ltd.	1,218,000	749,509
China Zhongwang Holdings Ltd. (a)	1,705,200	1,007,517
Fosun International Ltd. (a)	913,500	2,354,591
Jiangxi Copper Co., Ltd., H Shares	612,762	1,215,793
Lee & Man Paper Manufacturing Ltd. (a)	1,218,000	815,504
Nine Dragons Paper Holdings Ltd.	609,000	558,597
Zhaojin Mining Industry Co., Ltd., H Shares (a)	730,273	608,596
Zijin Mining Group Co., Ltd., H Shares	3,312,000	1,478,352
		15,558,611
Media 0.1%
Alibaba Pictures Group Ltd. *(a)	4,239,892	1,821,422
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
China Medical System Holdings Ltd.	281,312	469,606
CSPC Pharmaceutical Group Ltd.	1,673,329	1,722,645
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	114,388	492,877
Sihuan Pharmaceutical Holdings Group Ltd. (c)(d)	1,941,284	1,104,432
Sino Biopharmaceutical Ltd.	1,248,223	1,479,855
		5,269,415
Real Estate 1.7%
China Merchants Property Development Co., Ltd., B Shares (c)(d)	164,200	482,969
China Overseas Land & Investment Ltd.	1,804,174	6,540,278
China Resources Land Ltd.	1,094,212	3,543,126
China Vanke Co., Ltd., H Shares *(a)	758,425	2,000,863
    3

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Country Garden Holdings Co., Ltd.	2,473,542	1,139,197
Evergrande Real Estate Group Ltd. (a)	3,025,000	1,970,735
Greentown China Holdings Ltd. (a)	609,000	872,071
Guangzhou R&F Properties Co., Ltd., H Shares	541,176	633,922
Longfor Properties Co., Ltd.	609,000	1,004,060
Renhe Commercial Holdings Co., Ltd. *(a)	8,526,000	758,937
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., B Shares	225,800	518,888
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., B Shares	244,400	980,533
Shimao Property Holdings Ltd.	609,000	1,307,321
Sino-Ocean Land Holdings Ltd.	2,436,000	1,740,999
SOHO China Ltd.	513,561	350,477
Sunac China Holdings Ltd.	778,379	914,789
Yuexiu Property Co., Ltd.	6,090,000	1,414,169
		26,173,334
Retailing 0.1%
GOME Electrical Appliances Holdings Ltd.	6,699,000	1,754,355
Zhongsheng Group Holdings Ltd. (a)	304,500	254,943
		2,009,298
Semiconductors & Semiconductor Equipment 0.3%
GCL-Poly Energy Holdings Ltd. *(a)	5,492,286	1,466,678
Hanergy Thin Film Power Group Ltd. *(a)(c)	4,702,889	2,372,209
		3,838,887
Software & Services 3.1%
Kingsoft Corp., Ltd. (a)	349,898	1,403,826
Tencent Holdings Ltd.	2,260,537	45,405,836
TravelSky Technology Ltd., H Shares	609,000	1,055,913
		47,865,575
Technology Hardware & Equipment 0.5%
Kingboard Chemical Holdings Ltd.	347,390	675,819
Lenovo Group Ltd.	3,042,365	4,827,562
ZTE Corp., H Shares	387,732	1,348,037
		6,851,418
Telecommunication Services 2.6%
Alibaba Health Information Technology Ltd. *	769,920	1,064,760
China Mobile Ltd.	2,251,599	29,657,070
China Telecom Corp., Ltd., H Shares	7,771,817	5,283,779
China Unicom (Hong Kong) Ltd.	2,436,000	4,110,517
		40,116,126
Transportation 0.8%
Air China Ltd., H Shares	1,076,589	1,323,592
China COSCO Holdings Co., Ltd., H Shares *(a)	1,548,961	1,162,987
China Eastern Airlines Corp., Ltd., H Shares *	518,302	403,860
China Merchants Holdings International Co., Ltd.	646,874	2,854,022
Security	Number of Shares	Value ($)
China Shipping Container Lines Co., Ltd., H Shares *	2,436,000	1,115,622
China Shipping Development Co., Ltd., H Shares	428,191	338,618
China Southern Airlines Co., Ltd., H Shares	544,718	558,664
COSCO Pacific Ltd.	1,218,000	1,756,712
Jiangsu Expressway Co., Ltd., H Shares	477,568	665,381
Sinotrans Ltd., H Shares	723,876	564,977
Zhejiang Expressway Co., Ltd., H Shares	1,218,000	1,898,129
		12,642,564
Utilities 1.1%
Beijing Enterprises Water Group Ltd. *	1,628,598	1,376,153
Beijing Jingneng Clean Energy Co., Ltd., H Shares (a)	616,524	283,942
CGN Power Co., Ltd., H Shares *(b)	1,600,642	999,427
China Gas Holdings Ltd.	679,732	1,171,536
China Longyuan Power Group Corp., Ltd., H Shares	1,218,000	1,506,875
China Resources Gas Group Ltd.	290,579	895,929
China Resources Power Holdings Co., Ltd.	976,601	2,715,038
Datang International Power Generation Co., Ltd., H Shares	1,840,614	1,078,028
ENN Energy Holdings Ltd.	300,611	2,020,478
Guangdong Electric Power Development Co., Ltd., B Shares	367,000	410,011
Guangdong Investment Ltd.	437,953	613,577
Huadian Energy Co., Ltd., B Shares *	401,600	333,328
Huadian Fuxin Energy Corp., Ltd., H Shares	601,349	314,966
Huadian Power International Corp., Ltd., H Shares	456,750	527,956
Huaneng Power International, Inc., H Shares	1,647,535	2,206,193
Huaneng Renewables Corp., Ltd., H Shares	1,218,000	570,381
		17,023,818
		440,882,621
Colombia 0.5%
Banks 0.1%
Bancolombia S.A. ADR	48,720	1,984,366
Diversified Financials 0.1%
Corp. Financiera Colombiana S.A.	45,318	652,228
Grupo de Inversiones Suramericana S.A.	96,222	1,282,467
		1,934,695
Energy 0.1%
Ecopetrol S.A. ADR (a)	100,615	1,458,917
Food & Staples Retailing 0.0%
Almacenes Exito S.A.	96,605	858,127
4

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.1%
Cementos Argos S.A.	183,309	664,615
Cemex Latam Holdings S.A. *	68,208	336,003
		1,000,618
Utilities 0.1%
Interconexion Electrica S.A. ESP	172,956	558,236
Isagen S.A. ESP	594,993	699,930
		1,258,166
		8,494,889
Czech Republic 0.2%
Banks 0.1%
Komercni Banka A/S	6,699	1,436,332
Utilities 0.1%
CEZ A/S	79,779	1,984,354
		3,420,686
Egypt 0.3%
Banks 0.2%
Commercial International Bank Egypt SAE GDR - Reg'd	467,978	3,200,970
Telecommunication Services 0.1%
Global Telecom Holding SAE GDR *	446,772	835,464
Orascom Telecom Media & Technology Holding SAE GDR (b)(d)	176,826	118,190
		953,654
		4,154,624
Hungary 0.3%
Banks 0.1%
OTP Bank plc	97,440	1,967,754
Energy 0.1%
MOL Hungarian Oil & Gas plc	26,319	1,372,108
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt	66,990	1,091,759
		4,431,621
India 11.5%
Automobiles & Components 0.8%
Bajaj Auto Ltd.	45,066	1,634,312
Bharat Forge Ltd.	22,822	440,083
Bosch Ltd.	2,037	754,913
Hero MotoCorp Ltd.	38,977	1,645,863
Mahindra & Mahindra Ltd.	135,198	2,663,263
Maruti Suzuki India Ltd.	36,540	2,165,924
Tata Motors Ltd.	452,382	3,411,658
		12,716,016
Banks 2.6%
Axis Bank Ltd.	466,599	4,276,861
Bank of Baroda	225,670	574,544
HDFC Bank Ltd.	380,746	6,262,975
Housing Development Finance Corp., Ltd.	681,042	13,180,701
Security	Number of Shares	Value ($)
ICICI Bank Ltd.	1,242,360	6,171,314
IndusInd Bank Ltd.	123,129	1,684,905
Kotak Mahindra Bank Ltd.	153,468	3,362,461
LIC Housing Finance Ltd.	110,317	723,744
Oriental Bank of Commerce	55,791	187,248
State Bank of India	700,350	3,050,161
Yes Bank Ltd.	87,696	1,211,503
		40,686,417
Capital Goods 0.6%
ABB India Ltd.	21,924	458,656
Adani Enterprises Ltd.	132,762	1,468,222
Bharat Electronics Ltd.	5,267	295,182
Bharat Heavy Electricals Ltd.	341,040	1,343,788
Cummins India Ltd.	45,735	657,636
Eicher Motors Ltd.	3,654	1,081,129
Larsen & Toubro Ltd.	111,133	2,878,891
Siemens Ltd.	37,149	796,072
		8,979,576
Consumer Durables & Apparel 0.1%
Titan Co., Ltd.	126,919	751,781
Diversified Financials 0.3%
Bajaj Holdings & Investment Ltd.	33,773	704,135
IDFC Ltd.	422,675	1,022,832
Mahindra & Mahindra Financial Services Ltd.	128,499	543,844
Power Finance Corp., Ltd.	171,738	733,028
Rural Electrification Corp., Ltd.	167,475	776,850
Shriram Transport Finance Co., Ltd.	57,246	738,227
		4,518,916
Energy 1.4%
Bharat Petroleum Corp., Ltd.	108,459	1,443,742
Cairn India Ltd.	202,797	611,570
Coal India Ltd.	469,310	2,873,563
Hindustan Petroleum Corp., Ltd.	30,684	324,226
Indian Oil Corp., Ltd.	168,084	937,452
Oil & Natural Gas Corp., Ltd.	909,237	4,695,936
Reliance Industries Ltd.	705,616	9,689,394
The Great Eastern Shipping Co., Ltd.	90,368	481,793
		21,057,676
Food, Beverage & Tobacco 0.5%
ITC Ltd.	843,722	4,321,241
Nestle India Ltd.	15,834	1,673,874
United Spirits Ltd. *	30,068	1,712,098
		7,707,213
Household & Personal Products 0.4%
Colgate-Palmolive (India) Ltd.	23,468	736,307
Dabur India Ltd.	230,498	973,909
Godrej Consumer Products Ltd.	37,149	610,781
Hindustan Unilever Ltd.	337,386	4,540,742
		6,861,739
Materials 0.7%
Ambuja Cements Ltd.	283,912	1,056,231
Asian Paints Ltd.	129,877	1,600,527
Hindalco Industries Ltd.	537,218	1,087,201
Jindal Steel & Power Ltd.	208,887	391,339
JSW Steel Ltd.	72,801	1,044,488
NMDC Ltd.	327,642	662,043
Pidilite Industries Ltd.	28,852	249,392
    5

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Tata Steel Ltd.	119,364	613,956
Ultratech Cement Ltd.	42,630	1,985,979
Vedanta Ltd.	601,692	1,850,780
		10,541,936
Media 0.1%
Zee Entertainment Enterprises Ltd.	266,892	1,352,926
Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Aurobindo Pharma Ltd.	47,079	1,012,991
Cipla Ltd.	236,292	2,406,531
Dr. Reddy's Laboratories Ltd.	43,390	2,401,808
Glenmark Pharmaceuticals Ltd.	46,284	634,332
Lupin Ltd.	91,754	2,633,755
Piramal Enterprises Ltd.	39,585	579,182
Sun Pharmaceutical Industries Ltd.	468,468	7,086,481
Wockhardt Ltd.	12,933	292,817
		17,047,897
Real Estate 0.0%
DLF Ltd.	241,773	445,756
Software & Services 1.9%
HCL Technologies Ltd.	235,760	3,731,148
Infosys Ltd.	417,180	13,215,395
Oracle Financial Services Software Ltd.	8,526	484,730
Tata Consultancy Services Ltd.	190,008	7,765,884
Tech Mahindra Ltd.	224,520	1,948,977
Wipro Ltd. ADR	174,939	2,111,514
		29,257,648
Telecommunication Services 0.5%
Bharti Airtel Ltd.	593,050	3,952,042
Bharti Infratel Ltd.	171,943	1,289,177
Idea Cellular Ltd.	585,858	1,588,798
Reliance Communications Ltd. *	275,877	293,949
		7,123,966
Transportation 0.1%
Adani Ports & Special Economic Zone Ltd.	248,472	1,259,940
Utilities 0.4%
GAIL India Ltd.	202,188	1,231,022
NTPC Ltd.	930,552	1,989,578
Power Grid Corp. of India Ltd.	585,249	1,316,819
Reliance Infrastructure Ltd.	70,644	452,792
Tata Power Co., Ltd.	694,260	810,398
		5,800,609
		176,110,012
Indonesia 2.5%
Automobiles & Components 0.3%
PT Astra International Tbk	8,493,769	4,688,787
Banks 1.0%
PT Bank Central Asia Tbk	5,126,049	5,475,306
PT Bank Danamon Indonesia Tbk	1,137,836	380,311
PT Bank Mandiri (Persero) Tbk	3,958,959	3,225,785
PT Bank Negara Indonesia (Persero) Tbk	3,654,743	1,900,057
PT Bank Rakyat Indonesia (Persero) Tbk	4,604,420	4,099,898
		15,081,357
Security	Number of Shares	Value ($)
Capital Goods 0.1%
PT United Tractors Tbk	551,962	847,310
Energy 0.1%
PT Adaro Energy Tbk	8,142,490	529,533
PT Tambang Batubara Bukit Asam (Persero) Tbk	504,556	374,868
		904,401
Food, Beverage & Tobacco 0.2%
PT Astra Agro Lestari Tbk	189,170	354,765
PT Charoen Pokphand Indonesia Tbk	3,742,715	888,697
PT Gudang Garam Tbk	206,026	733,804
PT Indofood Sukses Makmur Tbk	2,160,996	1,192,927
		3,170,193
Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	609,000	1,994,079
Materials 0.2%
PT Indocement Tunggal Prakarsa Tbk	609,000	1,031,579
PT Semen Indonesia (Persero) Tbk	1,320,636	1,343,206
PT Vale Indonesia Tbk	1,198,736	282,823
		2,657,608
Media 0.0%
PT Media Nusantara Citra Tbk	2,761,518	430,182
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	12,606,300	1,754,053
Telecommunication Services 0.3%
PT Telekomunikasi Indonesia (Persero) Tbk	23,751,897	5,109,963
Transportation 0.0%
PT Jasa Marga Persero Tbk	1,223,016	598,838
Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	4,872,000	1,582,368
		38,819,139
Malaysia 4.2%
Automobiles & Components 0.1%
UMW Holdings Berhad	426,300	1,246,573
Banks 1.2%
Alliance Financial Group Berhad	704,380	866,545
AMMB Holdings Berhad	752,072	1,292,431
CIMB Group Holdings Berhad	2,268,424	3,508,446
Hong Leong Bank Berhad	224,944	838,171
Malayan Banking Berhad	2,131,500	5,250,258
Public Bank Berhad	1,257,654	6,346,590
RHB Capital Berhad	310,144	651,421
		18,753,862
Capital Goods 0.4%
Gamuda Berhad	1,342,016	1,826,694
IJM Corp. Berhad	617,568	1,184,261
Sime Darby Berhad	1,400,700	3,178,894
		6,189,849
6

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Services 0.3%
Berjaya Sports Toto Berhad	371,100	334,051
Genting Berhad	1,096,200	2,547,633
Genting Malaysia Berhad	1,415,720	1,641,247
		4,522,931
Energy 0.1%
Bumi Armada Berhad *	1,035,300	358,656
Petronas Dagangan Berhad	121,800	661,162
SapuraKencana Petroleum Berhad	1,313,380	942,223
		1,962,041
Food, Beverage & Tobacco 0.4%
British American Tobacco Malaysia Berhad	60,900	1,029,951
Felda Global Ventures Holdings Berhad	548,100	294,533
IOI Corp. Berhad	2,094,192	2,279,276
Kuala Lumpur Kepong Berhad	249,448	1,408,503
PPB Group Berhad	249,448	1,038,346
		6,050,609
Health Care Equipment & Services 0.1%
IHH Healthcare Berhad	1,218,000	1,936,972
Materials 0.2%
Lafarge Malaysia Berhad	182,700	473,445
Petronas Chemicals Group Berhad	1,278,900	2,183,828
		2,657,273
Media 0.0%
Astro Malaysia Holdings Berhad	304,500	259,149
Real Estate 0.1%
IOI Properties Group Berhad	852,600	455,836
KLCCP Stapled Group	188,244	362,008
SP Setia Berhad Group	988,716	903,491
		1,721,335
Telecommunication Services 0.6%
Axiata Group Berhad	1,723,952	3,094,273
DiGi.com Berhad	1,948,800	2,982,206
Maxis Berhad	1,038,524	1,951,836
Telekom Malaysia Berhad	304,500	604,681
		8,632,996
Transportation 0.2%
Malaysia Airports Holdings Berhad	304,500	527,435
MISC Berhad	730,800	1,654,566
		2,182,001
Utilities 0.5%
Petronas Gas Berhad	345,436	2,063,570
Tenaga Nasional Berhad	1,200,174	4,373,793
YTL Corp. Berhad	2,323,312	1,007,656
YTL Power International Berhad	1,592,701	686,434
		8,131,453
		64,247,044
Mexico 5.1%
Banks 0.6%
Grupo Elektra S.A.B. de C.V.	18,270	462,245
Grupo Financiero Banorte S.A.B. de C.V., O Shares	1,049,094	5,913,004
Security	Number of Shares	Value ($)
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	929,075	2,118,592
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	420,430	789,980
		9,283,821
Capital Goods 0.2%
Alfa S.A.B. de C.V., A Shares	1,096,200	2,150,715
Grupo Carso S.A.B. de C.V., Series A1	187,716	792,330
Promotora y Operadora de Infraestructura S.A.B. de C.V. *	71,032	772,575
		3,715,620
Consumer Services 0.0%
Alsea S.A.B. de C.V.	110,317	331,239
Diversified Financials 0.1%
Gentera S.A.B. de C.V.	487,200	835,204
Food & Staples Retailing 0.5%
Controladora Comercial Mexicana S.A.B. de C.V.	243,600	789,401
Organizacion Soriana S.A.B. de C.V., B Shares	70,732	165,098
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,513,519	6,196,100
		7,150,599
Food, Beverage & Tobacco 0.9%
Arca Continental S.A.B. de C.V.	149,215	903,422
Coca-Cola Femsa S.A.B. de C.V., Series L	198,075	1,688,291
Fomento Economico Mexicano S.A.B. de C.V.	944,350	8,390,208
Gruma S.A.B. de C.V., B Shares	60,900	802,905
Grupo Bimbo S.A.B. de C.V., Series A *	852,600	2,304,078
Grupo Lala S.A.B. de C.V.	257,821	535,092
		14,623,996
Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	365,400	823,990
Materials 0.9%
Alpek S.A.B. de C.V.	292,760	409,626
Cemex S.A.B. de C.V., Series CPO *	5,463,707	5,108,304
Grupo Mexico S.A.B. de C.V., Series B	1,766,100	5,460,931
Industrias CH S.A.B. de C.V., Series B *	60,900	252,986
Industrias Penoles S.A.B. de C.V.	60,900	1,071,804
Mexichem S.A.B. de C.V.	548,100	1,658,169
Minera Frisco S.A.B. de C.V., Series A1 *	276,231	218,323
		14,180,143
Media 0.6%
Grupo Televisa S.A.B., Series CPO	1,188,177	8,970,310
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Genomma Lab Internacional S.A.B. de C.V., B Shares *	348,644	375,471
    7

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 0.2%
Concentradora Fibra Danhos S.A. de C.V.	141,664	347,288
Fibra Uno Administracion S.A. de C.V.	860,951	2,192,674
		2,539,962
Telecommunication Services 0.9%
America Movil S.A.B. de C.V., Series L	12,900,451	13,550,147
Transportation 0.1%
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	121,800	1,754,514
OHL Mexico S.A.B. de C.V. *	365,400	491,599
		2,246,113
Utilities 0.0%
Infraestructura Energetica Nova S.A.B. de C.V.	103,690	554,443
		79,181,058
Pakistan 0.0%
Energy 0.0%
Oil & Gas Development Co., Ltd. GDR - Reg'd (d)	9,984	169,728
Peru 0.3%
Banks 0.2%
Credicorp Ltd.	23,142	3,266,262
Materials 0.1%
Companhia de Minas Buenaventura S.A. ADR	106,850	1,196,720
		4,462,982
Philippines 1.8%
Banks 0.3%
Bank of the Philippine Islands	880,121	1,934,549
BDO Unibank, Inc.	767,400	1,858,903
Metropolitan Bank & Trust Co.	392,634	788,174
		4,581,626
Capital Goods 0.4%
Aboitiz Equity Ventures, Inc.	852,600	1,070,889
Alliance Global Group, Inc.	1,887,900	971,791
DMCI Holdings, Inc.	2,131,500	635,841
JG Summit Holdings, Inc.	893,569	1,372,872
SM Investments Corp.	127,081	2,508,271
		6,559,664
Consumer Services 0.1%
Jollibee Foods Corp.	194,880	878,566
Diversified Financials 0.2%
Ayala Corp.	97,440	1,726,536
GT Capital Holdings, Inc.	24,360	762,735
		2,489,271
Food, Beverage & Tobacco 0.1%
LT Group, Inc.	1,339,800	419,505
Universal Robina Corp.	377,580	1,615,841
		2,035,346
Security	Number of Shares	Value ($)
Real Estate 0.3%
Ayala Land, Inc.	2,436,000	2,188,220
Megaworld Corp.	4,644,622	494,829
SM Prime Holdings, Inc.	4,713,660	2,034,111
		4,717,160
Telecommunication Services 0.1%
Philippine Long Distance Telephone Co.	39,058	2,435,376
Transportation 0.1%
International Container Terminal Services, Inc.	566,370	1,359,237
Utilities 0.2%
Aboitiz Power Corp.	1,218,000	1,174,700
Energy Development Corp.	5,239,908	929,633
Manila Electric Co.	73,080	460,919
		2,565,252
		27,621,498
Poland 1.7%
Banks 0.6%
Bank Handlowy w Warszawie S.A.	26,187	759,377
Bank Millennium S.A. *	255,780	486,305
Bank Pekao S.A.	54,810	2,735,100
Bank Zachodni WBK S.A. *	11,571	1,047,595
Getin Noble Bank S.A. *	877,009	368,982
mBank *	5,481	664,072
Powszechna Kasa Oszczednosci Bank Polski S.A.	372,708	3,243,355
		9,304,786
Consumer Durables & Apparel 0.1%
LPP S.A.	609	1,254,033
Energy 0.3%
Polski Koncern Naftowy Orlen S.A.	167,475	3,150,692
Polskie Gornictwo Naftowe i Gazownictwo S.A.	987,408	1,669,607
		4,820,299
Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	25,578	3,051,325
Materials 0.1%
KGHM Polska Miedz S.A.	72,615	2,227,525
Media 0.0%
Cyfrowy Polsat S.A. *	107,328	715,349
Software & Services 0.0%
Asseco Poland S.A.	27,268	435,661
Telecommunication Services 0.1%
Orange Polska S.A.	294,147	813,028
Utilities 0.3%
Enea S.A.	107,184	477,781
Energa S.A.	109,620	669,034
PGE S.A.	410,466	2,246,119
Tauron Polska Energia S.A.	352,153	446,357
		3,839,291
		26,461,297
8

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Russia 3.8%
Banks 0.5%
Sberbank of Russia *(f)	1	1
Sberbank of Russia ADR (f)	1,002,704	5,665,278
VTB Bank OJSC GDR - Reg'd	492,980	1,466,616
		7,131,895
Diversified Financials 0.1%
Moscow Exchange MICEX-RTS PJSC	811,454	1,110,790
Energy 2.1%
Gazprom OAO (f)	1	2
Gazprom OAO ADR (f)	2,474,062	13,278,291
LUKOIL OAO *(f)	1	47
Lukoil OAO ADR (f)	216,333	10,375,331
NovaTek OAO *	351,860	3,495,360
Rosneft OJSC GDR - Reg'd	385,518	1,765,287
Surgutneftegas OAO *(f)	1	1
Surgutneftegas OAO ADR (f)	167,844	1,022,170
Tatneft OAO *(f)	1	5
Tatneft OAO ADR (f)	84,105	2,819,199
		32,755,693
Food & Staples Retailing 0.4%
Magnit PJSC GDR - Reg'd	124,565	6,496,065
Materials 0.5%
Magnitogorsk Iron & Steel Works OJSC *	1,946,065	544,075
MMC Norilsk Nickel OJSC *(f)	1	171
MMC Norilsk Nickel OJSC ADR (f)	221,467	3,901,141
Novolipetsk Steel OJSC GDR - Reg'd	34,891	491,963
PhosAgro OAO GDR - Reg'd	33,076	438,257
Severstal PAO GDR - Reg'd	105,429	1,273,583
Uralkali PJSC GDR - Reg'd	73,492	1,001,696
		7,650,886
Telecommunication Services 0.1%
MegaFon PJSC GDR - Reg'd	25,991	398,962
Mobile TeleSystems OJSC ADR	159,037	1,663,527
Rostelecom OJSC *	123,254	189,694
		2,252,183
Transportation 0.0%
Aeroflot-Russian Airlines OJSC *	487,200	380,701
Utilities 0.1%
E.ON Russia JSC *	4,663,439	266,874
Federal Grid Co. Unified Energy System JSC *	247,415,655	306,053
Inter RAO JSC *	12,458,000	295,828
Rosseti JSC *	36,220,326	363,942
RusHydro JSC *	22,971,313	256,498
		1,489,195
		59,267,408
South Africa 9.0%
Banks 0.8%
Barclays Africa Group Ltd.	141,897	2,049,315
Capitec Bank Holdings Ltd.	18,556	772,664
Security	Number of Shares	Value ($)
Nedbank Group Ltd.	77,343	1,531,891
Standard Bank Group Ltd.	546,882	7,105,837
		11,459,707
Capital Goods 0.3%
Barloworld Ltd.	107,793	870,654
Reunert Ltd.	104,748	580,654
The Bidvest Group Ltd.	137,634	3,404,498
		4,855,806
Consumer Durables & Apparel 0.4%
Steinhoff International Holdings Ltd.	967,790	5,985,182
Consumer Services 0.0%
Sun International Ltd.	48,720	498,101
Diversified Financials 1.0%
Brait SE *	110,855	967,723
Coronation Fund Managers Ltd.	125,454	912,468
FirstRand Ltd.	1,311,267	5,603,820
Investec Ltd.	140,679	1,271,548
JSE Ltd.	81,035	882,426
Remgro Ltd.	208,278	4,253,628
RMB Holdings Ltd.	358,701	1,930,033
		15,821,646
Energy 0.6%
Exxaro Resources Ltd.	55,419	382,585
Sasol Ltd.	234,517	8,252,978
		8,635,563
Food & Staples Retailing 0.4%
Clicks Group Ltd.	114,564	811,229
Massmart Holdings Ltd.	48,171	596,805
Pick n Pay Stores Ltd.	129,108	605,339
Shoprite Holdings Ltd.	190,169	2,516,415
The SPAR Group Ltd.	77,343	1,183,561
		5,713,349
Food, Beverage & Tobacco 0.2%
AVI Ltd.	170,954	1,136,626
Pioneer Foods Ltd.	20,447	314,744
Tiger Brands Ltd.	68,674	1,585,946
		3,037,316
Health Care Equipment & Services 0.3%
Life Healthcare Group Holdings Ltd.	454,314	1,361,701
Mediclinic International Ltd.	154,196	1,354,058
Netcare Ltd.	676,599	2,163,627
		4,879,386
Insurance 0.5%
Discovery Ltd.	227,402	2,276,683
MMI Holdings Ltd.	624,225	1,570,855
Sanlam Ltd.	795,354	4,475,592
		8,323,130
Materials 0.7%
Aeci Ltd.	74,298	742,079
Anglo American Platinum Ltd. *	24,176	574,112
AngloGold Ashanti Ltd. *	169,911	1,642,870
Gold Fields Ltd.	352,002	1,222,833
Impala Platinum Holdings Ltd. *	238,119	1,199,622
Mondi Ltd.	72,515	1,641,335
Nampak Ltd.	317,927	934,622
Northam Platinum Ltd. *	105,418	418,891
    9

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sappi Ltd. *	257,607	1,021,092
Sibanye Gold Ltd.	343,612	601,220
		9,998,676
Media 1.5%
Naspers Ltd., N Shares	156,120	22,903,331
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Aspen Pharmacare Holdings Ltd. *	136,017	4,083,612
Real Estate 0.4%
Capital Property Fund *	763,906	872,659
Growthpoint Properties Ltd.	877,263	1,859,392
Hyprop Investments Ltd.	88,676	833,650
Redefine Properties Ltd.	1,438,098	1,264,625
Resilient Property Income Fund Ltd.	91,061	691,204
		5,521,530
Retailing 0.6%
Imperial Holdings Ltd.	85,869	1,285,097
Mr. Price Group Ltd.	93,977	1,865,367
The Foschini Group Ltd.	104,139	1,390,774
Truworths International Ltd.	202,797	1,445,842
Woolworths Holdings Ltd.	439,098	3,442,703
		9,429,783
Software & Services 0.0%
EOH Holdings Ltd.	23,273	302,815
Telecommunication Services 1.0%
MTN Group Ltd.	759,901	13,440,931
Telkom S.A. SOC Ltd. *	133,980	765,490
Vodacom Group Ltd.	160,167	1,758,872
		15,965,293
Transportation 0.0%
Grindrod Ltd.	182,091	237,944
		137,652,170
Taiwan 14.4%
Automobiles & Components 0.2%
Cheng Shin Rubber Industry Co., Ltd.	1,061,277	2,454,979
Yulon Motor Co., Ltd.	388,192	522,345
		2,977,324
Banks 1.4%
Chang Hwa Commercial Bank Ltd.	1,492,612	872,915
China Development Financial Holding Corp.	5,486,308	2,198,599
CTBC Financial Holding Co., Ltd.	6,265,147	4,756,066
E.Sun Financial Holding Co., Ltd.	2,547,151	1,734,449
Far Eastern International Bank	753,829	272,619
First Financial Holding Co., Ltd.	2,887,273	1,777,912
Hua Nan Financial Holdings Co., Ltd.	3,233,254	1,943,555
Mega Financial Holding Co., Ltd.	4,263,548	3,820,010
SinoPac Financial Holdings Co., Ltd.	2,863,128	1,319,951
Taishin Financial Holding Co., Ltd.	4,015,848	1,740,162
Taiwan Cooperative Financial Holding Co., Ltd.	2,849,394	1,517,857
		21,954,095
Security	Number of Shares	Value ($)
Capital Goods 0.2%
Far Eastern New Century Corp.	1,916,470	2,113,593
Taiwan Glass Industry Corp.	635,252	398,417
Teco Electric & Machinery Co., Ltd.	609,000	561,519
Walsin Lihwa Corp. *	2,436,000	630,171
		3,703,700
Consumer Durables & Apparel 0.2%
Formosa Taffeta Co., Ltd.	609,000	660,727
Giant Manufacturing Co., Ltd.	91,752	780,219
Pou Chen Corp.	1,077,792	1,545,071
		2,986,017
Diversified Financials 0.6%
Capital Securities Corp.	1,846,789	652,842
Fubon Financial Holding Co., Ltd.	3,171,114	6,529,645
Yuanta Financial Holding Co., Ltd.	4,118,672	2,415,407
		9,597,894
Energy 0.1%
Formosa Petrochemical Corp.	689,660	1,687,468
Food & Staples Retailing 0.1%
President Chain Store Corp.	210,400	1,521,806
Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	2,016,997	3,594,622
Insurance 0.5%
Cathay Financial Holding Co., Ltd.	3,158,189	5,648,994
Shin Kong Financial Holding Co., Ltd.	3,897,185	1,265,922
		6,914,916
Materials 1.6%
Asia Cement Corp.	983,286	1,246,207
China Steel Corp.	5,079,956	4,203,919
Formosa Chemicals & Fibre Corp.	1,889,008	4,622,047
Formosa Plastics Corp.	2,489,560	6,107,708
Nan Ya Plastics Corp.	2,649,816	6,267,769
Taiwan Cement Corp.	1,407,246	1,911,907
Taiwan Fertilizer Co., Ltd.	183,508	318,671
YFY, Inc.	1,218,000	474,216
		25,152,444
Real Estate 0.0%
Cathay Real Estate Development Co., Ltd.	764,276	469,377
Retailing 0.2%
Hotai Motor Co., Ltd.	141,160	2,274,252
Semiconductors & Semiconductor Equipment 4.7%
Advanced Semiconductor Engineering, Inc.	2,683,524	3,846,970
Epistar Corp.	343,828	554,507
Hermes Microvision, Inc.	26,000	2,054,214
Inotera Memories, Inc. *	1,218,000	1,436,536
MediaTek, Inc.	653,713	8,828,203
Novatek Microelectronics Corp.	301,608	1,645,956
Realtek Semiconductor Corp.	162,336	495,582
Siliconware Precision Industries Co., Ltd. ADR	288,309	2,355,485
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,988,146	48,272,185
United Microelectronics Corp. ADR	1,044,746	2,350,679
		71,840,317
10

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 3.6%
Acer, Inc. *	1,218,086	728,240
Advantech Co., Ltd.	142,516	1,149,210
Asustek Computer, Inc.	292,426	2,877,290
AU Optronics Corp. ADR	426,300	2,306,283
Catcher Technology Co., Ltd.	271,224	3,181,202
Chicony Electronics Co., Ltd.	230,799	645,182
Compal Electronics, Inc.	1,830,638	1,514,945
Delta Electronics, Inc.	815,700	4,664,104
Foxconn Technology Co., Ltd.	457,128	1,608,504
Hon Hai Precision Industry Co., Ltd.	5,341,304	17,245,731
HTC Corp. *	308,778	1,036,202
Innolux Corp.	4,142,029	2,564,055
Inventec Corp.	1,461,145	1,047,314
Largan Precision Co., Ltd.	38,256	4,262,715
Lite-On Technology Corp.	1,228,957	1,577,588
Pegatron Corp.	715,657	2,135,802
Quanta Computer, Inc.	1,218,000	3,091,330
Synnex Technology International Corp.	615,101	912,842
TPK Holding Co., Ltd.	92,756	616,500
Unimicron Technology Corp.	894,348	488,070
Wistron Corp.	1,318,139	1,082,237
		54,735,346
Telecommunication Services 0.6%
Chunghwa Telecom Co., Ltd. ADR (a)	169,924	5,381,493
Far EasTone Telecommunications Co., Ltd.	643,280	1,527,877
Taiwan Mobile Co., Ltd.	721,524	2,538,839
		9,448,209
Transportation 0.2%
China Airlines Ltd. *	1,445,872	706,613
Eva Airways Corp. *	1,359,675	1,007,806
Evergreen Marine Corp., Ltd. *	1,218,199	700,525
U-Ming Marine Transport Corp.	191,576	266,520
Wan Hai Lines Ltd.	216,000	206,197
		2,887,661
		221,745,448
Thailand 2.6%
Banks 0.6%
Bangkok Bank PCL NVDR	243,600	1,317,931
Kasikornbank PCL NVDR	500,100	2,898,915
Krung Thai Bank PCL NVDR	2,268,500	1,220,567
The Siam Commercial Bank PCL NVDR	669,900	3,156,336
TMB Bank PCL NVDR	6,394,500	482,819
		9,076,568
Capital Goods 0.0%
Berli Jucker PCL NVDR	182,700	192,802
Consumer Services 0.1%
Minor International PCL NVDR	935,580	848,252
Energy 0.4%
Banpu PCL NVDR	609,000	479,741
IRPC PCL NVDR	4,946,600	608,767
Security	Number of Shares	Value ($)
PTT Exploration & Production PCL NVDR	632,304	2,029,989
PTT PCL NVDR	380,100	3,920,770
		7,039,267
Food & Staples Retailing 0.2%
Big C Supercenter PCL NVDR	121,800	727,758
CP ALL PCL NVDR	2,046,100	2,782,672
		3,510,430
Food, Beverage & Tobacco 0.1%
Charoen Pokphand Foods PCL NVDR	1,554,800	1,132,360
Health Care Equipment & Services 0.1%
Bangkok Dusit Medical Services PCL NVDR	1,434,900	823,233
Materials 0.3%
Indorama Ventures PCL NVDR	401,300	304,196
PTT Global Chemical PCL NVDR	852,614	1,660,114
The Siam Cement PCL NVDR	140,200	2,200,523
		4,164,833
Media 0.0%
BEC World PCL NVDR	669,900	746,767
Real Estate 0.1%
Central Pattana PCL NVDR	732,000	941,112
Land & Houses PCL NVDR	1,218,000	338,534
		1,279,646
Retailing 0.0%
Home Product Center PCL NVDR	941,619	187,540
Telecommunication Services 0.5%
Advanced Info Service PCL NVDR	548,100	3,812,586
Intouch Holding PCL NVDR	669,900	1,543,319
Total Access Communication PCL NVDR	283,800	742,402
True Corp. PCL NVDR *	3,812,607	1,303,359
		7,401,666
Transportation 0.1%
Airports of Thailand PCL NVDR	207,700	1,839,911
Utilities 0.1%
Electricity Generating PCL NVDR	121,800	546,724
Glow Energy PCL NVDR	254,300	676,571
		1,223,295
		39,466,570
Turkey 1.7%
Banks 0.6%
Akbank T.A.S.	767,178	2,285,395
Turkiye Garanti Bankasi A/S	897,666	2,842,721
Turkiye Halk Bankasi A/S	238,173	1,194,444
Turkiye Is Bankasi, C Shares	647,640	1,377,026
Turkiye Vakiflar Bankasi T.A.O., Class D	520,809	899,970
Yapi ve Kredi Bankasi A/S	396,776	614,094
		9,213,650
Capital Goods 0.2%
Enka Insaat ve Sanayi A/S	271,994	529,275
KOC Holding A/S	403,158	1,802,246
		2,331,521
    11

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.0%
Arcelik A/S	90,741	492,565
Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	361,183	1,356,811
Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S *	59,702	1,493,671
Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	95,770	1,757,462
Food, Beverage & Tobacco 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	132,153	1,223,731
Coca-Cola Icecek A/S	26,806	454,151
		1,677,882
Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	621,898	999,896
Koza Altin Isletmeleri A/S	31,283	314,945
Petkim Petrokimya Holding A/S	403,790	562,758
		1,877,599
Real Estate 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,037,736	1,165,601
Telecommunication Services 0.2%
Turk Telekomunikasyon A/S	242,991	634,406
Turkcell Iletisim Hizmetleri A/S	357,483	1,557,777
		2,192,183
Transportation 0.1%
TAV Havalimanlari Holding A/S	47,628	395,409
Turk Hava Yollari Anonim Ortakligi *	474,411	1,607,509
		2,002,918
		25,561,863
United Arab Emirates 0.9%
Banks 0.3%
Abu Dhabi Commercial Bank PJSC	454,314	942,506
Dubai Islamic Bank PJSC	321,552	594,421
First Gulf Bank PJSC	533,755	2,128,888
Union National Bank PJSC	413,654	743,283
		4,409,098
Capital Goods 0.0%
Arabtec Holding PJSC *	1,027,674	643,512
Diversified Financials 0.0%
Dubai Financial Market	1,262,104	635,682
Energy 0.0%
Dana Gas PJSC *	6,047,374	707,960
Real Estate 0.4%
Aldar Properties PJSC	1,531,026	1,087,918
Deyaar Development PJSC *	909,237	197,292
Emaar Malls Group PJSC *	894,012	851,892
Emaar Properties PJSC	1,637,154	3,476,620
		5,613,722
Security	Number of Shares	Value ($)
Transportation 0.2%
DP World Ltd.	113,508	2,275,835
		14,285,809
Total Common Stock
(Cost $1,409,425,501)		1,496,458,582

Preferred Stock 2.3% of net assets
Brazil 2.0%
Banks 0.9%
Banco Bradesco S.A.	1,066,020	9,419,415
Itausa - Investimentos Itau S.A.	1,521,815	4,204,225
		13,623,640
Energy 0.4%
Petroleo Brasileiro S.A. *	1,890,590	7,301,564
Food & Staples Retailing 0.1%
Cia Brasileira de Distribuicao	60,900	1,633,805
Materials 0.2%
Bradespar S.A.	121,800	424,999
Braskem S.A., A Shares	91,669	372,407
Gerdau S.A.	388,542	1,055,146
Metalurgica Gerdau S.A.	121,800	297,576
Suzano Papel e Celulose S.A., A Shares	121,800	636,354
		2,786,482
Retailing 0.1%
Lojas Americanas S.A.	228,375	1,157,398
Telecommunication Services 0.1%
Oi S.A. *	172,047	380,996
Telefonica Brasil S.A.	121,800	1,711,060
		2,092,056
Utilities 0.2%
Companhia Energetica de Minas Gerais	370,483	1,645,508
Companhia Energetica de Sao Paulo, B Shares	80,069	496,324
Companhia Paranaense de Energia - Copel, B Shares	60,900	625,100
		2,766,932
		31,361,877
Colombia 0.1%
Banks 0.1%
Grupo Aval Acciones y Valores	1,192,422	601,504
Diversified Financials 0.0%
Grupo de Inversiones Suramericana S.A.	34,104	445,675
		1,047,179
12

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Russia 0.2%
Energy 0.2%
AK Transneft OAO *	250	586,769
Surgutneftegas OAO *	3,725,749	2,635,069
		3,221,838
Total Preferred Stock
(Cost $52,093,458)		35,630,894

Other Investment Companies 1.7% of net assets
United States 1.7%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	3,067,635	3,067,635
Securities Lending Collateral 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	23,045,147	23,045,147
Total Other Investment Companies
(Cost $26,112,782)		26,112,782

End of Investments

At 05/31/15, the tax basis cost of the fund's investments was $1,496,436,306 and the unrealized appreciation and depreciation were $213,222,557 and ($151,456,605), respectively, with a net unrealized appreciation of $61,765,952.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $26,805,744. Non-cash collateral pledged to the fund for securities on loan amounted to $6,047,579.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,117,617 or 0.1% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $1,875,319 or 0.1% of net assets.
(e)	The rate shown is the 7-day yield.
(f)	Securities are traded on separate exchanges for the same entity.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt
Reg'd –	Registered
In addition to the above, the fund held the following at 5/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 06/19/15	40	1,993,800	(52,986)

Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
    13

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or
14

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,055,575,961	$—	$—	$1,055,575,961
China [1]	363,297,334	—	—	363,297,334
Automobiles & Components	10,399,533	—	2,103,884	12,503,417
Capital Goods	26,066,861	—	3,733,373	29,800,234
Pharmaceuticals, Biotechnology & Life Sciences	4,164,983	—	1,104,432	5,269,415
Real Estate	25,690,365	—	482,969	26,173,334
Semiconductors & Semiconductor Equipment	1,466,678	—	2,372,209	3,838,887
Preferred Stock[1]	35,630,894	—	—	35,630,894
Other Investment Companies[1]	26,112,782	—	—	26,112,782
Total	$1,548,405,391	$—	$9,796,867	$1,558,202,258
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($52,986)	$—	$—	($52,986)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of May 31, 2015
Common Stock
China	$—	$17,577	$1,709,211	$4,782,774	($53,016)	$3,340,321	$—	$9,796,867
Pakistan	239,616	—	—	—	—	—	(239,616)	—
Total	$239,616	$17,577	$1,709,211	$4,782,774	($53,016)	$3,340,321	($239,616)	$9,796,867
    15

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers between Level 1 and Level 3 for the period ended May 31, 2015. Transfers from Level 1 to Level 3 were the result of fair valued securities for which no quoted value was available. Transfers from Level 3 to Level 1 were the result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. There were no transfers between Level 1 and Level 2 for the period ended May 31, 2015.
REG56692MAY15
16

Schwab Strategic Trust
Schwab U.S. Broad Market ETF™
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	3,981,113,051	5,026,519,675
0.0%	Rights	21,491	21,491
0.5%	Other Investment Companies	26,538,056	26,538,056
100.2%	Total Investments	4,007,672,598	5,053,079,222
(0.2%)	Other Assets and Liabilities, Net		(10,550,296)
100.0%	Net Assets		5,042,528,926

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets
Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	14,040	352,544
Autoliv, Inc.	20,060	2,530,569
BorgWarner, Inc.	51,012	3,068,372
Cooper Tire & Rubber Co.	12,360	453,736
Cooper-Standard Holding, Inc. *	5,974	373,793
Dana Holding Corp.	33,354	726,116
Delphi Automotive plc	65,158	5,667,443
Dorman Products, Inc. *(a)	7,848	366,188
Drew Industries, Inc.	4,096	251,494
Federal-Mogul Holdings Corp. *	18,028	224,088
Ford Motor Co.	843,149	12,790,570
General Motors Co.	289,375	10,408,819
Gentex Corp.	60,060	1,031,831
Gentherm, Inc. *	7,138	365,894
Harley-Davidson, Inc.	47,282	2,529,114
Johnson Controls, Inc.	147,303	7,662,702
Lear Corp.	16,864	1,956,561
Remy International, Inc.	3,389	74,897
Standard Motor Products, Inc.	4,892	172,052
Tenneco, Inc. *	12,272	720,612
Tesla Motors, Inc. *	21,157	5,306,176
The Goodyear Tire & Rubber Co.	59,306	1,888,599
Thor Industries, Inc.	9,810	599,293
Visteon Corp. *	10,304	1,128,494
		60,649,957
Banks 5.9%
Associated Banc-Corp.	41,522	787,672
Astoria Financial Corp.	17,687	231,877
BancFirst Corp.	3,939	229,604
BancorpSouth, Inc.	19,890	481,139
Bank of America Corp.	2,279,962	37,619,373
Bank of Hawaii Corp.	9,810	615,774
Security	Number of Shares	Value ($)
Bank of the Ozarks, Inc.	15,696	690,153
BankUnited, Inc.	22,107	742,574
Banner Corp.	8,704	391,854
BB&T Corp.	157,638	6,221,972
BBCN Bancorp, Inc.	14,046	202,262
Beneficial Bancorp, Inc. *	19,556	239,561
BofI Holding, Inc. *	2,848	268,168
BOK Financial Corp.	4,518	292,224
Boston Private Financial Holdings, Inc.	16,225	203,461
Brookline Bancorp, Inc.	17,688	193,507
Capital Bank Financial Corp., Class A *	12,088	344,750
Capitol Federal Financial, Inc.	33,966	410,989
Cathay General Bancorp	15,784	476,992
Central Pacific Financial Corp.	8,392	196,541
Chemical Financial Corp.	6,044	183,073
CIT Group, Inc.	45,126	2,087,529
Citigroup, Inc.	661,069	35,750,611
City Holding Co.	3,924	177,208
City National Corp.	9,810	904,286
Columbia Banking System, Inc.	13,734	414,904
Comerica, Inc.	41,396	2,026,334
Commerce Bancshares, Inc.	19,890	887,293
Community Bank System, Inc.	7,848	277,113
Cullen/Frost Bankers, Inc.	12,272	900,888
CVB Financial Corp.	19,834	325,278
Eagle Bancorp, Inc. *	6,401	254,696
East West Bancorp, Inc.	33,354	1,430,887
Essent Group Ltd. *	9,244	235,814
EverBank Financial Corp.	21,970	405,127
F.N.B. Corp.	42,430	572,381
Fifth Third Bancorp	189,296	3,831,351
First BanCorp (Puerto Rico) *	31,624	193,539
First Citizens BancShares, Inc., Class A	1,547	372,982
First Commonwealth Financial Corp.	25,681	233,697
First Financial Bancorp	11,828	205,452
First Financial Bankshares, Inc. (a)	12,160	366,381
First Horizon National Corp.	53,250	785,970
First Interstate BancSystem, Inc., Class A	8,192	223,150
First Merchants Corp.	10,335	240,702
First Midwest Bancorp, Inc.	19,620	348,451
First Niagara Financial Group, Inc.	75,000	668,250
First Republic Bank	26,136	1,582,535
FirstMerit Corp.	34,133	670,372
Flagstar Bancorp, Inc. *	18,080	338,819
Fulton Financial Corp.	47,408	600,185
German American Bancorp, Inc.	7,948	230,651
Glacier Bancorp, Inc.	14,369	404,344
Hancock Holding Co.	17,658	514,378
Hanmi Financial Corp.	8,704	192,576
Hilltop Holdings, Inc. *	14,594	318,587
Home BancShares, Inc.	15,696	535,391
Hudson City Bancorp, Inc.	103,986	989,427
    1

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Huntington Bancshares, Inc.	184,428	2,052,684
IBERIABANK Corp.	8,353	536,847
Independent Bank Corp.	4,196	189,282
International Bancshares Corp.	11,928	311,321
Investors Bancorp, Inc.	73,733	885,533
JPMorgan Chase & Co.	811,434	53,376,128
KeyCorp	189,432	2,761,919
Lakeland Bancorp, Inc.	22,482	256,969
Lakeland Financial Corp.	4,688	185,598
LegacyTexas Financial Group, Inc.	7,992	207,312
M&T Bank Corp.	28,001	3,384,761
MB Financial, Inc.	11,813	380,615
MGIC Investment Corp. *	73,765	800,350
National Bank Holdings Corp., Class A	14,587	278,903
National Penn Bancshares, Inc.	26,084	279,099
Nationstar Mortgage Holdings, Inc. *	6,044	119,188
NBT Bancorp, Inc.	14,006	344,828
New York Community Bancorp, Inc.	94,482	1,676,111
Northfield Bancorp, Inc.	12,063	176,602
Northwest Bancshares, Inc.	29,430	356,103
Ocwen Financial Corp. *(a)	24,500	248,920
OFG Bancorp	20,500	269,370
Old National Bancorp	21,670	294,929
Oritani Financial Corp.	13,734	202,164
PacWest Bancorp	26,232	1,177,554
Park National Corp.	5,494	454,189
People's United Financial, Inc.	74,556	1,160,091
Pinnacle Financial Partners, Inc.	6,344	314,091
Popular, Inc. *	21,592	701,524
PrivateBancorp, Inc.	17,658	673,300
Prosperity Bancshares, Inc.	12,093	647,822
Provident Financial Services, Inc.	15,696	285,353
Radian Group, Inc.	47,098	843,996
Regions Financial Corp.	298,954	3,016,446
Renasant Corp.	4,430	130,419
S&T Bancorp, Inc.	5,945	161,050
Sandy Spring Bancorp, Inc.	4,330	113,186
Signature Bank *	10,710	1,495,651
Simmons First National Corp., Class A	4,688	201,772
South State Corp.	5,020	360,587
State Bank Financial Corp.	6,145	125,850
Sterling Bancorp	16,820	227,238
Stock Yards Bancorp, Inc.	17,296	603,976
SunTrust Banks, Inc.	114,352	4,880,543
Susquehanna Bancshares, Inc.	39,390	547,127
SVB Financial Group *	10,710	1,444,886
Synovus Financial Corp.	29,931	868,598
TCF Financial Corp.	39,488	621,541
Texas Capital Bancshares, Inc. *	8,096	440,422
TFS Financial Corp.	27,468	407,900
The PNC Financial Services Group, Inc.	116,412	11,139,464
TrustCo Bank Corp.	19,750	133,510
Trustmark Corp.	15,696	374,350
U.S. Bancorp	388,560	16,750,822
UMB Financial Corp.	7,848	406,448
Umpqua Holdings Corp.	44,207	777,601
Union Bankshares Corp.	10,065	217,505
United Bankshares, Inc.	14,117	534,470
United Community Banks, Inc.	10,130	193,989
Security	Number of Shares	Value ($)
United Financial Bancorp, Inc.	12,064	152,006
Valley National Bancorp	51,169	500,433
Washington Federal, Inc.	23,544	520,322
Webster Financial Corp.	19,959	756,246
Wells Fargo & Co.	1,020,606	57,113,112
WesBanco, Inc.	12,662	400,626
Westamerica Bancorp	5,886	269,343
Western Alliance Bancorp *	19,734	618,661
Wintrust Financial Corp.	9,810	491,481
WSFS Financial Corp.	7,032	173,479
Zions Bancorp	45,794	1,322,531
		295,848,106
Capital Goods 7.7%
3M Co.	139,618	22,210,431
A.O. Smith Corp.	15,696	1,120,380
AAON, Inc.	9,269	219,397
AAR Corp.	7,848	231,830
Actuant Corp., Class A	17,658	414,963
Acuity Brands, Inc.	9,810	1,731,367
AECOM *	30,498	1,007,349
Aegion Corp. *	8,068	143,772
Aerojet Rocketdyne Holdings, Inc. *	12,090	250,867
AGCO Corp.	20,020	1,016,616
Air Lease Corp.	18,767	706,202
Aircastle Ltd.	17,658	428,383
Albany International Corp., Class A	6,184	244,763
Allegion plc	20,152	1,258,291
Allison Transmission Holdings, Inc.	35,992	1,101,355
Altra Industrial Motion Corp.	4,530	124,575
Ameresco, Inc., Class A *	57,380	416,579
American Railcar Industries, Inc.	2,315	124,478
AMETEK, Inc.	52,974	2,847,882
Apogee Enterprises, Inc.	5,945	319,425
Applied Industrial Technologies, Inc.	9,810	415,650
Armstrong World Industries, Inc. *	9,977	547,937
Astec Industries, Inc.	4,060	167,881
Astronics Corp. *	3,315	231,685
AZZ, Inc.	4,296	205,907
B/E Aerospace, Inc.	20,654	1,184,300
Barnes Group, Inc.	9,994	402,358
Beacon Roofing Supply, Inc. *	9,810	307,642
Blount International, Inc. *	9,810	113,502
Briggs & Stratton Corp.	10,051	191,874
Builders FirstSource, Inc. *	19,850	243,758
Carlisle Cos., Inc.	13,734	1,361,726
Caterpillar, Inc.	134,627	11,486,376
Chart Industries, Inc. *	11,390	369,719
Chicago Bridge & Iron Co. N.V. (a)	22,186	1,203,812
CIRCOR International, Inc.	3,924	209,228
CLARCOR, Inc.	11,772	725,273
Colfax Corp. *	20,487	1,032,340
Columbus McKinnon Corp.	14,734	336,083
Comfort Systems USA, Inc.	8,160	183,192
Continental Building Products, Inc. *	16,088	358,762
Crane Co.	11,772	712,559
Cubic Corp.	4,695	224,421
Cummins, Inc.	37,637	5,101,695
Curtiss-Wright Corp.	9,810	707,203
Danaher Corp.	129,912	11,214,004
Deere & Co.	77,010	7,214,297
2

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
DigitalGlobe, Inc. *	14,383	431,490
Donaldson Co., Inc.	31,392	1,119,439
Dover Corp.	36,044	2,717,718
DXP Enterprises, Inc. *	7,360	301,834
Dycom Industries, Inc. *	6,367	366,612
Eaton Corp. plc	102,061	7,306,547
EMCOR Group, Inc.	13,734	623,112
Emerson Electric Co.	152,049	9,170,075
Encore Wire Corp.	4,395	191,974
EnerSys	10,004	666,667
EnPro Industries, Inc.	4,076	246,516
ESCO Technologies, Inc.	7,848	292,730
Esterline Technologies Corp. *	7,848	848,918
Fastenal Co.	57,339	2,380,142
Federal Signal Corp.	13,780	205,046
Flowserve Corp.	31,475	1,731,125
Fluor Corp.	35,677	2,005,761
Fortune Brands Home & Security, Inc.	33,854	1,552,544
Franklin Electric Co., Inc.	7,942	279,479
GATX Corp.	11,772	655,818
Generac Holdings, Inc. *	14,028	586,090
General Cable Corp.	43,664	824,813
General Dynamics Corp.	67,991	9,529,619
General Electric Co.	2,189,867	59,717,673
Gibraltar Industries, Inc. *	18,658	334,351
Global Power Equipment Group, Inc.	16,088	120,338
Graco, Inc.	13,734	996,951
GrafTech International Ltd. *	68,900	349,323
Granite Construction, Inc.	6,527	233,993
Great Lakes Dredge & Dock Corp. *	12,190	67,776
Griffon Corp.	9,875	157,704
H&E Equipment Services, Inc.	7,946	173,461
Harsco Corp.	17,658	284,470
HD Supply Holdings, Inc. *	26,654	864,922
HEICO Corp.	12,614	722,782
Hexcel Corp.	20,076	988,542
Hillenbrand, Inc.	15,696	482,181
Honeywell International, Inc.	169,556	17,667,735
Hubbell, Inc., Class B	11,772	1,271,729
Huntington Ingalls Industries, Inc.	11,772	1,459,610
Hyster-Yale Materials Handling, Inc.	2,620	185,915
IDEX Corp.	17,658	1,364,257
Illinois Tool Works, Inc.	78,731	7,387,330
Ingersoll-Rand plc	55,613	3,825,062
Insteel Industries, Inc.	10,910	216,564
ITT Corp.	19,620	837,382
Jacobs Engineering Group, Inc. *	27,468	1,188,266
John Bean Technologies Corp.	5,945	223,354
Joy Global, Inc.	10,065	391,931
Kaman Corp.	5,886	249,331
Kennametal, Inc.	17,658	636,747
KLX, Inc. *	10,327	452,736
L-3 Communications Holdings, Inc.	18,686	2,201,398
Lennox International, Inc.	11,772	1,325,527
Lincoln Electric Holdings, Inc.	16,820	1,130,472
Lindsay Corp. (a)	2,183	175,819
Lockheed Martin Corp.	58,123	10,938,749
Masco Corp.	82,404	2,230,676
Masonite International Corp. *	3,040	207,389
MasTec, Inc. *	12,351	218,119
Meritor, Inc. *	22,106	316,337
Security	Number of Shares	Value ($)
Moog, Inc., Class A *	11,772	807,912
MSC Industrial Direct Co., Inc., Class A	9,810	680,520
Mueller Industries, Inc.	15,866	553,089
Mueller Water Products, Inc., Class A	33,355	307,533
Navistar International Corp. *	16,223	429,585
Nordson Corp.	11,772	952,473
Nortek, Inc. *	2,415	199,479
Northrop Grumman Corp.	44,391	7,066,159
NOW, Inc. *(a)	22,648	523,622
Orbital ATK, Inc.	11,534	882,351
Oshkosh Corp.	19,620	984,139
Owens Corning	23,819	1,008,973
PACCAR, Inc.	78,480	4,988,189
Pall Corp.	22,606	2,813,091
Parker-Hannifin Corp.	33,354	4,016,822
Pentair plc	41,736	2,672,356
Plug Power, Inc. *(a)	38,550	104,856
Polypore International, Inc. *	9,863	590,892
Powell Industries, Inc.	2,115	76,732
Precision Castparts Corp.	31,392	6,643,489
Primoris Services Corp.	10,208	191,604
Proto Labs, Inc. *	4,217	291,732
Quanex Building Products Corp.	7,892	140,399
Quanta Services, Inc. *	45,379	1,330,512
Raven Industries, Inc.	7,848	151,152
Raytheon Co.	67,570	6,977,278
RBC Bearings, Inc. *	5,886	412,491
Regal Beloit Corp.	9,810	767,044
Rexnord Corp. *	16,096	412,380
Rockwell Automation, Inc.	31,392	3,857,763
Rockwell Collins, Inc.	29,824	2,838,947
Roper Technologies, Inc.	21,582	3,775,987
Rush Enterprises, Inc., Class A *	6,275	166,727
Sensata Technologies Holding N.V. *	36,057	1,986,380
Simpson Manufacturing Co., Inc.	8,382	284,317
Snap-on, Inc.	12,072	1,875,989
SolarCity Corp. *(a)	11,211	674,005
Spirit AeroSystems Holdings, Inc., Class A *	28,219	1,540,475
SPX Corp.	8,782	652,590
Standex International Corp.	1,962	156,980
Stanley Black & Decker, Inc.	33,582	3,440,140
Sun Hydraulics Corp.	4,395	164,285
TAL International Group, Inc. *	5,898	214,038
TASER International, Inc. *	10,700	337,906
Teledyne Technologies, Inc. *	7,895	800,000
Tennant Co.	5,886	375,291
Terex Corp.	25,506	630,763
Textainer Group Holdings Ltd.	7,973	224,918
Textron, Inc.	60,822	2,750,371
The Babcock & Wilcox Co.	25,506	849,095
The Boeing Co.	143,568	20,174,175
The Greenbrier Cos., Inc. (a)	4,430	266,819
The Manitowoc Co., Inc.	33,354	629,056
The Middleby Corp. *	11,871	1,290,378
The Timken Co.	17,658	690,428
The Toro Co.	12,066	825,194
TransDigm Group, Inc.	10,339	2,337,028
Trex Co., Inc. *	4,630	234,278
TriMas Corp. *	8,467	244,696
Trinity Industries, Inc.	35,316	1,059,127
    3

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Triumph Group, Inc.	10,112	674,369
Tutor Perini Corp. *	8,456	177,238
United Rentals, Inc. *	22,020	1,957,798
United Technologies Corp.	182,790	21,417,504
Universal Forest Products, Inc.	3,996	221,219
USG Corp. *	18,134	522,985
Valmont Industries, Inc.	5,071	631,086
W.W. Grainger, Inc.	12,645	3,038,973
Wabash National Corp. *	14,005	189,628
WABCO Holdings, Inc. *	13,734	1,736,252
Wabtec Corp.	19,820	1,987,946
Watsco, Inc.	5,886	741,165
Watts Water Technologies, Inc., Class A	5,980	317,717
WESCO International, Inc. *	9,810	704,947
Woodward, Inc.	11,772	599,666
Xylem, Inc.	39,240	1,435,007
		386,681,560
Commercial & Professional Services 1.1%
ABM Industries, Inc.	8,404	272,626
ACCO Brands Corp. *	24,752	181,927
Brady Corp., Class A	9,810	248,193
CEB, Inc.	6,276	530,887
Cintas Corp.	25,506	2,195,812
Civeo Corp.	97,680	390,720
Clean Harbors, Inc. *	11,772	663,235
Copart, Inc. *	23,984	829,846
Covanta Holding Corp.	29,430	650,403
Deluxe Corp.	11,772	751,407
Equifax, Inc.	27,468	2,755,864
Essendant, Inc.	11,772	457,225
Exponent, Inc.	2,248	191,350
FTI Consulting, Inc. *	8,320	326,976
G&K Services, Inc., Class A	5,886	410,137
Healthcare Services Group, Inc.	15,696	474,176
Herman Miller, Inc.	12,028	333,176
HNI Corp.	11,772	570,824
Huron Consulting Group, Inc. *	5,324	342,333
ICF International, Inc. *	4,130	147,771
IHS, Inc., Class A *	14,541	1,794,359
Insperity, Inc.	5,895	310,195
Interface, Inc.	12,007	258,511
KAR Auction Services, Inc.	30,408	1,133,002
Kelly Services, Inc., Class A	6,345	98,474
Kforce, Inc.	7,960	175,200
Knoll, Inc.	9,987	227,304
Korn/Ferry International	9,880	317,049
ManpowerGroup, Inc.	17,658	1,494,750
Matthews International Corp., Class A	7,848	389,653
McGrath RentCorp	4,326	131,683
Mobile Mini, Inc.	7,848	311,409
MSA Safety, Inc.	6,201	277,185
Navigant Consulting, Inc. *	11,824	160,925
Nielsen N.V.	70,777	3,184,257
On Assignment, Inc. *	10,935	409,953
Pitney Bowes, Inc.	45,126	986,003
Quad/Graphics, Inc.	10,655	217,895
R.R. Donnelley & Sons Co.	38,192	732,523
Republic Services, Inc.	60,863	2,452,170
Security	Number of Shares	Value ($)
Robert Half International, Inc.	33,354	1,880,165
Rollins, Inc.	23,778	590,170
RPX Corp. *	23,338	371,308
Steelcase, Inc., Class A	16,142	277,642
Stericycle, Inc. *	19,620	2,693,826
Team, Inc. *	5,886	234,263
Tetra Tech, Inc.	12,372	323,652
The ADT Corp.	40,304	1,470,290
The Advisory Board Co. *	7,848	398,443
The Brink's Co.	11,772	376,233
The Dun & Bradstreet Corp.	8,442	1,079,985
Towers Watson & Co., Class A	13,896	1,916,953
TrueBlue, Inc. *	11,772	335,267
Tyco International plc	100,062	4,038,502
UniFirst Corp.	3,924	448,552
US Ecology, Inc.	5,086	234,515
Verisk Analytics, Inc., Class A *	31,392	2,278,431
WageWorks, Inc. *	6,376	273,403
Waste Connections, Inc.	25,936	1,258,674
Waste Management, Inc.	94,176	4,675,838
West Corp.	4,399	134,609
		53,078,109
Consumer Durables & Apparel 1.6%
Arctic Cat, Inc.	3,924	129,806
Beazer Homes USA, Inc. *	10,475	191,902
Brunswick Corp.	19,620	1,001,405
Carter's, Inc.	12,386	1,278,483
Cavco Industries, Inc. *	2,106	152,748
Coach, Inc.	59,630	2,109,113
Columbia Sportswear Co.	7,848	439,880
Crocs, Inc. *	21,633	325,360
D.R. Horton, Inc.	69,227	1,808,209
Deckers Outdoor Corp. *	6,586	448,836
Ethan Allen Interiors, Inc.	4,496	112,850
Fossil Group, Inc. *	11,772	835,930
G-III Apparel Group Ltd. *	9,939	565,132
Garmin Ltd.	25,506	1,160,013
GoPro, Inc., Class A *	6,239	346,015
Hanesbrands, Inc.	86,328	2,750,410
Harman International Industries, Inc.	15,696	1,891,682
Hasbro, Inc.	25,506	1,839,748
Helen of Troy Ltd. *	7,962	696,595
Hovnanian Enterprises, Inc., Class A *(a)	103,440	335,146
Iconix Brand Group, Inc. *	12,014	310,201
iRobot Corp. *	4,535	144,893
Jarden Corp. *	36,342	1,928,307
Kate Spade & Co. *	23,785	589,392
KB Home	15,990	236,332
La-Z-Boy, Inc.	12,306	326,478
Leggett & Platt, Inc.	29,771	1,407,573
Lennar Corp., Class A	39,062	1,821,461
LGI Homes, Inc. *(a)	20,000	377,000
Libbey, Inc.	6,318	249,561
lululemon athletica, Inc. *	22,407	1,339,715
M.D.C Holdings, Inc.	9,810	274,288
Mattel, Inc.	77,182	1,992,067
Meritage Homes Corp. *	6,195	271,713
Michael Kors Holdings Ltd. *	43,920	2,042,280
Mohawk Industries, Inc. *	13,898	2,593,923
4

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Movado Group, Inc.	4,196	109,767
NACCO Industries, Inc., Class A	1,962	112,266
Newell Rubbermaid, Inc.	62,784	2,481,851
NIKE, Inc., Class B	151,654	15,418,662
NVR, Inc. *	848	1,153,789
Oxford Industries, Inc.	3,926	297,866
Polaris Industries, Inc.	13,848	1,980,956
PulteGroup, Inc.	74,556	1,429,984
PVH Corp.	18,041	1,887,810
Ralph Lauren Corp.	13,734	1,790,914
Skechers U.S.A., Inc., Class A *	8,092	856,700
Standard Pacific Corp. *	35,353	291,309
Steven Madden Ltd. *	14,297	540,141
Sturm Ruger & Co., Inc. (a)	3,977	213,724
Taylor Morrison Home Corp., Class A *	6,676	128,446
Tempur Sealy International, Inc. *	13,734	818,409
The Ryland Group, Inc.	8,318	349,938
Toll Brothers, Inc. *	33,354	1,206,414
TRI Pointe Homes, Inc. *	26,383	380,443
Tumi Holdings, Inc. *	13,812	266,572
Tupperware Brands Corp.	10,538	692,768
Under Armour, Inc., Class A *	34,419	2,698,794
Universal Electronics, Inc. *	2,305	119,445
VF Corp.	75,810	5,339,298
Vista Outdoor, Inc. *	12,572	579,443
Whirlpool Corp.	16,096	2,965,688
Wolverine World Wide, Inc.	23,544	691,723
		79,127,567
Consumer Services 2.2%
American Public Education, Inc. *	3,926	94,891
Apollo Education Group, Inc. *	20,794	344,765
Aramark	34,935	1,095,212
Belmond Ltd., Class A *	19,620	239,364
BJ's Restaurants, Inc. *	4,900	224,322
Bloomin' Brands, Inc.	16,048	360,438
Bob Evans Farms, Inc.	6,021	276,545
Boyd Gaming Corp. *	10,557	151,071
Bright Horizons Family Solutions, Inc. *	8,568	476,981
Brinker International, Inc.	16,191	893,419
Buffalo Wild Wings, Inc. *	3,938	601,214
Capella Education Co.	2,346	124,971
Carnival Corp.	96,227	4,458,197
Chipotle Mexican Grill, Inc. *	6,722	4,137,525
Choice Hotels International, Inc.	8,967	507,263
Churchill Downs, Inc.	4,399	548,467
Cracker Barrel Old Country Store, Inc.	5,886	830,397
Darden Restaurants, Inc.	29,430	1,928,842
Denny's Corp. *	19,850	207,036
DeVry Education Group, Inc.	12,352	392,917
Diamond Resorts International, Inc. *	10,720	333,392
DineEquity, Inc.	4,459	435,198
Domino's Pizza, Inc.	11,922	1,295,445
Dunkin' Brands Group, Inc.	22,283	1,189,021
Extended Stay America, Inc.	11,802	231,437
Fiesta Restaurant Group, Inc. *	4,566	212,456
Graham Holdings Co., Class B	1,012	1,083,852
Grand Canyon Education, Inc. *	10,014	427,698
Security	Number of Shares	Value ($)
H&R Block, Inc.	62,954	1,997,530
Hilton Worldwide Holdings, Inc. *	90,319	2,615,638
Houghton Mifflin Harcourt Co. *	22,950	605,421
Hyatt Hotels Corp., Class A *	11,878	682,510
International Speedway Corp., Class A	6,028	224,422
Interval Leisure Group, Inc.	10,003	260,278
Jack in the Box, Inc.	8,404	729,551
K12, Inc. *	14,640	200,422
Krispy Kreme Doughnuts, Inc. *	13,905	241,808
La Quinta Holdings, Inc. *	20,300	504,658
Las Vegas Sands Corp.	82,977	4,217,721
Life Time Fitness, Inc. *	8,093	581,887
LifeLock, Inc. *	19,790	301,204
Marriott International, Inc., Class A	47,860	3,732,601
Marriott Vacations Worldwide Corp.	6,088	537,449
McDonald's Corp.	210,593	20,202,186
MGM Resorts International *	78,938	1,582,707
Norwegian Cruise Line Holdings Ltd. *	20,503	1,118,644
Panera Bread Co., Class A *	6,000	1,092,000
Papa John's International, Inc.	8,104	556,826
Penn National Gaming, Inc. *	13,934	231,722
Pinnacle Entertainment, Inc. *	12,371	457,356
Popeyes Louisiana Kitchen, Inc. *	5,886	327,320
Red Robin Gourmet Burgers, Inc. *	4,832	402,940
Regis Corp. *	12,028	194,372
Royal Caribbean Cruises Ltd.	34,326	2,608,089
Scientific Games Corp., Class A *(a)	18,858	287,019
SeaWorld Entertainment, Inc.	14,408	311,213
Service Corp. International	45,561	1,324,003
ServiceMaster Global Holdings, Inc. *	18,128	608,920
Six Flags Entertainment Corp.	23,550	1,150,653
Sonic Corp.	13,734	413,943
Sotheby's	13,830	619,999
Starbucks Corp.	326,626	16,971,487
Starwood Hotels & Resorts Worldwide, Inc.	41,602	3,442,982
Texas Roadhouse, Inc.	13,734	480,965
The Cheesecake Factory, Inc.	10,252	528,696
The Wendy's Co.	80,442	904,168
Vail Resorts, Inc.	7,848	814,152
Wyndham Worldwide Corp.	29,824	2,532,356
Wynn Resorts Ltd.	17,658	1,777,984
Yum! Brands, Inc.	98,147	8,844,026
		110,322,164
Diversified Financials 4.7%
Affiliated Managers Group, Inc. *	11,772	2,632,926
Ally Financial, Inc. *	92,641	2,100,171
American Express Co.	194,871	15,535,116
Ameriprise Financial, Inc.	41,271	5,141,954
Artisan Partners Asset Management, Inc., Class A	6,849	302,109
Berkshire Hathaway, Inc., Class B *	397,300	56,813,900
BGC Partners, Inc., Class A	26,024	245,927
BlackRock, Inc.	27,605	10,097,357
Capital One Financial Corp.	121,668	10,166,578
Cash America International, Inc.	6,029	162,060
CBOE Holdings, Inc.	21,624	1,265,436
CME Group, Inc.	68,750	6,476,250
    5

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Cohen & Steers, Inc.	5,886	220,725
Credit Acceptance Corp. *	1,962	452,084
Discover Financial Services	100,636	5,864,060
E*TRADE Financial Corp. *	61,270	1,805,014
Eaton Vance Corp.	25,506	1,035,544
Encore Capital Group, Inc. *	4,196	166,623
Enova International, Inc. *	5,291	103,175
Evercore Partners, Inc., Class A	8,818	449,453
Federated Investors, Inc., Class B	23,544	819,331
Financial Engines, Inc.	9,810	420,849
First Cash Financial Services, Inc. *	5,901	274,928
FNFV Group *	19,654	301,885
Franklin Resources, Inc.	84,852	4,319,815
GAMCO Investors, Inc., Class A	2,434	167,922
Green Dot Corp., Class A *	7,980	116,907
Greenhill & Co., Inc.	4,518	175,931
HFF, Inc., Class A	9,810	394,754
Interactive Brokers Group, Inc., Class A	8,439	301,272
Intercontinental Exchange, Inc.	24,195	5,728,892
Invesco Ltd.	93,282	3,715,422
Investment Technology Group, Inc.	8,392	225,409
Janus Capital Group, Inc.	39,240	712,206
KCG Holdings, Inc., Class A *	20,572	277,516
Legg Mason, Inc.	22,575	1,204,602
Leucadia National Corp.	63,281	1,558,611
LPL Financial Holdings, Inc.	16,859	718,868
MarketAxess Holdings, Inc.	9,308	823,293
McGraw Hill Financial, Inc.	60,822	6,310,283
Moody's Corp.	41,396	4,474,908
Morgan Stanley	329,632	12,591,942
MSCI, Inc.	27,468	1,704,389
Navient Corp.	95,000	1,830,650
Nelnet, Inc., Class A	5,962	245,098
NewStar Financial, Inc. *	9,945	105,119
Northern Trust Corp.	47,088	3,510,410
NorthStar Asset Management Group, Inc.	39,589	866,207
PHH Corp. *	11,960	329,976
PICO Holdings, Inc. *	4,230	66,876
Piper Jaffray Cos. *	6,291	298,319
PRA Group, Inc. *	11,772	668,179
Raymond James Financial, Inc.	26,170	1,521,000
Santander Consumer USA Holdings, Inc. *	18,899	463,026
SEI Investments Co.	28,056	1,342,199
SLM Corp. *	95,000	974,700
Springleaf Holdings, Inc. *	6,443	306,171
State Street Corp.	91,060	7,096,306
Stifel Financial Corp. *	12,447	662,927
Synchrony Financial *	25,850	834,697
T. Rowe Price Group, Inc.	54,936	4,432,786
TD Ameritrade Holding Corp.	58,362	2,168,148
The Bank of New York Mellon Corp.	243,880	10,574,637
The Charles Schwab Corp. (b)	251,783	7,968,932
The Goldman Sachs Group, Inc.	87,283	17,996,882
The NASDAQ OMX Group, Inc.	25,594	1,324,490
Virtus Investment Partners, Inc.	1,097	136,478
Voya Financial, Inc.	41,411	1,876,332
Waddell & Reed Financial, Inc., Class A	17,958	858,033
Security	Number of Shares	Value ($)
Walter Investment Management Corp. *(a)	15,860	262,166
WisdomTree Investments, Inc.	23,544	502,900
World Acceptance Corp. *(a)	3,924	320,081
		237,920,122
Energy 7.3%
Anadarko Petroleum Corp.	108,910	9,105,965
Apache Corp.	84,969	5,084,545
Approach Resources, Inc. *(a)	38,780	271,848
Baker Hughes, Inc.	94,176	6,070,585
Basic Energy Services, Inc. *	43,540	379,233
Bill Barrett Corp. *	29,500	260,485
Bonanza Creek Energy, Inc. *	10,265	213,307
Bristow Group, Inc.	8,120	470,960
Cabot Oil & Gas Corp.	94,176	3,198,217
California Resources Corp.	67,754	531,869
Cameron International Corp. *	46,161	2,369,444
CARBO Ceramics, Inc. (a)	7,174	305,971
Carrizo Oil & Gas, Inc. *	7,848	393,656
Cheniere Energy, Inc. *	49,646	3,764,656
Chesapeake Energy Corp.	111,992	1,580,207
Chevron Corp.	410,562	42,287,886
Cimarex Energy Co.	19,620	2,266,306
Clean Energy Fuels Corp. *(a)	49,400	370,006
Cobalt International Energy, Inc. *	50,000	508,000
Comstock Resources, Inc. (a)	68,280	241,711
Concho Resources, Inc. *	24,469	2,943,621
ConocoPhillips	265,282	16,893,158
CONSOL Energy, Inc.	47,711	1,328,274
Continental Resources, Inc. *	19,898	906,553
Core Laboratories N.V. (a)	9,830	1,154,828
CVR Energy, Inc. (a)	3,924	152,094
Delek US Holdings, Inc.	11,787	446,256
Devon Energy Corp.	84,854	5,534,178
Diamond Offshore Drilling, Inc. (a)	18,562	563,171
Diamondback Energy, Inc. *	10,488	816,071
Dresser-Rand Group, Inc. *	15,845	1,340,487
Dril-Quip, Inc. *	8,795	664,726
Energen Corp.	15,696	1,086,163
Energy XXI Ltd. (a)	75,560	261,438
Ensco plc, Class A	30,195	709,582
EOG Resources, Inc.	117,720	10,440,587
EQT Corp.	33,354	2,837,425
Era Group, Inc. *	3,924	82,404
Evolution Petroleum Corp.	45,460	313,674
EXCO Resources, Inc. (a)	163,760	255,466
Exterran Holdings, Inc.	13,762	454,972
Exxon Mobil Corp.	914,674	77,930,225
FMC Technologies, Inc. *	51,200	2,139,648
Frank's International N.V.	18,680	370,238
Geospace Technologies Corp. *	15,960	328,457
Green Plains, Inc.	6,901	226,767
Gulf Island Fabrication, Inc.	21,400	240,964
Gulfport Energy Corp. *	18,264	788,274
Halcon Resources Corp. *(a)	172,860	181,503
Halliburton Co.	187,069	8,492,933
Helmerich & Payne, Inc.	22,782	1,662,858
Hess Corp.	58,961	3,981,047
HollyFrontier Corp.	43,663	1,818,564
ION Geophysical Corp. *	120,420	170,996
6

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Jones Energy, Inc., Class A *	29,700	288,387
Kinder Morgan, Inc.	366,080	15,188,659
Kosmos Energy Ltd. *	20,480	182,067
Laredo Petroleum, Inc. *(a)	24,596	334,997
Magnum Hunter Resources Corp. *(a)	116,080	212,426
Marathon Oil Corp.	145,748	3,962,888
Marathon Petroleum Corp.	62,938	6,511,565
Matador Resources Co. *	36,021	992,018
Matrix Service Co. *	22,420	378,225
McDermott International, Inc. *	105,160	574,174
Memorial Resource Development Corp. *	12,700	240,157
Murphy Oil Corp.	35,852	1,558,128
Nabors Industries Ltd.	92,226	1,360,333
National Oilwell Varco, Inc.	94,464	4,646,684
Natural Gas Services Group, Inc. *	21,400	516,810
Newfield Exploration Co. *	28,352	1,071,989
Newpark Resources, Inc. *	19,650	166,632
Noble Corp. plc	40,260	674,355
Noble Energy, Inc.	78,480	3,435,854
Northern Oil & Gas, Inc. *(a)	37,160	253,803
Oasis Petroleum, Inc. *	25,554	433,907
Occidental Petroleum Corp.	169,663	13,265,950
Oceaneering International, Inc.	23,544	1,196,035
Oil States International, Inc. *	11,772	481,239
ONEOK, Inc.	44,264	1,855,547
Parsley Energy, Inc., Class A *	12,700	222,123
Patterson-UTI Energy, Inc.	35,316	713,383
PBF Energy, Inc., Class A	19,712	528,676
PDC Energy, Inc. *	7,848	468,055
Penn Virginia Corp. *(a)	34,340	159,681
PHI, Inc. *	11,500	374,210
Phillips 66	122,184	9,667,198
Pioneer Energy Services Corp. *	53,440	375,149
Pioneer Natural Resources Co.	32,290	4,773,431
QEP Resources, Inc.	37,442	705,033
Range Resources Corp.	35,316	1,956,860
RigNet, Inc. *	10,400	369,096
RPC, Inc.	42,086	608,564
RSP Permian, Inc. *	8,380	238,662
Sanchez Energy Corp. *(a)	20,900	210,672
SandRidge Energy, Inc. *(a)	158,500	193,370
Schlumberger Ltd.	280,812	25,489,305
SEACOR Holdings, Inc. *	3,924	275,151
SemGroup Corp., Class A	9,810	772,047
SM Energy Co.	13,734	718,563
Southwestern Energy Co. *	74,556	1,921,308
Spectra Energy Corp.	148,080	5,207,974
Stone Energy Corp. *	32,042	435,130
Superior Energy Services, Inc.	33,654	777,071
Synergy Resources Corp. *	19,050	219,265
Targa Resources Corp.	7,848	721,624
Teekay Corp.	8,094	370,867
Tesco Corp.	28,280	339,926
Tesoro Corp.	31,392	2,778,192
The Williams Cos., Inc.	145,241	7,421,815
TransAtlantic Petroleum Ltd. *	48,580	266,218
Transocean Ltd. (a)	50,325	948,626
Triangle Petroleum Corp. *(a)	52,320	268,402
Ultra Petroleum Corp. *(a)	32,205	447,972
US Silica Holdings, Inc. (a)	11,115	342,898
Security	Number of Shares	Value ($)
VAALCO Energy, Inc. *	69,400	154,762
Valero Energy Corp.	114,844	6,803,359
W&T Offshore, Inc. (a)	50,200	271,582
Weatherford International plc *	162,846	2,250,532
Western Refining, Inc.	13,734	604,021
Whiting Petroleum Corp. *	35,530	1,172,135
Willbros Group, Inc. *	45,160	83,998
World Fuel Services Corp.	15,696	785,271
		370,387,465
Food & Staples Retailing 2.0%
Casey's General Stores, Inc.	7,960	694,032
Costco Wholesale Corp.	95,676	13,642,441
CVS Health Corp.	247,064	25,294,412
PriceSmart, Inc.	3,924	319,963
Rite Aid Corp. *	192,633	1,679,760
SpartanNash Co.	17,792	556,178
Sprouts Farmers Market, Inc. *	40,243	1,206,888
SUPERVALU, Inc. *	45,245	399,513
Sysco Corp.	127,530	4,739,015
The Andersons, Inc.	6,286	278,721
The Fresh Market, Inc. *	8,148	258,699
The Kroger Co.	105,142	7,654,338
United Natural Foods, Inc. *	10,810	725,027
Wal-Mart Stores, Inc.	343,463	25,508,997
Walgreens Boots Alliance, Inc.	190,627	16,363,422
Weis Markets, Inc.	3,924	169,399
Whole Foods Market, Inc.	79,422	3,275,363
		102,766,168
Food, Beverage & Tobacco 4.6%
Altria Group, Inc.	424,341	21,726,259
Archer-Daniels-Midland Co.	141,425	7,474,311
B&G Foods, Inc.	11,772	364,226
Boulder Brands, Inc. *	9,810	90,448
Brown-Forman Corp., Class B	34,291	3,232,613
Bunge Ltd.	31,392	2,905,644
Cal-Maine Foods, Inc. (a)	4,630	262,475
Campbell Soup Co.	37,866	1,830,442
Coca-Cola Enterprises, Inc.	50,089	2,215,436
ConAgra Foods, Inc.	94,596	3,652,352
Constellation Brands, Inc., Class A	35,484	4,183,209
Darling Ingredients, Inc. *	36,271	569,455
Dean Foods Co.	19,773	364,219
Dr. Pepper Snapple Group, Inc.	42,053	3,222,942
Flowers Foods, Inc.	36,048	809,638
Fresh Del Monte Produce, Inc.	9,810	369,248
General Mills, Inc.	132,369	7,432,519
Hormel Foods Corp.	31,392	1,796,250
Ingredion, Inc.	17,658	1,447,426
J&J Snack Foods Corp.	4,981	536,952
Kellogg Co.	55,462	3,481,350
Keurig Green Mountain, Inc.	25,971	2,239,739
Kraft Foods Group, Inc.	127,697	10,784,012
Lancaster Colony Corp.	3,936	351,249
Lorillard, Inc.	79,449	5,758,463
McCormick & Co., Inc. Non-Voting Shares	27,868	2,187,638
Mead Johnson Nutrition Co.	43,476	4,230,215
Molson Coors Brewing Co., Class B	33,354	2,447,517
    7

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Mondelez International, Inc., Class A	366,950	15,261,450
Monster Beverage Corp. *	30,742	3,912,842
PepsiCo, Inc.	323,260	31,171,962
Philip Morris International, Inc.	337,013	27,995,670
Pilgrim's Pride Corp. (a)	18,035	461,335
Pinnacle Foods, Inc.	19,953	841,019
Post Holdings, Inc. *	13,535	585,524
Reynolds American, Inc.	67,506	5,181,085
Sanderson Farms, Inc. (a)	4,038	329,218
Seaboard Corp. *	76	260,680
Snyder's-Lance, Inc.	11,772	351,630
The Boston Beer Co., Inc., Class A *	1,962	517,536
The Coca-Cola Co.	855,932	35,058,975
The Hain Celestial Group, Inc. *	21,961	1,389,472
The Hershey Co.	33,354	3,097,252
The J.M. Smucker Co.	21,941	2,601,106
The WhiteWave Foods Co. *	37,314	1,792,191
Tootsie Roll Industries, Inc. (a)	6,327	194,492
TreeHouse Foods, Inc. *	10,901	777,568
Tyson Foods, Inc., Class A	60,822	2,581,894
Universal Corp.	5,886	303,070
Vector Group Ltd.	19,362	428,094
		231,060,312
Health Care Equipment & Services 5.2%
Abaxis, Inc.	4,535	240,854
Abbott Laboratories	324,858	15,788,099
ABIOMED, Inc. *	6,351	379,282
Acadia Healthcare Co., Inc. *	9,839	729,463
Aetna, Inc.	77,405	9,131,468
Air Methods Corp. *	6,228	262,572
Alere, Inc. *	17,658	910,800
Align Technology, Inc. *	14,329	869,340
Allscripts Healthcare Solutions, Inc. *	41,202	579,712
Amedisys, Inc. *	10,590	328,502
AmerisourceBergen Corp.	49,738	5,598,509
Amsurg Corp. *	9,111	613,535
Analogic Corp.	2,166	183,265
Anthem, Inc.	60,896	10,221,394
athenahealth, Inc. *	7,848	915,077
Baxter International, Inc.	119,682	7,972,018
Becton Dickinson & Co.	45,288	6,363,417
Bio-Reference Laboratories, Inc. *	4,496	149,357
Boston Scientific Corp. *	306,189	5,594,073
Brookdale Senior Living, Inc. *	38,032	1,433,426
C.R. Bard, Inc.	16,057	2,734,828
Cantel Medical Corp.	8,401	391,151
Cardinal Health, Inc.	72,888	6,426,535
Cardiovascular Systems, Inc. *	5,899	165,054
Centene Corp. *	23,544	1,773,805
Cerner Corp. *	65,428	4,402,650
Chemed Corp.	3,971	493,158
Cigna Corp.	57,743	8,131,947
Community Health Systems, Inc. *	25,523	1,411,677
Computer Programs & Systems, Inc.	2,159	112,980
CONMED Corp.	5,923	328,963
Cyberonics, Inc. *	4,318	276,395
DaVita HealthCare Partners, Inc. *	38,227	3,202,658
DENTSPLY International, Inc.	31,392	1,633,483
DexCom, Inc. *	17,658	1,266,432
Edwards Lifesciences Corp. *	25,506	3,334,144
Security	Number of Shares	Value ($)
Endologix, Inc. *	11,893	198,494
Envision Healthcare Holdings, Inc. *	42,769	1,580,315
ExamWorks Group, Inc. *	5,066	207,098
Express Scripts Holding Co. *	160,888	14,019,780
GenMark Diagnostics, Inc. *	30,530	279,960
Globus Medical, Inc., Class A *	12,301	319,088
Greatbatch, Inc. *	4,330	225,073
Haemonetics Corp. *	11,772	486,419
Halyard Health, Inc. *	10,109	418,715
Hanger, Inc. *	6,419	147,573
HCA Holdings, Inc. *	67,059	5,487,438
Health Net, Inc. *	21,582	1,343,264
HealthSouth Corp.	19,620	846,799
HealthStream, Inc. *	8,340	236,606
HeartWare International, Inc. *	2,492	183,835
Henry Schein, Inc. *	19,620	2,779,565
Hill-Rom Holdings, Inc.	13,734	708,125
HMS Holdings Corp. *	23,143	394,357
Hologic, Inc. *	61,337	2,194,024
Humana, Inc.	33,366	7,162,012
ICU Medical, Inc. *	2,148	208,356
IDEXX Laboratories, Inc. *	11,786	1,598,182
IMS Health Holdings, Inc. *	10,615	315,902
Insulet Corp. *	9,810	277,329
Integra LifeSciences Holdings Corp. *	5,900	396,303
Intuitive Surgical, Inc. *	7,940	3,872,735
Invacare Corp.	21,682	471,150
Kindred Healthcare, Inc.	19,620	449,494
Laboratory Corp. of America Holdings *	21,876	2,580,274
LifePoint Health, Inc. *	11,772	886,314
Magellan Health, Inc. *	7,848	530,760
Masimo Corp. *	11,772	413,197
McKesson Corp.	51,012	12,101,577
MedAssets, Inc. *	11,798	246,224
Medidata Solutions, Inc. *	11,414	662,126
MEDNAX, Inc. *	20,220	1,439,260
Medtronic plc	310,158	23,671,259
Meridian Bioscience, Inc.	13,734	249,959
Merit Medical Systems, Inc. *	9,810	201,694
Molina Healthcare, Inc. *	6,075	441,895
National HealthCare Corp.	2,015	126,784
Natus Medical, Inc. *	6,443	251,664
Neogen Corp. *	8,438	394,392
NuVasive, Inc. *	9,997	505,348
NxStage Medical, Inc. *	12,198	197,730
Omnicare, Inc.	20,937	1,995,087
Omnicell, Inc. *	6,245	230,940
Owens & Minor, Inc.	13,734	457,617
Patterson Cos., Inc.	17,852	854,040
Premier, Inc., Class A *	7,924	303,648
Quality Systems, Inc.	8,392	132,929
Quest Diagnostics, Inc.	33,654	2,531,790
Quidel Corp. *	6,475	140,313
ResMed, Inc.	31,392	1,846,477
Select Medical Holdings Corp.	17,970	293,809
Sirona Dental Systems, Inc. *	11,847	1,169,536
St. Jude Medical, Inc.	63,595	4,690,131
STERIS Corp.	11,772	786,723
Stryker Corp.	63,839	6,136,843
Team Health Holdings, Inc. *	14,262	834,042
8

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Teleflex, Inc.	9,810	1,262,939
Tenet Healthcare Corp. *	20,678	1,099,863
The Cooper Cos., Inc.	9,810	1,783,164
The Spectranetics Corp. *	8,632	214,333
Thoratec Corp. *	11,772	534,331
Tornier N.V. *	8,020	213,172
UnitedHealth Group, Inc.	209,172	25,144,566
Universal American Corp. *	17,658	181,171
Universal Health Services, Inc., Class B	19,620	2,542,360
Varian Medical Systems, Inc. *	23,749	2,056,663
VCA, Inc. *	17,658	926,339
Veeva Systems, Inc., Class A *	7,458	202,261
WellCare Health Plans, Inc. *	9,810	840,423
West Pharmaceutical Services, Inc.	15,696	849,781
Wright Medical Group, Inc. *	11,772	322,553
Zeltiq Aesthetics, Inc. *	8,332	228,797
Zimmer Holdings, Inc.	37,425	4,269,818
		261,134,930
Household & Personal Products 1.6%
Avon Products, Inc.	70,455	473,458
Church & Dwight Co., Inc.	31,392	2,635,986
Colgate-Palmolive Co.	187,691	12,535,882
Coty, Inc., Class A *	18,328	456,917
Energizer Holdings, Inc.	13,848	1,962,123
Herbalife Ltd. *(a)	17,914	932,065
HRG Group, Inc. *	32,670	428,630
Kimberly-Clark Corp.	81,216	8,841,174
Nu Skin Enterprises, Inc., Class A	13,734	694,940
Revlon, Inc., Class A *	6,245	230,503
Spectrum Brands Holdings, Inc.	4,366	421,974
The Clorox Co.	27,615	2,973,031
The Estee Lauder Cos., Inc., Class A	48,506	4,240,880
The Procter & Gamble Co.	584,391	45,810,411
WD-40 Co.	2,390	201,644
		82,839,618
Insurance 3.0%
ACE Ltd.	72,794	7,751,105
Aflac, Inc.	99,128	6,167,744
Alleghany Corp. *	3,101	1,474,060
Allied World Assurance Co. Holdings AG	23,544	1,000,385
Ambac Financial Group, Inc. *	9,915	231,813
American Equity Investment Life Holding Co.	12,371	314,347
American Financial Group, Inc.	16,242	1,031,367
American International Group, Inc.	302,872	17,751,328
American National Insurance Co.	2,089	215,606
AMERISAFE, Inc.	3,930	167,968
AmTrust Financial Services, Inc.	6,419	386,295
Aon plc	63,571	6,434,657
Arch Capital Group Ltd. *	28,486	1,819,971
Argo Group International Holdings Ltd.	6,475	340,909
Arthur J. Gallagher & Co.	32,574	1,578,210
Aspen Insurance Holdings Ltd.	15,696	727,667
Assurant, Inc.	16,298	1,073,223
Assured Guaranty Ltd.	35,891	1,026,124
Security	Number of Shares	Value ($)
Axis Capital Holdings Ltd.	22,351	1,230,199
Brown & Brown, Inc.	25,506	826,139
Cincinnati Financial Corp.	33,354	1,687,045
CNA Financial Corp.	7,864	304,022
CNO Financial Group, Inc.	49,458	890,244
Employers Holdings, Inc.	7,848	177,522
Endurance Specialty Holdings Ltd.	8,720	530,002
Enstar Group Ltd. *	3,662	555,232
Erie Indemnity Co., Class A	5,900	479,847
Everest Re Group Ltd.	9,296	1,687,317
FBL Financial Group, Inc., Class A	4,196	241,018
First American Financial Corp.	23,544	840,756
FNF Group	58,969	2,238,463
Genworth Financial, Inc., Class A *	103,986	825,649
Greenlight Capital Re Ltd., Class A *	5,886	180,347
HCC Insurance Holdings, Inc.	23,544	1,346,246
Horace Mann Educators Corp.	8,453	290,952
Infinity Property & Casualty Corp.	1,962	141,951
Kemper Corp.	11,772	421,320
Lincoln National Corp.	56,005	3,192,845
Loews Corp.	66,943	2,685,753
Maiden Holdings Ltd.	10,175	142,247
Markel Corp. *	2,722	2,103,453
Marsh & McLennan Cos., Inc.	116,389	6,777,331
MBIA, Inc. *	31,904	287,774
Mercury General Corp.	7,848	436,977
MetLife, Inc.	243,301	12,714,910
Montpelier Re Holdings Ltd.	8,213	312,669
National General Holdings Corp.	10,454	203,017
Old Republic International Corp.	51,156	790,872
PartnerRe Ltd.	10,444	1,372,655
Primerica, Inc.	9,810	433,896
Principal Financial Group, Inc.	60,864	3,146,060
ProAssurance Corp.	12,644	571,256
Prudential Financial, Inc.	98,306	8,317,671
Reinsurance Group of America, Inc.	15,696	1,468,361
RenaissanceRe Holdings Ltd.	11,658	1,190,398
RLI Corp.	7,848	381,962
Safety Insurance Group, Inc.	3,924	218,959
Selective Insurance Group, Inc.	11,772	319,139
StanCorp Financial Group, Inc.	9,810	728,098
Stewart Information Services Corp.	4,696	176,429
Symetra Financial Corp.	22,055	539,465
The Allstate Corp.	93,788	6,313,808
The Chubb Corp.	51,298	5,001,555
The Hanover Insurance Group, Inc.	8,776	624,676
The Hartford Financial Services Group, Inc.	94,265	3,875,234
The Navigators Group, Inc. *	1,968	152,756
The Progressive Corp.	115,805	3,166,109
The Travelers Cos., Inc.	72,941	7,375,794
Torchmark Corp.	29,646	1,691,897
United Fire Group, Inc.	4,130	126,006
Unum Group	57,286	2,002,719
Validus Holdings Ltd.	19,859	852,150
W.R. Berkley Corp.	23,688	1,160,712
White Mountains Insurance Group Ltd.	1,412	916,727
Willis Group Holdings plc	36,268	1,721,279
XL Group plc	57,186	2,154,768
		150,035,437
    9

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 3.5%
A. Schulman, Inc.	6,039	258,288
Air Products & Chemicals, Inc.	41,279	6,058,106
Airgas, Inc.	14,148	1,442,247
Albemarle Corp.	24,512	1,474,397
Alcoa, Inc.	252,191	3,152,387
Allegheny Technologies, Inc.	22,082	717,665
AptarGroup, Inc.	13,734	875,817
Ashland, Inc.	15,696	1,999,670
Avery Dennison Corp.	20,244	1,253,306
Axalta Coating Systems Ltd. *	18,917	647,907
Axiall Corp.	15,711	592,462
Balchem Corp.	7,848	443,098
Ball Corp.	29,796	2,115,218
Bemis Co., Inc.	23,544	1,081,611
Berry Plastics Group, Inc. *	25,983	869,651
Boise Cascade Co. *	7,980	282,811
Cabot Corp.	13,734	569,549
Calgon Carbon Corp.	11,842	245,840
Celanese Corp., Series A	35,316	2,431,507
CF Industries Holdings, Inc.	10,763	3,399,816
Chemtura Corp. *	23,544	653,581
Clearwater Paper Corp. *	5,886	353,219
Coeur Mining, Inc. *	50,584	275,683
Commercial Metals Co.	25,506	409,881
Compass Minerals International, Inc.	7,848	676,184
Crown Holdings, Inc. *	31,686	1,751,919
Cytec Industries, Inc.	19,620	1,186,814
Deltic Timber Corp.	2,190	141,343
Domtar Corp.	15,696	678,381
E.I. du Pont de Nemours & Co.	198,540	14,098,325
Eagle Materials, Inc.	10,392	867,524
Eastman Chemical Co.	33,354	2,560,587
Ecolab, Inc.	59,643	6,838,070
Ferro Corp. *	17,935	272,074
Flotek Industries, Inc. *	8,360	96,056
FMC Corp.	29,477	1,685,200
Freeport-McMoRan, Inc.	223,971	4,401,030
Globe Specialty Metals, Inc.	10,273	198,577
Gold Resource Corp. (a)	91,220	267,275
Graphic Packaging Holding Co.	70,751	1,007,494
H.B. Fuller Co.	10,052	423,290
Haynes International, Inc.	3,924	185,017
Headwaters, Inc. *	18,650	353,977
Hecla Mining Co.	171,324	532,818
Horsehead Holding Corp. *	41,712	518,063
Huntsman Corp.	43,952	986,283
Innophos Holdings, Inc.	5,886	306,719
Innospec, Inc.	2,848	122,122
International Flavors & Fragrances, Inc.	17,658	2,102,008
International Paper Co.	96,161	4,984,025
Kaiser Aluminum Corp.	3,924	318,354
KapStone Paper & Packaging Corp.	19,660	529,837
Kraton Performance Polymers, Inc. *	6,184	146,870
Kronos Worldwide, Inc.	9,945	121,329
Louisiana-Pacific Corp. *	29,430	532,389
LSB Industries, Inc. *	3,926	166,973
LyondellBasell Industries N.V., Class A	89,619	9,060,481
Martin Marietta Materials, Inc.	12,490	1,861,135
Security	Number of Shares	Value ($)
Materion Corp.	4,030	149,876
MeadWestvaco Corp.	37,278	1,884,030
Minerals Technologies, Inc.	7,876	530,134
Monsanto Co.	104,784	12,257,632
Myers Industries, Inc.	7,848	135,692
Neenah Paper, Inc.	2,415	145,600
NewMarket Corp.	2,088	961,336
Newmont Mining Corp.	111,990	3,050,608
Nucor Corp.	67,214	3,179,222
Olin Corp.	19,620	573,689
OM Group, Inc.	5,886	156,214
Owens-Illinois, Inc. *	37,278	890,944
P.H. Glatfelter Co.	8,292	194,779
Packaging Corp. of America	21,582	1,493,043
Platform Specialty Products Corp. *	20,062	525,023
PolyOne Corp.	19,620	763,022
PPG Industries, Inc.	30,102	6,890,047
Praxair, Inc.	62,896	7,727,403
Quaker Chemical Corp.	3,924	335,031
Reliance Steel & Aluminum Co.	15,743	1,004,403
Rentech, Inc. *	78,920	93,126
Resolute Forest Products, Inc. *	20,226	241,701
Rock-Tenn Co., Class A	31,674	2,063,244
Royal Gold, Inc.	13,749	890,523
RPM International, Inc.	29,430	1,472,383
RTI International Metals, Inc. *	6,044	213,172
Schweitzer-Mauduit International, Inc.	7,848	316,745
Sealed Air Corp.	41,471	2,019,638
Sensient Technologies Corp.	11,772	796,964
Sigma-Aldrich Corp.	23,897	3,328,852
Silgan Holdings, Inc.	9,911	538,564
Sonoco Products Co.	21,582	971,622
Steel Dynamics, Inc.	47,088	1,026,989
Stepan Co.	3,924	201,929
Stillwater Mining Co. *	23,926	346,688
SunCoke Energy, Inc.	12,278	199,640
The Dow Chemical Co.	242,644	12,634,473
The Mosaic Co.	71,201	3,264,566
The Scotts Miracle-Gro Co., Class A	9,810	600,961
The Sherwin-Williams Co.	18,205	5,246,317
The Valspar Corp.	16,220	1,353,721
TimkenSteel Corp.	8,577	255,166
Tronox Ltd., Class A	17,847	300,900
United States Steel Corp.	30,360	740,784
Vulcan Materials Co.	27,574	2,479,730
W.R. Grace & Co. *	16,367	1,602,820
Westlake Chemical Corp.	8,142	574,092
Worthington Industries, Inc.	13,766	374,573
		178,579,871
Media 3.6%
AMC Networks, Inc., Class A *	13,734	1,079,355
Cablevision Systems Corp., Class A	45,790	1,122,313
Carmike Cinemas, Inc. *	4,696	130,690
CBS Corp., Class B Non-Voting Shares	104,460	6,447,271
Charter Communications, Inc., Class A *	17,070	3,055,871
Cinemark Holdings, Inc.	23,544	954,238
10

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Clear Channel Outdoor Holdings, Inc., Class A	16,116	180,983
Comcast Corp., Class A	559,223	32,692,176
DIRECTV *	108,112	9,842,516
Discovery Communications, Inc., Class A *	31,822	1,080,039
Discovery Communications, Inc., Class C *	58,892	1,851,859
DISH Network Corp., Class A *	45,658	3,232,130
DreamWorks Animation SKG, Inc., Class A *(a)	14,379	387,514
Gannett Co., Inc.	49,392	1,767,740
Global Eagle Entertainment, Inc. *	19,910	270,179
Gray Television, Inc. *	11,798	188,296
John Wiley & Sons, Inc., Class A	10,210	592,384
Journal Media Group, Inc.	1,631	13,064
Liberty Broadband Corp., Class A *	5,248	282,920
Liberty Broadband Corp., Class C *	12,998	695,133
Liberty Global plc, Class A *	61,495	3,537,807
Liberty Global plc, Series C *	122,201	6,568,304
Liberty Media Corp., Class A *	21,996	842,777
Liberty Media Corp., Class C *	43,992	1,669,936
Lions Gate Entertainment Corp.	17,100	565,839
Live Nation Entertainment, Inc. *	29,521	844,300
Loral Space & Communications, Inc. *	3,924	262,084
Media General, Inc. *	21,682	359,054
Meredith Corp.	9,810	517,968
Morningstar, Inc.	4,238	327,597
National CineMedia, Inc.	13,762	219,229
News Corp., Class A *	106,668	1,616,020
Nexstar Broadcasting Group, Inc., Class A	4,784	272,162
Omnicom Group, Inc.	55,144	4,109,882
Regal Entertainment Group, Class A (a)	17,658	370,112
Rentrak Corp. *(a)	2,348	159,453
Scholastic Corp.	4,326	192,291
Scripps Networks Interactive, Inc., Class A	22,468	1,505,581
Sinclair Broadcast Group, Inc., Class A	14,885	447,145
Sirius XM Holdings, Inc. *	611,685	2,361,104
Starz, Class A *	23,691	994,074
The E.W. Scripps Co., Class A	6,544	153,326
The Interpublic Group of Cos., Inc.	94,211	1,923,789
The Madison Square Garden Co., Class A *	12,225	1,044,382
The New York Times Co., Class A	35,316	490,892
The Walt Disney Co.	339,848	37,509,024
Time Warner Cable, Inc.	59,573	10,776,160
Time Warner, Inc.	181,533	15,335,908
Time, Inc.	23,937	538,822
Tribune Media Co., Class A	15,340	813,020
Twenty-First Century Fox, Inc., Class A	414,165	13,915,944
Viacom, Inc., Class B	84,457	5,648,484
		181,759,141
Pharmaceuticals, Biotechnology & Life Sciences 9.3%
AbbVie, Inc.	369,349	24,594,942
ACADIA Pharmaceuticals, Inc. *	20,370	839,244
Security	Number of Shares	Value ($)
Accelerate Diagnostics, Inc. *(a)	11,920	266,054
Acceleron Pharma, Inc. *	5,986	201,908
Achillion Pharmaceuticals, Inc. *	26,071	257,842
Acorda Therapeutics, Inc. *	8,089	246,553
Actavis plc *	83,993	25,769,892
Aegerion Pharmaceuticals, Inc. *	16,250	316,550
Affymetrix, Inc. *	16,120	189,088
Agilent Technologies, Inc.	74,556	3,070,962
Agios Pharmaceuticals, Inc. *	2,062	251,605
Akorn, Inc. *	13,825	634,567
Alexion Pharmaceuticals, Inc. *	43,455	7,119,667
Alkermes plc *	31,460	1,922,206
Alnylam Pharmaceuticals, Inc. *	14,088	1,846,796
AMAG Pharmaceuticals, Inc. *	4,440	308,935
Amgen, Inc.	165,950	25,931,347
Anacor Pharmaceuticals, Inc. *	8,800	626,736
Arena Pharmaceuticals, Inc. *	67,308	264,184
ARIAD Pharmaceuticals, Inc. *(a)	39,920	366,466
Array BioPharma, Inc. *	30,400	232,560
Bio-Rad Laboratories, Inc., Class A *	3,924	566,508
Bio-Techne Corp.	7,848	794,610
BioCryst Pharmaceuticals, Inc. *	14,150	158,622
Biogen, Inc. *	51,085	20,280,234
BioMarin Pharmaceutical, Inc. *	34,866	4,378,124
Bluebird Bio, Inc. *	7,268	1,411,809
Bristol-Myers Squibb Co.	362,705	23,430,743
Bruker Corp. *	24,007	476,299
Cambrex Corp. *	6,285	251,526
Catalent, Inc. *	16,852	538,590
Celgene Corp. *	172,866	19,782,785
Celldex Therapeutics, Inc. *	23,268	671,747
Cepheid, Inc. *	15,696	865,948
Charles River Laboratories International, Inc. *	10,104	730,923
Chimerix, Inc. *	6,550	274,118
Clovis Oncology, Inc. *	6,044	558,707
Depomed, Inc. *	12,340	257,412
Dyax Corp. *	26,398	695,323
Eli Lilly & Co.	213,878	16,874,974
Emergent Biosolutions, Inc. *	9,905	315,573
Endo International plc *	38,420	3,218,059
Endocyte, Inc. *(a)	43,120	261,738
Epizyme, Inc. *	8,144	154,492
Exact Sciences Corp. *(a)	18,461	498,632
Exelixis, Inc. *(a)	91,520	288,288
Fluidigm Corp. *	6,585	155,669
Foundation Medicine, Inc. *(a)	6,812	243,665
Genomic Health, Inc. *	4,322	117,083
Gilead Sciences, Inc. *	323,667	36,338,094
Halozyme Therapeutics, Inc. *	19,620	340,407
Hospira, Inc. *	35,316	3,122,641
Illumina, Inc. *	31,335	6,457,517
ImmunoGen, Inc. *	44,464	399,287
Impax Laboratories, Inc. *	17,662	830,291
Incyte Corp. *	31,926	3,516,649
Infinity Pharmaceuticals, Inc. *	17,196	222,860
Intercept Pharmaceuticals, Inc. *	2,563	654,065
Intra-Cellular Therapies, Inc. *	15,202	399,052
Intrexon Corp. *(a)	6,415	270,200
Ironwood Pharmaceuticals, Inc. *	26,749	377,428
Isis Pharmaceuticals, Inc. *	25,601	1,723,459
Jazz Pharmaceuticals plc *	12,695	2,276,848
    11

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Johnson & Johnson	606,641	60,749,030
Juno Therapeutics, Inc. *(a)	6,460	340,054
Karyopharm Therapeutics, Inc. *(a)	7,160	192,747
Keryx Biopharmaceuticals, Inc. *(a)	20,794	216,258
Kite Pharma, Inc. *(a)	4,424	243,984
KYTHERA Biopharmaceuticals, Inc. *	5,540	279,050
Lannett Co., Inc. *	5,300	294,839
Lexicon Pharmaceuticals, Inc. *(a)	26,667	187,469
Ligand Pharmaceuticals, Inc. *	4,852	427,510
Luminex Corp. *	9,810	164,514
MacroGenics, Inc. *	6,960	225,156
Mallinckrodt plc *	24,603	3,184,612
MannKind Corp. *(a)	77,032	399,026
Medivation, Inc. *	15,696	2,072,657
Merck & Co., Inc.	618,393	37,653,950
Merrimack Pharmaceuticals, Inc. *	25,706	303,331
Mettler-Toledo International, Inc. *	6,133	1,991,262
MiMedx Group, Inc. *(a)	16,660	172,431
Momenta Pharmaceuticals, Inc. *	10,096	200,406
Mylan N.V. *	88,993	6,463,562
Myriad Genetics, Inc. *(a)	19,620	666,099
Nektar Therapeutics *	29,430	338,445
Neurocrine Biosciences, Inc. *	15,784	692,286
NewLink Genetics Corp. *(a)	6,786	292,816
Novavax, Inc. *	77,105	693,945
OPKO Health, Inc. *(a)	47,146	833,541
Orexigen Therapeutics, Inc. *(a)	19,850	97,265
Pacira Pharmaceuticals, Inc. *	6,945	543,168
PAREXEL International Corp. *	13,734	912,899
PDL BioPharma, Inc.	39,240	262,123
PerkinElmer, Inc.	27,468	1,448,388
Perrigo Co., plc	30,061	5,720,608
Pfizer, Inc.	1,335,436	46,406,401
Portola Pharmaceuticals, Inc. *	8,300	347,106
Prestige Brands Holdings, Inc. *	10,103	443,724
PTC Therapeutics, Inc. *	4,909	285,164
Puma Biotechnology, Inc. *	4,817	941,483
Quintiles Transnational Holdings, Inc. *	14,229	991,904
Raptor Pharmaceutical Corp. *	32,852	404,408
Receptos, Inc. *	6,407	1,056,450
Regeneron Pharmaceuticals, Inc. *	15,869	8,133,815
Relypsa, Inc. *	7,980	293,584
Sangamo BioSciences, Inc. *	27,218	333,420
Seattle Genetics, Inc. *	24,263	1,045,493
Synageva BioPharma Corp. *	4,876	1,040,587
Synergy Pharmaceuticals, Inc. *(a)	67,680	291,024
Synta Pharmaceuticals Corp. *	129,100	276,274
TESARO, Inc. *	4,210	247,380
The Medicines Co. *	11,814	335,045
TherapeuticsMD, Inc. *	57,680	408,374
Theravance Biopharma, Inc. *	4,365	60,892
Theravance, Inc. (a)	23,640	399,516
Thermo Fisher Scientific, Inc.	86,483	11,210,791
Ultragenyx Pharmaceutical, Inc. *	5,901	513,387
United Therapeutics Corp. *	10,022	1,841,242
Vertex Pharmaceuticals, Inc. *	51,234	6,572,810
VIVUS, Inc. *(a)	101,020	255,581
Waters Corp. *	19,620	2,621,624
ZIOPHARM Oncology, Inc. *(a)	44,635	423,140
Zoetis, Inc.	106,337	5,292,392
		471,175,545
Security	Number of Shares	Value ($)
Real Estate 3.9%
Acadia Realty Trust	15,837	491,264
Alexander & Baldwin, Inc.	9,810	402,897
Alexander's, Inc.	699	282,291
Alexandria Real Estate Equities, Inc.	16,160	1,498,517
Altisource Residential Corp.	23,706	424,811
American Assets Trust, Inc.	16,411	645,773
American Campus Communities, Inc.	21,864	852,915
American Capital Agency Corp.	82,920	1,729,711
American Capital Mortgage Investment Corp.	13,884	242,553
American Homes 4 Rent, Class A	29,718	495,993
American Realty Capital Properties, Inc.	193,080	1,712,620
American Tower Corp.	90,019	8,352,863
Annaly Capital Management, Inc.	198,298	2,070,231
Anworth Mortgage Asset Corp.	32,128	167,066
Apartment Investment & Management Co., Class A	31,398	1,190,926
Apollo Commercial Real Estate Finance, Inc.	24,832	426,365
ARMOUR Residential REIT, Inc.	81,486	243,643
Ashford Hospitality Prime, Inc.	19,800	311,652
Ashford Hospitality Trust, Inc.	15,696	134,986
Associated Estates Realty Corp.	16,669	476,567
AvalonBay Communities, Inc.	28,115	4,681,147
BioMed Realty Trust, Inc.	39,959	814,764
Blackstone Mortgage Trust, Inc., Class A	10,521	317,945
Boston Properties, Inc.	33,354	4,337,021
Brandywine Realty Trust	33,354	469,624
Brixmor Property Group, Inc.	28,189	698,523
Camden Property Trust	17,658	1,323,997
Campus Crest Communities, Inc.	31,520	178,403
Capstead Mortgage Corp.	23,544	278,526
CareTrust REIT, Inc.	23,314	304,015
CBL & Associates Properties, Inc.	37,278	657,957
CBRE Group, Inc., Class A *	64,963	2,484,185
Chambers Street Properties	63,136	481,096
Chesapeake Lodging Trust	14,590	453,311
Chimera Investment Corp.	42,393	611,731
Colony Capital, Inc., Class A	27,936	716,838
Columbia Property Trust, Inc.	26,135	679,510
Communications Sales & Leasing, Inc. *	25,451	662,999
CoreSite Realty Corp.	3,924	185,213
Corporate Office Properties Trust	16,232	416,675
Corrections Corp. of America	25,894	910,433
Cousins Properties, Inc.	51,522	497,187
Crown Castle International Corp.	73,327	5,979,817
CubeSmart	31,844	757,569
CyrusOne, Inc.	7,964	256,998
CYS Investments, Inc.	36,628	327,821
DCT Industrial Trust, Inc.	16,534	540,827
DDR Corp.	66,839	1,130,916
DiamondRock Hospitality Co.	41,240	543,131
Digital Realty Trust, Inc.	29,949	1,977,832
Douglas Emmett, Inc.	27,468	807,010
Duke Realty Corp.	79,627	1,557,504
DuPont Fabros Technology, Inc.	13,734	442,784
EastGroup Properties, Inc.	7,848	436,584
12

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Education Realty Trust, Inc.	7,848	258,513
Empire State Realty Trust, Inc., Class A	17,755	321,010
EPR Properties	13,576	782,928
Equity Commonwealth *	26,225	675,294
Equity LifeStyle Properties, Inc.	19,620	1,074,980
Equity One, Inc.	18,386	455,605
Equity Residential	77,674	5,772,732
Essex Property Trust, Inc.	13,931	3,101,319
Excel Trust, Inc.	20,500	325,745
Extra Space Storage, Inc.	23,828	1,668,675
Federal Realty Investment Trust	15,134	2,035,069
FelCor Lodging Trust, Inc.	27,468	295,006
First Industrial Realty Trust, Inc.	19,620	382,786
First Potomac Realty Trust	31,140	314,514
Forest City Enterprises, Inc., Class A *	34,300	790,958
Forestar Group, Inc. *	28,380	378,873
Franklin Street Properties Corp.	33,064	383,873
Gaming & Leisure Properties, Inc.	20,487	749,824
General Growth Properties, Inc.	141,880	4,019,460
Government Properties Income Trust	16,262	317,434
Hatteras Financial Corp.	20,220	363,151
HCP, Inc.	100,875	3,905,880
Health Care REIT, Inc.	72,706	5,108,324
Healthcare Realty Trust, Inc.	17,964	427,902
Healthcare Trust of America, Inc., Class A	25,620	635,120
Hersha Hospitality Trust	55,798	354,875
Highwoods Properties, Inc.	21,818	915,265
Home Properties, Inc.	11,772	874,895
Hospitality Properties Trust	32,458	979,907
Host Hotels & Resorts, Inc.	160,002	3,187,240
Hudson Pacific Properties, Inc.	19,974	609,007
Inland Real Estate Corp.	15,984	162,078
Invesco Mortgage Capital, Inc.	31,576	501,111
Investors Real Estate Trust	46,744	338,427
Iron Mountain, Inc.	44,147	1,610,041
iStar Financial, Inc. *	15,720	223,381
Jones Lang LaSalle, Inc.	9,810	1,699,386
Kennedy-Wilson Holdings, Inc.	14,602	373,373
Kilroy Realty Corp.	18,544	1,280,834
Kimco Realty Corp.	88,290	2,115,428
Kite Realty Group Trust	17,972	486,143
Lamar Advertising Co., Class A	18,350	1,112,377
LaSalle Hotel Properties	22,354	815,027
Lexington Realty Trust	39,254	360,352
Liberty Property Trust	31,640	1,105,502
LTC Properties, Inc.	6,080	255,907
Medical Properties Trust, Inc.	44,802	607,515
MFA Financial, Inc.	76,518	607,553
Mid-America Apartment Communities, Inc.	17,254	1,318,033
Monogram Residential Trust, Inc.	57,660	551,806
National Health Investors, Inc.	6,111	404,182
National Retail Properties, Inc.	26,175	981,824
New Residential Investment Corp.	33,777	576,236
New Senior Investment Group, Inc.	25,123	400,712
New York Mortgage Trust, Inc. (a)	17,697	140,160
New York REIT, Inc.	32,368	300,051
NorthStar Realty Finance Corp.	47,989	870,520
Omega Healthcare Investors, Inc.	45,774	1,649,237
One Liberty Properties, Inc.	25,340	562,548
Security	Number of Shares	Value ($)
Outfront Media, Inc.	28,820	798,602
Paramount Group, Inc.	20,130	369,184
Parkway Properties, Inc.	14,637	251,610
Pebblebrook Hotel Trust	16,814	720,984
Pennsylvania Real Estate Investment Trust	13,734	306,543
PennyMac Mortgage Investment Trust	19,102	350,904
Piedmont Office Realty Trust, Inc., Class A	39,240	674,536
Plum Creek Timber Co., Inc.	38,162	1,574,564
Post Properties, Inc.	11,772	668,767
Potlatch Corp.	9,810	355,907
Prologis, Inc.	108,084	4,279,046
PS Business Parks, Inc.	4,202	307,166
Public Storage	31,392	6,075,608
QTS Realty Trust, Inc., Class A	6,860	255,398
RAIT Financial Trust	65,485	416,485
Ramco-Gershenson Properties Trust	14,576	250,999
Rayonier, Inc.	27,468	709,224
Realogy Holdings Corp. *	32,279	1,515,499
Realty Income Corp.	51,666	2,354,420
Redwood Trust, Inc.	21,582	347,686
Regency Centers Corp.	19,620	1,238,807
Retail Opportunity Investments Corp.	18,432	300,995
Retail Properties of America, Inc., Class A	51,492	772,380
RLJ Lodging Trust	30,483	921,501
Rouse Properties, Inc.	21,176	365,709
Ryman Hospitality Properties, Inc.	10,559	581,906
Sabra Health Care REIT, Inc.	14,924	395,486
Saul Centers, Inc.	2,317	116,707
Select Income REIT	10,619	248,909
Senior Housing Properties Trust	55,909	1,118,739
Silver Bay Realty Trust Corp.	8,933	137,926
Simon Property Group, Inc.	67,488	12,242,323
SL Green Realty Corp.	20,320	2,411,171
Sovran Self Storage, Inc.	8,447	770,451
Spirit Realty Capital, Inc.	88,570	955,670
STAG Industrial, Inc.	11,814	251,638
Starwood Property Trust, Inc.	51,391	1,227,731
Starwood Waypoint Residential Trust	8,549	215,606
Strategic Hotels & Resorts, Inc. *	51,878	626,686
Summit Hotel Properties, Inc.	20,500	273,880
Sun Communities, Inc.	10,004	631,352
Sunstone Hotel Investors, Inc.	40,506	618,122
Tanger Factory Outlet Centers, Inc.	19,825	666,715
Taubman Centers, Inc.	13,734	1,016,728
The Geo Group, Inc.	17,730	672,499
The Howard Hughes Corp. *	7,386	1,087,884
The Macerich Co.	29,430	2,416,497
The St. Joe Co. *	21,582	343,801
Two Harbors Investment Corp.	75,140	803,247
UDR, Inc.	53,327	1,736,327
Universal Health Realty Income Trust	3,924	187,960
Urban Edge Properties	18,750	405,000
Urstadt Biddle Properties, Inc., Class A	11,820	237,818
Ventas, Inc.	70,258	4,673,562
Vornado Realty Trust	37,558	3,751,669
Washington Real Estate Investment Trust	13,734	344,037
    13

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Weingarten Realty Investors	27,468	926,496
Western Asset Mortgage Capital Corp. (a)	8,964	136,253
Weyerhaeuser Co.	124,179	4,043,268
Whitestone REIT	23,220	325,777
WP Carey, Inc.	19,816	1,262,081
WP GLIMCHER, Inc.	39,598	557,144
Xenia Hotels & Resorts, Inc.	24,898	561,699
		197,112,734
Retailing 4.6%
Aaron's, Inc.	17,658	618,560
Abercrombie & Fitch Co., Class A	15,091	308,913
Advance Auto Parts, Inc.	15,710	2,407,086
Amazon.com, Inc. *	82,831	35,553,550
American Eagle Outfitters, Inc.	41,983	687,262
ANN, Inc. *	11,889	555,811
Asbury Automotive Group, Inc. *	6,212	528,765
Ascena Retail Group, Inc. *	31,392	463,974
AutoNation, Inc. *	13,792	860,759
AutoZone, Inc. *	6,806	4,584,658
Barnes & Noble, Inc. *	8,413	197,874
Bed Bath & Beyond, Inc. *	47,160	3,363,451
Best Buy Co., Inc.	64,403	2,234,784
Big Lots, Inc.	13,862	608,542
Blue Nile, Inc. *	2,215	61,156
Burlington Stores, Inc. *	13,482	711,445
Cabela's, Inc. *	10,092	514,692
Caleres, Inc.	11,784	364,479
CarMax, Inc. *	49,050	3,484,512
Chico's FAS, Inc.	39,240	651,776
Conn's, Inc. *(a)	8,780	324,772
Core-Mark Holding Co., Inc.	3,924	210,758
CST Brands, Inc.	16,397	652,109
Dick's Sporting Goods, Inc.	20,020	1,075,474
Dillard's, Inc., Class A	7,848	910,446
Dollar General Corp.	65,072	4,723,576
Dollar Tree, Inc. *	44,292	3,321,457
DSW, Inc., Class A	16,126	558,766
Expedia, Inc.	22,580	2,421,931
Express, Inc. *	18,150	320,166
Family Dollar Stores, Inc.	20,098	1,557,997
Five Below, Inc. *	8,024	266,798
Foot Locker, Inc.	35,316	2,231,971
GameStop Corp., Class A (a)	25,894	1,124,059
Genesco, Inc. *	5,886	389,594
Genuine Parts Co.	33,354	3,017,536
GNC Holdings, Inc., Class A	20,506	913,337
Group 1 Automotive, Inc.	5,886	484,477
Groupon, Inc. *	78,835	502,967
Hibbett Sports, Inc. *	4,518	210,313
HSN, Inc.	7,942	532,988
J.C. Penney Co., Inc. *(a)	69,389	596,052
Kohl's Corp.	45,584	2,985,296
L Brands, Inc.	51,206	4,430,343
Liberty Interactive Corp., Class A *	101,245	2,831,823
Liberty TripAdvisor Holdings, Inc., Class A *	15,868	443,987
Liberty Ventures, Series A *	30,080	1,248,320
Lithia Motors, Inc., Class A	3,924	417,710
LKQ Corp. *	63,184	1,805,167
Security	Number of Shares	Value ($)
Lowe's Cos., Inc.	212,233	14,852,065
Macy's, Inc.	79,089	5,295,009
Mattress Firm Holding Corp. *	3,133	185,098
Monro Muffler Brake, Inc.	6,096	359,725
Murphy USA, Inc. *	10,084	587,191
Netflix, Inc. *	12,972	8,095,306
Nordstrom, Inc.	31,933	2,319,613
O'Reilly Automotive, Inc. *	23,979	5,264,110
Office Depot, Inc. *	108,304	1,003,978
Orbitz Worldwide, Inc. *	22,743	256,314
Outerwall, Inc. (a)	5,959	456,817
Penske Automotive Group, Inc.	8,202	423,305
Pier 1 Imports, Inc.	23,544	299,244
Pool Corp.	11,772	780,248
Rent-A-Center, Inc.	12,037	364,119
Restoration Hardware Holdings, Inc. *	6,046	549,944
Ross Stores, Inc.	49,258	4,761,771
Sally Beauty Holdings, Inc. *	33,354	1,040,978
Sears Holdings Corp. *(a)	10,113	434,353
Select Comfort Corp. *	13,734	427,814
Shutterfly, Inc. *	7,864	365,676
Signet Jewelers Ltd.	17,658	2,283,709
Sonic Automotive, Inc., Class A	9,820	228,315
Stage Stores, Inc.	7,848	127,059
Staples, Inc.	141,547	2,330,571
Target Corp.	135,652	10,759,917
The Buckle, Inc. (a)	5,886	250,626
The Cato Corp., Class A	5,905	220,197
The Children's Place, Inc.	4,318	282,397
The Finish Line, Inc., Class A	10,254	268,347
The Gap, Inc.	55,844	2,140,501
The Home Depot, Inc.	285,383	31,797,374
The Men's Wearhouse, Inc.	11,772	682,894
The Michaels Cos., Inc. *	10,270	280,987
The Priceline Group, Inc. *	11,254	13,190,138
The TJX Cos., Inc.	149,606	9,631,634
Tiffany & Co.	25,553	2,395,083
Tractor Supply Co.	31,392	2,735,499
TripAdvisor, Inc. *	23,618	1,801,109
Tuesday Morning Corp. *	18,922	242,580
Ulta Salon, Cosmetics & Fragrance, Inc. *	13,734	2,096,083
Urban Outfitters, Inc. *	23,886	821,201
Vitamin Shoppe, Inc. *	7,848	311,566
Williams-Sonoma, Inc.	18,052	1,419,068
		233,691,772
Semiconductors & Semiconductor Equipment 2.6%
Advanced Energy Industries, Inc. *	6,445	183,811
Advanced Micro Devices, Inc. *	129,702	295,721
Altera Corp.	70,632	3,450,373
Amkor Technology, Inc. *	29,690	200,704
Analog Devices, Inc.	67,386	4,579,553
Applied Materials, Inc.	266,865	5,371,992
Applied Micro Circuits Corp. *	65,846	420,756
Atmel Corp.	98,100	870,147
Avago Technologies Ltd.	55,486	8,215,812
Broadcom Corp., Class A	118,104	6,714,212
Brooks Automation, Inc.	15,696	176,423
Cabot Microelectronics Corp. *	5,886	271,815
Cavium, Inc. *	9,996	703,419
14

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Cirrus Logic, Inc. *	15,797	596,337
Cree, Inc. *(a)	25,156	761,724
Cypress Semiconductor Corp. *	54,936	754,271
Diodes, Inc. *	7,848	207,815
Entegris, Inc. *	29,430	409,960
Fairchild Semiconductor International, Inc. *	26,100	519,912
First Solar, Inc. *	14,698	730,638
FormFactor, Inc. *	32,176	299,559
Freescale Semiconductor Ltd. *	20,716	934,706
Integrated Device Technology, Inc. *	29,994	709,508
Intel Corp.	1,038,738	35,794,911
Intersil Corp., Class A	29,956	404,406
KLA-Tencor Corp.	37,278	2,224,005
Kulicke & Soffa Industries, Inc. *	17,658	234,145
Lam Research Corp.	39,259	3,229,053
Lattice Semiconductor Corp. *	24,268	151,918
Linear Technology Corp.	49,203	2,354,364
Marvell Technology Group Ltd.	87,124	1,218,865
Maxim Integrated Products, Inc.	62,878	2,205,131
Micrel, Inc.	9,975	138,852
Microchip Technology, Inc.	41,202	2,024,254
Micron Technology, Inc. *	226,265	6,319,581
Microsemi Corp. *	21,582	785,369
MKS Instruments, Inc.	11,772	443,922
Monolithic Power Systems, Inc.	6,344	346,382
Nanometrics, Inc. *	15,434	239,844
NVIDIA Corp.	111,076	2,458,112
OmniVision Technologies, Inc. *	12,012	323,844
ON Semiconductor Corp. *	94,176	1,248,774
PMC-Sierra, Inc. *	47,088	427,559
Power Integrations, Inc.	5,914	300,195
Qorvo, Inc. *	33,521	2,753,750
Rambus, Inc. *	23,544	359,988
Semtech Corp. *	15,696	335,267
Silicon Laboratories, Inc. *	9,810	543,866
Skyworks Solutions, Inc.	41,202	4,505,851
SunEdison Semiconductor Ltd. *	10,000	241,800
SunEdison, Inc. *	53,028	1,589,249
SunPower Corp. *	16,093	489,066
Synaptics, Inc. *	7,848	781,975
Teradyne, Inc.	39,240	829,926
Tessera Technologies, Inc.	11,772	453,811
Texas Instruments, Inc.	236,204	13,208,528
Veeco Instruments, Inc. *	7,995	242,089
Xilinx, Inc.	58,006	2,750,644
		129,338,464
Software & Services 10.4%
Accenture plc, Class A	135,831	13,045,209
ACI Worldwide, Inc. *	24,114	574,154
Activision Blizzard, Inc.	104,532	2,640,478
Actua Corp. *	29,180	370,878
Acxiom Corp. *	19,620	325,103
Adobe Systems, Inc. *	104,255	8,245,528
Advent Software, Inc.	7,848	343,428
Akamai Technologies, Inc. *	39,240	2,992,835
Alliance Data Systems Corp. *	13,088	3,900,617
Amdocs Ltd.	33,942	1,861,719
ANSYS, Inc. *	19,767	1,759,263
AOL, Inc. *	21,640	1,082,216
Security	Number of Shares	Value ($)
Aspen Technology, Inc. *	19,773	846,284
Autodesk, Inc. *	49,050	2,656,057
Automatic Data Processing, Inc.	104,180	8,908,432
Bankrate, Inc. *	29,630	361,486
Blackbaud, Inc.	13,734	704,005
Blackhawk Network Holdings, Inc. *	8,518	293,019
Booz Allen Hamilton Holding Corp.	16,917	428,846
Bottomline Technologies (de), Inc. *	9,810	258,297
Broadridge Financial Solutions, Inc.	27,489	1,489,354
BroadSoft, Inc. *	10,290	375,688
CA, Inc.	73,047	2,224,281
CACI International, Inc., Class A *	5,886	503,959
Cadence Design Systems, Inc. *	65,562	1,297,472
Cardtronics, Inc. *	9,810	358,065
Cass Information Systems, Inc.	2,202	109,792
CDK Global, Inc.	34,434	1,834,988
Citrix Systems, Inc. *	35,463	2,305,450
Cognizant Technology Solutions Corp., Class A *	131,994	8,542,652
CommVault Systems, Inc. *	9,810	435,858
Computer Sciences Corp.	33,354	2,288,084
comScore, Inc. *	6,567	371,561
Constant Contact, Inc. *	6,938	189,130
Convergys Corp.	27,468	682,030
CoreLogic, Inc. *	22,023	858,457
Cornerstone OnDemand, Inc. *	16,048	499,574
CoStar Group, Inc. *	7,086	1,480,336
CSG Systems International, Inc.	7,848	244,779
Cvent, Inc. *	11,110	292,860
Dealertrack Technologies, Inc. *	8,848	368,962
Demandware, Inc. *	6,125	381,465
DHI Group, Inc. *	11,790	99,861
DST Systems, Inc.	7,848	929,203
EarthLink Holdings Corp.	63,984	444,049
eBay, Inc. *	243,721	14,954,721
Ebix, Inc. (a)	8,280	294,768
Electronic Arts, Inc. *	70,632	4,432,511
Endurance International Group Holdings, Inc. *(a)	14,406	292,874
Envestnet, Inc. *	6,342	277,843
EPAM Systems, Inc. *	4,430	318,561
Equinix, Inc.	11,408	3,058,143
Euronet Worldwide, Inc. *	11,772	703,966
EVERTEC, Inc.	11,830	262,981
ExlService Holdings, Inc. *	5,886	211,307
Facebook, Inc., Class A *	454,417	35,985,282
FactSet Research Systems, Inc.	9,810	1,620,318
Fair Isaac Corp.	6,342	556,320
Fidelity National Information Services, Inc.	65,186	4,087,162
FireEye, Inc. *	6,443	300,050
Fiserv, Inc. *	53,538	4,291,071
FleetCor Technologies, Inc. *	15,857	2,412,484
Fortinet, Inc. *	27,546	1,103,493
Gartner, Inc. *	19,620	1,716,358
Genpact Ltd. *	27,921	627,943
Gigamon, Inc. *	14,434	443,990
Global Cash Access Holdings, Inc. *	13,805	106,713
Global Payments, Inc.	16,238	1,694,922
Gogo, Inc. *(a)	13,860	296,604
Google, Inc., Class A *	61,694	33,642,972
Google, Inc., Class C *	62,562	33,289,866
    15

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
GrubHub, Inc. *	4,900	197,568
Guidewire Software, Inc. *	14,271	691,430
Heartland Payment Systems, Inc.	6,485	346,623
HomeAway, Inc. *	18,776	527,042
IAC/InterActiveCorp	17,658	1,325,586
IGATE Corp. *	8,299	394,285
Imperva, Inc. *	6,350	386,143
Infoblox, Inc. *	10,425	270,946
Informatica Corp. *	22,182	1,073,609
Internap Corp. *	35,054	341,426
International Business Machines Corp.	198,678	33,705,723
Intuit, Inc.	63,356	6,598,527
j2 Global, Inc.	9,931	659,518
Jack Henry & Associates, Inc.	19,620	1,276,870
Leidos Holdings, Inc.	14,626	621,605
LendingClub Corp. *	15,040	288,918
LinkedIn Corp., Class A *	23,375	4,556,489
LivePerson, Inc. *	12,700	121,539
LogMeIn, Inc. *	4,378	277,872
Manhattan Associates, Inc. *	23,544	1,291,388
ManTech International Corp., Class A	9,955	283,518
Marketo, Inc. *	7,350	219,250
MasterCard, Inc., Class A	212,395	19,595,563
MAXIMUS, Inc.	12,610	824,316
Mentor Graphics Corp.	20,532	536,091
Microsoft Corp.	1,788,097	83,790,225
MicroStrategy, Inc., Class A *	1,962	345,273
Monotype Imaging Holdings, Inc.	7,848	203,577
Monster Worldwide, Inc. *	39,500	239,765
NetScout Systems, Inc. *(a)	6,398	256,432
NetSuite, Inc. *	8,383	783,140
NeuStar, Inc., Class A *(a)	11,886	324,726
NIC, Inc.	11,772	198,358
Nuance Communications, Inc. *	50,325	848,983
Oracle Corp.	701,446	30,505,887
Pandora Media, Inc. *	35,464	662,113
Paychex, Inc.	70,632	3,489,927
Pegasystems, Inc.	8,092	176,891
Perficient, Inc. *	27,006	510,954
Progress Software Corp. *	12,250	322,542
Proofpoint, Inc. *	12,303	727,476
PROS Holdings, Inc. *	4,430	85,277
PTC, Inc. *	25,733	1,062,001
Qlik Technologies, Inc. *	18,815	680,539
Qualys, Inc. *	6,974	283,981
Rackspace Hosting, Inc. *	23,544	943,879
Red Hat, Inc. *	41,202	3,183,679
Rovi Corp. *	23,882	400,262
Sabre Corp.	10,405	271,466
salesforce.com, Inc. *	131,353	9,555,931
Science Applications International Corp.	8,358	442,974
SciQuest, Inc. *	17,758	270,987
ServiceNow, Inc. *	27,487	2,105,779
ServiceSource International, Inc. *	68,124	298,383
Shutterstock, Inc. *	2,205	141,098
Silver Spring Networks, Inc. *	24,632	336,719
SolarWinds, Inc. *	12,349	585,960
Solera Holdings, Inc.	14,134	697,230
Splunk, Inc. *	26,517	1,793,080
SPS Commerce, Inc. *	2,848	185,177
Security	Number of Shares	Value ($)
SS&C Technologies Holdings, Inc.	12,524	738,039
Sykes Enterprises, Inc. *	8,360	202,563
Symantec Corp.	155,581	3,831,182
Synchronoss Technologies, Inc. *	7,848	345,626
Synopsys, Inc. *	31,645	1,578,769
Syntel, Inc. *	4,744	225,387
Tableau Software, Inc., Class A *	6,975	789,640
Take-Two Interactive Software, Inc. *	19,620	536,999
TeleTech Holdings, Inc.	7,918	201,276
Teradata Corp. *	34,358	1,337,901
Textura Corp. *(a)	12,172	354,327
The Ultimate Software Group, Inc. *	5,886	952,296
The Western Union Co.	115,186	2,528,333
TiVo, Inc. *	29,430	309,898
Total System Services, Inc.	33,889	1,396,227
Twitter, Inc. *	111,316	4,081,958
Tyler Technologies, Inc. *	7,848	953,375
Unisys Corp. *	9,810	201,497
Vantiv, Inc., Class A *	31,655	1,266,200
VASCO Data Security International, Inc. *(a)	10,600	282,384
VeriFone Systems, Inc. *	26,400	1,007,688
Verint Systems, Inc. *	12,931	836,248
VeriSign, Inc. *	24,226	1,530,841
Virtusa Corp. *	4,530	206,115
Visa, Inc., Class A	424,520	29,156,034
VMware, Inc., Class A *	17,850	1,558,662
Web.com Group, Inc. *	7,848	177,914
WebMD Health Corp. *	10,222	469,190
WEX, Inc. *	7,995	906,553
Workday, Inc., Class A *	19,092	1,506,741
Xerox Corp.	237,480	2,712,022
Xoom Corp. *	8,300	156,123
Yahoo! Inc. *	200,627	8,613,920
Yelp, Inc. *	12,231	585,987
Zillow Group, Inc., Class A *(a)	9,020	824,338
		522,673,756
Technology Hardware & Equipment 6.5%
3D Systems Corp. *(a)	22,621	494,721
ADTRAN, Inc.	13,734	236,499
Amphenol Corp., Class A	70,632	4,029,556
Anixter International, Inc. *	5,933	403,444
Apple, Inc.	1,270,850	165,566,338
ARRIS Group, Inc. *	29,430	971,484
Arrow Electronics, Inc. *	22,223	1,350,936
Avnet, Inc.	33,354	1,467,910
AVX Corp.	13,792	195,708
Badger Meter, Inc.	2,448	157,945
Belden, Inc.	11,772	993,792
Benchmark Electronics, Inc. *	11,960	277,950
Brocade Communications Systems, Inc.	98,465	1,217,520
CalAmp Corp. *	8,392	165,658
CDW Corp.	26,128	969,349
Checkpoint Systems, Inc.	10,240	100,045
Ciena Corp. *	19,620	473,234
Cisco Systems, Inc.	1,109,423	32,517,188
Cognex Corp. *	19,620	990,221
Coherent, Inc. *	5,886	366,345
CommScope Holding Co., Inc. *	18,793	585,778
16

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Comtech Telecommunications Corp.	4,066	122,143
Corning, Inc.	282,748	5,915,088
Cray, Inc. *	15,176	464,082
Daktronics, Inc.	10,075	108,609
Diebold, Inc.	13,734	469,428
Dolby Laboratories, Inc., Class A	10,252	401,366
DTS, Inc. *	4,030	127,872
EchoStar Corp., Class A *	8,122	406,912
Electro Rent Corp.	4,530	46,523
Electronics For Imaging, Inc. *	9,810	424,086
EMC Corp.	436,780	11,504,785
F5 Networks, Inc. *	16,341	2,053,900
Fabrinet *	7,860	142,895
FARO Technologies, Inc. *	5,886	256,806
FEI Co.	8,919	727,790
Finisar Corp. *	19,620	429,678
FLIR Systems, Inc.	33,354	1,018,965
Harmonic, Inc. *	31,568	214,978
Harris Corp.	27,860	2,207,069
Hewlett-Packard Co.	402,746	13,451,716
Infinera Corp. *	39,240	809,914
Ingram Micro, Inc., Class A *	33,354	894,221
Insight Enterprises, Inc. *	9,810	287,727
InterDigital, Inc.	9,810	575,160
InvenSense, Inc. *(a)	13,866	196,343
IPG Photonics Corp. *	5,980	567,143
Itron, Inc. *	7,848	281,665
Jabil Circuit, Inc.	43,164	1,060,540
JDS Uniphase Corp. *	52,974	679,127
Juniper Networks, Inc.	86,497	2,404,617
Keysight Technologies, Inc. *	37,278	1,224,955
Knowles Corp. *(a)	18,022	348,726
Lexmark International, Inc., Class A	12,947	595,303
Littelfuse, Inc.	3,924	379,451
Maxwell Technologies, Inc. *(a)	24,632	125,623
Methode Electronics, Inc.	8,460	397,028
Motorola Solutions, Inc.	50,199	2,961,741
MTS Systems Corp.	2,393	162,820
National Instruments Corp.	21,582	645,518
NCR Corp. *	33,354	1,002,288
NetApp, Inc.	70,708	2,361,647
NETGEAR, Inc. *	7,848	243,210
Newport Corp. *	7,960	150,364
Nimble Storage, Inc. *(a)	10,100	261,388
OSI Systems, Inc. *	3,971	286,865
Palo Alto Networks, Inc. *	15,260	2,586,417
Plantronics, Inc.	11,772	649,461
Plexus Corp. *	6,428	292,345
Polycom, Inc. *	29,560	398,173
QLogic Corp. *	12,582	195,273
QUALCOMM, Inc.	360,162	25,096,088
Rofin-Sinar Technologies, Inc. *	6,079	172,948
Rogers Corp. *	2,448	176,868
SanDisk Corp.	48,205	3,296,258
Sanmina Corp. *	15,696	339,975
ScanSource, Inc. *	4,500	175,050
Seagate Technology plc	69,862	3,887,122
ShoreTel, Inc. *	52,212	359,219
Silicon Graphics International Corp. *	24,132	154,927
Sonus Networks, Inc. *	11,058	86,584
Super Micro Computer, Inc. *	7,892	264,066
SYNNEX Corp.	4,380	362,095
Security	Number of Shares	Value ($)
TE Connectivity Ltd.	90,350	6,234,150
Tech Data Corp. *	9,810	619,207
Trimble Navigation Ltd. *	54,936	1,287,700
Ubiquiti Networks, Inc.	6,490	206,382
Universal Display Corp. *	8,390	450,627
ViaSat, Inc. *	9,810	617,932
Vishay Intertechnology, Inc.	29,901	389,311
Western Digital Corp.	45,820	4,461,035
Zebra Technologies Corp., Class A *	11,772	1,290,682
		326,979,591
Telecommunication Services 2.0%
8x8, Inc. *	68,288	569,522
AT&T, Inc.	1,125,444	38,872,836
Atlantic Tele-Network, Inc.	3,924	263,104
CenturyLink, Inc.	122,418	4,069,174
Cincinnati Bell, Inc. *	45,559	166,746
Cogent Communications Holdings, Inc.	9,810	308,230
Consolidated Communications Holdings, Inc.	17,934	371,592
Frontier Communications Corp.	213,858	1,101,369
General Communication, Inc., Class A *	13,823	222,136
Globalstar, Inc. *(a)	52,987	140,415
inContact, Inc. *	46,830	455,188
Iridium Communications, Inc. *	19,050	197,167
Level 3 Communications, Inc. *	59,695	3,311,879
Premiere Global Services, Inc. *	13,734	138,713
SBA Communications Corp., Class A *	27,749	3,102,616
Shenandoah Telecommunications Co.	8,192	257,475
Spok Holdings, Inc.	11,888	206,257
Sprint Corp. *	185,048	860,473
T-Mobile US, Inc. *	55,066	2,140,966
Telephone & Data Systems, Inc.	25,506	757,273
United States Cellular Corp. *	3,924	153,428
Verizon Communications, Inc.	905,874	44,786,411
Vonage Holdings Corp. *	76,572	356,825
Windstream Holdings, Inc. (a)	21,249	172,861
		102,982,656
Transportation 2.2%
Air Transport Services Group, Inc. *	33,554	352,988
Alaska Air Group, Inc.	31,392	2,029,179
Allegiant Travel Co.	3,924	617,912
AMERCO	967	318,143
American Airlines Group, Inc.	155,738	6,598,619
ArcBest Corp.	6,235	213,175
Atlas Air Worldwide Holdings, Inc. *	6,000	326,880
Avis Budget Group, Inc. *	22,268	1,135,668
C.H. Robinson Worldwide, Inc.	32,152	1,984,743
Con-way, Inc.	11,858	479,893
CSX Corp.	218,304	7,439,800
Delta Air Lines, Inc.	179,490	7,703,711
Expeditors International of Washington, Inc.	45,126	2,068,576
FedEx Corp.	57,279	9,921,868
Forward Air Corp.	7,848	407,076
    17

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Genesee & Wyoming, Inc., Class A *	9,810	807,755
Hawaiian Holdings, Inc. *	12,636	306,044
Heartland Express, Inc.	10,315	219,194
Hertz Global Holdings, Inc. *	96,438	1,918,152
Hub Group, Inc., Class A *	7,976	338,342
J.B. Hunt Transport Services, Inc.	20,358	1,710,479
JetBlue Airways Corp. *	60,822	1,226,171
Kansas City Southern	23,568	2,132,904
Kirby Corp. *	11,772	903,030
Knight Transportation, Inc.	9,810	280,566
Landstar System, Inc.	9,272	606,389
Matson, Inc.	9,810	395,147
Norfolk Southern Corp.	68,734	6,323,528
Old Dominion Freight Line, Inc. *	14,292	971,999
Ryder System, Inc.	11,772	1,078,904
Saia, Inc. *	5,064	207,320
SkyWest, Inc.	28,004	414,459
Southwest Airlines Co.	152,613	5,654,312
Spirit Airlines, Inc. *	15,921	1,012,098
Swift Transportation Co. *	24,093	560,644
Union Pacific Corp.	193,494	19,525,479
United Continental Holdings, Inc. *	78,662	4,294,159
United Parcel Service, Inc., Class B	151,999	15,081,341
UTi Worldwide, Inc. *	19,800	190,476
Werner Enterprises, Inc.	8,436	232,159
Wesco Aircraft Holdings, Inc. *	10,086	148,869
XPO Logistics, Inc. *	16,924	831,984
		108,970,135
Utilities 3.0%
AES Corp.	137,751	1,873,414
AGL Resources, Inc.	24,141	1,215,982
ALLETE, Inc.	9,810	493,934
Alliant Energy Corp.	23,544	1,443,247
Ameren Corp.	51,470	2,070,638
American Electric Power Co., Inc.	105,948	5,963,813
American States Water Co.	7,848	301,599
American Water Works Co., Inc.	37,281	1,971,046
Aqua America, Inc.	36,138	951,152
Atmos Energy Corp.	23,602	1,274,980
Avista Corp.	15,696	502,272
Black Hills Corp.	8,372	400,014
California Water Service Group	18,526	442,586
Calpine Corp. *	84,372	1,695,877
CenterPoint Energy, Inc.	90,811	1,849,820
Chesapeake Utilities Corp.	4,178	219,888
Cleco Corp.	16,772	909,881
CMS Energy Corp.	58,860	2,009,480
Connecticut Water Service, Inc.	4,178	147,275
Consolidated Edison, Inc.	62,784	3,882,563
Dominion Resources, Inc.	128,194	9,040,241
DTE Energy Co.	37,962	3,007,729
Duke Energy Corp.	153,631	11,634,476
Dynegy, Inc. *	21,814	705,465
Edison International	69,176	4,206,593
El Paso Electric Co.	9,810	356,790
Entergy Corp.	39,240	3,000,683
Eversource Energy	67,327	3,315,855
Exelon Corp.	184,808	6,252,055
FirstEnergy Corp.	90,332	3,223,046
Great Plains Energy, Inc.	31,898	831,581
Security	Number of Shares	Value ($)
Hawaiian Electric Industries, Inc.	27,472	838,995
IDACORP, Inc.	11,772	700,081
Integrys Energy Group, Inc.	16,096	1,157,463
ITC Holdings Corp.	33,422	1,179,462
MDU Resources Group, Inc.	39,746	832,281
MGE Energy, Inc.	12,552	486,139
Middlesex Water Co.	4,196	91,599
National Fuel Gas Co.	17,744	1,140,052
New Jersey Resources Corp.	19,620	589,973
NextEra Energy, Inc.	94,590	9,680,341
NiSource, Inc.	72,525	3,421,729
Northwest Natural Gas Co.	7,848	350,806
NorthWestern Corp.	11,402	593,132
NRG Energy, Inc.	73,985	1,864,422
NRG Yield, Inc., Class A (a)	8,130	215,445
NRG Yield, Inc., Class C (a)	8,130	220,079
OGE Energy Corp.	44,012	1,386,378
ONE Gas, Inc.	10,749	476,503
Ormat Technologies, Inc.	8,263	306,557
Otter Tail Corp.	14,474	391,087
Pattern Energy Group, Inc.	8,164	232,184
Pepco Holdings, Inc.	55,228	1,504,963
PG&E Corp.	104,184	5,570,718
Piedmont Natural Gas Co., Inc.	18,106	675,173
Pinnacle West Capital Corp.	23,544	1,434,300
PNM Resources, Inc.	17,658	469,526
Portland General Electric Co.	15,696	548,732
PPL Corp.	141,552	4,913,270
Public Service Enterprise Group, Inc.	109,872	4,683,843
Questar Corp.	37,431	849,684
SCANA Corp.	31,444	1,671,563
Sempra Energy	51,104	5,492,147
SJW Corp.	8,713	262,436
South Jersey Industries, Inc.	15,696	414,217
Southwest Gas Corp.	9,810	534,253
TECO Energy, Inc.	50,366	949,399
The Empire District Electric Co.	8,204	191,481
The Laclede Group, Inc.	10,250	548,478
The Southern Co.	198,277	8,662,722
UGI Corp.	35,316	1,320,818
UIL Holdings Corp.	12,273	622,118
Unitil Corp.	6,346	214,749
Vectren Corp.	17,658	751,701
Westar Energy, Inc.	25,992	953,127
WGL Holdings, Inc.	11,772	677,361
Wisconsin Energy Corp.	51,012	2,462,859
Xcel Energy, Inc.	107,964	3,676,174
		151,404,495
Total Common Stock
(Cost $3,981,113,051)		5,026,519,675

Rights 0.0% of net assets
Telecommunication Services 0.0%
Contra Leap Wireless CVR *(c)(d)	8,528	21,491
Total Rights
(Cost $21,491)		21,491

18

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Other Investment Companies 0.5% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	3,768,470	3,768,470
Securities Lending Collateral 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	22,769,586	22,769,586
Total Other Investment Companies
(Cost $26,538,056)		26,538,056

End of Investments

At 05/31/15, the tax basis cost of the fund's investments was $4,008,335,414 and the unrealized appreciation and depreciation were $1,101,047,201 and ($56,303,393), respectively, with a net unrealized appreciation of $1,044,743,808.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $22,550,134. Non-cash collateral pledged to the fund for securities on loan amounted to $520,969.
(b)	Issuer is affiliated with the fund's adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $21,491 or 0.0% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 05/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/19/15	50	5,265,000	(25,846)

Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to
    19

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
20

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$5,026,519,675	$—	$—	$5,026,519,675
Rights [1]	—	—	21,491	21,491
Other Investment Companies[1]	26,538,056	—	—	26,538,056
Total	$5,053,057,731	$—	$21,491	$5,053,079,222
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($25,846)	$—	$—	($25,846)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2014	Realized Gains (Losses)	Change in Unrealized Gains (Losses)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of May 31, 2015
Rights	$21,491	$—	$—	$—	$—	$—	$—	$21,491
Total	$21,491	$—	$—	$—	$—	$—	$—	$21,491
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2015.
REG54093MAY15
    21

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF™
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	3,590,498,518	4,455,372,782
0.1%	Other Investment Companies	6,525,270	6,525,270
99.8%	Total Investments	3,597,023,788	4,461,898,052
0.2%	Other Assets and Liabilities, Net		6,776,950
100.0%	Net Assets		4,468,675,002

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets
Automobiles & Components 1.2%
Autoliv, Inc.	20,323	2,563,746
BorgWarner, Inc.	48,302	2,905,365
Delphi Automotive plc	64,421	5,603,339
Ford Motor Co.	871,235	13,216,635
General Motors Co.	293,982	10,574,533
Harley-Davidson, Inc.	47,787	2,556,127
Johnson Controls, Inc.	142,240	7,399,325
Lear Corp.	16,785	1,947,396
Tesla Motors, Inc. *	21,483	5,387,936
The Goodyear Tire & Rubber Co.	59,094	1,881,848
		54,036,250
Banks 5.6%
Bank of America Corp.	2,308,725	38,093,962
BB&T Corp.	156,270	6,167,977
BOK Financial Corp.	3,876	250,700
CIT Group, Inc.	38,989	1,803,631
Citigroup, Inc.	665,060	35,966,445
Comerica, Inc.	39,061	1,912,036
Cullen/Frost Bankers, Inc.	10,931	802,445
Fifth Third Bancorp	182,564	3,695,095
First Republic Bank	29,636	1,794,460
Hudson City Bancorp, Inc.	97,573	928,407
Huntington Bancshares, Inc.	175,062	1,948,440
JPMorgan Chase & Co.	814,488	53,577,021
KeyCorp	194,828	2,840,592
M&T Bank Corp.	28,771	3,477,838
New York Community Bancorp, Inc.	93,826	1,664,473
People's United Financial, Inc.	67,348	1,047,935
Regions Financial Corp.	290,641	2,932,568
SunTrust Banks, Inc.	111,826	4,772,734
The PNC Financial Services Group, Inc.	114,419	10,948,754
U.S. Bancorp	390,063	16,815,616
Security	Number of Shares	Value ($)
Wells Fargo & Co.	1,024,758	57,345,458
Zions Bancorp	41,095	1,186,823
		249,973,410
Capital Goods 7.4%
3M Co.	138,759	22,073,782
AGCO Corp.	18,578	943,391
Allison Transmission Holdings, Inc.	35,534	1,087,340
AMETEK, Inc.	52,159	2,804,068
B/E Aerospace, Inc.	24,216	1,388,545
Carlisle Cos., Inc.	15,230	1,510,054
Caterpillar, Inc.	132,534	11,307,801
Chicago Bridge & Iron Co. N.V. (a)	22,868	1,240,818
Colfax Corp. *	24,423	1,230,675
Cummins, Inc.	37,328	5,059,810
Danaher Corp.	135,719	11,715,264
Deere & Co.	74,556	6,984,406
Donaldson Co., Inc.	28,572	1,018,878
Dover Corp.	35,924	2,708,670
Eaton Corp. plc	102,979	7,372,267
Emerson Electric Co.	148,966	8,984,139
Fastenal Co.	58,580	2,431,656
Flowserve Corp.	29,058	1,598,190
Fluor Corp.	35,014	1,968,487
Fortune Brands Home & Security, Inc.	35,863	1,644,677
General Dynamics Corp.	68,496	9,600,399
General Electric Co.	2,201,006	60,021,434
Honeywell International, Inc.	170,015	17,715,563
Hubbell, Inc., Class B	11,177	1,207,451
IDEX Corp.	22,504	1,738,659
Illinois Tool Works, Inc.	78,475	7,363,309
Ingersoll-Rand plc	57,443	3,950,930
Jacobs Engineering Group, Inc. *	28,519	1,233,732
Joy Global, Inc.	24,888	969,139
KLX, Inc. *	16,241	712,005
L-3 Communications Holdings, Inc.	18,382	2,165,583
Lincoln Electric Holdings, Inc.	17,680	1,188,273
Lockheed Martin Corp.	58,480	11,005,936
Masco Corp.	77,800	2,106,046
MSC Industrial Direct Co., Inc., Class A	9,730	674,970
Nordson Corp.	12,661	1,024,402
Northrop Grumman Corp.	44,578	7,095,926
Oshkosh Corp.	18,071	906,441
Owens Corning	28,591	1,211,115
PACCAR, Inc.	76,024	4,832,085
Pall Corp.	23,610	2,938,028
Parker-Hannifin Corp.	31,866	3,837,622
Pentair plc	39,069	2,501,588
Precision Castparts Corp.	31,246	6,612,591
Quanta Services, Inc. *	46,561	1,365,169
Raytheon Co.	66,026	6,817,845
Rockwell Automation, Inc.	28,720	3,529,401
Rockwell Collins, Inc.	28,614	2,723,767
Roper Technologies, Inc.	21,865	3,825,500
Sensata Technologies Holding N.V. *	35,579	1,960,047
    1

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Snap-on, Inc.	12,382	1,924,163
SolarCity Corp. *(a)	10,608	637,753
SPX Corp.	9,293	690,563
Stanley Black & Decker, Inc.	33,876	3,470,257
Textron, Inc.	60,182	2,721,430
The Boeing Co.	143,067	20,103,775
The Timken Co.	16,296	637,174
TransDigm Group, Inc.	10,828	2,447,561
Trinity Industries, Inc.	33,642	1,008,924
United Rentals, Inc. *	21,914	1,948,374
United Technologies Corp.	180,920	21,198,396
W.W. Grainger, Inc.	12,830	3,083,434
WABCO Holdings, Inc. *	12,668	1,601,489
Wabtec Corp.	20,355	2,041,606
Xylem, Inc.	39,004	1,426,376
		332,849,149
Commercial & Professional Services 0.8%
Cintas Corp.	21,600	1,859,544
Copart, Inc. *	23,765	822,269
Equifax, Inc.	27,850	2,794,190
IHS, Inc., Class A *	14,533	1,793,372
ManpowerGroup, Inc.	18,930	1,602,425
Nielsen N.V.	76,629	3,447,539
Republic Services, Inc.	54,614	2,200,398
Robert Half International, Inc.	29,426	1,658,744
Rollins, Inc.	24,360	604,615
Stericycle, Inc. *	18,268	2,508,196
The ADT Corp.	35,949	1,311,420
The Dun & Bradstreet Corp.	7,074	904,977
Towers Watson & Co., Class A	14,930	2,059,593
Tyco International plc	92,660	3,739,758
Verisk Analytics, Inc., Class A *	31,959	2,319,584
Waste Connections, Inc.	28,614	1,388,637
Waste Management, Inc.	92,677	4,601,413
		35,616,674
Consumer Durables & Apparel 1.5%
Carter's, Inc.	12,534	1,293,759
Coach, Inc.	60,223	2,130,088
D.R. Horton, Inc.	69,515	1,815,732
Fossil Group, Inc. *	9,662	686,099
Garmin Ltd.	25,653	1,166,698
Hanesbrands, Inc.	86,144	2,744,548
Harman International Industries, Inc.	16,264	1,960,137
Hasbro, Inc.	24,752	1,785,362
Jarden Corp. *	37,939	2,013,043
Leggett & Platt, Inc.	30,056	1,421,048
Lennar Corp., Class A	41,252	1,923,581
lululemon athletica, Inc. *	25,338	1,514,959
Mattel, Inc.	79,570	2,053,702
Michael Kors Holdings Ltd. *	44,236	2,056,974
Mohawk Industries, Inc. *	13,008	2,427,813
Newell Rubbermaid, Inc.	56,638	2,238,900
NIKE, Inc., Class B	153,674	15,624,036
NVR, Inc. *	784	1,066,710
Polaris Industries, Inc.	13,819	1,976,808
PulteGroup, Inc.	76,110	1,459,790
PVH Corp.	19,871	2,079,301
Ralph Lauren Corp.	12,601	1,643,170
Security	Number of Shares	Value ($)
Toll Brothers, Inc. *	37,742	1,365,128
Under Armour, Inc., Class A *	35,776	2,805,196
VF Corp.	74,688	5,260,276
Whirlpool Corp.	16,482	3,036,809
		65,549,667
Consumer Services 1.9%
Aramark	36,020	1,129,227
Carnival Corp.	99,207	4,596,260
Chipotle Mexican Grill, Inc. *	6,699	4,123,369
Darden Restaurants, Inc.	26,972	1,767,745
Dunkin' Brands Group, Inc.	22,019	1,174,934
Extended Stay America, Inc.	16,436	322,310
H&R Block, Inc.	57,192	1,814,702
Hilton Worldwide Holdings, Inc. *	115,956	3,358,086
Hyatt Hotels Corp., Class A *	12,795	735,201
Las Vegas Sands Corp.	78,520	3,991,172
Marriott International, Inc., Class A	45,464	3,545,737
McDonald's Corp.	209,183	20,066,925
MGM Resorts International *	80,176	1,607,529
Norwegian Cruise Line Holdings Ltd. *	20,483	1,117,552
Royal Caribbean Cruises Ltd.	36,755	2,792,645
Starbucks Corp.	331,022	17,199,903
Starwood Hotels & Resorts Worldwide, Inc.	37,874	3,134,452
Wyndham Worldwide Corp.	25,710	2,183,036
Wynn Resorts Ltd.	18,174	1,829,940
Yum! Brands, Inc.	95,509	8,606,316
		85,097,041
Diversified Financials 5.0%
Affiliated Managers Group, Inc. *	11,627	2,600,495
Ally Financial, Inc. *	104,030	2,358,360
American Express Co.	193,992	15,465,042
Ameriprise Financial, Inc.	39,857	4,965,784
Berkshire Hathaway, Inc., Class B *	397,827	56,889,261
BlackRock, Inc.	27,656	10,116,012
Capital One Financial Corp.	120,679	10,083,937
CME Group, Inc.	68,597	6,461,837
Discover Financial Services	97,835	5,700,846
Eaton Vance Corp.	26,584	1,079,310
Franklin Resources, Inc.	89,497	4,556,292
Intercontinental Exchange, Inc.	24,039	5,691,954
Invesco Ltd.	92,800	3,696,224
Legg Mason, Inc.	21,512	1,147,880
Leucadia National Corp.	75,590	1,861,782
LPL Financial Holdings, Inc.	16,644	709,700
McGraw Hill Financial, Inc.	60,548	6,281,855
Moody's Corp.	39,390	4,258,059
Morgan Stanley	339,535	12,970,237
MSCI, Inc.	23,270	1,443,904
Navient Corp.	92,535	1,783,150
Northern Trust Corp.	48,044	3,581,680
Raymond James Financial, Inc.	27,666	1,607,948
Santander Consumer USA Holdings, Inc. *	21,934	537,383
SEI Investments Co.	30,730	1,470,123
State Street Corp.	89,514	6,975,826
Synchrony Financial *	26,770	864,403
T. Rowe Price Group, Inc.	56,926	4,593,359
2

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
TD Ameritrade Holding Corp.	58,896	2,187,986
The Bank of New York Mellon Corp.	245,752	10,655,807
The Charles Schwab Corp. (b)	250,412	7,925,540
The Goldman Sachs Group, Inc.	88,850	18,319,982
The NASDAQ OMX Group, Inc.	27,248	1,410,084
Voya Financial, Inc.	51,845	2,349,097
		222,601,139
Energy 7.8%
Anadarko Petroleum Corp.	113,801	9,514,902
Antero Resources Corp. *	11,541	461,755
Apache Corp.	89,666	5,365,613
Baker Hughes, Inc.	94,009	6,059,820
Cabot Oil & Gas Corp.	91,977	3,123,539
Cameron International Corp. *	44,730	2,295,991
Cheniere Energy, Inc. *	54,606	4,140,773
Chesapeake Energy Corp.	117,745	1,661,382
Chevron Corp.	410,919	42,324,657
Cimarex Energy Co.	23,372	2,699,700
Cobalt International Energy, Inc. *	62,667	636,697
Concho Resources, Inc. *	29,871	3,593,481
ConocoPhillips	276,653	17,617,263
CONSOL Energy, Inc.	47,825	1,331,448
Continental Resources, Inc. *	18,008	820,444
Core Laboratories N.V.	4,772	560,615
CVR Energy, Inc.	3,589	139,110
Denbury Resources, Inc.	78,317	577,196
Devon Energy Corp.	83,781	5,464,197
Diamond Offshore Drilling, Inc. (a)	8,136	246,846
Dresser-Rand Group, Inc. *	16,030	1,356,138
Ensco plc, Class A	30,615	719,452
EOG Resources, Inc.	119,529	10,601,027
EQT Corp.	31,824	2,707,268
Exxon Mobil Corp.	915,859	78,031,187
FMC Technologies, Inc. *	51,272	2,142,657
Halliburton Co.	184,435	8,373,349
Helmerich & Payne, Inc.	29,058	2,120,943
Hess Corp.	52,199	3,524,476
HollyFrontier Corp.	44,607	1,857,881
Kinder Morgan, Inc.	380,922	15,804,454
Marathon Oil Corp.	166,024	4,514,193
Marathon Petroleum Corp.	60,502	6,259,537
Murphy Oil Corp.	37,386	1,624,796
Nabors Industries Ltd.	39,864	587,994
National Oilwell Varco, Inc.	88,096	4,333,442
Noble Corp. plc	18,480	309,540
Noble Energy, Inc.	94,254	4,126,440
Oasis Petroleum, Inc. *(a)	18,920	321,262
Occidental Petroleum Corp.	162,883	12,735,822
Oceaneering International, Inc.	22,985	1,167,638
ONEOK, Inc.	44,518	1,866,195
Peabody Energy Corp. (a)	43,508	147,057
Phillips 66	119,290	9,438,225
Pioneer Natural Resources Co.	32,944	4,870,111
QEP Resources, Inc.	15,292	287,948
Range Resources Corp.	35,360	1,959,298
Schlumberger Ltd.	278,727	25,300,050
SM Energy Co.	12,802	669,801
Southwestern Energy Co. *	95,872	2,470,621
Spectra Energy Corp.	147,413	5,184,515
Superior Energy Services, Inc.	33,592	775,639
Security	Number of Shares	Value ($)
Tesoro Corp.	27,599	2,442,511
The Williams Cos., Inc.	155,468	7,944,415
Transocean Ltd. (a)	60,774	1,145,590
Valero Energy Corp.	119,195	7,061,112
Weatherford International plc *	165,207	2,283,161
Whiting Petroleum Corp. *	37,389	1,233,463
		346,934,637
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	96,448	13,752,520
CVS Health Corp.	246,215	25,207,492
Sprouts Farmers Market, Inc. *	34,293	1,028,447
Sysco Corp.	127,700	4,745,332
The Kroger Co.	107,153	7,800,738
Wal-Mart Stores, Inc.	345,377	25,651,150
Walgreens Boots Alliance, Inc.	189,195	16,240,499
Whole Foods Market, Inc.	79,651	3,284,807
		97,710,985
Food, Beverage & Tobacco 4.9%
Altria Group, Inc.	429,669	21,999,053
Archer-Daniels-Midland Co.	137,484	7,266,029
Brown-Forman Corp., Class B	34,217	3,225,637
Bunge Ltd.	30,950	2,864,732
Campbell Soup Co.	37,555	1,815,409
Coca-Cola Enterprises, Inc.	47,789	2,113,707
ConAgra Foods, Inc.	90,580	3,497,294
Constellation Brands, Inc., Class A	36,584	4,312,888
Dr. Pepper Snapple Group, Inc.	42,646	3,268,389
Flowers Foods, Inc.	39,381	884,497
General Mills, Inc.	131,908	7,406,634
Hormel Foods Corp.	30,070	1,720,605
Ingredion, Inc.	16,597	1,360,456
Kellogg Co.	55,166	3,462,770
Keurig Green Mountain, Inc.	28,019	2,416,359
Kraft Foods Group, Inc.	127,840	10,796,088
Lorillard, Inc.	79,714	5,777,671
McCormick & Co., Inc. Non-Voting Shares	28,288	2,220,608
Mead Johnson Nutrition Co.	44,836	4,362,543
Molson Coors Brewing Co., Class B	33,592	2,464,981
Mondelez International, Inc., Class A	360,027	14,973,523
Monster Beverage Corp. *	32,381	4,121,454
PepsiCo, Inc.	324,789	31,319,403
Philip Morris International, Inc.	338,740	28,139,132
Pilgrim's Pride Corp. (a)	13,126	335,763
Reynolds American, Inc.	67,563	5,185,460
The Coca-Cola Co.	858,282	35,155,231
The Hershey Co.	31,985	2,970,127
The J.M. Smucker Co.	21,895	2,595,652
Tyson Foods, Inc., Class A	68,199	2,895,047
		220,927,142
Health Care Equipment & Services 5.0%
Abbott Laboratories	333,834	16,224,332
Aetna, Inc.	77,348	9,124,744
AmerisourceBergen Corp.	46,245	5,205,337
Anthem, Inc.	57,604	9,668,831
Baxter International, Inc.	117,729	7,841,929
Becton Dickinson & Co.	44,779	6,291,897
    3

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Boston Scientific Corp. *	295,959	5,407,171
C.R. Bard, Inc.	16,500	2,810,280
Cardinal Health, Inc.	72,796	6,418,423
Cerner Corp. *	67,609	4,549,410
Cigna Corp.	56,836	8,004,214
Community Health Systems, Inc. *	25,585	1,415,106
DaVita HealthCare Partners, Inc. *	37,467	3,138,985
DENTSPLY International, Inc.	31,844	1,657,002
Edwards Lifesciences Corp. *	23,355	3,052,966
Envision Healthcare Holdings, Inc. *	38,240	1,412,968
Express Scripts Holding Co. *	158,269	13,791,561
HCA Holdings, Inc. *	64,768	5,299,965
Henry Schein, Inc. *	18,106	2,565,077
Hologic, Inc. *	55,241	1,975,971
Humana, Inc.	32,615	7,000,810
IDEXX Laboratories, Inc. *	10,898	1,477,769
IMS Health Holdings, Inc. *	14,288	425,211
Intuitive Surgical, Inc. *	8,223	4,010,768
Laboratory Corp. of America Holdings *	21,829	2,574,731
McKesson Corp.	50,670	12,020,444
MEDNAX, Inc. *	22,056	1,569,946
Medtronic plc	311,720	23,790,470
Omnicare, Inc.	21,709	2,068,651
Patterson Cos., Inc.	18,357	878,199
Premier, Inc., Class A *	5,816	222,869
Quest Diagnostics, Inc.	32,114	2,415,936
ResMed, Inc.	29,146	1,714,368
Sirona Dental Systems, Inc. *	12,662	1,249,993
St. Jude Medical, Inc.	61,889	4,564,314
Stryker Corp.	65,849	6,330,064
Tenet Healthcare Corp. *	23,555	1,252,890
The Cooper Cos., Inc.	9,701	1,763,351
UnitedHealth Group, Inc.	209,139	25,140,599
Universal Health Services, Inc., Class B	20,001	2,591,730
Varian Medical Systems, Inc. *	20,452	1,771,143
Zimmer Holdings, Inc.	36,190	4,128,917
		224,819,342
Household & Personal Products 1.8%
Avon Products, Inc.	102,194	686,744
Church & Dwight Co., Inc.	28,814	2,419,511
Colgate-Palmolive Co.	187,163	12,500,617
Coty, Inc., Class A *	14,588	363,679
Energizer Holdings, Inc.	13,072	1,852,172
Herbalife Ltd. *(a)	17,479	909,432
Kimberly-Clark Corp.	79,972	8,705,752
The Clorox Co.	29,030	3,125,370
The Estee Lauder Cos., Inc., Class A	48,376	4,229,514
The Procter & Gamble Co.	592,296	46,430,083
		81,222,874
Insurance 3.0%
ACE Ltd.	71,085	7,569,131
Aflac, Inc.	97,302	6,054,130
Alleghany Corp. *	3,635	1,727,897
American Financial Group, Inc.	20,491	1,301,179
American International Group, Inc.	299,409	17,548,361
Aon plc	62,033	6,278,980
Arch Capital Group Ltd. *	28,995	1,852,491
Security	Number of Shares	Value ($)
Arthur J. Gallagher & Co.	37,923	1,837,369
Axis Capital Holdings Ltd.	21,376	1,176,535
Brown & Brown, Inc.	26,857	869,898
Cincinnati Financial Corp.	37,190	1,881,070
CNA Financial Corp.	7,244	280,053
Erie Indemnity Co., Class A	5,373	436,986
Everest Re Group Ltd.	9,649	1,751,390
FNF Group	58,737	2,229,657
Genworth Financial, Inc., Class A *	120,114	953,705
HCC Insurance Holdings, Inc.	21,950	1,255,101
Lincoln National Corp.	55,212	3,147,636
Loews Corp.	64,216	2,576,346
Markel Corp. *	3,031	2,342,236
Marsh & McLennan Cos., Inc.	118,763	6,915,569
MetLife, Inc.	242,946	12,696,358
PartnerRe Ltd.	10,679	1,403,541
Principal Financial Group, Inc.	58,808	3,039,786
Prudential Financial, Inc.	99,725	8,437,732
Reinsurance Group of America, Inc.	14,476	1,354,230
RenaissanceRe Holdings Ltd.	9,416	961,468
The Allstate Corp.	92,367	6,218,146
The Chubb Corp.	49,721	4,847,798
The Hartford Financial Services Group, Inc.	92,257	3,792,685
The Progressive Corp.	120,851	3,304,066
The Travelers Cos., Inc.	69,566	7,034,514
Torchmark Corp.	27,514	1,570,224
Unum Group	53,986	1,887,351
W.R. Berkley Corp.	23,268	1,140,132
Willis Group Holdings plc	37,860	1,796,836
XL Group plc	60,805	2,291,132
		131,761,719
Materials 3.4%
Air Products & Chemicals, Inc.	44,331	6,506,018
Airgas, Inc.	14,743	1,502,901
Albemarle Corp.	24,418	1,468,743
Alcoa, Inc.	283,604	3,545,050
Ashland, Inc.	13,072	1,665,373
Avery Dennison Corp.	20,208	1,251,077
Axalta Coating Systems Ltd. *	18,990	650,408
Ball Corp.	30,505	2,165,550
Celanese Corp., Series A	33,602	2,313,498
CF Industries Holdings, Inc.	10,332	3,263,672
Crown Holdings, Inc. *	30,076	1,662,902
E.I. du Pont de Nemours & Co.	202,032	14,346,292
Eastman Chemical Co.	30,910	2,372,961
Ecolab, Inc.	58,729	6,733,280
FMC Corp.	28,667	1,638,892
Freeport-McMoRan, Inc.	233,718	4,592,559
Huntsman Corp.	40,734	914,071
International Flavors & Fragrances, Inc.	17,680	2,104,627
International Paper Co.	91,550	4,745,036
LyondellBasell Industries N.V., Class A	87,052	8,800,957
Martin Marietta Materials, Inc.	12,891	1,920,888
MeadWestvaco Corp.	37,282	1,884,232
Monsanto Co.	104,650	12,241,957
Newmont Mining Corp.	110,814	3,018,573
Nucor Corp.	69,528	3,288,674
Owens-Illinois, Inc. *	37,508	896,441
Packaging Corp. of America	20,055	1,387,405
4

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
PPG Industries, Inc.	29,292	6,704,646
Praxair, Inc.	63,277	7,774,212
Reliance Steel & Aluminum Co.	16,457	1,049,957
Rock-Tenn Co., Class A	29,460	1,919,024
Royal Gold, Inc.	12,818	830,222
RPM International, Inc.	27,217	1,361,667
Sealed Air Corp.	45,482	2,214,973
Sigma-Aldrich Corp.	26,632	3,709,838
The Dow Chemical Co.	237,228	12,352,462
The Mosaic Co.	65,911	3,022,019
The Sherwin-Williams Co.	17,270	4,976,869
The Valspar Corp.	18,626	1,554,526
Vulcan Materials Co.	34,546	3,106,722
W.R. Grace & Co. *	16,169	1,583,430
Westlake Chemical Corp.	8,974	632,757
		149,675,361
Media 3.8%
AMC Networks, Inc., Class A *	13,088	1,028,586
Cablevision Systems Corp., Class A	48,648	1,192,363
CBS Corp., Class B Non-Voting Shares	104,498	6,449,617
Charter Communications, Inc., Class A *	18,902	3,383,836
Comcast Corp., Class A	556,765	32,548,482
DIRECTV *	109,708	9,987,816
Discovery Communications, Inc., Class A *	31,909	1,082,991
Discovery Communications, Inc., Class C *	58,779	1,848,306
DISH Network Corp., Class A *	47,487	3,361,605
Gannett Co., Inc.	50,157	1,795,119
Liberty Global plc, Class A *	55,031	3,165,933
Liberty Global plc, Series C *	130,213	6,998,949
Liberty Media Corp., Class A *	21,622	828,447
Liberty Media Corp., Class C *	43,244	1,641,542
News Corp., Class A *	106,267	1,609,945
Omnicom Group, Inc.	52,337	3,900,677
Scripps Networks Interactive, Inc., Class A	15,791	1,058,155
Sirius XM Holdings, Inc. *	554,329	2,139,710
The Interpublic Group of Cos., Inc.	90,215	1,842,190
The Madison Square Garden Co., Class A *	12,473	1,065,568
The Walt Disney Co.	343,145	37,872,914
Time Warner Cable, Inc.	61,942	11,204,688
Time Warner, Inc.	181,681	15,348,411
Tribune Media Co., Class A	21,996	1,165,788
Twenty-First Century Fox, Inc., Class A	402,452	13,522,387
Viacom, Inc., Class B	80,610	5,391,197
		171,435,222
Pharmaceuticals, Biotechnology & Life Sciences 9.7%
AbbVie, Inc.	376,313	25,058,681
Actavis plc *	85,468	26,222,437
Agilent Technologies, Inc.	73,542	3,029,195
Alexion Pharmaceuticals, Inc. *	44,621	7,310,705
Amgen, Inc.	165,200	25,814,152
Biogen, Inc. *	51,398	20,404,492
BioMarin Pharmaceutical, Inc. *	34,493	4,331,286
Security	Number of Shares	Value ($)
Bristol-Myers Squibb Co.	365,028	23,580,809
Celgene Corp. *	175,404	20,073,234
Eli Lilly & Co.	212,843	16,793,313
Endo International plc *	37,535	3,143,932
Gilead Sciences, Inc. *	325,760	36,573,075
Hospira, Inc. *	39,711	3,511,247
Illumina, Inc. *	30,780	6,343,142
Incyte Corp. *	34,938	3,848,421
Jazz Pharmaceuticals plc *	12,826	2,300,343
Johnson & Johnson	606,916	60,776,568
Mallinckrodt plc *	26,192	3,390,292
Medivation, Inc. *	17,094	2,257,263
Merck & Co., Inc.	621,353	37,834,184
Mettler-Toledo International, Inc. *	5,914	1,920,157
Mylan N.V. *	89,155	6,475,328
PerkinElmer, Inc.	24,756	1,305,384
Perrigo Co., plc	30,529	5,809,669
Pfizer, Inc.	1,340,405	46,579,074
Puma Biotechnology, Inc. *	5,036	984,286
Quintiles Transnational Holdings, Inc. *	14,302	996,992
Regeneron Pharmaceuticals, Inc. *	15,931	8,165,593
Seattle Genetics, Inc. *	23,376	1,007,272
Thermo Fisher Scientific, Inc.	86,725	11,242,162
Vertex Pharmaceuticals, Inc. *	52,002	6,671,336
Waters Corp. *	18,031	2,409,302
Zoetis, Inc.	107,030	5,326,883
		431,490,209
Real Estate 3.1%
Alexandria Real Estate Equities, Inc.	14,750	1,367,768
American Campus Communities, Inc.	27,945	1,090,134
American Capital Agency Corp.	73,970	1,543,014
American Realty Capital Properties, Inc.	195,480	1,733,908
American Tower Corp.	91,293	8,471,077
Annaly Capital Management, Inc.	185,175	1,933,227
Apartment Investment & Management Co., Class A	36,739	1,393,510
AvalonBay Communities, Inc.	28,325	4,716,112
Boston Properties, Inc.	34,386	4,471,212
Brixmor Property Group, Inc.	33,104	820,317
Camden Property Trust	17,680	1,325,646
CBRE Group, Inc., Class A *	58,887	2,251,839
Communications Sales & Leasing, Inc. *	26,291	684,881
Corrections Corp. of America	23,359	821,302
Crown Castle International Corp.	72,967	5,950,459
DDR Corp.	66,045	1,117,481
Digital Realty Trust, Inc.	30,239	1,996,984
Duke Realty Corp.	78,234	1,530,257
Equity Residential	80,648	5,993,759
Essex Property Trust, Inc.	13,791	3,070,152
Extra Space Storage, Inc.	26,492	1,855,235
Federal Realty Investment Trust	16,627	2,235,833
General Growth Properties, Inc.	135,154	3,828,913
HCP, Inc.	103,215	3,996,485
Health Care REIT, Inc.	77,136	5,419,575
Host Hotels & Resorts, Inc.	168,826	3,363,014
Iron Mountain, Inc.	42,181	1,538,341
Jones Lang LaSalle, Inc.	10,813	1,873,136
Kilroy Realty Corp.	21,596	1,491,636
    5

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Kimco Realty Corp.	86,675	2,076,733
Lamar Advertising Co., Class A	16,939	1,026,842
Liberty Property Trust	36,786	1,285,303
National Retail Properties, Inc.	26,659	999,979
Plum Creek Timber Co., Inc.	39,163	1,615,865
Prologis, Inc.	109,790	4,346,586
Public Storage	31,168	6,032,255
Rayonier, Inc.	26,520	684,746
Realogy Holdings Corp. *	30,680	1,440,426
Realty Income Corp.	48,540	2,211,968
Regency Centers Corp.	19,448	1,227,947
Senior Housing Properties Trust	57,190	1,144,372
Simon Property Group, Inc.	68,287	12,387,262
SL Green Realty Corp.	22,091	2,621,318
Taubman Centers, Inc.	12,890	954,247
The Macerich Co.	30,185	2,478,490
UDR, Inc.	60,146	1,958,354
Ventas, Inc.	71,519	4,757,444
Vornado Realty Trust	37,183	3,714,210
Weingarten Realty Investors	23,340	787,258
Weyerhaeuser Co.	113,827	3,706,207
WP Carey, Inc.	19,837	1,263,419
		136,606,438
Retailing 4.7%
Advance Auto Parts, Inc.	15,929	2,440,641
Amazon.com, Inc. *	83,438	35,814,093
AutoNation, Inc. *	16,633	1,038,066
AutoZone, Inc. *	6,866	4,625,075
Bed Bath & Beyond, Inc. *	40,417	2,882,540
Best Buy Co., Inc.	64,493	2,237,907
CarMax, Inc. *	44,825	3,184,368
Dick's Sporting Goods, Inc.	21,501	1,155,034
Dillard's, Inc., Class A	6,184	717,406
Dollar General Corp.	65,927	4,785,641
Dollar Tree, Inc. *	46,106	3,457,489
Expedia, Inc.	20,513	2,200,224
Family Dollar Stores, Inc.	19,832	1,537,377
Foot Locker, Inc.	30,714	1,941,125
GameStop Corp., Class A (a)	24,854	1,078,912
Genuine Parts Co.	32,302	2,922,362
Groupon, Inc. *	78,710	502,170
Kohl's Corp.	42,769	2,800,942
L Brands, Inc.	54,990	4,757,735
Liberty Interactive Corp., Class A *	95,589	2,673,624
LKQ Corp. *	71,628	2,046,412
Lowe's Cos., Inc.	214,043	14,978,729
Macy's, Inc.	74,515	4,988,779
Netflix, Inc. *	13,174	8,221,366
Nordstrom, Inc.	30,739	2,232,881
O'Reilly Automotive, Inc. *	21,982	4,825,709
Ross Stores, Inc.	44,027	4,256,090
Sally Beauty Holdings, Inc. *	25,602	799,038
Signet Jewelers Ltd.	17,713	2,290,822
Staples, Inc.	151,767	2,498,844
Target Corp.	137,945	10,941,797
The Gap, Inc.	58,719	2,250,699
The Home Depot, Inc.	288,494	32,144,002
The Priceline Group, Inc. *	11,310	13,255,772
The TJX Cos., Inc.	150,585	9,694,662
Tiffany & Co.	25,871	2,424,889
Security	Number of Shares	Value ($)
Tractor Supply Co.	30,221	2,633,458
TripAdvisor, Inc. *	26,427	2,015,323
Ulta Salon, Cosmetics & Fragrance, Inc. *	14,603	2,228,710
Urban Outfitters, Inc. *	23,071	793,181
Williams-Sonoma, Inc.	19,491	1,532,188
		209,806,082
Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	63,006	3,077,843
Analog Devices, Inc.	69,105	4,696,376
Applied Materials, Inc.	265,885	5,352,265
Avago Technologies Ltd.	55,220	8,176,426
Broadcom Corp., Class A	118,526	6,738,203
Cree, Inc. *(a)	26,929	815,410
First Solar, Inc. *	16,162	803,413
Freescale Semiconductor Ltd. *	25,686	1,158,952
Intel Corp.	1,037,914	35,766,517
KLA-Tencor Corp.	35,397	2,111,785
Lam Research Corp.	35,473	2,917,654
Linear Technology Corp.	52,173	2,496,478
Marvell Technology Group Ltd.	89,194	1,247,824
Maxim Integrated Products, Inc.	62,204	2,181,494
Microchip Technology, Inc.	42,724	2,099,030
Micron Technology, Inc. *	234,868	6,559,863
NVIDIA Corp.	113,265	2,506,555
Skyworks Solutions, Inc.	42,432	4,640,364
Texas Instruments, Inc.	228,628	12,784,878
Xilinx, Inc.	56,620	2,684,920
		108,816,250
Software & Services 10.6%
Accenture plc, Class A	138,129	13,265,909
Activision Blizzard, Inc.	108,498	2,740,659
Adobe Systems, Inc. *	103,722	8,203,373
Akamai Technologies, Inc. *	40,264	3,070,935
Alliance Data Systems Corp. *	13,828	4,121,159
Amdocs Ltd.	33,960	1,862,706
ANSYS, Inc. *	19,458	1,731,762
Autodesk, Inc. *	50,017	2,708,421
Automatic Data Processing, Inc.	104,990	8,977,695
Box, Inc., Class A *(a)	9,415	166,081
CA, Inc.	69,631	2,120,264
Cadence Design Systems, Inc. *	60,133	1,190,032
CDK Global, Inc.	34,728	1,850,655
Citrix Systems, Inc. *	34,176	2,221,782
Cognizant Technology Solutions Corp., Class A *	133,592	8,646,074
Computer Sciences Corp.	30,720	2,107,392
eBay, Inc. *	241,622	14,825,926
Electronic Arts, Inc. *	66,253	4,157,707
Equinix, Inc.	12,604	3,378,754
Facebook, Inc., Class A *	460,129	36,437,616
FactSet Research Systems, Inc.	8,910	1,471,665
Fidelity National Information Services, Inc.	62,236	3,902,197
FireEye, Inc. *	6,075	282,913
Fiserv, Inc. *	52,068	4,173,250
FleetCor Technologies, Inc. *	16,284	2,477,448
Gartner, Inc. *	19,586	1,713,383
6

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Global Payments, Inc.	13,518	1,411,009
Google, Inc., Class A *	62,206	33,922,176
Google, Inc., Class C *	62,895	33,467,058
IAC/InterActiveCorp	19,332	1,451,253
International Business Machines Corp.	200,609	34,033,317
Intuit, Inc.	60,150	6,264,623
Jack Henry & Associates, Inc.	17,968	1,169,357
LendingClub Corp. *	18,830	361,724
LinkedIn Corp., Class A *	23,807	4,640,699
MasterCard, Inc., Class A	212,284	19,585,322
Microsoft Corp.	1,794,586	84,094,300
NetSuite, Inc. *	7,233	675,707
Nuance Communications, Inc. *	54,882	925,859
Oracle Corp.	701,546	30,510,236
Paychex, Inc.	73,418	3,627,583
Rackspace Hosting, Inc. *	23,787	953,621
Red Hat, Inc. *	40,706	3,145,353
Sabre Corp.	20,814	543,037
salesforce.com, Inc. *	137,149	9,977,590
ServiceNow, Inc. *	27,623	2,116,198
Solera Holdings, Inc.	14,191	700,042
Symantec Corp.	150,306	3,701,285
Synopsys, Inc. *	33,784	1,685,484
Teradata Corp. *	34,290	1,335,253
The Western Union Co.	118,834	2,608,406
Total System Services, Inc.	36,106	1,487,567
Twitter, Inc. *	112,629	4,130,105
Vantiv, Inc., Class A *	30,338	1,213,520
VeriSign, Inc. *	22,344	1,411,917
Visa, Inc., Class A	424,892	29,181,583
VMware, Inc., Class A *	17,898	1,562,853
Workday, Inc., Class A *	20,059	1,583,056
Xerox Corp.	229,882	2,625,252
Yahoo! Inc. *	191,681	8,229,824
		472,137,927
Technology Hardware & Equipment 6.6%
3D Systems Corp. *(a)	25,160	550,249
Amphenol Corp., Class A	67,324	3,840,834
Apple, Inc.	1,274,268	166,011,635
Arrow Electronics, Inc. *	21,322	1,296,164
Avnet, Inc.	30,056	1,322,765
Cisco Systems, Inc.	1,111,539	32,579,208
Corning, Inc.	273,332	5,718,105
EMC Corp.	439,305	11,571,294
F5 Networks, Inc. *	16,154	2,030,396
FLIR Systems, Inc.	30,743	939,199
Harris Corp.	22,101	1,750,841
Hewlett-Packard Co.	397,344	13,271,290
Jabil Circuit, Inc.	40,664	999,115
Juniper Networks, Inc.	85,452	2,375,566
Keysight Technologies, Inc. *	36,600	1,202,676
Motorola Solutions, Inc.	44,567	2,629,453
National Instruments Corp.	19,787	591,829
NCR Corp. *	35,504	1,066,895
NetApp, Inc.	67,557	2,256,404
QUALCOMM, Inc.	364,169	25,375,296
SanDisk Corp.	47,165	3,225,143
Seagate Technology plc	71,552	3,981,153
TE Connectivity Ltd.	89,288	6,160,872
Security	Number of Shares	Value ($)
Trimble Navigation Ltd. *	62,676	1,469,125
Western Digital Corp.	47,153	4,590,816
		296,806,323
Telecommunication Services 2.2%
AT&T, Inc.	1,138,017	39,307,107
CenturyLink, Inc.	122,533	4,072,997
Frontier Communications Corp.	230,628	1,187,734
Level 3 Communications, Inc. *	60,868	3,376,957
SBA Communications Corp., Class A *	28,641	3,202,350
Sprint Corp. *	178,784	831,346
T-Mobile US, Inc. *	61,223	2,380,350
Verizon Communications, Inc.	909,181	44,949,909
Windstream Holdings, Inc. (a)	22,086	179,670
Zayo Group Holdings, Inc. *	4,974	130,766
		99,619,186
Transportation 2.1%
American Airlines Group, Inc.	154,991	6,566,969
Avis Budget Group, Inc. *	22,116	1,127,916
C.H. Robinson Worldwide, Inc.	32,578	2,011,040
CSX Corp.	216,333	7,372,629
Delta Air Lines, Inc.	184,665	7,925,822
Expeditors International of Washington, Inc.	44,596	2,044,281
FedEx Corp.	57,149	9,899,350
Genesee & Wyoming, Inc., Class A *	10,798	889,107
Hertz Global Holdings, Inc. *	96,015	1,909,738
J.B. Hunt Transport Services, Inc.	19,573	1,644,523
Kansas City Southern	23,145	2,094,623
Kirby Corp. *	12,503	959,105
Norfolk Southern Corp.	67,774	6,235,208
Southwest Airlines Co.	145,763	5,400,519
Union Pacific Corp.	193,451	19,521,140
United Continental Holdings, Inc. *	86,091	4,699,708
United Parcel Service, Inc., Class B	152,634	15,144,345
		95,446,023
Utilities 3.0%
AES Corp.	140,525	1,911,140
AGL Resources, Inc.	25,285	1,273,605
Alliant Energy Corp.	26,613	1,631,377
Ameren Corp.	53,305	2,144,460
American Electric Power Co., Inc.	107,193	6,033,894
American Water Works Co., Inc.	37,641	1,990,080
Aqua America, Inc.	37,356	983,210
Calpine Corp. *	77,894	1,565,669
CenterPoint Energy, Inc.	93,912	1,912,987
CMS Energy Corp.	58,444	1,995,278
Consolidated Edison, Inc.	62,085	3,839,336
Dominion Resources, Inc.	129,404	9,125,570
DTE Energy Co.	41,344	3,275,685
Duke Energy Corp.	154,032	11,664,843
Edison International	70,942	4,313,983
Entergy Corp.	39,453	3,016,971
Eversource Energy	67,260	3,312,555
Exelon Corp.	190,583	6,447,423
FirstEnergy Corp.	94,833	3,383,641
Integrys Energy Group, Inc.	16,749	1,204,421
ITC Holdings Corp.	33,780	1,192,096
    7

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
MDU Resources Group, Inc.	39,401	825,057
National Fuel Gas Co.	17,722	1,138,639
NextEra Energy, Inc.	97,411	9,969,042
NiSource, Inc.	67,908	3,203,899
NRG Energy, Inc.	70,751	1,782,925
OGE Energy Corp.	42,456	1,337,364
Pepco Holdings, Inc.	53,095	1,446,839
PG&E Corp.	107,373	5,741,234
Pinnacle West Capital Corp.	23,194	1,412,979
PPL Corp.	144,129	5,002,718
Public Service Enterprise Group, Inc.	108,104	4,608,474
SCANA Corp.	30,583	1,625,792
Sempra Energy	50,363	5,412,512
TECO Energy, Inc.	50,695	955,601
The Southern Co.	201,285	8,794,142
UGI Corp.	40,157	1,501,872
Westar Energy, Inc.	30,115	1,104,317
Wisconsin Energy Corp.	48,898	2,360,795
Xcel Energy, Inc.	117,219	3,991,307
		134,433,732
Total Common Stock
(Cost $3,590,498,518)		4,455,372,782

Other Investment Companies 0.1% of net assets
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	1,851,167	1,851,167
Securities Lending Collateral 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	4,674,103	4,674,103
Total Other Investment Companies
(Cost $6,525,270)		6,525,270

End of Investments

At 05/31/15, the tax basis cost of the fund's investments was $3,597,878,794 and the unrealized appreciation and depreciation were $907,531,712 and ($43,512,454), respectively, with a net unrealized appreciation of $864,019,258.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,353,468. Non-cash collateral pledged to the fund for securities on loan amounted to $808,860.
(b)	Issuer is affiliated with the fund's adviser.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 05/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/19/15	40	4,212,000	(18,327)

Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
8

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
    9

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,455,372,782	$—	$—	$4,455,372,782
Other Investment Companies[1]	6,525,270	—	—	6,525,270
Total	$4,461,898,052	$—	$—	$4,461,898,052
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($18,327)	$—	$—	($18,327)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2015.
REG54092MAY15
10

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF™
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	1,652,563,829	2,123,330,559
0.2%	Other Investment Companies	4,362,301	4,421,258
100.0%	Total Investments	1,656,926,130	2,127,751,817
(0.0%)	Other Assets and Liabilities, Net		(41,174)
100.0%	Net Assets		2,127,710,643

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 0.5%
BorgWarner, Inc.	47,312	2,845,817
Lear Corp.	16,467	1,910,501
Tesla Motors, Inc. *	20,316	5,095,253
The Goodyear Tire & Rubber Co.	57,148	1,819,878
		11,671,449
Banks 0.1%
CIT Group, Inc.	36,055	1,667,904
Zions Bancorp	48,223	1,392,680
		3,060,584
Capital Goods 6.9%
3M Co.	134,220	21,351,718
AMETEK, Inc.	50,814	2,731,761
B/E Aerospace, Inc.	22,630	1,297,604
Carlisle Cos., Inc.	13,292	1,317,902
Caterpillar, Inc.	128,241	10,941,522
Chicago Bridge & Iron Co. N.V. (a)	19,860	1,077,604
Colfax Corp. *	20,780	1,047,104
Cummins, Inc.	35,369	4,794,268
Danaher Corp.	130,213	11,239,986
Deere & Co.	71,791	6,725,381
Donaldson Co., Inc.	26,034	928,373
Dover Corp.	34,558	2,605,673
Fastenal Co.	56,568	2,348,138
Flowserve Corp.	28,348	1,559,140
Fluor Corp.	30,654	1,723,368
Fortune Brands Home & Security, Inc.	32,806	1,504,483
IDEX Corp.	16,596	1,282,207
Illinois Tool Works, Inc.	74,045	6,947,642
Jacobs Engineering Group, Inc. *	26,597	1,150,586
KLX, Inc. *	11,266	493,901
Lincoln Electric Holdings, Inc.	16,444	1,105,201
MSC Industrial Direct Co., Inc., Class A	10,501	728,454
Nordson Corp.	12,738	1,030,632
Security	Number of Shares	Value ($)
PACCAR, Inc.	73,582	4,676,872
Pall Corp.	22,128	2,753,608
Pentair plc	39,922	2,556,206
Precision Castparts Corp.	29,763	6,298,744
Quanta Services, Inc. *	48,406	1,419,264
Roper Technologies, Inc.	21,411	3,746,069
Sensata Technologies Holding N.V. *	34,738	1,913,716
Snap-on, Inc.	11,926	1,853,300
SolarCity Corp. *(a)	10,188	612,503
SPX Corp.	8,207	609,862
Stanley Black & Decker, Inc.	33,387	3,420,164
The Boeing Co.	138,262	19,428,576
TransDigm Group, Inc.	10,354	2,340,418
United Rentals, Inc. *	20,921	1,860,086
W.W. Grainger, Inc.	12,561	3,018,785
WABCO Holdings, Inc. *	11,418	1,443,464
Wabtec Corp.	20,433	2,049,430
		145,933,715
Commercial & Professional Services 1.0%
Copart, Inc. *	24,535	848,911
Equifax, Inc.	26,196	2,628,245
IHS, Inc., Class A *	14,325	1,767,705
ManpowerGroup, Inc.	16,496	1,396,386
Nielsen N.V.	78,715	3,541,388
Robert Half International, Inc.	28,282	1,594,256
Rollins, Inc.	21,124	524,298
Stericycle, Inc. *	18,143	2,491,034
The Dun & Bradstreet Corp.	7,383	944,507
Towers Watson & Co., Class A	14,223	1,962,063
Verisk Analytics, Inc., Class A *	30,431	2,208,682
Waste Connections, Inc.	27,024	1,311,475
		21,218,950
Consumer Durables & Apparel 2.3%
Carter's, Inc.	11,395	1,176,192
D.R. Horton, Inc.	71,464	1,866,640
Fossil Group, Inc. *	9,140	649,031
Hanesbrands, Inc.	82,276	2,621,313
Harman International Industries, Inc.	14,768	1,779,839
Jarden Corp. *	36,931	1,959,559
Lennar Corp., Class A	40,657	1,895,836
lululemon athletica, Inc. *	22,196	1,327,099
Michael Kors Holdings Ltd. *	42,565	1,979,272
Mohawk Industries, Inc. *	13,334	2,488,658
NIKE, Inc., Class B	147,919	15,038,925
NVR, Inc. *	791	1,076,234
Polaris Industries, Inc.	12,581	1,799,712
PVH Corp.	17,420	1,822,829
Ralph Lauren Corp.	12,841	1,674,466
Toll Brothers, Inc. *	34,546	1,249,529
Under Armour, Inc., Class A *	35,268	2,765,364
VF Corp.	73,755	5,194,565
		48,365,063
    1

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Services 2.4%
Chipotle Mexican Grill, Inc. *	6,533	4,021,192
Dunkin' Brands Group, Inc.	21,123	1,127,123
Extended Stay America, Inc.	11,957	234,477
Hilton Worldwide Holdings, Inc. *	110,912	3,212,011
Hyatt Hotels Corp., Class A *	12,277	705,436
Las Vegas Sands Corp.	76,843	3,905,930
Marriott International, Inc., Class A	44,000	3,431,560
Norwegian Cruise Line Holdings Ltd. *	28,398	1,549,395
Royal Caribbean Cruises Ltd.	34,544	2,624,653
Starbucks Corp.	316,334	16,436,715
Starwood Hotels & Resorts Worldwide, Inc.	37,507	3,104,079
Wynn Resorts Ltd.	16,748	1,686,356
Yum! Brands, Inc.	91,269	8,224,250
		50,263,177
Diversified Financials 6.7%
Affiliated Managers Group, Inc. *	11,414	2,552,855
Ally Financial, Inc. *	96,874	2,196,134
American Express Co.	185,168	14,761,593
Ameriprise Financial, Inc.	38,622	4,811,915
Berkshire Hathaway, Inc., Class B *	385,689	55,153,527
BlackRock, Inc.	26,655	9,749,866
Franklin Resources, Inc.	81,863	4,167,645
Intercontinental Exchange, Inc.	23,551	5,576,406
Leucadia National Corp.	65,203	1,605,950
LPL Financial Holdings, Inc.	15,683	668,723
McGraw Hill Financial, Inc.	57,378	5,952,967
Moody's Corp.	38,521	4,164,120
Morgan Stanley	328,793	12,559,893
MSCI, Inc.	23,094	1,432,983
Raymond James Financial, Inc.	27,906	1,621,897
SEI Investments Co.	27,054	1,294,263
T. Rowe Price Group, Inc.	54,652	4,409,870
TD Ameritrade Holding Corp.	56,758	2,108,560
The Charles Schwab Corp. (b)	246,710	7,808,371
		142,597,538
Energy 5.7%
Anadarko Petroleum Corp.	106,744	8,924,866
Antero Resources Corp. *	11,327	453,193
Baker Hughes, Inc.	90,400	5,827,184
Cabot Oil & Gas Corp.	86,651	2,942,668
Cameron International Corp. *	42,131	2,162,584
Cheniere Energy, Inc. *	46,002	3,488,332
Cimarex Energy Co.	21,148	2,442,805
Concho Resources, Inc. *	26,577	3,197,213
Continental Resources, Inc. *	18,374	837,119
Core Laboratories N.V. (a)	8,856	1,040,403
Denbury Resources, Inc.	38,116	280,915
Devon Energy Corp.	81,234	5,298,082
Dresser-Rand Group, Inc. *	16,677	1,410,874
EOG Resources, Inc.	119,159	10,568,212
EQT Corp.	35,740	3,040,402
FMC Technologies, Inc. *	48,696	2,035,006
Halliburton Co.	186,885	8,484,579
Hess Corp.	51,149	3,453,581
HollyFrontier Corp.	40,289	1,678,037
Nabors Industries Ltd.	35,765	527,534
Security	Number of Shares	Value ($)
National Oilwell Varco, Inc.	87,017	4,280,366
Noble Energy, Inc.	81,079	3,549,639
Oasis Petroleum, Inc. *(a)	20,342	345,407
Oceaneering International, Inc.	22,404	1,138,123
ONEOK, Inc.	43,087	1,806,207
Peabody Energy Corp. (a)	20,842	70,446
Pioneer Natural Resources Co.	31,477	4,653,245
Range Resources Corp.	34,818	1,929,265
Schlumberger Ltd.	269,419	24,455,163
SM Energy Co.	12,966	678,381
Southwestern Energy Co. *	95,838	2,469,745
Superior Energy Services, Inc.	32,105	741,304
Tesoro Corp.	26,598	2,353,923
Weatherford International plc *	160,607	2,219,589
Whiting Petroleum Corp. *	46,467	1,532,946
		120,317,338
Food & Staples Retailing 2.7%
Costco Wholesale Corp.	93,127	13,278,979
CVS Health Corp.	237,823	24,348,319
Walgreens Boots Alliance, Inc.	184,046	15,798,508
Whole Foods Market, Inc.	74,995	3,092,794
		56,518,600
Food, Beverage & Tobacco 2.4%
Brown-Forman Corp., Class B	32,821	3,094,036
Constellation Brands, Inc., Class A	35,179	4,147,252
Keurig Green Mountain, Inc.	25,170	2,170,661
Mead Johnson Nutrition Co.	41,873	4,074,243
Monster Beverage Corp. *	30,658	3,902,150
PepsiCo, Inc.	314,048	30,283,649
The Hershey Co.	30,896	2,869,002
		50,540,993
Health Care Equipment & Services 7.2%
Aetna, Inc.	73,558	8,677,637
AmerisourceBergen Corp.	43,152	4,857,189
Becton Dickinson & Co.	43,936	6,173,447
C.R. Bard, Inc.	15,932	2,713,538
Cerner Corp. *	64,096	4,313,020
Cigna Corp.	54,800	7,717,484
Community Health Systems, Inc. *	24,824	1,373,016
DaVita HealthCare Partners, Inc. *	36,863	3,088,382
DENTSPLY International, Inc.	29,818	1,551,580
Edwards Lifesciences Corp. *	22,692	2,966,298
Envision Healthcare Holdings, Inc. *	43,415	1,604,184
Express Scripts Holding Co. *	153,520	13,377,733
HCA Holdings, Inc. *	62,533	5,117,075
Henry Schein, Inc. *	17,484	2,476,958
Hologic, Inc. *	50,122	1,792,864
IDEXX Laboratories, Inc. *	10,247	1,389,493
Intuitive Surgical, Inc. *	7,737	3,773,722
Laboratory Corp. of America Holdings *	20,652	2,435,904
McKesson Corp.	49,079	11,643,011
MEDNAX, Inc. *	20,599	1,466,237
Medtronic plc	300,848	22,960,719
Premier, Inc., Class A *	6,257	239,768
ResMed, Inc.	29,294	1,723,073
Sirona Dental Systems, Inc. *	11,781	1,163,020
2

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Stryker Corp.	63,504	6,104,640
Tenet Healthcare Corp. *	20,276	1,078,481
The Cooper Cos., Inc.	9,850	1,790,435
UnitedHealth Group, Inc.	201,523	24,225,080
Universal Health Services, Inc., Class B	19,570	2,535,881
Varian Medical Systems, Inc. *	21,349	1,848,823
		152,178,692
Household & Personal Products 1.0%
Church & Dwight Co., Inc.	27,600	2,317,572
Colgate-Palmolive Co.	179,563	11,993,013
Energizer Holdings, Inc.	13,270	1,880,226
Herbalife Ltd. *(a)	13,496	702,197
The Estee Lauder Cos., Inc., Class A	46,548	4,069,692
		20,962,700
Insurance 0.5%
Alleghany Corp. *	3,426	1,628,549
Arch Capital Group Ltd. *	27,313	1,745,028
Erie Indemnity Co., Class A	5,213	423,973
Everest Re Group Ltd.	9,374	1,701,475
Markel Corp. *	2,886	2,230,185
PartnerRe Ltd.	10,148	1,333,752
RenaissanceRe Holdings Ltd.	10,712	1,093,802
W.R. Berkley Corp.	21,062	1,032,038
		11,188,802
Materials 3.2%
Airgas, Inc.	14,267	1,454,378
Axalta Coating Systems Ltd. *	19,235	658,799
Ball Corp.	28,603	2,030,527
CF Industries Holdings, Inc.	10,264	3,242,192
Crown Holdings, Inc. *	29,407	1,625,913
Ecolab, Inc.	56,729	6,503,980
FMC Corp.	27,370	1,564,743
LyondellBasell Industries N.V., Class A	83,855	8,477,740
Martin Marietta Materials, Inc.	12,734	1,897,493
Monsanto Co.	101,544	11,878,617
Packaging Corp. of America	20,734	1,434,378
PPG Industries, Inc.	28,977	6,632,546
Praxair, Inc.	60,551	7,439,296
Rock-Tenn Co., Class A	30,684	1,998,756
Royal Gold, Inc.	14,207	920,187
Sigma-Aldrich Corp.	25,302	3,524,569
The Sherwin-Williams Co.	16,846	4,854,680
The Valspar Corp.	15,743	1,313,911
W.R. Grace & Co. *	15,187	1,487,263
		68,939,968
Media 5.7%
AMC Networks, Inc., Class A *	12,733	1,000,686
Charter Communications, Inc., Class A *	17,210	3,080,934
Comcast Corp., Class A	536,919	31,388,285
DIRECTV *	105,947	9,645,415
Discovery Communications, Inc., Class A *	30,634	1,039,718
Discovery Communications, Inc., Class C *	56,642	1,781,108
Security	Number of Shares	Value ($)
DISH Network Corp., Class A *	43,931	3,109,875
Liberty Global plc, Class A *	53,888	3,100,177
Liberty Global plc, Series C *	125,602	6,751,107
Liberty Media Corp., Class A *	24,742	947,990
Liberty Media Corp., Class C *	41,351	1,569,684
Scripps Networks Interactive, Inc., Class A	19,892	1,332,963
Sirius XM Holdings, Inc. *	553,496	2,136,494
The Madison Square Garden Co., Class A *	13,004	1,110,932
The Walt Disney Co.	330,073	36,430,157
Time Warner Cable, Inc.	59,484	10,760,061
Tribune Media Co., Class A	20,526	1,087,878
Viacom, Inc., Class B	77,365	5,174,171
		121,447,635
Pharmaceuticals, Biotechnology & Life Sciences 9.6%
AbbVie, Inc.	21,574	1,436,622
Actavis plc *	82,855	25,420,743
Agilent Technologies, Inc.	72,247	2,975,854
Alexion Pharmaceuticals, Inc. *	42,790	7,010,714
Amgen, Inc.	160,179	25,029,571
Biogen, Inc. *	49,565	19,676,809
BioMarin Pharmaceutical, Inc. *	33,209	4,170,054
Celgene Corp. *	169,135	19,355,809
Endo International plc *	37,838	3,169,311
Gilead Sciences, Inc. *	314,353	35,292,411
Illumina, Inc. *	29,752	6,131,292
Incyte Corp. *	33,153	3,651,803
Jazz Pharmaceuticals plc *	12,516	2,244,745
Mallinckrodt plc *	24,476	3,168,173
Medivation, Inc. *	16,582	2,189,653
Mettler-Toledo International, Inc. *	5,825	1,891,261
Perrigo Co., plc	29,422	5,599,007
Puma Biotechnology, Inc. *	4,580	895,161
Regeneron Pharmaceuticals, Inc. *	15,724	8,059,493
Seattle Genetics, Inc. *	20,671	890,713
Thermo Fisher Scientific, Inc.	83,776	10,859,883
Vertex Pharmaceuticals, Inc. *	51,274	6,577,942
Waters Corp. *	17,144	2,290,781
Zoetis, Inc.	106,274	5,289,257
		203,277,062
Real Estate 3.3%
American Campus Communities, Inc.	22,741	887,126
American Tower Corp.	89,516	8,306,190
AvalonBay Communities, Inc.	27,563	4,589,240
Boston Properties, Inc.	32,597	4,238,588
CBRE Group, Inc., Class A *	59,055	2,258,263
Crown Castle International Corp.	70,464	5,746,339
Digital Realty Trust, Inc.	27,607	1,823,166
Essex Property Trust, Inc.	13,741	3,059,021
Extra Space Storage, Inc.	22,844	1,599,765
Federal Realty Investment Trust	14,545	1,955,866
Host Hotels & Resorts, Inc.	157,093	3,129,293
Jones Lang LaSalle, Inc.	9,570	1,657,811
Public Storage	31,044	6,008,256
Realogy Holdings Corp. *	30,022	1,409,533
Simon Property Group, Inc.	65,840	11,943,376
SL Green Realty Corp.	21,428	2,542,647
    3

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Taubman Centers, Inc.	12,683	938,923
Ventas, Inc.	72,168	4,800,615
Vornado Realty Trust	36,196	3,615,618
		70,509,636
Retailing 8.0%
Advance Auto Parts, Inc.	15,108	2,314,848
Amazon.com, Inc. *	80,416	34,516,960
AutoNation, Inc. *	16,079	1,003,490
AutoZone, Inc. *	6,697	4,511,233
Bed Bath & Beyond, Inc. *	38,843	2,770,283
CarMax, Inc. *	45,497	3,232,107
Dick's Sporting Goods, Inc.	20,092	1,079,342
Dollar General Corp.	64,781	4,702,453
Dollar Tree, Inc. *	42,591	3,193,899
Expedia, Inc.	20,539	2,203,013
Family Dollar Stores, Inc.	20,469	1,586,757
Groupon, Inc. *	85,088	542,861
L Brands, Inc.	51,194	4,429,305
Liberty Interactive Corp., Class A *	94,778	2,650,941
LKQ Corp. *	64,054	1,830,023
Lowe's Cos., Inc.	206,819	14,473,194
Netflix, Inc. *	12,676	7,910,584
Nordstrom, Inc.	29,402	2,135,761
O'Reilly Automotive, Inc. *	21,430	4,704,528
Ross Stores, Inc.	44,682	4,319,409
Sally Beauty Holdings, Inc. *	26,043	812,802
Signet Jewelers Ltd.	16,596	2,146,361
The Home Depot, Inc.	279,403	31,131,082
The Priceline Group, Inc. *	11,011	12,905,332
The TJX Cos., Inc.	143,763	9,255,462
Tiffany & Co.	23,143	2,169,193
Tractor Supply Co.	28,191	2,456,564
TripAdvisor, Inc. *	22,970	1,751,692
Ulta Salon, Cosmetics & Fragrance, Inc. *	13,611	2,077,311
Urban Outfitters, Inc. *	22,165	762,033
Williams-Sonoma, Inc.	18,148	1,426,614
		171,005,437
Semiconductors & Semiconductor Equipment 1.8%
Altera Corp.	64,097	3,131,138
Avago Technologies Ltd.	54,232	8,030,132
Broadcom Corp., Class A	115,855	6,586,357
Cree, Inc. *(a)	24,028	727,568
First Solar, Inc. *	15,620	776,470
Freescale Semiconductor Ltd. *	21,057	950,092
Lam Research Corp.	33,668	2,769,193
Micron Technology, Inc. *	229,759	6,417,169
NVIDIA Corp.	106,906	2,365,830
Skyworks Solutions, Inc.	40,470	4,425,799
Xilinx, Inc.	55,356	2,624,982
		38,804,730
Software & Services 14.7%
Accenture plc, Class A	132,583	12,733,271
Activision Blizzard, Inc.	102,600	2,591,676
Adobe Systems, Inc. *	100,573	7,954,319
Akamai Technologies, Inc. *	36,895	2,813,982
Alliance Data Systems Corp. *	13,359	3,981,383
Security	Number of Shares	Value ($)
ANSYS, Inc. *	19,592	1,743,688
Autodesk, Inc. *	47,064	2,548,516
Automatic Data Processing, Inc.	100,094	8,559,038
Box, Inc., Class A *(a)	8,250	145,530
CDK Global, Inc.	33,170	1,767,629
Citrix Systems, Inc. *	34,030	2,212,290
Cognizant Technology Solutions Corp., Class A *	128,093	8,290,179
eBay, Inc. *	232,602	14,272,459
Electronic Arts, Inc. *	64,834	4,068,658
Equinix, Inc.	12,018	3,221,665
Facebook, Inc., Class A *	443,670	35,134,227
FactSet Research Systems, Inc.	8,249	1,362,487
Fidelity National Information Services, Inc.	61,281	3,842,319
FireEye, Inc. *	6,691	311,600
Fiserv, Inc. *	50,237	4,026,495
FleetCor Technologies, Inc. *	16,377	2,491,597
Gartner, Inc. *	18,195	1,591,699
Global Payments, Inc.	13,821	1,442,636
Google, Inc., Class A *	60,369	32,920,423
Google, Inc., Class C *	60,611	32,251,719
IAC/InterActiveCorp	16,771	1,258,999
Intuit, Inc.	58,728	6,116,521
Jack Henry & Associates, Inc.	17,405	1,132,717
LendingClub Corp. *	18,575	356,826
LinkedIn Corp., Class A *	22,418	4,369,941
MasterCard, Inc., Class A	205,417	18,951,772
NetSuite, Inc. *	7,304	682,340
Nuance Communications, Inc. *	55,203	931,275
Oracle Corp.	678,268	29,497,875
Rackspace Hosting, Inc. *	24,962	1,000,727
Red Hat, Inc. *	39,034	3,016,157
Sabre Corp.	18,593	485,091
salesforce.com, Inc. *	130,036	9,460,119
ServiceNow, Inc. *	28,350	2,171,893
Synopsys, Inc. *	31,734	1,583,209
Teradata Corp. *	32,146	1,251,765
Twitter, Inc. *	107,576	3,944,812
Vantiv, Inc., Class A *	31,285	1,251,400
VeriSign, Inc. *	23,380	1,477,382
Visa, Inc., Class A	408,666	28,067,181
VMware, Inc., Class A *	18,353	1,602,584
Workday, Inc., Class A *	20,718	1,635,065
		312,525,136
Technology Hardware & Equipment 10.0%
3D Systems Corp. *(a)	22,893	500,670
Amphenol Corp., Class A	65,035	3,710,247
Apple, Inc.	1,231,777	160,475,908
EMC Corp.	420,764	11,082,924
F5 Networks, Inc. *	15,270	1,919,286
FLIR Systems, Inc.	30,719	938,465
Juniper Networks, Inc.	78,733	2,188,777
Keysight Technologies, Inc. *	34,573	1,136,069
National Instruments Corp.	21,306	637,263
NetApp, Inc.	66,307	2,214,654
QUALCOMM, Inc.	348,285	24,268,499
SanDisk Corp.	45,211	3,091,528
Trimble Navigation Ltd. *	61,176	1,433,965
		213,598,255
4

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.4%
Level 3 Communications, Inc. *	63,943	3,547,558
SBA Communications Corp., Class A *	26,766	2,992,706
T-Mobile US, Inc. *	55,541	2,159,434
		8,699,698
Transportation 3.6%
American Airlines Group, Inc.	151,442	6,416,597
Avis Budget Group, Inc. *	23,098	1,177,998
C.H. Robinson Worldwide, Inc.	30,531	1,884,679
Delta Air Lines, Inc.	174,942	7,508,511
FedEx Corp.	55,718	9,651,472
Genesee & Wyoming, Inc., Class A *	10,991	904,999
Hertz Global Holdings, Inc. *	92,902	1,847,821
J.B. Hunt Transport Services, Inc.	18,933	1,590,751
Kansas City Southern	22,805	2,063,852
Kirby Corp. *	12,283	942,229
Southwest Airlines Co.	142,133	5,266,028
Union Pacific Corp.	186,075	18,776,828
United Continental Holdings, Inc. *	83,724	4,570,493
United Parcel Service, Inc., Class B	145,947	14,480,861
		77,083,119
Utilities 0.1%
Calpine Corp. *	73,594	1,479,239
ITC Holdings Corp.	32,390	1,143,043
		2,622,282
Total Common Stock
(Cost $1,652,563,829)		2,123,330,559

Other Investment Companies 0.2% of net assets
Equity Fund 0.1%
iShares Russell 1000 Growth ETF	13,000	1,310,010
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	78,490	78,490
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	3,032,758	3,032,758
Total Other Investment Companies
(Cost $4,362,301)		4,421,258

End of Investments

At 05/31/15, the tax basis cost of the fund's investments was $1,657,191,802 and the unrealized appreciation and depreciation were $489,295,207 and ($18,735,192), respectively, with a net unrealized appreciation of $470,560,015.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,298,559. Non-cash collateral pledged to the fund for securities on loan amounted to $377,350.
(b)	Issuer is affiliated with the fund's adviser.
(c)	The rate shown is the 7-day yield.

ETF –	Exchange Traded Fund
In addition to the above, the fund held the following at 05/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/19/15	15	1,579,500	(12,029)

Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
    5

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
6

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,123,330,559	$—	$—	$2,123,330,559
Other Investment Companies[1]	4,421,258	—	—	4,421,258
Total	$2,127,751,817	$—	$—	$2,127,751,817
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($12,029)	$—	$—	($12,029)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2015.
REG56689MAY15
    7

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF™
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	1,220,157,467	1,403,669,359
0.2%	Other Investment Companies	2,382,258	2,423,739
99.9%	Total Investments	1,222,539,725	1,406,093,098
0.1%	Other Assets and Liabilities, Net		1,501,489
100.0%	Net Assets		1,407,594,587

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets
Automobiles & Components 1.8%
Autoliv, Inc.	12,479	1,574,226
Delphi Automotive plc	39,359	3,423,446
Ford Motor Co.	536,665	8,141,208
General Motors Co.	183,517	6,601,106
Harley-Davidson, Inc.	29,259	1,565,064
Johnson Controls, Inc.	89,550	4,658,391
		25,963,441
Banks 10.9%
Bank of America Corp.	1,431,431	23,618,611
BB&T Corp.	99,399	3,923,278
BOK Financial Corp.	2,929	189,448
Citigroup, Inc.	412,822	22,325,414
Comerica, Inc.	24,241	1,186,597
Cullen/Frost Bankers, Inc.	7,235	531,121
Fifth Third Bancorp	112,225	2,271,434
First Republic Bank	17,573	1,064,045
Hudson City Bancorp, Inc.	64,718	615,792
Huntington Bancshares, Inc.	109,833	1,222,441
JPMorgan Chase & Co.	508,090	33,422,160
KeyCorp	117,927	1,719,376
M&T Bank Corp.	18,140	2,192,763
New York Community Bancorp, Inc.	59,470	1,054,998
People's United Financial, Inc.	41,660	648,230
Regions Financial Corp.	185,347	1,870,151
SunTrust Banks, Inc.	71,347	3,045,090
The PNC Financial Services Group, Inc.	70,885	6,782,986
U.S. Bancorp	243,125	10,481,119
Wells Fargo & Co.	638,810	35,747,808
		153,912,862
Capital Goods 8.0%
AGCO Corp.	11,500	583,970
Allison Transmission Holdings, Inc.	23,602	722,221
Security	Number of Shares	Value ($)
Eaton Corp. plc	65,317	4,676,044
Emerson Electric Co.	93,791	5,656,535
General Dynamics Corp.	42,798	5,998,568
General Electric Co.	1,371,418	37,398,569
Honeywell International, Inc.	106,250	11,071,250
Hubbell, Inc., Class B	7,283	786,783
Ingersoll-Rand plc	35,896	2,468,927
Joy Global, Inc.	13,100	510,114
L-3 Communications Holdings, Inc.	11,036	1,300,151
Lockheed Martin Corp.	36,711	6,909,010
Masco Corp.	47,822	1,294,542
Northrop Grumman Corp.	27,297	4,345,136
Oshkosh Corp.	11,201	561,842
Owens Corning	16,604	703,345
Parker-Hannifin Corp.	19,374	2,333,211
Raytheon Co.	41,643	4,300,056
Rockwell Automation, Inc.	18,471	2,269,901
Rockwell Collins, Inc.	18,148	1,727,508
Textron, Inc.	37,515	1,696,428
The Timken Co.	9,347	365,468
Trinity Industries, Inc.	21,000	629,790
United Technologies Corp.	112,916	13,230,368
Xylem, Inc.	24,493	895,709
		112,435,446
Commercial & Professional Services 0.6%
Cintas Corp.	12,926	1,112,799
Republic Services, Inc.	33,899	1,365,791
The ADT Corp.	23,269	848,853
Tyco International plc	58,453	2,359,163
Waste Management, Inc.	58,173	2,888,290
		8,574,896
Consumer Durables & Apparel 0.7%
Coach, Inc.	36,900	1,305,153
Garmin Ltd.	16,238	738,504
Hasbro, Inc.	15,377	1,109,143
Leggett & Platt, Inc.	18,271	863,853
Mattel, Inc.	45,377	1,171,181
Newell Rubbermaid, Inc.	36,774	1,453,676
PulteGroup, Inc.	45,400	870,772
Whirlpool Corp.	10,821	1,993,769
		9,506,051
Consumer Services 1.5%
Aramark	26,237	822,530
Carnival Corp.	60,460	2,801,112
Darden Restaurants, Inc.	17,766	1,164,384
H&R Block, Inc.	36,915	1,171,313
McDonald's Corp.	131,068	12,573,353
MGM Resorts International *	50,266	1,007,833
Wyndham Worldwide Corp.	16,038	1,361,786
		20,902,311
    1

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Diversified Financials 3.3%
Capital One Financial Corp.	74,770	6,247,781
CME Group, Inc.	43,363	4,084,795
Discover Financial Services	61,049	3,557,325
Eaton Vance Corp.	15,943	647,286
Invesco Ltd.	58,146	2,315,955
Legg Mason, Inc.	13,596	725,483
Navient Corp.	56,403	1,086,886
Northern Trust Corp.	29,656	2,210,855
Santander Consumer USA Holdings, Inc. *	13,600	333,200
State Street Corp.	56,253	4,383,796
Synchrony Financial *	16,700	539,243
The Bank of New York Mellon Corp.	152,139	6,596,747
The Goldman Sachs Group, Inc.	55,469	11,437,153
The NASDAQ OMX Group, Inc.	16,298	843,421
Voya Financial, Inc.	30,778	1,394,551
		46,404,477
Energy 9.8%
Apache Corp.	50,617	3,028,921
Chesapeake Energy Corp.	69,856	985,668
Chevron Corp.	256,321	26,401,063
Cobalt International Energy, Inc. *	43,554	442,509
ConocoPhillips	168,436	10,726,005
CONSOL Energy, Inc.	30,900	860,256
CVR Energy, Inc. (a)	2,700	104,652
Diamond Offshore Drilling, Inc. (a)	9,000	273,060
Ensco plc, Class A	31,427	738,535
Exxon Mobil Corp.	571,517	48,693,248
Helmerich & Payne, Inc.	14,600	1,065,654
Kinder Morgan, Inc.	231,348	9,598,629
Marathon Oil Corp.	90,692	2,465,916
Marathon Petroleum Corp.	37,146	3,843,125
Murphy Oil Corp.	22,426	974,634
Noble Corp. plc	34,100	571,175
Occidental Petroleum Corp.	104,817	8,195,641
Phillips 66	73,818	5,840,480
QEP Resources, Inc.	22,242	418,817
Spectra Energy Corp.	92,002	3,235,710
The Williams Cos., Inc.	92,038	4,703,142
Transocean Ltd. (a)	47,965	904,140
Valero Energy Corp.	69,893	4,140,461
		138,211,441
Food & Staples Retailing 1.7%
Sprouts Farmers Market, Inc. *	19,742	592,063
Sysco Corp.	80,882	3,005,575
The Kroger Co.	66,636	4,851,101
Wal-Mart Stores, Inc.	214,711	15,946,586
		24,395,325
Food, Beverage & Tobacco 7.5%
Altria Group, Inc.	267,769	13,709,773
Archer-Daniels-Midland Co.	86,704	4,582,306
Bunge Ltd.	19,656	1,819,359
Campbell Soup Co.	23,980	1,159,193
Coca-Cola Enterprises, Inc.	30,267	1,338,709
ConAgra Foods, Inc.	58,587	2,262,044
Security	Number of Shares	Value ($)
Dr. Pepper Snapple Group, Inc.	26,247	2,011,570
Flowers Foods, Inc.	24,800	557,008
General Mills, Inc.	82,458	4,630,017
Hormel Foods Corp.	18,058	1,033,279
Ingredion, Inc.	9,964	816,749
Kellogg Co.	34,374	2,157,656
Kraft Foods Group, Inc.	79,770	6,736,577
Lorillard, Inc.	49,351	3,576,961
McCormick & Co., Inc. Non-Voting Shares	17,407	1,366,450
Molson Coors Brewing Co., Class B	21,333	1,565,416
Mondelez International, Inc., Class A	224,055	9,318,447
Philip Morris International, Inc.	210,903	17,519,712
Pilgrim's Pride Corp. (a)	8,300	212,314
Reynolds American, Inc.	42,258	3,243,302
The Coca-Cola Co.	535,789	21,945,917
The J.M. Smucker Co.	13,648	1,617,970
Tyson Foods, Inc., Class A	39,348	1,670,323
		104,851,052
Health Care Equipment & Services 3.0%
Abbott Laboratories	206,077	10,015,342
Anthem, Inc.	36,272	6,088,255
Baxter International, Inc.	74,427	4,957,583
Boston Scientific Corp. *	182,189	3,328,593
Cardinal Health, Inc.	44,805	3,950,457
Humana, Inc.	20,196	4,335,071
IMS Health Holdings, Inc. *	8,900	264,864
Omnicare, Inc.	13,045	1,243,058
Patterson Cos., Inc.	11,774	563,268
Quest Diagnostics, Inc.	19,461	1,464,051
St. Jude Medical, Inc.	38,194	2,816,808
Zimmer Holdings, Inc.	23,226	2,649,854
		41,677,204
Household & Personal Products 2.6%
Avon Products, Inc.	58,437	392,697
Coty, Inc., Class A *	9,087	226,539
Kimberly-Clark Corp.	49,572	5,396,408
The Clorox Co.	17,888	1,925,822
The Procter & Gamble Co.	368,173	28,861,081
		36,802,547
Insurance 5.3%
ACE Ltd.	44,621	4,751,244
Aflac, Inc.	59,762	3,718,392
American Financial Group, Inc.	9,601	609,663
American International Group, Inc.	187,607	10,995,646
Aon plc	38,081	3,854,559
Arthur J. Gallagher & Co.	24,329	1,178,740
Axis Capital Holdings Ltd.	13,651	751,351
Brown & Brown, Inc.	15,390	498,482
Cincinnati Financial Corp.	19,775	1,000,219
CNA Financial Corp.	3,860	149,228
FNF Group	37,157	1,410,480
Genworth Financial, Inc., Class A *	66,702	529,614
HCC Insurance Holdings, Inc.	13,659	781,022
Lincoln National Corp.	35,107	2,001,450
Loews Corp.	40,961	1,643,355
Marsh & McLennan Cos., Inc.	73,133	4,258,535
2

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
MetLife, Inc.	151,647	7,925,072
Principal Financial Group, Inc.	36,786	1,901,468
Prudential Financial, Inc.	61,814	5,230,083
Reinsurance Group of America, Inc.	9,210	861,595
The Allstate Corp.	56,528	3,805,465
The Chubb Corp.	31,572	3,078,270
The Hartford Financial Services Group, Inc.	56,632	2,328,141
The Progressive Corp.	72,325	1,977,365
The Travelers Cos., Inc.	43,515	4,400,237
Torchmark Corp.	17,482	997,698
Unum Group	34,130	1,193,185
Willis Group Holdings plc	23,854	1,132,111
XL Group plc	41,235	1,553,735
		74,516,405
Materials 3.4%
Air Products & Chemicals, Inc.	26,200	3,845,112
Albemarle Corp.	14,953	899,423
Alcoa, Inc.	167,296	2,091,200
Ashland, Inc.	8,597	1,095,258
Avery Dennison Corp.	12,237	757,593
Celanese Corp., Series A	20,761	1,429,395
E.I. du Pont de Nemours & Co.	123,530	8,771,865
Eastman Chemical Co.	19,945	1,531,178
Freeport-McMoRan, Inc.	142,711	2,804,271
Huntsman Corp.	27,269	611,916
International Flavors & Fragrances, Inc.	10,908	1,298,488
International Paper Co.	57,403	2,975,197
MeadWestvaco Corp.	22,544	1,139,374
Newmont Mining Corp.	67,010	1,825,352
Nucor Corp.	42,825	2,025,622
Owens-Illinois, Inc. *	20,999	501,876
Reliance Steel & Aluminum Co.	10,352	660,458
RPM International, Inc.	17,903	895,687
Sealed Air Corp.	28,015	1,364,331
The Dow Chemical Co.	147,883	7,700,268
The Mosaic Co.	42,814	1,963,022
Vulcan Materials Co.	18,331	1,648,507
Westlake Chemical Corp.	5,840	411,778
		48,247,171
Media 2.0%
Cablevision Systems Corp., Class A	28,759	704,883
CBS Corp., Class B Non-Voting Shares	62,267	3,843,119
Gannett Co., Inc.	30,269	1,083,328
News Corp., Class A *	66,909	1,013,671
Omnicom Group, Inc.	33,757	2,515,909
The Interpublic Group of Cos., Inc.	56,611	1,155,997
Time Warner, Inc.	113,290	9,570,739
Twenty-First Century Fox, Inc., Class A	250,407	8,413,675
		28,301,321
Pharmaceuticals, Biotechnology & Life Sciences 9.9%
AbbVie, Inc.	234,449	15,611,959
Bristol-Myers Squibb Co.	226,209	14,613,101
Eli Lilly & Co.	133,057	10,498,197
Hospira, Inc. *	23,345	2,064,165
Johnson & Johnson	378,787	37,931,730
Security	Number of Shares	Value ($)
Merck & Co., Inc.	386,710	23,546,772
Mylan N.V. *	55,176	4,007,433
PerkinElmer, Inc.	16,323	860,712
Pfizer, Inc.	835,450	29,031,888
Quintiles Transnational Holdings, Inc. *	9,244	644,399
		138,810,356
Real Estate 2.8%
Alexandria Real Estate Equities, Inc.	10,009	928,135
American Capital Agency Corp.	47,372	988,180
American Realty Capital Properties, Inc.	122,000	1,082,140
Annaly Capital Management, Inc.	127,292	1,328,928
Apartment Investment & Management Co., Class A	20,531	778,741
Brixmor Property Group, Inc.	24,970	618,757
Camden Property Trust	11,523	863,994
Communications Sales & Leasing, Inc. *	15,811	411,876
Corrections Corp. of America	15,600	548,496
DDR Corp.	43,214	731,181
Duke Realty Corp.	44,666	873,667
Equity Residential	49,833	3,703,588
General Growth Properties, Inc.	84,602	2,396,775
HCP, Inc.	63,262	2,449,505
Health Care REIT, Inc.	47,314	3,324,282
Iron Mountain, Inc.	24,657	899,241
Kilroy Realty Corp.	12,088	834,918
Kimco Realty Corp.	55,274	1,324,365
Lamar Advertising Co., Class A	10,269	622,507
Liberty Property Trust	19,881	694,642
National Retail Properties, Inc.	17,970	674,055
Plum Creek Timber Co., Inc.	23,648	975,716
Prologis, Inc.	70,484	2,790,461
Rayonier, Inc.	17,975	464,114
Realty Income Corp.	29,908	1,362,907
Regency Centers Corp.	14,698	928,032
Senior Housing Properties Trust	33,906	678,459
The Macerich Co.	19,120	1,569,943
UDR, Inc.	36,798	1,198,143
Weingarten Realty Investors	14,890	502,240
Weyerhaeuser Co.	71,060	2,313,714
WP Carey, Inc.	13,456	857,013
		39,718,715
Retailing 1.4%
Best Buy Co., Inc.	40,352	1,400,214
Dillard's, Inc., Class A	3,508	406,963
Foot Locker, Inc.	19,274	1,218,117
GameStop Corp., Class A (a)	14,935	648,328
Genuine Parts Co.	20,585	1,862,325
Kohl's Corp.	27,512	1,801,761
Macy's, Inc.	46,303	3,099,986
Staples, Inc.	86,582	1,425,572
Target Corp.	86,449	6,857,135
The Gap, Inc.	35,184	1,348,603
		20,069,004
    3

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc.	42,165	2,865,533
Applied Materials, Inc.	167,480	3,371,372
Intel Corp.	646,541	22,279,803
KLA-Tencor Corp.	22,086	1,317,651
Linear Technology Corp.	32,030	1,532,636
Marvell Technology Group Ltd.	56,706	793,317
Maxim Integrated Products, Inc.	37,919	1,329,819
Microchip Technology, Inc.	26,921	1,322,629
Texas Instruments, Inc.	142,366	7,961,107
		42,773,867
Software & Services 6.6%
Amdocs Ltd.	21,788	1,195,072
CA, Inc.	42,995	1,309,198
Cadence Design Systems, Inc. *	37,907	750,179
Computer Sciences Corp.	19,403	1,331,046
International Business Machines Corp.	125,043	21,213,545
Microsoft Corp.	1,117,691	52,375,000
Paychex, Inc.	43,873	2,167,765
Solera Holdings, Inc.	9,200	453,836
Symantec Corp.	92,898	2,287,613
The Western Union Co.	71,223	1,563,345
Total System Services, Inc.	21,846	900,055
Xerox Corp.	140,299	1,602,215
Yahoo! Inc. *	118,768	5,099,304
		92,248,173
Technology Hardware & Equipment 3.4%
Arrow Electronics, Inc. *	13,185	801,516
Avnet, Inc.	18,510	814,625
Cisco Systems, Inc.	694,566	20,357,730
Corning, Inc.	173,527	3,630,185
Harris Corp.	17,049	1,350,622
Hewlett-Packard Co.	246,677	8,239,012
Jabil Circuit, Inc.	27,651	679,385
Motorola Solutions, Inc.	26,083	1,538,897
NCR Corp. *	22,338	671,257
Seagate Technology plc	45,119	2,510,421
TE Connectivity Ltd.	56,024	3,865,656
Western Digital Corp.	29,554	2,877,377
		47,336,683
Telecommunication Services 4.0%
AT&T, Inc.	708,316	24,465,235
CenturyLink, Inc.	76,560	2,544,854
Frontier Communications Corp.	133,488	687,463
Sprint Corp. *	106,043	493,100
Verizon Communications, Inc.	565,495	27,958,073
Windstream Holdings, Inc. (a)	13,255	107,829
Zayo Group Holdings, Inc. *	5,972	157,004
		56,413,558
Security	Number of Shares	Value ($)
Transportation 0.7%
CSX Corp.	134,860	4,596,029
Expeditors International of Washington, Inc.	26,200	1,201,008
Norfolk Southern Corp.	41,503	3,818,276
		9,615,313
Utilities 5.8%
AES Corp.	89,180	1,212,848
AGL Resources, Inc.	16,041	807,985
Alliant Energy Corp.	14,756	904,543
Ameren Corp.	32,579	1,310,653
American Electric Power Co., Inc.	65,680	3,697,127
American Water Works Co., Inc.	24,129	1,275,700
Aqua America, Inc.	23,190	610,361
CenterPoint Energy, Inc.	57,763	1,176,632
CMS Energy Corp.	39,325	1,342,556
Consolidated Edison, Inc.	39,376	2,435,012
Dominion Resources, Inc.	80,728	5,692,939
DTE Energy Co.	23,728	1,879,969
Duke Energy Corp.	96,434	7,302,947
Edison International	43,756	2,660,802
Entergy Corp.	24,119	1,844,380
Eversource Energy	42,530	2,094,603
Exelon Corp.	117,974	3,991,060
FirstEnergy Corp.	56,474	2,014,992
Integrys Energy Group, Inc.	10,608	762,821
MDU Resources Group, Inc.	25,401	531,897
National Fuel Gas Co.	11,224	721,142
NextEra Energy, Inc.	61,448	6,288,588
NiSource, Inc.	42,301	1,995,761
NRG Energy, Inc.	45,371	1,143,349
OGE Energy Corp.	26,811	844,547
Pepco Holdings, Inc.	35,781	975,032
PG&E Corp.	64,544	3,451,168
Pinnacle West Capital Corp.	14,834	903,687
PPL Corp.	91,683	3,182,317
Public Service Enterprise Group, Inc.	69,694	2,971,055
SCANA Corp.	19,128	1,016,845
Sempra Energy	31,835	3,421,307
TECO Energy, Inc.	39,129	737,582
The Southern Co.	124,411	5,435,517
UGI Corp.	23,600	882,640
Westar Energy, Inc.	18,762	688,003
Wisconsin Energy Corp.	30,242	1,460,084
Xcel Energy, Inc.	67,938	2,313,289
		81,981,740
Total Common Stock
(Cost $1,220,157,467)		1,403,669,359

Other Investment Companies 0.2% of net assets
Equity Fund 0.0%
iShares Russell 1000 Value ETF	2,000	210,560
4

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	596,151	596,151
Securities Lending Collateral 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	1,617,028	1,617,028
Total Other Investment Companies
(Cost $2,382,258)		2,423,739

End of Investments

At 05/31/15, the tax basis cost of the fund's investments was $1,223,068,436 and the unrealized appreciation and depreciation were $207,553,089 and ($24,528,427), respectively, with a net unrealized appreciation $183,024,662.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,603,237. Non-cash collateral pledged to the fund for securities on loan amounted to $10,865.
(b)	The rate shown is the 7-day yield.

ETF –	Exchange Traded Fund
REIT –	Real Estate Investment Trust

Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
    5

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued
categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,403,669,359	$—	$—	$1,403,669,359
Other Investment Companies[1]	2,423,739	—	—	2,423,739
Total	$1,406,093,098	$—	$—	$1,406,093,098
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2015.
REG56690MAY15
6

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF™
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	1,591,482,728	1,856,887,713
1.2%	Other Investment Companies	22,429,561	22,429,561
100.8%	Total Investments	1,613,912,289	1,879,317,274
(0.8%)	Other Assets and Liabilities, Net		(15,588,828)
100.0%	Net Assets		1,863,728,446

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets
Automobiles & Components 1.2%
Dana Holding Corp.	116,675	2,540,015
Gentex Corp.	206,244	3,543,272
Lear Corp.	54,136	6,280,859
The Goodyear Tire & Rubber Co.	187,127	5,959,059
Visteon Corp. *	31,258	3,423,376
		21,746,581
Banks 3.5%
Associated Banc-Corp.	105,936	2,009,606
BankUnited, Inc.	71,458	2,400,274
BOK Financial Corp.	14,765	955,000
City National Corp.	33,618	3,098,907
Commerce Bancshares, Inc.	56,593	2,524,614
Cullen/Frost Bankers, Inc.	38,103	2,797,141
East West Bancorp, Inc.	101,887	4,370,952
First Niagara Financial Group, Inc.	242,698	2,162,439
First Republic Bank	90,405	5,474,023
Hudson City Bancorp, Inc.	330,138	3,141,263
Huntington Bancshares, Inc.	571,109	6,356,443
Nationstar Mortgage Holdings, Inc. *	27,669	545,633
New York Community Bancorp, Inc.	303,476	5,383,664
Ocwen Financial Corp. *(a)	78,217	794,685
People's United Financial, Inc.	212,904	3,312,786
Popular, Inc. *	73,078	2,374,304
Prosperity Bancshares, Inc.	40,779	2,184,531
Signature Bank *	35,196	4,915,122
SVB Financial Group *	35,138	4,740,468
TFS Financial Corp.	59,712	886,723
Zions Bancorp	143,274	4,137,753
		64,566,331
Capital Goods 11.7%
A.O. Smith Corp.	52,865	3,773,504
Acuity Brands, Inc.	30,456	5,375,179
AECOM *	109,775	3,625,868
Security	Number of Shares	Value ($)
AGCO Corp.	55,984	2,842,868
Allegion plc	67,713	4,228,000
Allison Transmission Holdings, Inc.	118,523	3,626,804
Armstrong World Industries, Inc. *	30,521	1,676,213
B/E Aerospace, Inc.	73,850	4,234,559
Carlisle Cos., Inc.	45,494	4,510,730
Chicago Bridge & Iron Co. N.V. (a)	66,056	3,584,199
CLARCOR, Inc.	36,922	2,274,764
Colfax Corp. *	67,146	3,383,487
Crane Co.	33,697	2,039,679
Donaldson Co., Inc.	87,845	3,132,553
EMCOR Group, Inc.	43,791	1,986,798
Fortune Brands Home & Security, Inc.	111,020	5,091,377
Generac Holdings, Inc. *	48,258	2,016,219
Graco, Inc.	40,872	2,966,899
HD Supply Holdings, Inc. *	107,826	3,498,954
Hexcel Corp.	65,724	3,236,250
Hubbell, Inc., Class B	37,401	4,040,430
IDEX Corp.	54,318	4,196,609
ITT Corp.	62,684	2,675,353
Jacobs Engineering Group, Inc. *	89,650	3,878,259
Joy Global, Inc.	67,246	2,618,559
KBR, Inc.	99,659	1,908,470
Kennametal, Inc.	53,673	1,935,448
KLX, Inc. *	36,187	1,586,438
Lennox International, Inc.	28,717	3,233,534
Lincoln Electric Holdings, Inc.	54,333	3,651,721
Masco Corp.	243,632	6,595,118
MSC Industrial Direct Co., Inc., Class A	34,924	2,422,678
Nordson Corp.	39,983	3,235,025
NOW, Inc. *(a)	80,302	1,856,582
Oshkosh Corp.	55,086	2,763,114
Owens Corning	81,136	3,436,921
Pall Corp.	74,259	9,240,790
Quanta Services, Inc. *	147,793	4,333,291
Regal Beloit Corp.	30,938	2,419,042
Sensata Technologies Holding N.V. *	117,655	6,481,614
Snap-on, Inc.	40,563	6,303,490
SolarCity Corp. *(a)	35,404	2,128,489
Spirit AeroSystems Holdings, Inc., Class A *	90,988	4,967,035
SPX Corp.	29,139	2,165,319
Teledyne Technologies, Inc. *	24,634	2,496,163
Terex Corp.	74,985	1,854,379
The Babcock & Wilcox Co.	73,279	2,439,458
The Manitowoc Co., Inc.	92,628	1,746,964
The Middleby Corp. *	39,884	4,335,391
The Timken Co.	52,321	2,045,751
The Toro Co.	39,238	2,683,487
TransDigm Group, Inc.	34,686	7,840,423
Trinity Industries, Inc.	107,153	3,213,518
Triumph Group, Inc.	35,206	2,347,888
United Rentals, Inc. *	67,175	5,972,529
USG Corp. *	61,201	1,765,037
    1

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Valmont Industries, Inc.	16,787	2,089,142
WABCO Holdings, Inc. *	37,777	4,775,768
Wabtec Corp.	67,214	6,741,564
Watsco, Inc.	19,236	2,422,197
WESCO International, Inc. *	30,286	2,176,352
Woodward, Inc.	39,722	2,023,439
Xylem, Inc.	125,664	4,595,533
		218,743,216
Commercial & Professional Services 3.0%
Cintas Corp.	67,428	5,804,876
Clean Harbors, Inc. *	37,382	2,106,102
Copart, Inc. *	80,679	2,791,493
Equifax, Inc.	83,751	8,402,738
KAR Auction Services, Inc.	97,833	3,645,258
ManpowerGroup, Inc.	54,501	4,613,510
Pitney Bowes, Inc.	139,401	3,045,912
Robert Half International, Inc.	94,015	5,299,626
Rollins, Inc.	67,728	1,681,009
The ADT Corp.	119,409	4,356,040
The Dun & Bradstreet Corp.	24,721	3,162,557
Towers Watson & Co., Class A	48,338	6,668,227
Waste Connections, Inc.	86,959	4,220,120
		55,797,468
Consumer Durables & Apparel 5.1%
Brunswick Corp.	65,138	3,324,643
Carter's, Inc.	37,298	3,849,900
D.R. Horton, Inc.	231,958	6,058,743
Fossil Group, Inc. *	30,627	2,174,823
Hanesbrands, Inc.	280,422	8,934,245
Harman International Industries, Inc.	48,085	5,795,204
Hasbro, Inc.	77,754	5,608,396
Jarden Corp. *	125,281	6,647,410
Leggett & Platt, Inc.	95,765	4,527,769
Lennar Corp., Class A	124,113	5,787,389
lululemon athletica, Inc. *	73,051	4,367,719
Mohawk Industries, Inc. *	43,486	8,116,227
Newell Rubbermaid, Inc.	189,811	7,503,229
NVR, Inc. *	2,657	3,615,114
Polaris Industries, Inc.	42,617	6,096,362
PulteGroup, Inc.	231,882	4,447,497
Toll Brothers, Inc. *	110,957	4,013,315
Tupperware Brands Corp.	34,398	2,261,325
Vista Outdoor, Inc. *	43,618	2,010,354
		95,139,664
Consumer Services 2.5%
Aramark	140,989	4,420,005
Brinker International, Inc.	43,977	2,426,651
Darden Restaurants, Inc.	87,110	5,709,189
Domino's Pizza, Inc.	38,853	4,221,767
Dunkin' Brands Group, Inc.	67,936	3,625,065
Extended Stay America, Inc.	40,280	789,891
Graham Holdings Co., Class B	3,037	3,252,627
H&R Block, Inc.	190,978	6,059,732
Norwegian Cruise Line Holdings Ltd. *	92,232	5,032,178
Panera Bread Co., Class A *	17,583	3,200,106
Security	Number of Shares	Value ($)
Service Corp. International	141,083	4,099,872
Six Flags Entertainment Corp.	61,205	2,990,476
		45,827,559
Diversified Financials 3.0%
CBOE Holdings, Inc.	59,742	3,496,102
E*TRADE Financial Corp. *	199,883	5,888,553
Eaton Vance Corp.	83,422	3,386,933
Federated Investors, Inc., Class B	68,051	2,368,175
Legg Mason, Inc.	69,647	3,716,364
LPL Financial Holdings, Inc.	52,751	2,249,303
MSCI, Inc.	77,504	4,809,123
Navient Corp.	279,472	5,385,425
Raymond James Financial, Inc.	88,275	5,130,543
Santander Consumer USA Holdings, Inc. *	69,417	1,700,717
SEI Investments Co.	90,307	4,320,287
The NASDAQ OMX Group, Inc.	83,014	4,295,974
Voya Financial, Inc.	150,834	6,834,289
Waddell & Reed Financial, Inc., Class A	57,698	2,756,810
		56,338,598
Energy 4.6%
Atwood Oceanics, Inc.	42,852	1,318,556
Cobalt International Energy, Inc. *	203,609	2,068,667
Core Laboratories N.V. (a)	30,449	3,577,149
CVR Energy, Inc. (a)	10,845	420,352
Denbury Resources, Inc.	241,674	1,781,137
Diamond Offshore Drilling, Inc. (a)	48,233	1,463,389
Dresser-Rand Group, Inc. *	53,483	4,524,662
Dril-Quip, Inc. *	27,189	2,054,945
Energen Corp.	49,979	3,458,547
EP Energy Corp., Class A *	25,376	333,694
Frank's International N.V.	25,727	509,909
Gulfport Energy Corp. *	66,493	2,869,838
Helmerich & Payne, Inc.	75,010	5,474,980
Kosmos Energy Ltd. *	81,080	720,801
Laredo Petroleum, Inc. *(a)	84,951	1,157,033
Nabors Industries Ltd.	198,442	2,927,020
Newfield Exploration Co. *	111,289	4,207,837
Noble Corp. plc	168,891	2,828,924
Oasis Petroleum, Inc. *(a)	91,176	1,548,169
Oceaneering International, Inc.	69,655	3,538,474
Oil States International, Inc. *	35,881	1,466,815
Patterson-UTI Energy, Inc.	99,937	2,018,727
QEP Resources, Inc.	113,332	2,134,042
Rosetta Resources, Inc. *	51,179	1,195,541
Rowan Cos. plc, Class A	87,232	1,873,743
RPC, Inc.	45,151	652,883
SM Energy Co.	46,347	2,424,875
Superior Energy Services, Inc.	105,672	2,439,967
Targa Resources Corp.	33,963	3,122,898
Teekay Corp.	34,308	1,571,993
Tesoro Corp.	86,941	7,694,279
Ultra Petroleum Corp. *(a)	108,840	1,513,964
Western Refining, Inc.	49,503	2,177,142
Whiting Petroleum Corp. *	145,008	4,783,814
2

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
World Fuel Services Corp.	49,906	2,496,797
WPX Energy, Inc. *	139,081	1,792,754
		86,144,317
Food & Staples Retailing 0.6%
Rite Aid Corp. *	637,101	5,555,521
Sprouts Farmers Market, Inc. *	99,766	2,991,982
United Natural Foods, Inc. *	34,782	2,332,829
		10,880,332
Food, Beverage & Tobacco 1.2%
Flowers Foods, Inc.	126,543	2,842,156
Ingredion, Inc.	50,421	4,133,009
Pilgrim's Pride Corp. (a)	44,818	1,146,444
Pinnacle Foods, Inc.	75,924	3,200,197
Seaboard Corp. *	194	665,420
The Hain Celestial Group, Inc. *	70,528	4,462,307
The WhiteWave Foods Co. *	121,834	5,851,687
		22,301,220
Health Care Equipment & Services 4.7%
Align Technology, Inc. *	49,917	3,028,464
athenahealth, Inc. *	26,388	3,076,841
Brookdale Senior Living, Inc. *	129,304	4,873,468
Centene Corp. *	82,753	6,234,611
Community Health Systems, Inc. *	80,719	4,464,568
DENTSPLY International, Inc.	97,857	5,091,989
Envision Healthcare Holdings, Inc. *	127,135	4,697,638
Hologic, Inc. *	168,893	6,041,303
IDEXX Laboratories, Inc. *	32,772	4,443,883
Inovalon Holdings, Inc., Class A *	14,289	379,802
MEDNAX, Inc. *	66,951	4,765,572
Omnicare, Inc.	68,128	6,491,917
Patterson Cos., Inc.	60,849	2,911,016
Premier, Inc., Class A *	19,465	745,899
ResMed, Inc.	99,837	5,872,412
Sirona Dental Systems, Inc. *	38,782	3,828,559
Team Health Holdings, Inc. *	49,783	2,911,310
Teleflex, Inc.	29,138	3,751,226
Tenet Healthcare Corp. *	69,130	3,677,025
The Cooper Cos., Inc.	33,595	6,106,563
Veeva Systems, Inc., Class A *	25,142	681,851
WellCare Health Plans, Inc. *	31,016	2,657,141
		86,733,058
Household & Personal Products 0.8%
Avon Products, Inc.	302,142	2,030,394
Coty, Inc., Class A *	47,992	1,196,440
Energizer Holdings, Inc.	42,859	6,072,692
Herbalife Ltd. *(a)	48,601	2,528,710
Nu Skin Enterprises, Inc., Class A	40,771	2,063,013
Spectrum Brands Holdings, Inc.	18,818	1,818,760
		15,710,009
Insurance 5.8%
Alleghany Corp. *	11,169	5,309,184
Allied World Assurance Co. Holdings AG	66,209	2,813,220
Security	Number of Shares	Value ($)
American Financial Group, Inc.	52,756	3,350,006
American National Insurance Co.	6,002	619,466
AmTrust Financial Services, Inc.	21,860	1,315,535
Arch Capital Group Ltd. *	89,748	5,734,000
Arthur J. Gallagher & Co.	115,263	5,584,492
Assurant, Inc.	47,376	3,119,710
Assured Guaranty Ltd.	108,546	3,103,330
Axis Capital Holdings Ltd.	69,912	3,847,956
Brown & Brown, Inc.	83,677	2,710,298
Cincinnati Financial Corp.	100,749	5,095,884
CNO Financial Group, Inc.	140,316	2,525,688
Erie Indemnity Co., Class A	16,724	1,360,163
Everest Re Group Ltd.	31,054	5,636,612
FNF Group	194,680	7,390,053
Genworth Financial, Inc., Class A *	352,041	2,795,206
HCC Insurance Holdings, Inc.	68,281	3,904,308
Markel Corp. *	9,736	7,523,591
Old Republic International Corp.	166,282	2,570,720
PartnerRe Ltd.	33,917	4,457,711
Reinsurance Group of America, Inc.	47,891	4,480,203
RenaissanceRe Holdings Ltd.	31,498	3,216,261
Torchmark Corp.	88,378	5,043,732
Validus Holdings Ltd.	58,047	2,490,797
W.R. Berkley Corp.	70,111	3,435,439
White Mountains Insurance Group Ltd.	4,148	2,693,048
Willis Group Holdings plc	125,950	5,977,587
		108,104,200
Materials 7.3%
Airgas, Inc.	46,651	4,755,603
Albemarle Corp.	78,294	4,709,384
Allegheny Technologies, Inc.	74,251	2,413,157
AptarGroup, Inc.	42,734	2,725,147
Ashland, Inc.	44,567	5,677,836
Avery Dennison Corp.	62,254	3,854,145
Axalta Coating Systems Ltd. *	65,307	2,236,765
Axiall Corp.	49,831	1,879,127
Bemis Co., Inc.	67,057	3,080,599
Carpenter Technology Corp.	35,861	1,464,563
Crown Holdings, Inc. *	96,512	5,336,148
Cytec Industries, Inc.	48,973	2,962,377
Eagle Materials, Inc.	34,358	2,868,206
Graphic Packaging Holding Co.	229,995	3,275,129
Huntsman Corp.	144,677	3,246,552
International Flavors & Fragrances, Inc.	56,568	6,733,855
Martin Marietta Materials, Inc.	42,960	6,401,470
MeadWestvaco Corp.	117,098	5,918,133
NewMarket Corp.	7,363	3,389,999
Owens-Illinois, Inc. *	116,250	2,778,375
Packaging Corp. of America	68,566	4,743,396
Platform Specialty Products Corp. *	85,879	2,247,453
Reliance Steel & Aluminum Co.	54,980	3,507,724
Rock-Tenn Co., Class A	98,317	6,404,369
Royal Gold, Inc.	44,902	2,908,302
RPM International, Inc.	93,075	4,656,542
Sealed Air Corp.	146,022	7,111,271
Silgan Holdings, Inc.	28,682	1,558,580
Sonoco Products Co.	70,280	3,164,006
Steel Dynamics, Inc.	170,491	3,718,409
    3

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Scotts Miracle-Gro Co., Class A	30,552	1,871,615
The Valspar Corp.	51,891	4,330,823
Vulcan Materials Co.	92,876	8,352,339
W.R. Grace & Co. *	51,457	5,039,184
		135,320,583
Media 2.1%
AMC Networks, Inc., Class A *	41,729	3,279,482
Cablevision Systems Corp., Class A	152,843	3,746,182
Cinemark Holdings, Inc.	73,346	2,972,713
Discovery Communications, Inc., Class A *	104,027	3,530,676
Gannett Co., Inc.	157,308	5,630,053
Liberty Media Corp., Class A *	68,566	2,627,106
Lions Gate Entertainment Corp.	58,150	1,924,184
Morningstar, Inc.	14,575	1,126,648
Regal Entertainment Group, Class A (a)	54,857	1,149,803
The Interpublic Group of Cos., Inc.	286,903	5,858,559
The Madison Square Garden Co., Class A *	42,067	3,593,784
Tribune Media Co., Class A	65,055	3,447,915
		38,887,105
Pharmaceuticals, Biotechnology & Life Sciences 5.8%
AbbVie, Inc.	71,166	4,738,989
Alkermes plc *	105,191	6,427,170
Bio-Rad Laboratories, Inc., Class A *	14,223	2,053,374
Bio-Techne Corp.	26,203	2,653,054
BioMarin Pharmaceutical, Inc. *	108,929	13,678,214
Bruker Corp. *	79,704	1,581,327
Endo International plc *	124,039	10,389,507
Hospira, Inc. *	119,680	10,582,106
Incyte Corp. *	108,486	11,949,733
Intercept Pharmaceuticals, Inc. *	9,333	2,381,735
Jazz Pharmaceuticals plc *	42,391	7,602,826
Juno Therapeutics, Inc. *(a)	16,322	859,190
Medivation, Inc. *	54,390	7,182,199
Mettler-Toledo International, Inc. *	19,571	6,354,312
PerkinElmer, Inc.	79,116	4,171,787
Puma Biotechnology, Inc. *	14,940	2,920,023
Quintiles Transnational Holdings, Inc. *	56,328	3,926,625
Seattle Genetics, Inc. *	70,806	3,051,031
United Therapeutics Corp. *	32,579	5,985,414
VWR Corp. *	17,642	481,097
		108,969,713
Real Estate 10.3%
Alexandria Real Estate Equities, Inc.	49,969	4,633,625
American Campus Communities, Inc.	78,420	3,059,164
American Homes 4 Rent, Class A	98,887	1,650,424
Apartment Investment & Management Co., Class A	109,193	4,141,691
BioMed Realty Trust, Inc.	141,551	2,886,225
Brixmor Property Group, Inc.	118,955	2,947,705
Camden Property Trust	60,774	4,556,835
CBL & Associates Properties, Inc.	120,526	2,127,284
CBRE Group, Inc., Class A *	196,394	7,510,107
Chimera Investment Corp.	140,933	2,033,663
Security	Number of Shares	Value ($)
Communications Sales & Leasing, Inc. *	84,506	2,201,381
Corrections Corp. of America	81,893	2,879,358
DDR Corp.	209,227	3,540,121
Douglas Emmett, Inc.	94,607	2,779,554
Duke Realty Corp.	237,918	4,653,676
Equity LifeStyle Properties, Inc.	56,564	3,099,142
Extra Space Storage, Inc.	76,847	5,381,595
Federal Realty Investment Trust	47,713	6,415,967
Forest City Enterprises, Inc., Class A *	136,089	3,138,212
Gaming & Leisure Properties, Inc.	62,946	2,303,824
Highwoods Properties, Inc.	63,649	2,670,076
Home Properties, Inc.	40,610	3,018,135
Hospitality Properties Trust	105,662	3,189,936
Iron Mountain, Inc.	131,436	4,793,471
Jones Lang LaSalle, Inc.	31,109	5,389,012
Kilroy Realty Corp.	59,234	4,091,292
Lamar Advertising Co., Class A	56,285	3,411,997
Liberty Property Trust	103,442	3,614,263
MFA Financial, Inc.	252,183	2,002,333
Mid-America Apartment Communities, Inc.	52,552	4,014,447
National Retail Properties, Inc.	92,389	3,465,511
Omega Healthcare Investors, Inc.	109,207	3,934,728
Outfront Media, Inc.	94,490	2,618,318
Paramount Group, Inc.	102,042	1,871,450
Piedmont Office Realty Trust, Inc., Class A	109,402	1,880,620
Plum Creek Timber Co., Inc.	123,636	5,101,221
Rayonier, Inc.	89,671	2,315,305
Realogy Holdings Corp. *	101,752	4,777,256
Realty Income Corp.	156,763	7,143,690
Regency Centers Corp.	64,975	4,102,522
Retail Properties of America, Inc., Class A	162,260	2,433,900
RLJ Lodging Trust	92,667	2,801,323
Senior Housing Properties Trust	163,222	3,266,072
SL Green Realty Corp.	68,576	8,137,228
Starwood Property Trust, Inc.	169,299	4,044,553
Tanger Factory Outlet Centers, Inc.	65,482	2,202,160
Taubman Centers, Inc.	44,631	3,304,033
The Howard Hughes Corp. *	25,218	3,714,359
Two Harbors Investment Corp.	259,769	2,776,931
UDR, Inc.	180,600	5,880,336
Urban Edge Properties	59,323	1,281,377
Weingarten Realty Investors	76,831	2,591,510
WP Carey, Inc.	67,281	4,285,127
		192,064,045
Retailing 4.6%
Abercrombie & Fitch Co., Class A	49,024	1,003,521
Advance Auto Parts, Inc.	50,963	7,808,551
AutoNation, Inc. *	51,671	3,224,787
Cabela's, Inc. *	33,839	1,725,789
Dick's Sporting Goods, Inc.	67,991	3,652,477
Dillard's, Inc., Class A	16,949	1,966,254
Foot Locker, Inc.	99,777	6,305,906
GameStop Corp., Class A (a)	74,947	3,253,449
GNC Holdings, Inc., Class A	61,365	2,733,197
Groupon, Inc. *	312,522	1,993,890
HSN, Inc.	23,177	1,555,408
4

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
J.C. Penney Co., Inc. *(a)	208,820	1,793,764
LKQ Corp. *	213,761	6,107,152
Penske Automotive Group, Inc.	28,968	1,495,039
Sally Beauty Holdings, Inc. *	90,156	2,813,769
Sears Holdings Corp. *(a)	34,421	1,478,382
Signet Jewelers Ltd.	55,920	7,232,134
Staples, Inc.	447,137	7,362,111
Tractor Supply Co.	94,861	8,266,188
Ulta Salon, Cosmetics & Fragrance, Inc. *	45,157	6,891,861
Urban Outfitters, Inc. *	69,077	2,374,867
Williams-Sonoma, Inc.	59,681	4,691,523
zulily, Inc., Class A *(a)	12,939	171,118
		85,901,137
Semiconductors & Semiconductor Equipment 2.2%
Atmel Corp.	286,811	2,544,014
Cree, Inc. *(a)	77,616	2,350,212
First Solar, Inc. *	51,926	2,581,241
Freescale Semiconductor Ltd. *	71,558	3,228,697
Marvell Technology Group Ltd.	294,815	4,124,462
ON Semiconductor Corp. *	303,392	4,022,978
Skyworks Solutions, Inc.	133,031	14,548,270
SunEdison, Inc. *	175,942	5,272,982
Teradyne, Inc.	149,605	3,164,146
		41,837,002
Software & Services 8.3%
Akamai Technologies, Inc. *	125,137	9,544,199
Amdocs Ltd.	108,090	5,928,737
ANSYS, Inc. *	63,052	5,611,628
AOL, Inc. *	53,644	2,682,736
Aspen Technology, Inc. *	61,400	2,627,920
Booz Allen Hamilton Holding Corp.	69,544	1,762,940
Broadridge Financial Solutions, Inc.	83,712	4,535,516
Cadence Design Systems, Inc. *	202,918	4,015,747
CDK Global, Inc.	112,317	5,985,373
Computer Sciences Corp.	98,569	6,761,833
CoStar Group, Inc. *	22,283	4,655,142
DST Systems, Inc.	19,874	2,353,082
FactSet Research Systems, Inc.	27,281	4,506,003
FireEye, Inc. *	21,912	1,020,442
Fortinet, Inc. *	97,765	3,916,466
Gartner, Inc. *	57,879	5,063,255
Genpact Ltd. *	110,897	2,494,074
Global Payments, Inc.	46,555	4,859,411
IAC/InterActiveCorp	54,316	4,077,502
Informatica Corp. *	75,861	3,671,672
Jack Henry & Associates, Inc.	57,864	3,765,789
Leidos Holdings, Inc.	42,395	1,801,788
LendingClub Corp. *	40,691	781,674
NetSuite, Inc. *	25,948	2,424,062
Pandora Media, Inc. *	129,115	2,410,577
PTC, Inc. *	80,219	3,310,638
Sabre Corp.	70,285	1,833,736
ServiceNow, Inc. *	91,922	7,042,144
SolarWinds, Inc. *	46,615	2,211,882
Solera Holdings, Inc.	46,815	2,309,384
Splunk, Inc. *	84,176	5,691,981
Synopsys, Inc. *	106,599	5,318,224
Security	Number of Shares	Value ($)
Syntel, Inc. *	22,294	1,059,188
Tableau Software, Inc., Class A *	27,460	3,108,747
Teradata Corp. *	100,942	3,930,681
The Ultimate Software Group, Inc. *	19,712	3,189,204
Total System Services, Inc.	113,884	4,692,021
Vantiv, Inc., Class A *	101,024	4,040,960
VeriSign, Inc. *	73,433	4,640,231
WEX, Inc. *	27,140	3,077,405
Yelp, Inc. *	43,492	2,083,702
		154,797,696
Technology Hardware & Equipment 3.5%
3D Systems Corp. *(a)	73,517	1,607,817
Anixter International, Inc. *	19,278	1,310,904
Arrow Electronics, Inc. *	67,433	4,099,252
Avnet, Inc.	96,596	4,251,190
Brocade Communications Systems, Inc.	304,013	3,759,121
CDW Corp.	87,710	3,254,041
CommScope Holding Co., Inc. *	70,637	2,201,755
Dolby Laboratories, Inc., Class A	29,692	1,162,442
EchoStar Corp., Class A *	30,485	1,527,298
FEI Co.	28,498	2,325,437
FLIR Systems, Inc.	97,054	2,965,000
Harris Corp.	84,884	6,724,510
Ingram Micro, Inc., Class A *	110,421	2,960,387
IPG Photonics Corp. *	25,050	2,375,742
Jabil Circuit, Inc.	132,755	3,261,790
Keysight Technologies, Inc. *	117,573	3,863,449
National Instruments Corp.	71,602	2,141,616
NCR Corp. *	118,458	3,559,663
Palo Alto Networks, Inc. *	46,493	7,880,099
Trimble Navigation Ltd. *	181,400	4,252,016
		65,483,529
Telecommunication Services 1.0%
Frontier Communications Corp.	701,539	3,612,926
Level 3 Communications, Inc. *	199,895	11,090,175
Telephone & Data Systems, Inc.	69,506	2,063,633
United States Cellular Corp. *	9,441	369,143
Windstream Holdings, Inc. (a)	70,342	572,232
Zayo Group Holdings, Inc. *	28,987	762,068
		18,470,177
Transportation 2.0%
Alaska Air Group, Inc.	90,955	5,879,331
AMERCO	4,063	1,336,727
Avis Budget Group, Inc. *	74,070	3,777,570
Expeditors International of Washington, Inc.	133,892	6,137,609
Genesee & Wyoming, Inc., Class A *	35,819	2,949,337
J.B. Hunt Transport Services, Inc.	64,411	5,411,812
Kirby Corp. *	38,487	2,952,338
Landstar System, Inc.	31,440	2,056,176
Old Dominion Freight Line, Inc. *	47,336	3,219,321
Ryder System, Inc.	36,277	3,324,787
		37,045,008
    5

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 4.8%
AGL Resources, Inc.	83,312	4,196,425
Alliant Energy Corp.	77,136	4,728,437
American Water Works Co., Inc.	124,849	6,600,767
Aqua America, Inc.	121,266	3,191,721
Atmos Energy Corp.	70,635	3,815,703
Cleco Corp.	43,214	2,344,360
CMS Energy Corp.	191,244	6,529,070
Great Plains Energy, Inc.	105,584	2,752,575
Integrys Energy Group, Inc.	55,554	3,994,888
ITC Holdings Corp.	108,450	3,827,200
MDU Resources Group, Inc.	135,709	2,841,746
National Fuel Gas Co.	58,864	3,782,012
NRG Energy, Inc.	235,123	5,925,100
OGE Energy Corp.	138,957	4,377,145
Pepco Holdings, Inc.	180,524	4,919,279
Pinnacle West Capital Corp.	78,188	4,763,213
Questar Corp.	120,259	2,729,879
SCANA Corp.	99,138	5,270,176
TECO Energy, Inc.	169,134	3,188,176
UGI Corp.	122,230	4,571,402
Vectren Corp.	56,239	2,394,094
Westar Energy, Inc.	90,968	3,335,797
		90,079,165
Total Common Stock
(Cost $1,591,482,728)		1,856,887,713

Other Investment Companies 1.2% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	1,381,344	1,381,344
Security	Number of Shares	Value ($)
Securities Lending Collateral 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	21,048,217	21,048,217
Total Other Investment Companies
(Cost $22,429,561)		22,429,561

End of Investments

At 05/31/15, the tax basis cost of the fund's investments was $1,615,233,369 and the unrealized appreciation and depreciation were $310,218,097 and ($46,134,192), respectively, with a net unrealized appreciation of $264,083,905.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $22,285,692. Non-cash collateral pledged to the fund for securities on loan amounted to $1,839,533.
(b)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 05/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/19/15	50	5,265,000	(40,096)

Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent
6

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
    7

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,856,887,713	$—	$—	$1,856,887,713
Other Investment Companies[1]	22,429,561	—	—	22,429,561
Total	$1,879,317,274	$—	$—	$1,879,317,274
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($40,096)	$—	$—	($40,096)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2015.
REG65851MAY15
8

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF™
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	2,392,660,052	2,895,387,670
0.0%	Rights	115,419	115,419
0.0%	Warrants	—	—
3.1%	Other Investment Companies	89,594,046	89,594,046
102.9%	Total Investments	2,482,369,517	2,985,097,135
(2.9%)	Other Assets and Liabilities, Net		(85,143,823)
100.0%	Net Assets		2,899,953,312

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	80,840	2,029,892
Cooper Tire & Rubber Co.	57,966	2,127,932
Cooper-Standard Holding, Inc. *	14,133	884,302
Dana Holding Corp.	173,928	3,786,413
Dorman Products, Inc. *(a)	32,735	1,527,415
Drew Industries, Inc.	25,412	1,560,297
Federal-Mogul Holdings Corp. *	29,861	371,172
Fox Factory Holding Corp. *	21,776	355,167
Gentex Corp.	318,392	5,469,975
Gentherm, Inc. *	37,288	1,911,383
Metaldyne Performance Group, Inc.	10,405	197,695
Modine Manufacturing Co. *	52,395	586,300
Remy International, Inc.	33,764	746,184
Standard Motor Products, Inc.	21,365	751,407
Superior Industries International, Inc.	25,317	488,365
Tenneco, Inc. *	64,645	3,795,954
Thor Industries, Inc.	49,812	3,043,015
Visteon Corp. *	46,938	5,140,650
Winnebago Industries, Inc.	27,324	593,750
		35,367,268
Banks 7.9%
1st Source Corp.	15,592	492,395
Ameris Bancorp	26,556	668,946
Arrow Financial Corp.	16,088	422,471
Associated Banc-Corp.	163,161	3,095,164
Astoria Financial Corp.	97,588	1,279,379
BancFirst Corp.	6,773	394,798
BancorpSouth, Inc.	90,817	2,196,863
Bank Mutual Corp.	43,292	307,373
Bank of Hawaii Corp.	47,672	2,992,371
Bank of the Ozarks, Inc.	75,118	3,302,938
Security	Number of Shares	Value ($)
BankUnited, Inc.	107,142	3,598,900
Banner Corp.	22,182	998,634
BBCN Bancorp, Inc.	83,797	1,206,677
Beneficial Bancorp, Inc. *	41,036	502,691
Berkshire Hills Bancorp, Inc.	26,289	720,844
BNC Bancorp	26,735	496,202
BofI Holding, Inc. *	14,098	1,327,468
Boston Private Financial Holdings, Inc.	91,938	1,152,903
Bridge Capital Holdings *	11,501	320,533
Brookline Bancorp, Inc.	67,028	733,286
Bryn Mawr Bank Corp.	13,707	395,858
Camden National Corp.	8,676	332,811
Capital Bank Financial Corp., Class A *	29,616	844,648
Capitol Federal Financial, Inc.	129,747	1,569,939
Cardinal Financial Corp.	34,804	718,355
Cascade Bancorp *	34,510	171,170
Cathay General Bancorp	81,737	2,470,092
Centerstate Banks, Inc.	45,444	563,051
Central Pacific Financial Corp.	27,860	652,481
Chemical Financial Corp.	34,159	1,034,676
City Holding Co.	18,494	835,189
City National Corp.	51,927	4,786,631
Clifton Bancorp, Inc.	22,753	316,494
CoBiz Financial, Inc.	36,802	435,000
Columbia Banking System, Inc.	54,739	1,653,665
Commerce Bancshares, Inc.	88,192	3,934,245
Community Bank System, Inc.	40,419	1,427,195
Community Trust Bancorp, Inc.	15,528	508,853
CVB Financial Corp.	106,879	1,752,816
Dime Community Bancshares, Inc.	34,196	560,472
Eagle Bancorp, Inc. *	30,141	1,199,310
East West Bancorp, Inc.	153,251	6,574,468
Enterprise Financial Services Corp.	17,681	373,423
Essent Group Ltd. *	62,690	1,599,222
EverBank Financial Corp.	89,817	1,656,225
F.N.B. Corp.	181,066	2,442,580
Federal Agricultural Mortgage Corp., Class C	12,762	402,896
Financial Institutions, Inc.	14,783	341,044
First Bancorp (North Carolina)	20,667	325,919
First BanCorp (Puerto Rico) *	112,711	689,791
First Busey Corp.	56,448	354,493
First Citizens BancShares, Inc., Class A	9,262	2,233,068
First Commonwealth Financial Corp.	96,678	879,770
First Community Bancshares, Inc.	16,112	269,070
First Financial Bancorp	67,734	1,176,540
First Financial Bankshares, Inc. (a)	67,494	2,033,594
First Financial Corp.	9,568	325,886
First Horizon National Corp.	249,388	3,680,967
First Interstate BancSystem, Inc., Class A	19,446	529,709
First Merchants Corp.	41,493	966,372
First Midwest Bancorp, Inc.	82,840	1,471,238
    1

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
First Niagara Financial Group, Inc.	376,032	3,350,445
FirstMerit Corp.	179,807	3,531,409
Flagstar Bancorp, Inc. *	22,577	423,093
Flushing Financial Corp.	31,798	616,245
Fulton Financial Corp.	197,069	2,494,894
German American Bancorp, Inc.	13,689	397,255
Glacier Bancorp, Inc.	83,038	2,336,689
Great Southern Bancorp, Inc.	10,654	420,407
Hancock Holding Co.	88,947	2,591,026
Hanmi Financial Corp.	35,569	786,964
Heartland Financial USA, Inc.	13,751	468,634
Hilltop Holdings, Inc. *	84,572	1,846,207
Home BancShares, Inc.	61,680	2,103,905
HomeTrust Bancshares, Inc. *	24,172	374,183
Hudson Valley Holding Corp.	15,890	410,598
IBERIABANK Corp.	35,612	2,288,783
Independent Bank Corp.	26,345	1,188,423
Independent Bank Group, Inc.	3,427	138,931
International Bancshares Corp.	60,530	1,579,833
Investors Bancorp, Inc.	373,073	4,480,607
Kearny Financial Corp. *	15,249	165,760
Ladder Capital Corp., Class A	18,107	321,761
Lakeland Bancorp, Inc.	35,310	403,593
Lakeland Financial Corp.	15,508	613,962
LegacyTexas Financial Group, Inc.	41,448	1,075,161
MainSource Financial Group, Inc.	19,820	396,796
MB Financial, Inc.	67,499	2,174,818
Meridian Bancorp, Inc. *	24,824	318,740
Metro Bancorp, Inc.	13,167	340,499
MGIC Investment Corp. *	357,042	3,873,906
National Bank Holdings Corp., Class A	36,437	696,675
National Penn Bancshares, Inc.	149,878	1,603,695
Nationstar Mortgage Holdings, Inc. *	42,954	847,053
NBT Bancorp, Inc.	44,002	1,083,329
NMI Holdings, Inc., Class A *	36,520	289,604
Northfield Bancorp, Inc.	57,590	843,118
Northwest Bancshares, Inc.	109,167	1,320,921
OceanFirst Financial Corp.	17,815	308,200
Ocwen Financial Corp. *(a)	111,873	1,136,630
OFG Bancorp	46,252	607,751
Old National Bancorp	113,882	1,549,934
Opus Bank	5,478	173,050
Oritani Financial Corp.	43,668	642,793
PacWest Bancorp	102,875	4,618,059
Park National Corp.	12,529	1,035,772
Park Sterling Corp.	30,738	204,100
Peoples Financial Services Corp. (a)	8,369	314,256
Pinnacle Financial Partners, Inc.	36,291	1,796,767
Popular, Inc. *	113,293	3,680,890
PrivateBancorp, Inc.	74,687	2,847,815
Prosperity Bancshares, Inc.	63,404	3,396,552
Provident Financial Services, Inc.	63,945	1,162,520
Radian Group, Inc.	203,114	3,639,803
Renasant Corp.	30,835	907,782
Republic Bancorp, Inc., Class A	13,752	337,749
S&T Bancorp, Inc.	33,635	911,172
Sandy Spring Bancorp, Inc.	27,693	723,895
ServisFirst Bancshares, Inc.	3,240	113,562
Signature Bank *	53,656	7,493,060
Simmons First National Corp., Class A	17,821	767,016
Security	Number of Shares	Value ($)
South State Corp.	24,725	1,775,997
Southside Bancshares, Inc.	25,566	686,447
Southwest Bancorp, Inc.	21,621	382,692
Square 1 Financial, Inc., Class A *	6,497	169,702
State Bank Financial Corp.	36,374	744,940
Sterling Bancorp	90,877	1,227,748
Stock Yards Bancorp, Inc.	16,727	584,107
Stonegate Mortgage Corp. *(a)	8,504	83,169
Sun Bancorp, Inc. *	7,290	140,770
Susquehanna Bancshares, Inc.	192,324	2,671,380
SVB Financial Group *	54,350	7,332,359
Synovus Financial Corp.	147,204	4,271,860
TCF Financial Corp.	173,699	2,734,022
Texas Capital Bancshares, Inc. *	48,689	2,648,682
TFS Financial Corp.	81,200	1,205,820
The Bancorp, Inc. *	39,228	379,335
The First of Long Island Corp.	13,497	340,664
Tompkins Financial Corp.	11,718	597,618
Towne Bank	55,049	867,572
TriCo Bancshares	20,653	487,101
TrustCo Bank Corp.	85,457	577,689
Trustmark Corp.	74,051	1,766,116
UMB Financial Corp.	39,780	2,060,206
Umpqua Holdings Corp.	231,728	4,076,096
Union Bankshares Corp.	47,476	1,025,956
United Bankshares, Inc.	66,709	2,525,603
United Community Banks, Inc.	45,276	867,035
United Financial Bancorp, Inc.	52,727	664,360
Univest Corp. of Pennsylvania	19,592	376,166
Valley National Bancorp	234,120	2,289,694
Walker & Dunlop, Inc. *	29,382	723,385
Washington Federal, Inc.	105,747	2,337,009
Washington Trust Bancorp, Inc.	17,153	644,610
Waterstone Financial, Inc.	34,656	453,994
Webster Financial Corp.	95,020	3,600,308
WesBanco, Inc.	37,652	1,191,309
Westamerica Bancorp	29,680	1,358,157
Western Alliance Bancorp *	81,081	2,541,889
Wilshire Bancorp, Inc.	72,743	803,083
Wintrust Financial Corp.	48,474	2,428,547
WSFS Financial Corp.	24,303	599,555
		229,509,864
Capital Goods 9.4%
A.O. Smith Corp.	80,965	5,779,282
AAON, Inc.	44,391	1,050,735
AAR Corp.	39,705	1,172,886
Actuant Corp., Class A	64,415	1,513,753
Acuity Brands, Inc.	46,257	8,163,898
Advanced Drainage Systems, Inc.	25,743	747,577
AECOM *	163,671	5,406,053
Aegion Corp. *	39,843	710,002
Aerojet Rocketdyne Holdings, Inc. *	63,957	1,327,108
Aerovironment, Inc. *	22,608	584,417
Air Lease Corp.	102,145	3,843,716
Aircastle Ltd.	65,650	1,592,669
Alamo Group, Inc.	9,185	486,529
Albany International Corp., Class A	28,799	1,139,864
Allegion plc	102,650	6,409,466
Altra Industrial Motion Corp.	30,800	847,000
Ameresco, Inc., Class A *	18,136	131,667
2

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
American Railcar Industries, Inc.	10,766	578,888
American Science & Engineering, Inc.	8,519	333,348
American Woodmark Corp. *	12,249	628,864
Apogee Enterprises, Inc.	30,666	1,647,684
Applied Industrial Technologies, Inc.	43,318	1,835,384
Armstrong World Industries, Inc. *	48,514	2,664,389
Astec Industries, Inc.	21,827	902,546
Astronics Corp. *	20,242	1,414,713
AZZ, Inc.	26,564	1,273,213
Barnes Group, Inc.	53,475	2,152,904
Beacon Roofing Supply, Inc. *	54,669	1,714,420
Blount International, Inc. *	51,368	594,328
Briggs & Stratton Corp.	50,681	967,500
Builders FirstSource, Inc. *	50,014	614,172
CAI International, Inc. *	19,217	415,472
Capstone Turbine Corp. *(a)	412,777	173,366
Chart Industries, Inc. *	32,301	1,048,490
CIRCOR International, Inc.	18,742	999,323
CLARCOR, Inc.	52,963	3,263,050
Columbus McKinnon Corp.	21,138	482,158
Comfort Systems USA, Inc.	42,550	955,248
Continental Building Products, Inc. *	32,671	728,563
Crane Co.	51,916	3,142,475
Cubic Corp.	22,394	1,070,433
Curtiss-Wright Corp.	50,967	3,674,211
DigitalGlobe, Inc. *	74,686	2,240,580
Douglas Dynamics, Inc.	24,642	500,233
DXP Enterprises, Inc. *	13,490	553,225
Dycom Industries, Inc. *	37,646	2,167,657
EMCOR Group, Inc.	66,550	3,019,373
Encore Wire Corp.	21,436	936,324
EnerSys	46,523	3,100,293
Engility Holdings, Inc.	19,602	547,288
EnPro Industries, Inc.	24,368	1,473,777
ESCO Technologies, Inc.	29,170	1,088,041
Esterline Technologies Corp. *	32,972	3,566,581
Federal Signal Corp.	63,672	947,439
Franklin Electric Co., Inc.	42,728	1,503,598
GATX Corp.	47,556	2,649,345
Generac Holdings, Inc. *	73,441	3,068,365
General Cable Corp.	54,807	1,035,304
Gibraltar Industries, Inc. *	31,539	565,179
Global Brass & Copper Holdings, Inc.	24,620	424,203
Global Power Equipment Group, Inc.	16,357	122,350
Graco, Inc.	62,692	4,550,812
GrafTech International Ltd. *	124,213	629,760
Graham Corp.	11,455	254,645
Granite Construction, Inc.	37,784	1,354,556
Great Lakes Dredge & Dock Corp. *	58,311	324,209
Griffon Corp.	46,867	748,466
H&E Equipment Services, Inc.	34,891	761,671
Harsco Corp.	89,474	1,441,426
HD Supply Holdings, Inc. *	162,751	5,281,270
HEICO Corp.	59,848	3,429,290
Hexcel Corp.	102,511	5,047,642
Hillenbrand, Inc.	65,418	2,009,641
Huntington Ingalls Industries, Inc.	51,514	6,387,221
Hyster-Yale Materials Handling, Inc.	11,387	808,022
Insteel Industries, Inc.	18,192	361,111
ITT Corp.	96,489	4,118,151
John Bean Technologies Corp.	28,504	1,070,895
Security	Number of Shares	Value ($)
Kadant, Inc.	10,166	478,819
Kaman Corp.	27,315	1,157,063
KBR, Inc.	154,919	2,966,699
Kennametal, Inc.	83,421	3,008,161
Kratos Defense & Security Solutions, Inc. *	38,306	229,453
L.B. Foster Co., Class A	11,501	438,763
Lennox International, Inc.	43,841	4,936,497
Lindsay Corp. (a)	13,307	1,071,746
Lydall, Inc. *	19,136	524,518
Masonite International Corp. *	21,179	1,444,831
MasTec, Inc. *	69,382	1,225,286
Meritor, Inc. *	102,715	1,469,852
Moog, Inc., Class A *	41,829	2,870,724
MRC Global, Inc. *	108,471	1,660,691
Mueller Industries, Inc.	58,361	2,034,464
Mueller Water Products, Inc., Class A	174,735	1,611,057
MYR Group, Inc. *	21,436	634,506
National Presto Industries, Inc. (a)	4,334	301,213
Navistar International Corp. *	71,328	1,888,765
NCI Building Systems, Inc. *	29,118	436,188
Nortek, Inc. *	9,584	791,638
NOW, Inc. *(a)	113,991	2,635,472
Orbital ATK, Inc.	63,316	4,843,674
PGT, Inc. *	47,933	573,279
Plug Power, Inc. *(a)	154,803	421,064
Ply Gem Holdings, Inc. *	20,450	252,558
Polypore International, Inc. *	46,813	2,804,567
Powell Industries, Inc.	10,728	389,212
Power Solutions International, Inc. *(a)	4,677	257,235
Preformed Line Products Co.	3,342	126,862
Primoris Services Corp.	40,889	767,487
Proto Labs, Inc. *	23,507	1,626,214
Quanex Building Products Corp.	39,212	697,581
Raven Industries, Inc.	40,222	774,676
RBC Bearings, Inc. *	25,696	1,800,776
Regal Beloit Corp.	47,505	3,714,416
Rexnord Corp. *	108,026	2,767,626
Rush Enterprises, Inc., Class A *	37,718	1,002,167
Simpson Manufacturing Co., Inc.	43,604	1,479,048
Spirit AeroSystems Holdings, Inc., Class A *	140,577	7,674,098
Standex International Corp.	14,160	1,132,942
Stock Building Supply Holdings, Inc. *	16,733	279,608
Sun Hydraulics Corp.	27,238	1,018,156
TAL International Group, Inc. *	36,405	1,321,137
TASER International, Inc. *	57,675	1,821,377
Teledyne Technologies, Inc. *	37,256	3,775,150
Tennant Co.	20,160	1,285,402
Terex Corp.	111,721	2,762,860
Textainer Group Holdings Ltd.	26,347	743,249
The Babcock & Wilcox Co.	114,046	3,796,591
The ExOne Co. *(a)	11,596	145,530
The Gorman-Rupp Co.	18,465	517,574
The Greenbrier Cos., Inc. (a)	25,017	1,506,774
The KEYW Holding Corp. *(a)	35,802	250,614
The Manitowoc Co., Inc.	143,930	2,714,520
The Middleby Corp. *	60,718	6,600,047
The Toro Co.	60,078	4,108,734
Thermon Group Holdings, Inc. *	36,715	833,798
Titan International, Inc.	60,899	648,574
    3

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Titan Machinery, Inc. *(a)	15,749	250,252
Trex Co., Inc. *	35,492	1,795,895
TriMas Corp. *	48,582	1,404,020
Triumph Group, Inc.	54,434	3,630,203
Tutor Perini Corp. *	42,831	897,738
Twin Disc, Inc.	10,072	179,584
Universal Forest Products, Inc.	20,822	1,152,706
USG Corp. *	96,642	2,787,155
Valmont Industries, Inc.	25,721	3,200,978
Wabash National Corp. *	69,966	947,340
Watsco, Inc.	29,652	3,733,780
Watts Water Technologies, Inc., Class A	29,536	1,569,248
WESCO International, Inc. *	47,355	3,402,930
Woodward, Inc.	61,772	3,146,666
		271,419,785
Commercial & Professional Services 3.0%
ABM Industries, Inc.	53,960	1,750,462
Acacia Research Corp.	50,452	515,115
ACCO Brands Corp. *	128,197	942,248
Barrett Business Services, Inc.	7,658	275,765
Brady Corp., Class A	51,216	1,295,765
CBIZ, Inc. *	45,866	416,005
CDI Corp.	14,114	174,590
CEB, Inc.	35,604	3,011,742
Civeo Corp.	113,190	452,760
Clean Harbors, Inc. *	56,092	3,160,223
Covanta Holding Corp.	139,758	3,088,652
Deluxe Corp.	52,526	3,352,735
Ennis, Inc.	26,411	444,233
Essendant, Inc.	40,834	1,585,993
Exponent, Inc.	13,341	1,135,586
Franklin Covey Co. *	15,777	315,382
FTI Consulting, Inc. *	42,927	1,687,031
G&K Services, Inc., Class A	20,842	1,452,271
GP Strategies Corp. *	18,336	572,267
Healthcare Services Group, Inc.	74,644	2,254,995
Heidrick & Struggles International, Inc.	17,322	435,475
Heritage-Crystal Clean, Inc. *	10,651	151,351
Herman Miller, Inc.	62,609	1,734,269
HNI Corp.	46,999	2,278,981
Huron Consulting Group, Inc. *	24,220	1,557,346
ICF International, Inc. *	21,420	766,408
InnerWorkings, Inc. *	35,741	227,313
Insperity, Inc.	27,315	1,437,315
Interface, Inc.	70,486	1,517,564
KAR Auction Services, Inc.	153,041	5,702,308
Kelly Services, Inc., Class A	31,817	493,800
Kforce, Inc.	28,499	627,263
Kimball International, Inc., Class B	35,575	433,659
Knoll, Inc.	50,221	1,143,030
Korn/Ferry International	52,721	1,691,817
Matthews International Corp., Class A	32,282	1,602,801
McGrath RentCorp	24,762	753,755
Mistras Group, Inc. *	16,356	302,750
Mobile Mini, Inc.	48,572	1,927,337
MSA Safety, Inc.	34,593	1,546,307
Multi-Color Corp.	13,085	838,094
Security	Number of Shares	Value ($)
Navigant Consulting, Inc. *	51,397	699,513
NL Industries, Inc. *	10,445	83,142
On Assignment, Inc. *	49,849	1,868,839
Pendrell Corp. *	102,059	102,059
Performant Financial Corp. *	34,799	105,789
Pitney Bowes, Inc.	215,883	4,717,043
Quad/Graphics, Inc.	30,882	631,537
R.R. Donnelley & Sons Co.	212,609	4,077,841
Resources Connection, Inc.	38,514	604,285
RPX Corp. *	62,317	991,463
SP Plus Corp. *	18,462	448,257
Steelcase, Inc., Class A	92,811	1,596,349
Team, Inc. *	20,141	801,612
Tetra Tech, Inc.	67,368	1,762,347
The Advisory Board Co. *	45,930	2,331,866
The Brink's Co.	52,949	1,692,250
TriNet Group, Inc. *	27,692	828,822
TrueBlue, Inc. *	43,494	1,238,709
UniFirst Corp.	16,344	1,868,283
US Ecology, Inc.	23,911	1,102,536
Viad Corp.	22,630	607,389
WageWorks, Inc. *	34,331	1,472,113
West Corp.	44,114	1,349,888
		86,034,695
Consumer Durables & Apparel 2.4%
Arctic Cat, Inc.	12,389	409,828
Beazer Homes USA, Inc. *	29,465	539,799
Brunswick Corp.	98,927	5,049,234
Callaway Golf Co.	78,783	743,712
Cavco Industries, Inc. *	9,821	712,317
Columbia Sportswear Co.	29,685	1,663,844
Crocs, Inc. *	87,362	1,313,924
Deckers Outdoor Corp. *	37,149	2,531,704
Ethan Allen Interiors, Inc.	29,788	747,679
G-III Apparel Group Ltd. *	40,694	2,313,861
GoPro, Inc., Class A *	29,383	1,629,581
Helen of Troy Ltd. *	28,225	2,469,405
Hovnanian Enterprises, Inc., Class A *	119,703	387,838
Iconix Brand Group, Inc. *	51,419	1,327,639
Installed Building Products, Inc. *	18,390	394,282
iRobot Corp. *	32,443	1,036,554
Kate Spade & Co. *	135,658	3,361,605
KB Home	96,875	1,431,812
La-Z-Boy, Inc.	54,482	1,445,407
LeapFrog Enterprises, Inc. *	71,453	145,050
LGI Homes, Inc. *(a)	10,794	203,467
Libbey, Inc.	24,135	953,332
M.D.C Holdings, Inc.	41,800	1,168,728
M/I Homes, Inc. *	28,752	669,059
Marine Products Corp.	14,127	87,164
Meritage Homes Corp. *	41,523	1,821,199
Movado Group, Inc.	17,775	464,994
NACCO Industries, Inc., Class A	4,664	266,874
Oxford Industries, Inc.	16,104	1,221,810
Perry Ellis International, Inc. *	14,131	347,057
Quiksilver, Inc. *	108,612	148,798
Skechers U.S.A., Inc., Class A *	44,344	4,694,699
Smith & Wesson Holding Corp. *	53,352	784,808
Standard Pacific Corp. *	151,336	1,247,009
Steven Madden Ltd. *	57,976	2,190,333
4

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sturm Ruger & Co., Inc. (a)	19,808	1,064,482
Taylor Morrison Home Corp., Class A *	33,176	638,306
Tempur Sealy International, Inc. *	64,785	3,860,538
The Ryland Group, Inc.	49,012	2,061,935
TRI Pointe Homes, Inc. *	155,030	2,235,533
Tumi Holdings, Inc. *	62,622	1,208,605
Tupperware Brands Corp.	53,503	3,517,287
Unifi, Inc. *	13,590	441,947
Universal Electronics, Inc. *	17,511	907,420
Vera Bradley, Inc. *	26,332	356,535
Vince Holding Corp. *	21,199	337,488
Vista Outdoor, Inc. *	67,741	3,122,183
WCI Communities, Inc. *	13,799	320,827
William Lyon Homes, Class A *	19,324	437,302
Wolverine World Wide, Inc.	107,541	3,159,555
		69,594,349
Consumer Services 4.3%
2U, Inc. *	10,253	284,623
American Public Education, Inc. *	17,377	420,002
Apollo Education Group, Inc. *	103,875	1,722,247
Ascent Capital Group, Inc., Class A *	14,112	569,137
Belmond Ltd., Class A *	96,539	1,177,776
Biglari Holdings, Inc. *	1,613	569,857
BJ's Restaurants, Inc. *	24,097	1,103,161
Bloomin' Brands, Inc.	129,114	2,899,900
Bob Evans Farms, Inc.	25,289	1,161,524
Boyd Gaming Corp. *	88,480	1,266,149
Bravo Brio Restaurant Group, Inc. *	17,684	236,966
Bridgepoint Education, Inc. *	18,555	172,562
Bright Horizons Family Solutions, Inc. *	40,424	2,250,404
Brinker International, Inc.	68,572	3,783,803
Buffalo Wild Wings, Inc. *	20,178	3,080,575
Caesars Entertainment Corp. *(a)	42,474	397,557
Capella Education Co.	11,108	591,723
Carriage Services, Inc.	16,149	401,787
Chegg, Inc. *(a)	54,367	413,733
Choice Hotels International, Inc.	36,730	2,077,816
Churchill Downs, Inc.	13,408	1,671,709
Chuy's Holdings, Inc. *	17,778	462,050
ClubCorp Holdings, Inc.	43,376	985,936
Cracker Barrel Old Country Store, Inc.	25,126	3,544,776
Dave & Buster's Entertainment, Inc. *	13,617	430,706
Del Frisco's Restaurant Group, Inc. *	27,492	511,351
Denny's Corp. *	93,379	973,943
DeVry Education Group, Inc.	60,529	1,925,427
Diamond Resorts International, Inc. *	54,046	1,680,831
DineEquity, Inc.	17,679	1,725,470
Domino's Pizza, Inc.	59,754	6,492,870
El Pollo Loco Holdings, Inc. *(a)	14,697	304,816
Fiesta Restaurant Group, Inc. *	27,821	1,294,511
Graham Holdings Co., Class B	4,726	5,061,546
Grand Canyon Education, Inc. *	49,269	2,104,279
Houghton Mifflin Harcourt Co. *	117,837	3,108,540
International Speedway Corp., Class A	31,684	1,179,595
Interval Leisure Group, Inc.	40,825	1,062,266
Intrawest Resorts Holdings, Inc. *	18,244	229,145
Security	Number of Shares	Value ($)
Isle of Capri Casinos, Inc. *	24,735	351,484
Jack in the Box, Inc.	41,189	3,575,617
K12, Inc. *	31,644	433,206
Krispy Kreme Doughnuts, Inc. *	70,595	1,227,647
La Quinta Holdings, Inc. *	93,939	2,335,324
Life Time Fitness, Inc. *	38,312	2,754,633
LifeLock, Inc. *	76,832	1,169,383
Marriott Vacations Worldwide Corp.	30,676	2,708,077
Noodles & Co. *(a)	12,196	177,086
Panera Bread Co., Class A *	27,256	4,960,592
Papa John's International, Inc.	31,197	2,143,546
Penn National Gaming, Inc. *	71,952	1,196,562
Pinnacle Entertainment, Inc. *	64,944	2,400,980
Popeyes Louisiana Kitchen, Inc. *	24,342	1,353,659
Potbelly Corp. *	19,714	276,982
Red Robin Gourmet Burgers, Inc. *	15,155	1,263,775
Regis Corp. *	50,858	821,865
Ruby Tuesday, Inc. *	70,647	440,837
Ruth's Hospitality Group, Inc.	35,352	520,735
Scientific Games Corp., Class A *(a)	56,540	860,539
SeaWorld Entertainment, Inc.	70,848	1,530,317
Service Corp. International	215,556	6,264,057
ServiceMaster Global Holdings, Inc. *	79,514	2,670,875
Shake Shack, Inc., Class A *(a)	5,081	420,758
Six Flags Entertainment Corp.	92,458	4,517,498
Sonic Corp.	54,976	1,656,977
Sotheby's	65,523	2,937,396
Speedway Motorsports, Inc.	11,454	251,072
Steiner Leisure Ltd. *	13,670	670,650
Strayer Education, Inc. *	12,212	559,676
Texas Roadhouse, Inc.	65,032	2,277,421
The Cheesecake Factory, Inc.	48,885	2,520,999
The Habit Restaurants, Inc., Class A *	10,891	382,601
The Marcus Corp.	21,685	425,026
The Wendy's Co.	287,815	3,235,041
Universal Technical Institute, Inc.	19,230	161,532
Vail Resorts, Inc.	38,447	3,988,492
Weight Watchers International, Inc. *(a)	15,737	86,239
Zoe's Kitchen, Inc. *(a)	18,780	594,950
		125,455,175
Diversified Financials 2.9%
Arlington Asset Investment Corp., Class A	24,907	515,326
Artisan Partners Asset Management, Inc., Class A	36,398	1,605,516
BGC Partners, Inc., Class A	178,065	1,682,714
Cash America International, Inc.	30,565	821,587
CBOE Holdings, Inc.	90,989	5,324,676
Cohen & Steers, Inc.	19,446	729,225
Cowen Group, Inc., Class A *	126,062	743,766
Credit Acceptance Corp. *	9,213	2,122,859
Diamond Hill Investment Group, Inc.	2,688	514,214
E*TRADE Financial Corp. *	308,388	9,085,111
Encore Capital Group, Inc. *	26,506	1,052,553
Enova International, Inc. *	27,880	543,660
Evercore Partners, Inc., Class A	37,753	1,924,270
Ezcorp, Inc., Class A *	51,728	410,720
Federated Investors, Inc., Class B	101,522	3,532,966
Financial Engines, Inc.	54,393	2,333,460
    5

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
First Cash Financial Services, Inc. *	29,508	1,374,778
FNFV Group *	94,905	1,457,741
FXCM, Inc., Class A (a)	90,417	130,200
GAMCO Investors, Inc., Class A	4,641	320,183
Green Dot Corp., Class A *	38,229	560,055
Greenhill & Co., Inc.	28,684	1,116,955
HFF, Inc., Class A	33,781	1,359,347
Interactive Brokers Group, Inc., Class A	62,640	2,236,248
INTL FCStone, Inc. *	15,814	554,597
Investment Technology Group, Inc.	34,900	937,414
Janus Capital Group, Inc.	155,812	2,827,988
KCG Holdings, Inc., Class A *	82,579	1,113,991
Ladenburg Thalmann Financial Services, Inc. *	113,201	372,431
MarketAxess Holdings, Inc.	39,428	3,487,407
Moelis & Co., Class A	14,155	408,513
Nelnet, Inc., Class A	18,656	766,948
NewStar Financial, Inc. *	25,476	269,281
NorthStar Asset Management Group, Inc.	199,354	4,361,866
On Deck Capital, Inc. *(a)	10,708	162,547
PHH Corp. *	53,239	1,468,864
PICO Holdings, Inc. *	27,799	439,502
Piper Jaffray Cos. *	17,278	819,323
PRA Group, Inc. *	50,649	2,874,837
Pzena Investment Management, Inc., Class A	12,728	112,770
RCS Capital Corp., Class A (a)	35,325	276,242
Safeguard Scientifics, Inc. *	25,412	455,383
SLM Corp. *	449,192	4,608,710
Springleaf Holdings, Inc. *	48,455	2,302,582
Stifel Financial Corp. *	70,698	3,765,376
The JG Wentworth Co., Class A *	11,164	104,718
Virtus Investment Partners, Inc.	7,740	962,933
Waddell & Reed Financial, Inc., Class A	89,919	4,296,330
Walter Investment Management Corp. *(a)	42,468	701,996
Westwood Holdings Group, Inc.	8,380	475,565
WisdomTree Investments, Inc.	116,698	2,492,669
World Acceptance Corp. *(a)	9,603	783,317
		83,702,230
Energy 4.2%
Alon USA Energy, Inc.	27,776	489,691
Alpha Natural Resources, Inc. *(a)	201,400	100,116
Approach Resources, Inc. *(a)	41,511	290,992
Arch Coal, Inc. *(a)	241,503	118,336
Atwood Oceanics, Inc.	64,641	1,989,004
Basic Energy Services, Inc. *	40,396	351,849
Bill Barrett Corp. *	52,706	465,394
Bonanza Creek Energy, Inc. *	41,334	858,920
Bristow Group, Inc.	35,863	2,080,054
C&J Energy Services Ltd. *	51,918	780,328
California Resources Corp.	335,920	2,636,972
CARBO Ceramics, Inc. (a)	20,773	885,968
Carrizo Oil & Gas, Inc. *	49,087	2,462,204
CHC Group Ltd. *(a)	38,233	50,850
Clayton Williams Energy, Inc. *	6,684	345,162
Clean Energy Fuels Corp. *(a)	77,741	582,280
Security	Number of Shares	Value ($)
Cloud Peak Energy, Inc. *	60,733	350,429
Comstock Resources, Inc. (a)	45,693	161,753
Contango Oil & Gas Co. *	15,717	216,580
Delek US Holdings, Inc.	56,717	2,147,306
Diamondback Energy, Inc. *	66,593	5,181,601
Dril-Quip, Inc. *	42,483	3,210,865
Eclipse Resources Corp. *(a)	47,629	300,063
Energen Corp.	78,340	5,421,128
Energy XXI Ltd. (a)	101,072	349,709
EP Energy Corp., Class A *	39,486	519,241
Era Group, Inc. *	20,851	437,871
Evolution Petroleum Corp.	29,572	204,047
EXCO Resources, Inc. (a)	171,852	268,089
Exterran Holdings, Inc.	73,362	2,425,348
FMSA Holdings, Inc. *(a)	28,501	254,514
Forum Energy Technologies, Inc. *	68,631	1,423,407
Frank's International N.V.	37,265	738,592
Geospace Technologies Corp. *	14,783	304,234
Goodrich Petroleum Corp. *(a)	35,240	96,910
Green Plains, Inc.	38,253	1,256,994
Gulf Island Fabrication, Inc.	14,202	159,915
Gulfmark Offshore, Inc., Class A	26,748	359,226
Gulfport Energy Corp. *	103,304	4,458,601
Halcon Resources Corp. *(a)	422,005	443,105
Helix Energy Solutions Group, Inc. *	104,546	1,638,236
Hercules Offshore, Inc. *	182,252	117,006
Hornbeck Offshore Services, Inc. *	34,362	764,554
ION Geophysical Corp. *	134,799	191,415
Isramco, Inc. *	1,189	145,605
Jones Energy, Inc., Class A *	29,534	286,775
Key Energy Services, Inc. *	150,384	338,364
Kosmos Energy Ltd. *	118,737	1,055,572
Laredo Petroleum, Inc. *(a)	133,541	1,818,828
Magnum Hunter Resources Corp. *(a)	202,808	371,139
Matador Resources Co. *	82,997	2,285,737
Matrix Service Co. *	26,355	444,609
McDermott International, Inc. *	260,448	1,422,046
Memorial Resource Development Corp. *	80,845	1,528,779
Midstates Petroleum Co., Inc. *(a)	57,056	69,608
Natural Gas Services Group, Inc. *	13,689	330,589
Newfield Exploration Co. *	169,242	6,399,040
Newpark Resources, Inc. *	88,950	754,296
Northern Oil & Gas, Inc. *(a)	60,494	413,174
Nuverra Environmental Solutions, Inc. *(a)	22,772	117,276
Oil States International, Inc. *	52,932	2,163,860
Paragon Offshore plc (a)	86,592	143,743
Parker Drilling Co. *	128,723	436,371
Parsley Energy, Inc., Class A *	59,051	1,032,802
Patterson-UTI Energy, Inc.	156,069	3,152,594
PBF Energy, Inc., Class A	89,648	2,404,359
PDC Energy, Inc. *	41,765	2,490,865
Penn Virginia Corp. *(a)	79,752	370,847
PetroQuest Energy, Inc. *	61,751	106,829
PHI, Inc. *	15,107	491,582
Pioneer Energy Services Corp. *	73,041	512,748
Resolute Energy Corp. *	79,954	93,546
REX American Resources Corp. *	5,196	331,869
Rex Energy Corp. *(a)	50,768	254,855
Rice Energy, Inc. *	67,705	1,484,771
6

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
RigNet, Inc. *	13,180	467,758
Rosetta Resources, Inc. *	77,176	1,802,831
Rowan Cos. plc, Class A	132,085	2,837,186
RPC, Inc.	69,689	1,007,703
RSP Permian, Inc. *	49,712	1,415,798
Sanchez Energy Corp. *(a)	55,579	560,236
SandRidge Energy, Inc. *(a)	430,860	525,649
SEACOR Holdings, Inc. *	19,554	1,371,126
SemGroup Corp., Class A	45,495	3,580,456
Seventy Seven Energy, Inc. *	38,133	224,985
Solazyme, Inc. *(a)	48,038	151,320
Stone Energy Corp. *	62,500	848,750
Swift Energy Co. *(a)	45,476	96,409
Synergy Resources Corp. *	96,265	1,108,010
Targa Resources Corp.	51,409	4,727,058
Teekay Corp.	48,316	2,213,839
Tesco Corp.	34,690	416,974
TETRA Technologies, Inc. *	92,594	582,416
Tidewater, Inc. (a)	47,313	1,161,061
TransAtlantic Petroleum Ltd. *	16,786	91,987
Triangle Petroleum Corp. *(a)	70,137	359,803
Ultra Petroleum Corp. *(a)	163,868	2,279,404
Unit Corp. *	49,219	1,551,875
US Silica Holdings, Inc. (a)	57,443	1,772,117
VAALCO Energy, Inc. *	45,746	102,014
Vantage Drilling Co. *(a)	223,371	76,169
W&T Offshore, Inc. (a)	39,734	214,961
Western Refining, Inc.	79,477	3,495,398
Willbros Group, Inc. *	39,419	73,319
World Fuel Services Corp.	76,829	3,843,755
WPX Energy, Inc. *	216,239	2,787,321
		122,889,625
Food & Staples Retailing 0.9%
Casey's General Stores, Inc.	41,422	3,611,584
Diplomat Pharmacy, Inc. *	38,128	1,473,647
Ingles Markets, Inc., Class A	12,273	599,904
Natural Grocers by Vitamin Cottage, Inc. *	9,541	230,988
PriceSmart, Inc.	21,944	1,789,314
Rite Aid Corp. *	970,342	8,461,382
Smart & Final Stores, Inc. *	27,350	462,215
SpartanNash Co.	42,197	1,319,078
SUPERVALU, Inc. *	215,942	1,906,768
The Andersons, Inc.	28,122	1,246,929
The Chefs' Warehouse, Inc. *	21,225	397,969
The Fresh Market, Inc. *	47,512	1,508,506
United Natural Foods, Inc. *	53,597	3,594,751
Village Super Market, Inc., Class A	4,726	151,327
Weis Markets, Inc.	12,495	539,409
		27,293,771
Food, Beverage & Tobacco 1.9%
Alico, Inc.	3,285	162,082
B&G Foods, Inc.	60,725	1,878,831
Boulder Brands, Inc. *	64,726	596,774
Cal-Maine Foods, Inc. (a)	31,732	1,798,887
Calavo Growers, Inc.	17,447	880,201
Coca-Cola Bottling Co. Consolidated	4,675	530,940
Darling Ingredients, Inc. *	174,364	2,737,515
Security	Number of Shares	Value ($)
Dean Foods Co.	102,544	1,888,860
Diamond Foods, Inc. *	27,829	792,013
Fresh Del Monte Produce, Inc.	36,396	1,369,945
Freshpet, Inc. *(a)	17,837	353,886
J&J Snack Foods Corp.	16,227	1,749,271
Lancaster Colony Corp.	20,127	1,796,133
Landec Corp. *	27,570	393,975
Limoneira Co.	10,587	229,103
National Beverage Corp. *	13,173	272,681
Pinnacle Foods, Inc.	114,224	4,814,542
Post Holdings, Inc. *	55,730	2,410,880
Sanderson Farms, Inc. (a)	21,640	1,764,309
Seaboard Corp. *	301	1,032,430
Seneca Foods Corp., Class A *	8,549	241,082
Snyder's-Lance, Inc.	57,999	1,732,430
The Boston Beer Co., Inc., Class A *	9,533	2,514,615
The Hain Celestial Group, Inc. *	109,707	6,941,162
The WhiteWave Foods Co. *	188,068	9,032,906
Tootsie Roll Industries, Inc. (a)	22,200	682,428
TreeHouse Foods, Inc. *	44,787	3,194,657
Universal Corp.	25,518	1,313,922
Vector Group Ltd.	80,094	1,770,878
		54,877,338
Health Care Equipment & Services 6.4%
AAC Holdings, Inc. *(a)	5,303	206,075
Abaxis, Inc.	22,507	1,195,347
ABIOMED, Inc. *	38,604	2,305,431
Acadia Healthcare Co., Inc. *	56,663	4,200,995
Accuray, Inc. *(a)	79,228	486,856
Aceto Corp.	31,585	744,458
Air Methods Corp. *	37,560	1,583,530
Alere, Inc. *	83,083	4,285,421
Align Technology, Inc. *	76,927	4,667,161
Allscripts Healthcare Solutions, Inc. *	185,202	2,605,792
Amedisys, Inc. *	36,782	1,140,978
AMN Healthcare Services, Inc. *	48,649	1,293,577
Amsurg Corp. *	50,713	3,415,013
Analogic Corp.	12,753	1,079,031
AngioDynamics, Inc. *	29,482	473,186
Antares Pharma, Inc. *(a)	135,843	287,987
athenahealth, Inc. *	41,025	4,783,515
Atrion Corp.	1,704	638,796
Bio-Reference Laboratories, Inc. *	27,650	918,533
BioScrip, Inc. *(a)	72,522	257,453
Brookdale Senior Living, Inc. *	197,581	7,446,828
Cantel Medical Corp.	36,834	1,714,991
Capital Senior Living Corp. *	30,699	790,806
Cardiovascular Systems, Inc. *	31,972	894,577
Castlight Health, Inc., Class B *(a)	12,499	109,116
Centene Corp. *	126,678	9,543,921
Chemed Corp.	18,639	2,314,777
Civitas Solutions, Inc. *	12,587	279,180
Computer Programs & Systems, Inc.	10,309	539,470
CONMED Corp.	28,521	1,584,056
CorVel Corp. *	8,697	312,222
Cyberonics, Inc. *	27,644	1,769,492
Cynosure, Inc., Class A *	23,440	836,808
DexCom, Inc. *	76,496	5,486,293
Endologix, Inc. *	74,714	1,246,977
Entellus Medical, Inc. *(a)	5,330	124,456
    7

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Exactech, Inc. *	10,073	215,361
ExamWorks Group, Inc. *	36,183	1,479,161
GenMark Diagnostics, Inc. *	42,438	389,156
Globus Medical, Inc., Class A *	70,531	1,829,574
Greatbatch, Inc. *	27,597	1,434,492
Haemonetics Corp. *	54,583	2,255,370
Halyard Health, Inc. *	48,961	2,027,965
Hanger, Inc. *	35,857	824,352
Health Net, Inc. *	81,723	5,086,440
HealthEquity, Inc. *	35,668	945,559
HealthSouth Corp.	93,171	4,021,260
HealthStream, Inc. *	24,404	692,342
Healthways, Inc. *	38,299	580,613
HeartWare International, Inc. *	16,642	1,227,680
Hill-Rom Holdings, Inc.	59,971	3,092,105
HMS Holdings Corp. *	95,783	1,632,142
ICU Medical, Inc. *	14,731	1,428,907
Inovalon Holdings, Inc., Class A *	22,288	592,415
Insulet Corp. *	59,596	1,684,779
Integra LifeSciences Holdings Corp. *	27,108	1,820,844
Invacare Corp.	31,648	687,711
IPC Healthcare, Inc. *	17,480	862,988
K2M Group Holdings, Inc. *	20,567	537,621
Kindred Healthcare, Inc.	88,535	2,028,337
Landauer, Inc.	11,544	393,420
LDR Holding Corp. *	16,297	660,354
LHC Group, Inc. *	12,298	452,074
LifePoint Health, Inc. *	47,878	3,604,735
Magellan Health, Inc. *	28,910	1,955,183
Masimo Corp. *	48,962	1,718,566
MedAssets, Inc. *	63,385	1,322,845
Medidata Solutions, Inc. *	58,676	3,403,795
Meridian Bioscience, Inc.	42,319	770,206
Merit Medical Systems, Inc. *	48,353	994,138
Molina Healthcare, Inc. *	33,162	2,412,204
National HealthCare Corp.	10,077	634,045
National Research Corp., Class A	9,576	133,872
Natus Medical, Inc. *	35,580	1,389,755
Neogen Corp. *	38,267	1,788,600
Nevro Corp. *	7,200	365,976
NuVasive, Inc. *	49,349	2,494,592
NxStage Medical, Inc. *	63,448	1,028,492
Omnicell, Inc. *	36,659	1,355,650
OraSure Technologies, Inc. *	64,635	400,091
Orthofix International N.V. *	20,847	683,156
Owens & Minor, Inc.	68,565	2,284,586
PharMerica Corp. *	34,586	1,150,330
Quality Systems, Inc.	49,581	785,363
Quidel Corp. *	30,524	661,455
Select Medical Holdings Corp.	106,529	1,741,749
STERIS Corp.	63,252	4,227,131
Surgical Care Affiliates, Inc. *	21,911	832,399
SurModics, Inc. *	15,265	376,740
Symmetry Surgical, Inc. *	9,515	84,017
Tandem Diabetes Care, Inc. *	18,247	220,241
Team Health Holdings, Inc. *	77,117	4,509,802
Teleflex, Inc.	44,940	5,785,576
The Ensign Group, Inc.	25,465	1,180,812
The Providence Service Corp. *	13,689	657,893
The Spectranetics Corp. *	46,279	1,149,108
Thoratec Corp. *	58,988	2,677,465
Security	Number of Shares	Value ($)
Tornier N.V. *	36,762	977,134
Triple-S Management Corp., Class B *	25,306	607,344
Universal American Corp. *	53,584	549,772
US Physical Therapy, Inc.	12,308	613,677
Vascular Solutions, Inc. *	17,193	561,008
VCA, Inc. *	87,214	4,575,246
Veeva Systems, Inc., Class A *	38,243	1,037,150
WellCare Health Plans, Inc. *	46,630	3,994,792
West Pharmaceutical Services, Inc.	75,386	4,081,398
Wright Medical Group, Inc. *	56,336	1,543,606
Zeltiq Aesthetics, Inc. *	30,337	833,054
		184,600,876
Household & Personal Products 0.4%
Central Garden & Pet Co., Class A *	45,459	443,680
Elizabeth Arden, Inc. *(a)	30,683	431,710
HRG Group, Inc. *	115,669	1,517,577
Inter Parfums, Inc.	20,258	677,225
Medifast, Inc. *	11,462	368,962
Nu Skin Enterprises, Inc., Class A	63,952	3,235,971
Revlon, Inc., Class A *	13,250	489,057
Spectrum Brands Holdings, Inc.	28,308	2,735,968
Synutra International, Inc. *	6,336	42,198
USANA Health Sciences, Inc. *	6,312	808,504
WD-40 Co.	14,329	1,208,938
		11,959,790
Insurance 3.1%
Allied World Assurance Co. Holdings AG	101,998	4,333,895
Ambac Financial Group, Inc. *	46,905	1,096,639
American Equity Investment Life Holding Co.	81,424	2,068,984
American National Insurance Co.	9,149	944,268
AMERISAFE, Inc.	21,336	911,901
AmTrust Financial Services, Inc.	33,826	2,035,649
Argo Group International Holdings Ltd.	29,915	1,575,025
Aspen Insurance Holdings Ltd.	65,765	3,048,865
Assurant, Inc.	73,159	4,817,520
Assured Guaranty Ltd.	165,260	4,724,783
Baldwin & Lyons, Inc., Class B	10,073	226,542
Citizens, Inc. *(a)	44,751	248,816
CNO Financial Group, Inc.	211,293	3,803,274
Crawford & Co., Class B	26,310	191,800
Donegal Group, Inc., Class A	8,045	119,066
eHealth, Inc. *	17,409	227,013
EMC Insurance Group, Inc.	4,469	158,560
Employers Holdings, Inc.	35,869	811,357
Endurance Specialty Holdings Ltd.	47,475	2,885,530
Enstar Group Ltd. *	11,690	1,772,438
FBL Financial Group, Inc., Class A	12,273	704,961
Fidelity & Guaranty Life	11,431	251,025
First American Financial Corp.	114,708	4,096,223
Global Indemnity plc *	7,555	207,460
Greenlight Capital Re Ltd., Class A *	30,630	938,503
Horace Mann Educators Corp.	46,448	1,598,740
Infinity Property & Casualty Corp.	12,179	881,151
James River Group Holdings Ltd.	11,238	264,205
8

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Kansas City Life Insurance Co.	3,412	151,800
Kemper Corp.	52,874	1,892,360
Maiden Holdings Ltd.	59,384	830,188
MBIA, Inc. *	164,027	1,479,524
Meadowbrook Insurance Group, Inc.	49,197	419,158
Mercury General Corp.	38,597	2,149,081
Montpelier Re Holdings Ltd.	40,787	1,552,761
National General Holdings Corp.	50,690	984,400
National Interstate Corp.	7,097	181,470
National Western Life Insurance Co., Class A	2,088	511,518
Old Republic International Corp.	258,499	3,996,395
OneBeacon Insurance Group Ltd., Class A	23,374	336,586
Primerica, Inc.	57,638	2,549,329
ProAssurance Corp.	60,631	2,739,309
RLI Corp.	37,352	1,817,922
Safety Insurance Group, Inc.	13,115	731,817
Selective Insurance Group, Inc.	62,248	1,687,543
StanCorp Financial Group, Inc.	44,330	3,290,173
State Auto Financial Corp.	15,679	333,179
State National Cos., Inc.	31,891	341,234
Stewart Information Services Corp.	24,460	918,962
Symetra Financial Corp.	99,983	2,445,584
The Hanover Insurance Group, Inc.	46,773	3,329,302
The Navigators Group, Inc. *	10,663	827,662
Third Point Reinsurance Ltd. *	57,715	831,673
United Fire Group, Inc.	25,512	778,371
Validus Holdings Ltd.	88,523	3,798,522
White Mountains Insurance Group Ltd.	6,427	4,172,665
		90,022,681
Materials 5.1%
A. Schulman, Inc.	30,341	1,297,685
AK Steel Holding Corp. *	200,913	1,056,802
Allegheny Technologies, Inc.	116,032	3,771,040
American Vanguard Corp.	29,621	408,177
AptarGroup, Inc.	66,534	4,242,873
Axiall Corp.	74,685	2,816,371
Balchem Corp.	33,216	1,875,375
Bemis Co., Inc.	103,552	4,757,179
Berry Plastics Group, Inc. *	126,000	4,217,220
Boise Cascade Co. *	42,499	1,506,165
Cabot Corp.	66,801	2,770,237
Calgon Carbon Corp.	57,720	1,198,267
Carpenter Technology Corp.	56,611	2,311,993
Century Aluminum Co. *	54,803	612,698
Chemtura Corp. *	77,070	2,139,463
Clearwater Paper Corp. *	20,588	1,235,486
Cliffs Natural Resources, Inc. (a)	160,367	851,549
Coeur Mining, Inc. *	137,776	750,879
Commercial Metals Co.	129,073	2,074,203
Compass Minerals International, Inc.	35,674	3,073,672
Cytec Industries, Inc.	76,334	4,617,444
Deltic Timber Corp.	11,211	723,558
Domtar Corp.	68,667	2,967,788
Eagle Materials, Inc.	54,422	4,543,149
Ferro Corp. *	90,001	1,365,315
Flotek Industries, Inc. *	51,699	594,021
FutureFuel Corp.	26,366	316,392
Security	Number of Shares	Value ($)
Globe Specialty Metals, Inc.	68,347	1,321,147
Gold Resource Corp. (a)	61,405	179,917
Graphic Packaging Holding Co.	350,127	4,985,808
Greif, Inc., Class A	35,005	1,336,841
H.B. Fuller Co.	52,779	2,222,524
Hawkins, Inc.	11,501	468,781
Haynes International, Inc.	12,551	591,780
Headwaters, Inc. *	75,050	1,424,449
Hecla Mining Co.	399,038	1,241,008
Horsehead Holding Corp. *	53,526	664,793
Innophos Holdings, Inc.	23,143	1,205,982
Innospec, Inc.	27,466	1,177,742
Intrepid Potash, Inc. *	63,608	739,125
Kaiser Aluminum Corp.	18,152	1,472,672
KapStone Paper & Packaging Corp.	89,826	2,420,811
Koppers Holdings, Inc.	23,674	611,263
Kraton Performance Polymers, Inc. *	37,285	885,519
Kronos Worldwide, Inc.	23,575	287,615
Louisiana-Pacific Corp. *	155,132	2,806,338
LSB Industries, Inc. *	22,642	962,964
Materion Corp.	23,224	863,701
McEwen Mining, Inc. *(a)	264,299	264,299
Mercer International, Inc. *	41,524	588,810
Minerals Technologies, Inc.	36,326	2,445,103
Molycorp, Inc. *(a)	210,234	111,445
Myers Industries, Inc.	23,803	411,554
Neenah Paper, Inc.	18,494	1,115,003
NewMarket Corp.	11,141	5,129,428
Olin Corp.	82,950	2,425,458
OM Group, Inc.	33,588	891,425
OMNOVA Solutions, Inc. *	41,454	311,320
P.H. Glatfelter Co.	45,261	1,063,181
Platform Specialty Products Corp. *	131,824	3,449,834
PolyOne Corp.	93,282	3,627,737
Quaker Chemical Corp.	14,783	1,262,173
Rayonier Advanced Materials, Inc.	44,321	730,853
Rentech, Inc. *	283,606	334,655
Resolute Forest Products, Inc. *	103,412	1,235,773
RTI International Metals, Inc. *	31,372	1,106,490
Schnitzer Steel Industries, Inc., Class A	27,698	496,071
Schweitzer-Mauduit International, Inc.	33,846	1,366,025
Sensient Technologies Corp.	50,569	3,423,521
Silgan Holdings, Inc.	44,386	2,411,935
Sonoco Products Co.	106,801	4,808,181
Steel Dynamics, Inc.	256,163	5,586,915
Stepan Co.	22,302	1,147,661
Stillwater Mining Co. *	125,970	1,825,305
SunCoke Energy, Inc.	70,781	1,150,899
The Scotts Miracle-Gro Co., Class A	47,619	2,917,140
TimkenSteel Corp.	39,703	1,181,164
Tredegar Corp.	28,652	568,742
Trinseo S.A. *	9,943	290,435
Tronox Ltd., Class A	64,523	1,087,858
United States Lime & Minerals, Inc.	1,697	100,785
United States Steel Corp.	154,874	3,778,926
Valhi, Inc.	17,503	111,844
Walter Energy, Inc. (a)	86,182	40,773
Wausau Paper Corp.	55,296	540,795
    9

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Worthington Industries, Inc.	54,325	1,478,183
Zep, Inc.	22,351	446,126
		147,229,606
Media 1.9%
AMC Entertainment Holdings, Inc., Class A	20,676	597,743
Carmike Cinemas, Inc. *	26,689	742,755
Central European Media Enterprises Ltd., Class A *(a)	86,554	200,805
Cinemark Holdings, Inc.	111,051	4,500,897
Clear Channel Outdoor Holdings, Inc., Class A	44,263	497,073
Crown Media Holdings, Inc., Class A *	25,493	104,011
Cumulus Media, Inc., Class A *	128,794	303,954
DreamWorks Animation SKG, Inc., Class A *(a)	74,965	2,020,307
Entercom Communications Corp., Class A *	18,443	209,881
Global Eagle Entertainment, Inc. *	52,514	712,615
Gray Television, Inc. *	59,109	943,380
Harte-Hanks, Inc.	45,478	284,692
Hemisphere Media Group, Inc. *(a)	14,097	172,970
John Wiley & Sons, Inc., Class A	49,677	2,882,259
Journal Media Group, Inc.	16,881	135,217
Liberty Broadband Corp., Class A *	26,237	1,414,437
Liberty Broadband Corp., Class C *	68,967	3,688,355
Lions Gate Entertainment Corp.	96,119	3,180,578
Live Nation Entertainment, Inc. *	153,806	4,398,852
Loral Space & Communications, Inc. *	13,342	891,112
Media General, Inc. *	99,779	1,652,340
Meredith Corp.	38,219	2,017,963
Morningstar, Inc.	22,233	1,718,611
National CineMedia, Inc.	68,701	1,094,407
New Media Investment Group, Inc.	43,178	950,780
Nexstar Broadcasting Group, Inc., Class A	32,600	1,854,614
Regal Entertainment Group, Class A (a)	88,510	1,855,170
Rentrak Corp. *(a)	12,596	855,394
Scholastic Corp.	30,671	1,363,326
SFX Entertainment, Inc. *(a)	45,470	221,439
Sinclair Broadcast Group, Inc., Class A	76,693	2,303,858
Sizmek, Inc. *	24,614	172,052
Starz, Class A *	90,121	3,781,477
The E.W. Scripps Co., Class A	56,035	1,312,900
The McClatchy Co., Class A *	77,085	84,023
The New York Times Co., Class A	144,125	2,003,337
Time, Inc.	116,012	2,611,430
World Wrestling Entertainment, Inc., Class A (a)	30,829	440,855
		54,175,869
Pharmaceuticals, Biotechnology & Life Sciences 7.0%
ACADIA Pharmaceuticals, Inc. *	84,338	3,474,726
Accelerate Diagnostics, Inc. *(a)	23,518	524,922
Acceleron Pharma, Inc. *	9,619	324,449
Achillion Pharmaceuticals, Inc. *	114,938	1,136,737
Acorda Therapeutics, Inc. *	43,203	1,316,827
Security	Number of Shares	Value ($)
Aegerion Pharmaceuticals, Inc. *	32,533	633,743
Affymetrix, Inc. *	79,682	934,670
Agios Pharmaceuticals, Inc. *	12,116	1,478,394
Akebia Therapeutics, Inc. *(a)	9,845	77,382
Akorn, Inc. *	82,610	3,791,799
Alkermes plc *	157,121	9,600,093
Alnylam Pharmaceuticals, Inc. *	77,085	10,105,073
AMAG Pharmaceuticals, Inc. *	28,204	1,962,434
Anacor Pharmaceuticals, Inc. *	46,641	3,321,772
Arena Pharmaceuticals, Inc. *(a)	239,635	940,567
ARIAD Pharmaceuticals, Inc. *(a)	194,395	1,784,546
Array BioPharma, Inc. *	138,977	1,063,174
Atara Biotherapeutics, Inc. *	9,565	405,173
Bellicum Pharmaceuticals, Inc. *	7,478	185,006
Bio-Rad Laboratories, Inc., Class A *	22,501	3,248,469
Bio-Techne Corp.	39,718	4,021,447
BioCryst Pharmaceuticals, Inc. *	66,598	746,564
Bluebird Bio, Inc. *	31,864	6,189,582
Bruker Corp. *	121,074	2,402,108
Cambrex Corp. *	32,272	1,291,525
Catalent, Inc. *	75,759	2,421,258
Celldex Therapeutics, Inc. *	104,467	3,015,962
Cepheid, Inc. *	74,892	4,131,792
Charles River Laboratories International, Inc. *	49,710	3,596,021
Chimerix, Inc. *	37,503	1,569,501
Clovis Oncology, Inc. *	32,291	2,984,980
Coherus Biosciences, Inc. *	12,642	310,614
Depomed, Inc. *	64,010	1,335,249
Dyax Corp. *	153,637	4,046,799
Emergent Biosolutions, Inc. *	34,178	1,088,911
Enanta Pharmaceuticals, Inc. *	14,268	583,276
Endocyte, Inc. *(a)	36,225	219,886
Epizyme, Inc. *(a)	22,547	427,717
Exact Sciences Corp. *(a)	92,581	2,500,613
Exelixis, Inc. *(a)	198,809	626,248
FibroGen, Inc. *	7,804	142,111
Fluidigm Corp. *	29,688	701,824
Foundation Medicine, Inc. *(a)	19,699	704,633
Genomic Health, Inc. *	17,100	463,239
Halozyme Therapeutics, Inc. *	114,995	1,995,163
ImmunoGen, Inc. *	90,079	808,909
Impax Laboratories, Inc. *	72,070	3,388,011
INC Research Holdings, Inc., Class A *	16,495	570,562
Infinity Pharmaceuticals, Inc. *	48,597	629,817
Insys Therapeutics, Inc. *(a)	13,139	783,084
Intercept Pharmaceuticals, Inc. *	14,423	3,680,677
Intra-Cellular Therapies, Inc. *	25,506	669,532
Intrexon Corp. *(a)	39,572	1,666,773
Invitae Corp. *	6,396	79,630
Ironwood Pharmaceuticals, Inc. *	125,815	1,775,250
Isis Pharmaceuticals, Inc. *	125,107	8,422,203
Juno Therapeutics, Inc. *(a)	24,708	1,300,629
Karyopharm Therapeutics, Inc. *(a)	19,702	530,378
Keryx Biopharmaceuticals, Inc. *(a)	110,485	1,149,044
Kindred Biosciences, Inc. *	15,140	97,653
Kite Pharma, Inc. *(a)	11,740	647,461
KYTHERA Biopharmaceuticals, Inc. *	20,489	1,032,031
Lannett Co., Inc. *	27,423	1,525,541
Lexicon Pharmaceuticals, Inc. *(a)	38,469	270,437
Ligand Pharmaceuticals, Inc. *	19,818	1,746,164
10

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Luminex Corp. *	43,290	725,973
MacroGenics, Inc. *	23,836	771,095
MannKind Corp. *(a)	272,755	1,412,871
Merrimack Pharmaceuticals, Inc. *(a)	104,082	1,228,168
MiMedx Group, Inc. *(a)	96,976	1,003,702
Momenta Pharmaceuticals, Inc. *	60,682	1,204,538
Myriad Genetics, Inc. *(a)	75,544	2,564,719
Nektar Therapeutics *	135,822	1,561,953
Neurocrine Biosciences, Inc. *	82,674	3,626,082
NewLink Genetics Corp. *(a)	22,500	970,875
Novavax, Inc. *	276,980	2,492,820
OncoMed Pharmaceuticals, Inc. *(a)	13,228	329,642
Ophthotech Corp. *	11,711	585,784
OPKO Health, Inc. *(a)	256,887	4,541,762
Orexigen Therapeutics, Inc. *(a)	130,839	641,111
Organovo Holdings, Inc. *(a)	79,099	396,286
Osiris Therapeutics, Inc. *(a)	12,332	229,375
Pacira Pharmaceuticals, Inc. *	38,244	2,991,063
PAREXEL International Corp. *	58,374	3,880,120
PDL BioPharma, Inc.	167,814	1,120,998
Phibro Animal Health Corp., Class A	14,257	493,720
Portola Pharmaceuticals, Inc. *	53,774	2,248,829
PRA Health Sciences, Inc. *	17,562	587,625
Prestige Brands Holdings, Inc. *	55,431	2,434,530
PTC Therapeutics, Inc. *	23,696	1,376,501
Raptor Pharmaceutical Corp. *(a)	81,574	1,004,176
Receptos, Inc. *	33,547	5,531,565
Relypsa, Inc. *	27,763	1,021,401
Retrophin, Inc. *	28,071	888,166
Revance Therapeutics, Inc. *	13,510	345,856
Sagent Pharmaceuticals, Inc. *	24,621	549,787
Sangamo BioSciences, Inc. *	71,774	879,231
Sarepta Therapeutics, Inc. *(a)	41,662	1,067,380
SciClone Pharmaceuticals, Inc. *	52,679	487,808
Sequenom, Inc. *(a)	134,947	452,072
Spark Therapeutics, Inc. *(a)	7,352	541,401
Spectrum Pharmaceuticals, Inc. *	56,650	355,195
Sunesis Pharmaceuticals, Inc. *	44,528	105,531
Synageva BioPharma Corp. *	25,099	5,356,378
Synergy Pharmaceuticals, Inc. *(a)	106,615	458,444
Synta Pharmaceuticals Corp. *	75,510	161,591
TESARO, Inc. *	27,241	1,600,681
The Medicines Co. *	68,732	1,949,240
TherapeuticsMD, Inc. *(a)	131,934	934,093
Theravance Biopharma, Inc. *(a)	25,524	356,060
Theravance, Inc. (a)	82,518	1,394,554
Ultragenyx Pharmaceutical, Inc. *	27,816	2,419,992
United Therapeutics Corp. *	50,300	9,241,116
Versartis, Inc. *(a)	18,834	292,680
Vitae Pharmaceuticals, Inc. *	7,416	90,920
VIVUS, Inc. *(a)	118,574	299,992
VWR Corp. *	27,108	739,235
XOMA Corp. *	90,709	319,296
ZIOPHARM Oncology, Inc. *(a)	120,847	1,145,630
		204,010,378
Real Estate 10.3%
Acadia Realty Trust	72,660	2,253,913
AG Mortgage Investment Trust, Inc.	33,631	633,608
Agree Realty Corp.	14,219	430,978
Alexander & Baldwin, Inc.	48,361	1,986,186
Security	Number of Shares	Value ($)
Alexander's, Inc.	3,406	1,375,513
Altisource Portfolio Solutions S.A. *(a)	16,607	457,025
Altisource Residential Corp.	63,495	1,137,830
American Assets Trust, Inc.	41,511	1,633,458
American Capital Mortgage Investment Corp.	51,897	906,641
American Homes 4 Rent, Class A	155,315	2,592,207
American Residential Properties, Inc. *	33,604	623,354
Anworth Mortgage Asset Corp.	106,820	555,464
Apollo Commercial Real Estate Finance, Inc.	56,673	973,075
Apollo Residential Mortgage, Inc.	34,563	550,243
ARMOUR Residential REIT, Inc.	398,956	1,192,878
Ashford Hospitality Prime, Inc.	24,828	390,793
Ashford Hospitality Trust, Inc.	83,336	716,690
Associated Estates Realty Corp.	60,520	1,730,267
BioMed Realty Trust, Inc.	212,379	4,330,408
Blackstone Mortgage Trust, Inc., Class A	86,986	2,628,717
Brandywine Realty Trust	197,215	2,776,787
Campus Crest Communities, Inc.	73,810	417,765
Capstead Mortgage Corp.	98,603	1,166,473
CareTrust REIT, Inc.	26,637	347,346
CBL & Associates Properties, Inc.	182,303	3,217,648
Cedar Realty Trust, Inc.	62,377	421,045
Chambers Street Properties	260,602	1,985,787
Chesapeake Lodging Trust	57,749	1,794,261
Chimera Investment Corp.	218,496	3,152,897
Colony Capital, Inc., Class A	119,768	3,073,247
Columbia Property Trust, Inc.	132,706	3,450,356
CoreSite Realty Corp.	25,487	1,202,986
Corporate Office Properties Trust	97,770	2,509,756
Cousins Properties, Inc.	224,915	2,170,430
CubeSmart	175,769	4,181,545
CyrusOne, Inc.	51,180	1,651,579
CYS Investments, Inc.	174,880	1,565,176
DCT Industrial Trust, Inc.	93,398	3,055,049
DiamondRock Hospitality Co.	208,551	2,746,617
Douglas Emmett, Inc.	145,984	4,289,010
DuPont Fabros Technology, Inc.	71,654	2,310,125
Dynex Capital, Inc.	43,350	336,830
EastGroup Properties, Inc.	32,773	1,823,162
Education Realty Trust, Inc.	50,634	1,667,884
Empire State Realty Trust, Inc., Class A	109,053	1,971,678
EPR Properties	61,273	3,533,614
Equity Commonwealth *	138,861	3,575,671
Equity LifeStyle Properties, Inc.	87,200	4,777,688
Equity One, Inc.	79,460	1,969,019
Excel Trust, Inc.	61,008	969,417
FelCor Lodging Trust, Inc.	127,832	1,372,916
First Industrial Realty Trust, Inc.	116,968	2,282,046
First Potomac Realty Trust	65,479	661,338
Forest City Enterprises, Inc., Class A *	205,472	4,738,184
Forestar Group, Inc. *	40,475	540,341
Franklin Street Properties Corp.	101,071	1,173,434
FRP Holdings, Inc. *	6,421	195,263
Gaming & Leisure Properties, Inc.	95,958	3,512,063
Getty Realty Corp.	29,764	500,928
Government Properties Income Trust	76,010	1,483,715
    11

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Hatteras Financial Corp.	101,947	1,830,968
Healthcare Realty Trust, Inc.	106,793	2,543,809
Healthcare Trust of America, Inc., Class A	132,834	3,292,955
Hersha Hospitality Trust	217,365	1,382,441
Highwoods Properties, Inc.	98,755	4,142,772
Home Properties, Inc.	60,792	4,518,061
Hospitality Properties Trust	162,349	4,901,316
Hudson Pacific Properties, Inc.	72,138	2,199,488
InfraREIT, Inc.	20,582	623,635
Inland Real Estate Corp.	87,372	885,952
Invesco Mortgage Capital, Inc.	129,612	2,056,942
Investors Real Estate Trust	121,937	882,824
iStar Financial, Inc. *	86,554	1,229,932
Kennedy-Wilson Holdings, Inc.	86,652	2,215,692
Kite Realty Group Trust	90,870	2,458,033
LaSalle Hotel Properties	120,353	4,388,070
Lexington Realty Trust	229,920	2,110,666
LTC Properties, Inc.	37,807	1,591,297
Mack-Cali Realty Corp.	89,395	1,510,775
Marcus & Millichap, Inc. *	13,941	653,972
Medical Properties Trust, Inc.	220,119	2,984,814
MFA Financial, Inc.	387,787	3,079,029
Mid-America Apartment Communities, Inc.	79,471	6,070,790
Monmouth Real Estate Investment Corp.	58,318	562,186
Monogram Residential Trust, Inc.	166,197	1,590,505
National Health Investors, Inc.	36,267	2,398,699
New Residential Investment Corp.	204,302	3,485,392
New Senior Investment Group, Inc.	70,604	1,126,134
New York Mortgage Trust, Inc. (a)	101,086	800,601
New York REIT, Inc.	168,955	1,566,213
Newcastle Investment Corp.	72,200	370,386
NorthStar Realty Finance Corp.	292,480	5,305,587
Omega Healthcare Investors, Inc.	169,733	6,115,480
One Liberty Properties, Inc.	13,689	303,896
Outfront Media, Inc.	146,584	4,061,843
Paramount Group, Inc.	151,023	2,769,762
Parkway Properties, Inc.	84,412	1,451,042
Pebblebrook Hotel Trust	75,741	3,247,774
Pennsylvania Real Estate Investment Trust	72,582	1,620,030
PennyMac Mortgage Investment Trust	83,587	1,535,493
Piedmont Office Realty Trust, Inc., Class A	168,379	2,894,435
Post Properties, Inc.	57,492	3,266,121
Potlatch Corp.	42,248	1,532,757
PS Business Parks, Inc.	20,615	1,506,956
QTS Realty Trust, Inc., Class A	23,613	879,112
RAIT Financial Trust	77,346	491,921
Ramco-Gershenson Properties Trust	85,389	1,470,399
Redwood Trust, Inc.	91,967	1,481,588
Resource Capital Corp.	146,231	611,246
Retail Opportunity Investments Corp.	95,819	1,564,724
Retail Properties of America, Inc., Class A	258,712	3,880,680
Rexford Industrial Realty, Inc.	57,284	835,774
RLJ Lodging Trust	141,400	4,274,522
Rouse Properties, Inc.	39,460	681,474
Ryman Hospitality Properties, Inc.	55,815	3,075,965
Security	Number of Shares	Value ($)
Sabra Health Care REIT, Inc.	66,416	1,760,024
Saul Centers, Inc.	14,110	710,721
Select Income REIT	37,886	888,048
Silver Bay Realty Trust Corp.	43,593	673,076
Sovran Self Storage, Inc.	36,441	3,323,784
Spirit Realty Capital, Inc.	466,253	5,030,870
STAG Industrial, Inc.	67,869	1,445,610
Starwood Property Trust, Inc.	255,757	6,110,035
Starwood Waypoint Residential Trust	39,638	999,670
STORE Capital Corp.	27,197	567,329
Strategic Hotels & Resorts, Inc. *	290,964	3,514,845
Summit Hotel Properties, Inc.	94,883	1,267,637
Sun Communities, Inc.	54,522	3,440,883
Sunstone Hotel Investors, Inc.	227,331	3,469,071
Tanger Factory Outlet Centers, Inc.	101,696	3,420,036
Tejon Ranch Co. *	16,143	403,252
The Geo Group, Inc.	79,608	3,019,531
The Howard Hughes Corp. *	38,389	5,654,316
The St. Joe Co. *	97,017	1,545,481
Two Harbors Investment Corp.	389,918	4,168,223
Universal Health Realty Income Trust	15,361	735,792
Urban Edge Properties	101,488	2,192,141
Urstadt Biddle Properties, Inc., Class A	31,410	631,969
Washington Real Estate Investment Trust	74,579	1,868,204
Western Asset Mortgage Capital Corp. (a)	43,799	665,745
Whitestone REIT	25,466	357,288
WP GLIMCHER, Inc.	196,404	2,763,404
Xenia Hotels & Resorts, Inc.	119,144	2,687,889
		299,298,128
Retailing 4.2%
1-800-Flowers.com, Inc., Class A *	21,485	204,322
Aaron's, Inc.	68,991	2,416,755
Abercrombie & Fitch Co., Class A	71,833	1,470,422
America's Car-Mart, Inc. *	7,489	397,366
American Eagle Outfitters, Inc.	187,025	3,061,599
ANN, Inc. *	48,963	2,289,020
Asbury Automotive Group, Inc. *	29,560	2,516,147
Ascena Retail Group, Inc. *	141,171	2,086,507
Barnes & Noble, Inc. *	47,707	1,122,069
Big Lots, Inc.	56,700	2,489,130
Blue Nile, Inc. *	11,776	325,135
Boot Barn Holdings, Inc. *	12,323	301,421
Burlington Stores, Inc. *	77,217	4,074,741
Cabela's, Inc. *	50,701	2,585,751
Caleres, Inc.	46,448	1,436,637
Chico's FAS, Inc.	162,390	2,697,298
Conn's, Inc. *(a)	24,271	897,784
Core-Mark Holding Co., Inc.	24,786	1,331,256
CST Brands, Inc.	82,634	3,286,354
DSW, Inc., Class A	76,614	2,654,675
Express, Inc. *	89,427	1,577,492
Five Below, Inc. *	57,858	1,923,779
Francesca's Holdings Corp. *	42,174	660,867
Fred's, Inc., Class A	38,261	670,333
FTD Cos., Inc. *	21,162	582,590
Genesco, Inc. *	25,116	1,662,428
GNC Holdings, Inc., Class A	93,545	4,166,494
12

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Group 1 Automotive, Inc.	22,798	1,876,503
Guess?, Inc.	69,573	1,220,310
Haverty Furniture Cos., Inc.	24,407	512,791
Hibbett Sports, Inc. *	25,646	1,193,821
HSN, Inc.	34,380	2,307,242
J.C. Penney Co., Inc. *(a)	325,778	2,798,433
Lands' End, Inc. *	14,829	436,121
Liberty TripAdvisor Holdings, Inc., Class A *	73,982	2,070,016
Liberty Ventures, Series A *	145,704	6,046,716
Lithia Motors, Inc., Class A	23,842	2,537,981
Lumber Liquidators Holdings, Inc. *(a)	28,636	584,174
MarineMax, Inc. *	26,695	638,544
Mattress Firm Holding Corp. *(a)	15,189	897,366
Monro Muffler Brake, Inc.	33,332	1,966,921
Murphy USA, Inc. *	45,901	2,672,815
Nutrisystem, Inc.	34,192	778,210
Office Depot, Inc. *	516,779	4,790,541
Orbitz Worldwide, Inc. *	101,092	1,139,307
Outerwall, Inc. (a)	20,669	1,584,486
Overstock.com, Inc. *	17,175	371,495
Penske Automotive Group, Inc.	43,935	2,267,485
PetMed Express, Inc. (a)	21,579	360,154
Pier 1 Imports, Inc.	99,047	1,258,887
Pool Corp.	46,942	3,111,316
Rent-A-Center, Inc.	57,602	1,742,461
Restoration Hardware Holdings, Inc. *	38,931	3,541,164
Sears Holdings Corp. *(a)	52,547	2,256,894
Sears Hometown & Outlet Stores, Inc. *	8,448	59,558
Select Comfort Corp. *	57,543	1,792,464
Shoe Carnival, Inc.	17,332	479,056
Shutterfly, Inc. *	40,873	1,900,595
Sonic Automotive, Inc., Class A	35,336	821,562
Stage Stores, Inc.	36,913	597,621
Stein Mart, Inc.	30,876	327,903
Systemax, Inc. *	10,163	84,861
The Buckle, Inc. (a)	30,686	1,306,610
The Cato Corp., Class A	28,385	1,058,477
The Children's Place, Inc.	23,314	1,524,736
The Container Store Group, Inc. *(a)	12,741	233,925
The Finish Line, Inc., Class A	49,992	1,308,291
The Men's Wearhouse, Inc.	48,276	2,800,491
The Michaels Cos., Inc. *	49,960	1,366,906
The Pep Boys-Manny, Moe & Jack *	60,887	616,785
Tile Shop Holdings, Inc. *(a)	21,665	270,163
Travelport Worldwide Ltd. (a)	31,512	481,819
Tuesday Morning Corp. *	48,874	626,565
Vitamin Shoppe, Inc. *	32,739	1,299,738
Wayfair, Inc., Class A *(a)	11,422	341,404
Weyco Group, Inc.	5,503	154,139
Winmark Corp.	2,188	201,143
zulily, Inc., Class A *(a)	19,535	258,350
Zumiez, Inc. *	24,167	721,627
		120,485,315
Semiconductors & Semiconductor Equipment 3.5%
Advanced Energy Industries, Inc. *	42,293	1,206,196
Advanced Micro Devices, Inc. *(a)	661,896	1,509,123
Amkor Technology, Inc. *	120,650	815,594
Security	Number of Shares	Value ($)
Applied Micro Circuits Corp. *	85,587	546,901
Atmel Corp.	445,225	3,949,146
Brooks Automation, Inc.	76,847	863,760
Cabot Microelectronics Corp. *	25,227	1,164,983
Cavium, Inc. *	58,471	4,114,604
CEVA, Inc. *	18,907	388,350
Cirrus Logic, Inc. *	68,933	2,602,221
Cohu, Inc.	24,637	330,382
Cypress Semiconductor Corp. *	339,163	4,656,708
Diodes, Inc. *	38,174	1,010,848
Entegris, Inc. *	153,409	2,136,987
Exar Corp. *	46,484	504,816
Fairchild Semiconductor International, Inc. *	127,819	2,546,154
FormFactor, Inc. *	63,591	592,032
Inphi Corp. *	28,587	684,373
Integrated Device Technology, Inc. *	160,907	3,806,255
Integrated Silicon Solution, Inc.	33,875	695,115
Intersil Corp., Class A	135,863	1,834,150
IXYS Corp.	27,716	337,858
Kulicke & Soffa Industries, Inc. *	79,535	1,054,634
Lattice Semiconductor Corp. *	133,796	837,563
M/A-COM Technology Solutions Holdings, Inc. *	21,548	822,272
Micrel, Inc.	45,466	632,887
Microsemi Corp. *	99,538	3,622,188
MKS Instruments, Inc.	58,810	2,217,725
Monolithic Power Systems, Inc.	37,816	2,064,754
Nanometrics, Inc. *	25,544	396,954
OmniVision Technologies, Inc. *	61,640	1,661,814
ON Semiconductor Corp. *	469,485	6,225,371
PDF Solutions, Inc. *	29,788	474,523
Photronics, Inc. *	72,756	734,108
PMC-Sierra, Inc. *	217,564	1,975,481
Power Integrations, Inc.	31,782	1,613,254
Qorvo, Inc. *	157,824	12,965,242
Rambus, Inc. *	118,479	1,811,544
Rudolph Technologies, Inc. *	34,307	437,071
Semtech Corp. *	69,919	1,493,470
Silicon Laboratories, Inc. *	41,577	2,305,029
SunEdison Semiconductor Ltd. *	24,655	596,158
SunEdison, Inc. *	266,437	7,985,117
SunPower Corp. *	53,476	1,625,136
Synaptics, Inc. *	39,226	3,908,479
Teradyne, Inc.	228,550	4,833,832
Tessera Technologies, Inc.	48,791	1,880,893
Ultratech, Inc. *	28,264	563,584
Veeco Instruments, Inc. *	44,221	1,339,012
		102,374,651
Software & Services 8.9%
A10 Networks, Inc. *	21,939	132,731
ACI Worldwide, Inc. *	124,918	2,974,298
Actua Corp. *	41,206	523,728
Acxiom Corp. *	85,479	1,416,387
Advent Software, Inc.	48,688	2,130,587
Angie's List, Inc. *(a)	47,675	298,922
AOL, Inc. *	83,838	4,192,738
Aspen Technology, Inc. *	93,957	4,021,360
Bankrate, Inc. *	63,255	771,711
Barracuda Networks, Inc. *	10,129	398,475
    13

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Bazaarvoice, Inc. *	62,474	357,351
Benefitfocus, Inc. *(a)	7,299	261,888
Blackbaud, Inc.	48,659	2,494,260
Blackhawk Network Holdings, Inc. *	54,086	1,860,558
Blucora, Inc. *	48,291	765,895
Booz Allen Hamilton Holding Corp.	105,204	2,666,921
Borderfree, Inc. *	8,330	116,453
Bottomline Technologies (de), Inc. *	40,058	1,054,727
Broadridge Financial Solutions, Inc.	130,863	7,090,157
BroadSoft, Inc. *	29,253	1,068,027
CACI International, Inc., Class A *	25,770	2,206,427
Carbonite, Inc. *	13,062	143,421
Cardtronics, Inc. *	48,827	1,782,186
Cass Information Systems, Inc.	10,440	520,538
ChannelAdvisor Corp. *	21,294	238,706
Ciber, Inc. *	69,540	233,654
CommVault Systems, Inc. *	45,313	2,013,257
comScore, Inc. *	35,807	2,025,960
Comverse, Inc. *	26,506	637,999
Constant Contact, Inc. *	32,834	895,055
Convergys Corp.	107,468	2,668,430
CoreLogic, Inc. *	96,773	3,772,212
Cornerstone OnDemand, Inc. *	50,413	1,569,357
CoStar Group, Inc. *	34,429	7,192,562
Coupons.com, Inc. *(a)	17,866	223,146
CSG Systems International, Inc.	38,901	1,213,322
Cvent, Inc. *	19,546	515,233
Dealertrack Technologies, Inc. *	46,556	1,941,385
Demandware, Inc. *	34,349	2,139,256
DHI Group, Inc. *	37,368	316,507
DST Systems, Inc.	30,185	3,573,904
EarthLink Holdings Corp.	115,692	802,903
Ebix, Inc. (a)	31,162	1,109,367
Ellie Mae, Inc. *	27,853	1,760,867
Endurance International Group Holdings, Inc. *(a)	61,091	1,241,980
EnerNOC, Inc. *	28,449	273,679
Envestnet, Inc. *	37,545	1,644,846
EPAM Systems, Inc. *	24,424	1,756,330
Epiq Systems, Inc.	31,277	524,515
ePlus, Inc. *	6,171	479,178
Euronet Worldwide, Inc. *	52,774	3,155,885
EVERTEC, Inc.	68,703	1,527,268
Everyday Health, Inc. *	8,052	99,845
ExlService Holdings, Inc. *	35,852	1,287,087
Fair Isaac Corp.	33,903	2,973,971
Five9, Inc. *	11,698	59,543
Forrester Research, Inc.	12,297	418,221
Fortinet, Inc. *	151,352	6,063,161
Genpact Ltd. *	166,304	3,740,177
Gigamon, Inc. *	26,398	812,003
Global Cash Access Holdings, Inc. *	60,871	470,533
Gogo, Inc. *(a)	56,400	1,206,960
GrubHub, Inc. *	18,442	743,581
Guidewire Software, Inc. *	73,901	3,580,503
Heartland Payment Systems, Inc.	38,315	2,047,937
HomeAway, Inc. *	92,151	2,586,679
Hortonworks, Inc. *(a)	6,188	162,559
HubSpot, Inc. *	10,013	508,660
IGATE Corp. *	37,762	1,794,073
Imperva, Inc. *	26,593	1,617,120
Infoblox, Inc. *	52,670	1,368,893
Security	Number of Shares	Value ($)
Informatica Corp. *	117,253	5,675,045
Interactive Intelligence Group, Inc. *	16,699	721,898
Internap Corp. *	56,905	554,255
Intralinks Holdings, Inc. *	42,305	449,702
j2 Global, Inc.	48,571	3,225,600
Jive Software, Inc. *	46,412	261,300
Leidos Holdings, Inc.	66,854	2,841,295
Liquidity Services, Inc. *	30,882	306,349
LivePerson, Inc. *	55,961	535,547
LogMeIn, Inc. *	24,597	1,561,172
Manhattan Associates, Inc. *	79,718	4,372,532
ManTech International Corp., Class A	24,133	687,308
Marketo, Inc. *	29,281	873,452
MAXIMUS, Inc.	71,432	4,669,510
Mentor Graphics Corp.	106,106	2,770,428
MicroStrategy, Inc., Class A *	9,644	1,697,151
MoneyGram International, Inc. *	33,795	328,487
Monotype Imaging Holdings, Inc.	40,548	1,051,815
Monster Worldwide, Inc. *	98,737	599,334
NetScout Systems, Inc. *(a)	41,251	1,653,340
NeuStar, Inc., Class A *(a)	59,786	1,633,354
New Relic, Inc. *(a)	5,227	171,080
NIC, Inc.	64,356	1,084,399
OPOWER, Inc. *(a)	7,088	83,922
Pandora Media, Inc. *	193,026	3,603,795
Paycom Software, Inc. *	27,056	940,467
Paylocity Holding Corp. *	21,583	722,599
Pegasystems, Inc.	37,876	827,969
Perficient, Inc. *	40,280	762,098
Progress Software Corp. *	52,356	1,378,534
Proofpoint, Inc. *	37,736	2,231,330
PROS Holdings, Inc. *	24,539	472,376
PTC, Inc. *	124,024	5,118,471
Q2 Holdings, Inc. *	18,381	435,814
Qlik Technologies, Inc. *	95,752	3,463,350
Qualys, Inc. *	22,719	925,118
RealNetworks, Inc. *	25,144	140,052
RealPage, Inc. *	53,528	977,421
RetailMeNot, Inc. *	42,440	855,590
Rocket Fuel, Inc. *(a)	13,070	108,350
Rovi Corp. *	99,793	1,672,531
Science Applications International Corp.	42,407	2,247,571
SciQuest, Inc. *	28,171	429,890
ServiceSource International, Inc. *	71,587	313,551
Shutterstock, Inc. *	16,159	1,034,014
Silver Spring Networks, Inc. *	30,697	419,628
SolarWinds, Inc. *	72,323	3,431,726
Splunk, Inc. *	130,561	8,828,535
SPS Commerce, Inc. *	17,110	1,112,492
SS&C Technologies Holdings, Inc.	72,035	4,245,023
Stamps.com, Inc. *	16,284	1,095,750
Sykes Enterprises, Inc. *	40,590	983,496
Synchronoss Technologies, Inc. *	37,375	1,645,995
Syntel, Inc. *	32,256	1,532,483
Tableau Software, Inc., Class A *	41,924	4,746,216
Take-Two Interactive Software, Inc. *	88,697	2,427,637
Tangoe, Inc. *	38,716	492,080
TeleTech Holdings, Inc.	18,339	466,177
Textura Corp. *(a)	20,611	599,986
The Rubicon Project, Inc. *	20,784	358,524
The Ultimate Software Group, Inc. *	30,120	4,873,115
14

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
TiVo, Inc. *	108,243	1,139,799
TrueCar, Inc. *(a)	16,717	231,196
Tyler Technologies, Inc. *	35,461	4,307,802
Unisys Corp. *	52,962	1,087,840
Varonis Systems, Inc. *	5,630	113,613
VASCO Data Security International, Inc. *(a)	29,724	791,847
VeriFone Systems, Inc. *	120,590	4,602,920
Verint Systems, Inc. *	65,323	4,224,438
VirnetX Holding Corp. *(a)	48,836	234,901
Virtusa Corp. *	29,459	1,340,385
Web.com Group, Inc. *	59,003	1,337,598
WebMD Health Corp. *	37,507	1,721,571
WEX, Inc. *	41,231	4,675,183
Workiva, Inc. *	8,528	112,825
XO Group, Inc. *	29,350	476,644
Xoom Corp. *(a)	31,829	598,704
Yelp, Inc. *	65,353	3,131,062
Zendesk, Inc. *	54,682	1,259,327
Zillow Group, Inc., Class A *(a)	46,087	4,211,891
Zynga, Inc., Class A *	697,293	2,057,014
		257,622,604
Technology Hardware & Equipment 5.1%
ADTRAN, Inc.	56,847	978,905
Aerohive Networks, Inc. *(a)	8,540	61,659
Anixter International, Inc. *	29,613	2,013,684
Arista Networks, Inc. *(a)	5,390	376,815
ARRIS Group, Inc. *	139,152	4,593,408
Avid Technology, Inc. *	33,464	595,994
AVX Corp.	54,487	773,171
Badger Meter, Inc.	15,276	985,608
Belden, Inc.	45,731	3,860,611
Benchmark Electronics, Inc. *	58,545	1,360,586
Black Box Corp.	19,461	390,388
Brocade Communications Systems, Inc.	458,650	5,671,207
CalAmp Corp. *	39,323	776,236
Calix, Inc. *	34,818	278,544
CDW Corp.	136,978	5,081,884
Checkpoint Systems, Inc.	46,711	456,366
Ciena Corp. *	123,028	2,967,435
Cognex Corp. *	91,959	4,641,171
Coherent, Inc. *	26,148	1,627,452
CommScope Holding Co., Inc. *	109,970	3,427,765
Comtech Telecommunications Corp.	16,517	496,171
Control4 Corp. *(a)	16,351	148,794
Cray, Inc. *	43,070	1,317,081
CTS Corp.	32,734	617,036
Daktronics, Inc.	41,832	450,949
Diebold, Inc.	70,919	2,424,011
Dolby Laboratories, Inc., Class A	45,810	1,793,461
DTS, Inc. *	21,250	674,263
EchoStar Corp., Class A *	45,294	2,269,229
Electro Rent Corp.	20,542	210,966
Electronics For Imaging, Inc. *	48,554	2,098,989
Extreme Networks, Inc. *	110,055	298,249
Fabrinet *	28,830	524,129
FARO Technologies, Inc. *	18,113	790,270
FEI Co.	44,527	3,633,403
Finisar Corp. *	111,488	2,441,587
Security	Number of Shares	Value ($)
GSI Group, Inc. *	28,876	431,119
Harmonic, Inc. *	98,070	667,857
Harris Corp.	81	6,417
II-VI, Inc. *	53,447	997,855
Infinera Corp. *	136,097	2,809,042
Ingram Micro, Inc., Class A *	165,071	4,425,554
Insight Enterprises, Inc. *	41,587	1,219,747
InterDigital, Inc.	39,365	2,307,970
InvenSense, Inc. *(a)	76,893	1,088,805
IPG Photonics Corp. *	37,549	3,561,147
Itron, Inc. *	41,570	1,491,947
Ixia *	63,825	802,918
JDS Uniphase Corp. *	245,163	3,142,990
Knowles Corp. *(a)	90,510	1,751,368
Lexmark International, Inc., Class A	65,882	3,029,254
Littelfuse, Inc.	24,274	2,347,296
Maxwell Technologies, Inc. *(a)	34,227	174,558
Methode Electronics, Inc.	39,511	1,854,251
MTS Systems Corp.	16,649	1,132,798
NETGEAR, Inc. *	37,298	1,155,865
Newport Corp. *	43,915	829,554
Nimble Storage, Inc. *(a)	24,588	636,337
OSI Systems, Inc. *	19,549	1,412,220
Palo Alto Networks, Inc. *	71,971	12,198,365
Park Electrochemical Corp.	23,479	504,329
PC Connection, Inc.	21,327	531,469
Plantronics, Inc.	44,918	2,478,126
Plexus Corp. *	34,896	1,587,070
Polycom, Inc. *	143,947	1,938,966
QLogic Corp. *	93,705	1,454,302
Quantum Corp. *	269,753	550,296
RealD, Inc. *	50,601	638,585
Rofin-Sinar Technologies, Inc. *	28,688	816,174
Rogers Corp. *	19,130	1,382,142
Ruckus Wireless, Inc. *	60,721	638,178
Sanmina Corp. *	86,091	1,864,731
ScanSource, Inc. *	31,694	1,232,897
ShoreTel, Inc. *	65,367	449,725
Silicon Graphics International Corp. *	39,753	255,214
Sonus Networks, Inc. *	54,417	426,085
Super Micro Computer, Inc. *	38,246	1,279,711
SYNNEX Corp.	29,610	2,447,859
Tech Data Corp. *	40,437	2,552,383
TTM Technologies, Inc. *	62,849	620,948
Ubiquiti Networks, Inc.	27,534	875,581
Universal Display Corp. *	43,531	2,338,050
ViaSat, Inc. *	45,333	2,855,526
Vishay Intertechnology, Inc.	142,757	1,858,696
Zebra Technologies Corp., Class A *	56,082	6,148,830
		148,308,584
Telecommunication Services 0.5%
8x8, Inc. *	99,446	829,380
Atlantic Tele-Network, Inc.	11,501	771,142
Cincinnati Bell, Inc. *	236,349	865,037
Cogent Communications Holdings, Inc.	44,695	1,404,317
Consolidated Communications Holdings, Inc.	47,765	989,691
FairPoint Communications, Inc. *	23,786	480,001
    15

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
General Communication, Inc., Class A *	32,487	522,066
Globalstar, Inc. *(a)	274,438	727,261
IDT Corp., Class B	21,183	381,082
inContact, Inc. *	63,825	620,379
Intelsat S.A. *(a)	15,360	164,198
Iridium Communications, Inc. *(a)	87,479	905,408
NTELOS Holdings Corp.	25,453	220,168
Pacific DataVision, Inc. *	13,412	634,924
Premiere Global Services, Inc. *	49,380	498,738
RingCentral, Inc., Class A *	26,542	453,603
Shenandoah Telecommunications Co.	23,590	741,434
Spok Holdings, Inc.	21,574	374,309
Telephone & Data Systems, Inc.	101,066	3,000,650
United States Cellular Corp. *	16,172	632,325
Vonage Holdings Corp. *	180,183	839,653
		16,055,766
Transportation 2.3%
Air Transport Services Group, Inc. *	56,557	594,980
Alaska Air Group, Inc.	139,488	9,016,504
Allegiant Travel Co.	14,351	2,259,852
AMERCO	6,613	2,175,677
ArcBest Corp.	25,231	862,648
Atlas Air Worldwide Holdings, Inc. *	26,390	1,437,727
Celadon Group, Inc.	24,422	569,521
Con-way, Inc.	60,664	2,455,072
Echo Global Logistics, Inc. *	24,998	804,436
Forward Air Corp.	31,923	1,655,846
Hawaiian Holdings, Inc. *	55,790	1,351,234
Heartland Express, Inc.	59,249	1,259,041
Hub Group, Inc., Class A *	38,714	1,642,248
JetBlue Airways Corp. *	282,338	5,691,934
Knight Transportation, Inc.	66,361	1,897,925
Landstar System, Inc.	47,316	3,094,466
Marten Transport Ltd.	26,236	595,032
Matson, Inc.	45,905	1,849,053
Old Dominion Freight Line, Inc. *	73,870	5,023,899
Park-Ohio Holdings Corp.	10,073	483,605
Republic Airways Holdings, Inc. *	57,731	603,866
Roadrunner Transportation Systems, Inc. *	29,124	724,314
Ryder System, Inc.	56,046	5,136,616
Saia, Inc. *	26,183	1,071,932
SkyWest, Inc.	54,663	809,012
Spirit Airlines, Inc. *	78,359	4,981,282
Swift Transportation Co. *	90,121	2,097,116
Universal Truckload Services, Inc.	8,196	165,887
UTi Worldwide, Inc. *	98,861	951,043
Virgin America, Inc. *	14,082	400,492
Werner Enterprises, Inc.	46,347	1,275,469
Wesco Aircraft Holdings, Inc. *	56,472	833,527
XPO Logistics, Inc. *	71,681	3,523,838
		67,295,094
Utilities 3.0%
ALLETE, Inc.	46,297	2,331,054
American States Water Co.	41,579	1,597,881
Atmos Energy Corp.	109,286	5,903,630
Security	Number of Shares	Value ($)
Avista Corp.	59,839	1,914,848
Black Hills Corp.	47,235	2,256,888
California Water Service Group	49,651	1,186,162
Chesapeake Utilities Corp.	15,676	825,028
Cleco Corp.	63,271	3,432,452
Connecticut Water Service, Inc.	11,748	414,117
Dynegy, Inc. *	109,171	3,530,590
El Paso Electric Co.	44,594	1,621,884
Great Plains Energy, Inc.	163,413	4,260,177
Hawaiian Electric Industries, Inc.	110,580	3,377,113
IDACORP, Inc.	54,953	3,268,055
MGE Energy, Inc.	38,669	1,497,650
Middlesex Water Co.	17,458	381,108
New Jersey Resources Corp.	89,648	2,695,715
Northwest Natural Gas Co.	28,227	1,261,747
NorthWestern Corp.	48,803	2,538,732
NRG Yield, Inc., Class A (a)	36,227	960,016
NRG Yield, Inc., Class C (a)	35,975	973,843
ONE Gas, Inc.	54,939	2,435,446
Ormat Technologies, Inc.	39,637	1,470,533
Otter Tail Corp.	38,395	1,037,433
Pattern Energy Group, Inc.	49,259	1,400,926
Piedmont Natural Gas Co., Inc.	85,365	3,183,261
PNM Resources, Inc.	86,788	2,307,693
Portland General Electric Co.	83,939	2,934,507
Questar Corp.	190,848	4,332,250
SJW Corp.	15,688	472,523
South Jersey Industries, Inc.	70,578	1,862,553
Southwest Gas Corp.	48,794	2,657,321
TerraForm Power, Inc., Class A *	33,963	1,362,935
The Empire District Electric Co.	44,633	1,041,734
The Laclede Group, Inc.	45,945	2,458,517
UIL Holdings Corp.	58,872	2,984,222
Unitil Corp.	13,526	457,720
Vectren Corp.	89,840	3,824,488
Vivint Solar, Inc. *(a)	23,108	332,755
WGL Holdings, Inc.	52,463	3,018,721
		85,804,228
Total Common Stock
(Cost $2,392,660,052)		2,895,387,670

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Forest Laboratories, Inc., CVR *(b)(c)	5,521	—
Telecommunication Services 0.0%
Contra Leap Wireless CVR *(b)(c)	45,801	115,419
Total Rights
(Cost $115,419)		115,419

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(a)(b)(c)	11,911	—
Total Warrants
(Cost $—)		—
16

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Other Investment Companies 3.1% of net assets
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	5,434,350	5,434,350
Securities Lending Collateral 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	84,159,696	84,159,696
Total Other Investment Companies
(Cost $89,594,046)		89,594,046

End of Investments

At 05/31/15, the tax basis cost of the fund's investments was $2,484,506,093 and the unrealized appreciation and depreciation were $615,387,092 and ($114,796,050), respectively, with a net unrealized appreciation of $500,591,042.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $80,991,352. Non-cash collateral pledged to the fund for securities on loan amounted to $86,796.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $115,419 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 05/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, e-mini, Long, expires 06/19/15	15	1,866,450	(11,447)

Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to
    17

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
18

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,895,387,670	$—	$—	$2,895,387,670
Rights [1]	—	—	115,419	115,419
Warrants [1]	—	—	—	—
Other Investment Companies[1]	89,594,046	—	—	89,594,046
Total	$2,984,981,716	$—	$115,419	$2,985,097,135
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($11,447)	$—	$—	($11,447)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of May 31, 2015
Rights	$115,419	$—	$—	$—	$—	$—	$—	$115,419
Total	$115,419	$—	$—	$—	$—	$—	$—	$115,419
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2015.
REG54091MAY15
    19

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF™
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	2,640,661,190	2,774,585,566
0.1%	Other Investment Companies	1,845,258	1,871,383
99.6%	Total Investments	2,642,506,448	2,776,456,949
0.4%	Other Assets and Liabilities, Net		11,263,650
100.0%	Net Assets		2,787,720,599

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets
Banks 0.2%
PacWest Bancorp	58,684	2,634,324
Umpqua Holdings Corp.	137,664	2,421,510
		5,055,834
Capital Goods 12.4%
3M Co.	398,391	63,376,040
Caterpillar, Inc.	377,126	32,176,390
Eaton Corp. plc	294,500	21,083,255
Emerson Electric Co.	430,476	25,962,008
Fastenal Co.	170,243	7,066,787
Lockheed Martin Corp.	167,210	31,468,922
PACCAR, Inc.	220,224	13,997,437
Raytheon Co.	191,564	19,780,899
Rockwell Automation, Inc.	84,697	10,408,414
The Boeing Co.	412,291	57,935,131
United Technologies Corp.	526,632	61,705,472
		344,960,755
Commercial & Professional Services 0.1%
R.R. Donnelley & Sons Co.	123,348	2,365,815
Consumer Durables & Apparel 0.7%
Garmin Ltd.	75,175	3,418,959
Hasbro, Inc.	70,232	5,065,834
Leggett & Platt, Inc.	85,392	4,037,334
Mattel, Inc.	211,699	5,463,951
Tupperware Brands Corp.	30,787	2,023,937
		20,010,015
Consumer Services 2.5%
Cracker Barrel Old Country Store, Inc.	14,701	2,074,017
Darden Restaurants, Inc.	77,318	5,067,422
Security	Number of Shares	Value ($)
H&R Block, Inc.	171,371	5,437,602
McDonald's Corp.	605,035	58,041,007
		70,620,048
Diversified Financials 0.6%
Cohen & Steers, Inc.	10,230	383,625
Federated Investors, Inc., Class B	59,969	2,086,921
T. Rowe Price Group, Inc.	161,014	12,992,220
Waddell & Reed Financial, Inc., Class A	52,751	2,520,443
		17,983,209
Energy 12.6%
Chevron Corp.	1,175,454	121,071,762
ConocoPhillips	765,153	48,724,943
Exxon Mobil Corp.	1,459,030	124,309,356
Helmerich & Payne, Inc.	67,654	4,938,066
HollyFrontier Corp.	122,048	5,083,299
ONEOK, Inc.	130,158	5,456,223
RPC, Inc.	38,309	553,948
The Williams Cos., Inc.	416,750	21,295,925
Valero Energy Corp.	324,081	19,198,559
		350,632,081
Food & Staples Retailing 3.1%
Sysco Corp.	364,617	13,549,168
Wal-Mart Stores, Inc.	981,067	72,863,846
		86,413,014
Food, Beverage & Tobacco 11.0%
Altria Group, Inc.	1,229,934	62,972,621
B&G Foods, Inc.	35,343	1,093,513
Campbell Soup Co.	110,754	5,353,849
Flowers Foods, Inc.	115,026	2,583,484
General Mills, Inc.	373,814	20,989,656
Kellogg Co.	156,455	9,820,680
PepsiCo, Inc.	931,098	89,785,780
Reynolds American, Inc.	191,095	14,666,541
The Coca-Cola Co.	2,451,519	100,414,218
		307,680,342
Health Care Equipment & Services 1.1%
Baxter International, Inc.	336,740	22,430,251
Computer Programs & Systems, Inc.	7,703	403,098
Meridian Bioscience, Inc.	26,656	485,139
Quest Diagnostics, Inc.	89,537	6,735,869
		30,054,357
Household & Personal Products 6.7%
Colgate-Palmolive Co.	532,851	35,589,118
Kimberly-Clark Corp.	231,317	25,181,169
    1

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Clorox Co.	79,934	8,605,695
The Procter & Gamble Co.	1,507,342	118,160,539
		187,536,521
Insurance 1.2%
Aflac, Inc.	278,561	17,332,065
Mercury General Corp.	23,629	1,315,663
PartnerRe Ltd.	30,820	4,050,672
Principal Financial Group, Inc.	169,784	8,776,135
Safety Insurance Group, Inc.	8,867	494,779
		31,969,314
Materials 3.4%
Compass Minerals International, Inc.	21,015	1,810,652
E.I. du Pont de Nemours & Co.	563,275	39,998,158
International Paper Co.	262,840	13,622,997
Schweitzer-Mauduit International, Inc.	19,259	777,293
Sonoco Products Co.	62,343	2,806,682
The Dow Chemical Co.	687,920	35,819,995
		94,835,777
Media 0.6%
Gannett Co., Inc.	141,236	5,054,836
Meredith Corp.	22,556	1,190,957
Omnicom Group, Inc.	154,194	11,492,079
		17,737,872
Pharmaceuticals, Biotechnology & Life Sciences 10.8%
Eli Lilly & Co.	609,778	48,111,484
Johnson & Johnson	1,246,566	124,831,119
Pfizer, Inc.	3,645,598	126,684,531
		299,627,134
Retailing 5.2%
American Eagle Outfitters, Inc.	108,904	1,782,758
Genuine Parts Co.	95,083	8,602,159
Staples, Inc.	397,163	6,539,289
Target Corp.	396,649	31,462,199
The Gap, Inc.	165,714	6,351,818
The Home Depot, Inc.	819,844	91,347,018
		146,085,241
Semiconductors & Semiconductor Equipment 6.5%
Analog Devices, Inc.	193,223	13,131,435
Intel Corp.	3,006,616	103,607,987
Linear Technology Corp.	148,008	7,082,183
Maxim Integrated Products, Inc.	175,563	6,156,995
Microchip Technology, Inc.	124,879	6,135,305
Texas Instruments, Inc.	656,699	36,722,608
Xilinx, Inc.	164,584	7,804,573
		180,641,086
Software & Services 11.2%
Accenture plc, Class A	389,717	37,428,421
Automatic Data Processing, Inc.	298,846	25,554,321
Security	Number of Shares	Value ($)
CA, Inc.	199,861	6,085,767
International Business Machines Corp.	572,223	97,077,632
Microsoft Corp.	2,919,971	136,829,841
Paychex, Inc.	203,458	10,052,860
		313,028,842
Technology Hardware & Equipment 2.8%
Harris Corp.	77,164	6,112,932
QUALCOMM, Inc.	1,033,639	72,023,966
		78,136,898
Telecommunication Services 4.6%
Verizon Communications, Inc.	2,571,262	127,123,193
Transportation 1.7%
C.H. Robinson Worldwide, Inc.	90,872	5,609,529
United Parcel Service, Inc., Class B	433,474	43,009,290
		48,618,819
Utilities 0.5%
Alliant Energy Corp.	68,386	4,192,062
Questar Corp.	109,487	2,485,355
Wisconsin Energy Corp.	140,679	6,791,982
		13,469,399
Total Common Stock
(Cost $2,640,661,190)		2,774,585,566

Other Investment Companies 0.1% of net assets
Equity Fund 0.1%
Vanguard Dividend Appreciation ETF	20,000	1,621,400
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	249,983	249,983
Total Other Investment Companies
(Cost $1,845,258)		1,871,383

End of Investments

At 05/31/15, the tax basis cost of the fund's investments was $2,642,949,091 and the unrealized appreciation and depreciation were $182,321,458 and ($48,813,600), respectively, with a net unrealized appreciation of $133,507,858.
(a)	The rate shown is the 7-day yield.

ETF –	Exchange Traded Fund

2

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued
Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
    3

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,774,585,566	$—	$—	$2,774,585,566
Other Investment Companies[1]	1,871,383	—	—	1,871,383
Total	$2,776,456,949	$—	$—	$2,776,456,949
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2015.
REG65852MAY15
4

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 16, 2015

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	July 16, 2015